Supplement to May 1, 1995 Prospectus for Metropolitan Life Separate Account E for Preference Plus (R) Account-Enhanced Contracts and EPPA/FFA Contracts:

  1. Add as the second paragraph to Item 15 on C-PPA-17 and Item 16 on FFA-
     24:

    For transfers commencing on or after January 1, 1996:

      (a) If you "roll over" amounts from other MetLife contracts we designate and if they have been in force at least two years we will apply the one of the following two formulas that is more favorable to you:

              (i) the same withdrawal charge schedule that would have applied to the "rolled over" amounts had they remained in your other MetLife contracts; however, any exceptions or reductions to the basic withdrawal charge percentage that the Contract does not provide for (such as a 0% charge at the end of an interest rate guarantee period or a 3% charge at the third anniversary) will not apply; and

              (ii) subject the "rolled over" amounts to a withdrawal charge applied as described above in "What is the early withdrawal charge (sales load)?" as follows:

                               DURING PURCHASE PAYMENT YEAR
                  -----------------------------------------------------------------------------
                   1          2             3             4             5            6 & BEYOND
                  ---        ---           ---           ---           ---           ----------
                   5%         4%            3%            2%            1%               0%

              Purchase payment year for this purpose is measured from the date of the "roll over," not the original purchase payment date under the other MetLife contracts.

      (b) If the other MetLife contracts have been in force less than two years, we will treat the other contracts and this Contract as if they were one for purposes of determining when a purchase payment was made by crediting under this Contract your purchase payments with the time you held them under the other MetLife contracts prior to the time they were "rolled over."

  2. Replace in the second paragraph following "Who sells your Contract or Income Annuity and do you pay a commission on the purchase of your Contract or Income Annuity?" the last sentence on C-PPA-23 and the last two sentences on FFA-31 with the following:

      The commissions we pay range from 0% to 6% depending on the age of the participant or annuitant.

December 19, 1995
                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

     EPPAFFAENHSticker (0196)

Supplement to May 1, 1995 Prospectus for Metropolitan Life Separate Account E for IRA/NQ/SEP Preference Plus (R) Account Contracts:

  1. Add as the second paragraph to Item 8 on A-PPA-15:

    For transfers commencing on or after January 1, 1996:

      (a) If you "roll over" amounts from other MetLife contracts we designate and if they have been in force at least two years we will apply the one of the following two formulas that is more favorable to you:

              (i) the same withdrawal charge schedule that would have applied to the "rolled over" amounts had they remained in your other MetLife contracts; however, any exceptions or reductions to the basic withdrawal charge percentage that the Contract does not provide for (such as a 0% charge at the end of an interest rate guarantee period or a 3% charge at the third anniversary) will not apply; and

              (ii) subject the "rolled over" amounts to a withdrawal charge applied as described above in "What is the early withdrawal charge (sales load)?" as follows:

                               DURING PURCHASE PAYMENT YEAR
                  -----------------------------------------------------------------------------
                   1          2             3             4             5            6 & BEYOND
                  ---        ---           ---           ---           ---           ----------
                   5%         4%            3%            2%            1%               0%

              Purchase payment year for this purpose is measured from the date of the "roll over," not the original purchase payment date under the other MetLife contracts.

      (b) If the other MetLife contracts have been in force less than two years, we will treat the other contracts and this Contract as if they were one for purposes of determining when a purchase payment was made by crediting under this Contract your purchase payments with the time you held them under the other MetLife contracts prior to the time they were "rolled over."

  2. Replace in the second paragraph following "Who sells your Contract or Income Annuity and do you pay a commission on the purchase of your Contract or Income Annuity?" the last sentence on A-PPA-21 with the following:

      The commissions we pay range from 0% to 6% depending on the age of the participant or annuitant.

December 19, 1995
                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

     IRANQSEPSticker (0196)

Supplement to May 1, 1995 Prospectus for Metropolitan Life Separate Account E for TSA/PEDC/KEOGH Preference Plus (R) Account Contracts:

  1. Add after the third sentence in the paragraph following "Will you pay an early withdrawal charge (sales load) when you receive a SWIP payment?" on B-PPA-14:

    On or about February 1, 1996, the 10% "free corridor" for certain TSA Contracts may be taken in an unlimited number of partial withdrawals from the Account Balance during the Contract Year. Because of this change, the imposition of an early withdrawal charge does not depend on whether SWIP payments comprise the first, second or later withdrawal during the Contract Year. Therefore, on or about February 1, 1996, if SWIP payments are within the "free corridor," calculated for this purpose as the applicable percentage of the Account Balance on the SWIP anniversary date, all such SWIP payments will not be subject to an early withdrawal charge. Otherwise, SWIP payments in excess of the "free corridor" will be subject to an early withdrawal charge unless the payments are from other amounts to which an early withdrawal charge no longer applies. See "Deductions and Charges" on the following page.

  2. Replace the first and third paragraphs in the left hand column on B-PPA-16 with the following:

    For TSA Contracts issued before January 15, 1996, to school districts that employ members of the Michigan Education Association, you must specify the source of amounts (other than earnings) from which a withdrawal may be taken, such as salary reduction elective deferrals, direct rollovers, direct transfers or employer contributions.

    For TSA Contracts issued before January 15, 1996, to school districts that employ members of the Michigan Education Association, withdrawal charges are imposed on amounts (other than earnings) for the first seven Contract Years after the purchase payment is received as shown in the table below:

  3. Add as second paragraph to Item 15 on B-PPA-17:

    For transfers commencing on or after January 1, 1996:

      (a) If you "roll over" amounts from other MetLife contracts we designate and if they have been in force at least two years we will apply the one of the following two formulas that is more favorable to you:

              (i) the same withdrawal charge schedule that would have applied to the "rolled over" amounts had they remained in your other MetLife contracts; however, any exceptions or reductions to the basic withdrawal charge percentage that the Contract does not provide for (such as a 0% charge at the end of an interest rate guarantee period or a 3% charge at the third anniversary) will not apply; and

              (ii) subject the "rolled over" amounts to a withdrawal charge applied as described above in "What is the early withdrawal charge (sales load)?" as follows:

                               DURING PURCHASE PAYMENT YEAR
                  -----------------------------------------------------------------------------
                   1          2             3             4             5            6 & BEYOND
                  ---        ---           ---           ---           ---           ----------
                   5%         4%            3%            2%            1%               0%

    Purchase payment year for this purpose is measured from the date of the "roll over," not the original purchase payment date under the other MetLife contracts.

      (b) If the other MetLife contracts have been in force less than two years, we will treat the other contracts and this Contract as if they were one for purposes of determining when a purchase payment was made by crediting under this Contract your purchase payments with the time you held them under the other MetLife contracts prior to the time they were "rolled over."

  4. Replace the last sentence in the second paragraph following "Who sells your Contract or Income Annuity and do you pay a commission on the purchase of your Contract or Income Annuity?" on B-PPA-24 with the following:

      The commissions we pay range from 0% to 6% depending on the age of the participant or annuitant.

December 19, 1995
                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

    TSAPEDCKEOGHSticker (0196)

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 1995

                                              REGISTRATION NOS. 2-90380/811-4001

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                          PRE-EFFECTIVE AMENDMENT NO.                        [_]

                        POST-EFFECTIVE AMENDMENT NO. 18                      [X]

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                                AMENDMENT NO. 17                             [X]

                                ----------------

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                           (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   1 Madison Avenue, New York, New York 10010
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 578-3638
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                ----------------

                              HARRY P. KAMEN, ESQ.
               Chairman of the Board and Chief Executive Officer
                      Metropolitan Life Insurance Company
                                1 Madison Avenue
                            New York, New York 10010
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                ----------------

                                   Copies to:
                              JOHN A. DUDLEY, ESQ.
                              Sullivan & Worcester
                         1025 Connecticut Avenue, N.W.
                             Washington, D.C. 20036

                                ----------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE:

  [_] immediately upon filing pursuant to paragraph (b) of Rule 485
  [X] on May 1, 1995 pursuant to paragraph (b) of Rule 485
  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [_] on (date) pursuant to paragraph (a)(1) of Rule 485
  [_] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of
      Rule 485
  [_] on (date) pursuant to paragraph (a)(2) of Rule 485

  Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities. Registrant's Rule 24f-2 Notice for the year ended December 31, 1994 was filed with the Commission on or about February 28, 1995.

================================================================================

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                                    FORM N-4
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                               ----------------

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))

   N-4
 ITEM NO.                                           PROSPECTUS HEADING
 --------                                           ------------------
    1.    Cover Page....................   Cover Page
    2.    Definitions...................   Index of Special Terms
    3.    Synopsis......................   Tables of Expenses, Summary
    4.    Condensed Financial
           Information..................   Condensed Financial Information; Does
                                            MetLife Advertise the Performance of
    5.    General Description of
           Registrant, Depositor, and
           Portfolio Companies..........   Our Company and the Separate Account;
                                            Your Investment Choices; What Are
                                            Your Voting Rights Regarding
                                            Portfolio Shares?
    6.    Deductions and Expenses.......   Deductions and Charges; Exemptions
                                            from Early Withdrawal Charges; Your
                                            Investment Choices; Who Sells Your
                                            Contract and Do You Pay a Commission
                                            on the Purchase of Your Contract?;
                                            Can MetLife Change The Provisions of
                                            Your Contract?
    7.    General Description of
           Variable Annuity Contract....   Summary; The Contracts Described in
                                            this Prospectus; Purchase Payments
    8.    Annuity Period................   Income Plan Options; The Variable
                                            Payout Annuities Described in this
                                            Prospectus
    9.    Death Benefit.................   Death Benefit
   10.    Purchases and Contract Values.   Purchase Payments; Determining the
                                            Value of Your Separate Account
                                            Investment; Who Sells Your Contract
                                            and Do You Pay a Commission on the
                                            Purchase of Your Contract?
   11.    Redemptions...................   Withdrawals and Transfers; Other
                                            Contract Provisions--Can We Cancel
                                            Your Contract?
   12.    Taxes.........................   Taxes
   13.    Legal Proceedings.............   Not Applicable
   14.    Table of Contents of the
           Statement of Additional
           Information..................   Table of Contents of the Statement of
                                            Additional Information
   15.    Cover Page....................   Cover Page
   16.    Table of Contents.............   Table of Contents

   N-4
 ITEM NO.                                           PROSPECTUS HEADING
 --------                                           ------------------
   17.    General Information and
           History......................  Not Applicable
   18.    Services......................  Independent Auditors; Distribution of
                                           Certificates and Interests in the
                                           Contracts
   19.    Purchase of Securities Being
           Offered......................  Not Applicable
   20.    Underwriters..................  Distribution of Certificates and
                                           Interests in the Contracts; Early
                                           Withdrawal Charge
   21.    Calculation of Performance
           Data.........................  Performance Data
   22.    Annuity Payments..............  Variable Income Payments
   23.    Financial Statements..........  Financial Statements of the Separate
                                           Account; Financial Statements of
                                           Metropolitan Life

          VestMet Prospectus




          May 1, 1995


                                                  [LOGO OF METLIFE APPEARS HERE]
                                                  Retirement & Savings Center
                                                  9504N3D (exp 0496) MLIC-LD

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                                    VESTMET

                    GROUP AND INDIVIDUAL ANNUITY CONTRACTS

                                   ISSUED BY

                                 METROPOLITAN
                            LIFE INSURANCE COMPANY

  This Prospectus describes individual and group VestMet Contracts ("Contracts"). The Contracts are no longer currently offered for purchase.

  Group Contracts may only be purchased through your employer, or a group, association or trust of which you are a member or participant.

  You decide where your purchase payments are directed. The choices depend on what is available under your Contract and may include the Fixed Interest Account, and, through Metropolitan Life Separate Account E, the Growth, Income, Diversified, Aggressive Growth, Money Market and Stock Index Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund").

  The Prospectus for the Metropolitan Fund is attached to the back of your Prospectus.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUS FOR THE METROPOLITAN FUND, WHICH CONTAINS ADDITIONAL INFORMATION AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

  The Prospectus sets forth concisely information about the Contracts and Separate Account E that you should know before investing. Additional information about the Contracts and Separate Account E has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference and which is available upon request without charge from Metropolitan Life Insurance Company, Retirement and Savings Center, 72 Eagle Rock Avenue, East Hanover, NJ 07936, Attention:
Michelle Fox. Inquiries may be made to Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010, Attention: Retirement and Savings Center. The table of contents of the Statement of Additional Information appears on page VM-23.

  The date of this Prospectus and of the Statement of Additional Information is May 1, 1995.

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                          -----
INDEX OF SPECIAL TERMS................................................... VM- 3
TABLES OF EXPENSES....................................................... VM- 4
SUMMARY.................................................................. VM- 6
CONDENSED FINANCIAL INFORMATION.......................................... VM- 7
  Accumulation Unit Values For Each Investment Division By Contract...... VM- 7
FINANCIAL STATEMENTS..................................................... VM- 9
OUR COMPANY AND THE SEPARATE ACCOUNT..................................... VM-10
  Who Is MetLife?........................................................ VM-10
  What Is The Separate Account?.......................................... VM-10
THE CONTRACTS DESCRIBED IN THIS PROSPECTUS............................... VM-10
  What Are The Contracts?................................................ VM-10
  May The Contracts Be Affected By Your Retirement Plan?................. VM-10
YOUR INVESTMENT CHOICES.................................................. VM-10
  What Are The Investment Choices And How Do We Provide Them?............ VM-10
PURCHASE PAYMENTS........................................................ VM-11
  Are There Special Rules Concerning The First Payment And Other Adminis-
   trative Details That You Should Know?................................. VM-11
  How Small Or Large Can Your Purchase Payment Be?....................... VM-12
  How Are Purchase Payments Allocated?................................... VM-12
  Are There Any Limits On Subsequent Purchase Payments?.................. VM-12
DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT................ VM-12
  What Is An Accumulation Unit Value?.................................... VM-12
  How is An Accumulation Unit Value Calculated?.......................... VM-12
WITHDRAWALS AND TRANSFERS................................................ VM-13
  Can You Make Withdrawals And Transfers?................................ VM-13
  When Will We Make Withdrawals Or Transfers?............................ VM-13
  Will We Make Payments Directly To Other Investments On A Tax-free Ba-
   sis?.................................................................. VM-13
  What Restrictions Apply To Texas Optional Retirement Program Partici-
   pants?................................................................ VM-13
  What Restrictions Apply To TSA Contracts?.............................. VM-13
  Can You Make Withdrawals and Transfers by Telephone?................... VM-13
DEDUCTIONS AND CHARGES................................................... VM-14
  Are There Annual Contract Charges?..................................... VM-14
  What Are Charges For General Administrative Expenses And Mortality And
   Expense Risks And How Much Are They?.................................. VM-14
  Are There Deductions For Annuity Taxes And When Are They Paid?......... VM-14
  What Is The Early Withdrawal Charge (Sales Load)?...................... VM-14
EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES................................. VM-15
  Can You Make Withdrawals Or Transfers Without Early Withdrawal
   Charges?.............................................................. VM-15
DEATH BENEFIT............................................................ VM-15
  What Is The Death Benefit?............................................. VM-15
  When And To Whom Will The Death Benefit Be Paid?....................... VM-15
INCOME OPTIONS........................................................... VM-16
  Can MetLife Provide You With An Income Guaranteed For Life Or For A
   Wide Choice Of Other Periods?......................................... VM-16
OTHER CONTRACT PROVISIONS................................................ VM-16
  Can We Cancel Your Contract?........................................... VM-16
  Are There Special Provisions That Apply If You Are A Participant In A
   Plan Subject To ERISA?................................................ VM-16
  When Are Requests Effective?........................................... VM-16
  Will We Confirm Your Transactions?..................................... VM-16
  Can MetLife Change The Provisions Of Your Contract?.................... VM-17
  What Are Your Voting Rights Regarding Portfolio Shares?................ VM-17
  Can Your Voting Instructions Be Disregarded?........................... VM-17
  Who Sells Your Contract And Do You Pay A Commission On The Purchase Of
   Your Contract?........................................................ VM-18
  Does MetLife Advertise The Performance Of The Separate Account?........ VM-18
TAXES.................................................................... VM-19
  How Do Federal Income Taxes Affect Your Contract?...................... VM-19
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............. VM-23
APPENDIX................................................................. VM-24

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. METLIFE DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED PROSPECTUS OR ANY SUPPLEMENT THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY METLIFE.

                             INDEX OF SPECIAL TERMS

   TERMS                                                                   PAGE
   -----                                                                   -----
Account Balance........................................................... VM- 6
Accumulation Units........................................................ VM-12
Contracts................................................................. VM- 1
Designated Office......................................................... VM-11
Early Withdrawal Charge................................................... VM-14
Enhanced Contracts........................................................ VM-10
Experience Factor......................................................... VM-12
Free Corridor............................................................. VM-15
Separate Account.......................................................... VM- 6
Valuation Period.......................................................... VM-12
VestMet Contracts......................................................... VM- 1

                      TABLE OF EXPENSES--VESTMET CONTRACTS

  The following table illustrates Separate Account and Metropolitan Fund expenses for the fiscal year ending December 31, 1994:

CONTRACTOWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS
 CURRENTLY OFFERED
 Sales Load Imposed on Purchases.....................................    None
 Deferred Sales Load................................................. From 0% to
   (as a percentage of amount surrendered)                              7%(a)(b)
 Exchange Fee........................................................       None
 Surrender Fees......................................................       None
ANNUAL CONTRACT FEE..................................................        $15
SEPARATE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average account value)
 General Administrative Expenses Fee.................................    .75%(b)
 Mortality and Expense Risk Fee......................................    .75%(b)
 Total Separate Account Annual Expenses..............................      1.50%
METROPOLITAN FUND ANNUAL EXPENSES
   (as a percentage of average net assets)
                                               MANAGEMENT    OTHER
                                                  FEES    EXPENSES(C)   TOTAL
                                               ---------- -----------   -----
Growth Portfolio..............................    .25         .07        .32
Income Portfolio..............................    .25         .10        .35
Money Market Portfolio........................    .25         .19        .44
Diversified Portfolio.........................    .25         .07        .32
Aggressive Growth Portfolio...................    .75         .07        .82
Stock Index Portfolio.........................    .25         .08        .33

-------

This table does not illustrate expenses for the Variable B, C, and D Divisions of the Separate Account.

  EXAMPLE

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
the applicable time period:
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Growth Division.............................  $84    $110    $138     $241
   Income Division.............................   84     111     140      244
   Money Market Division.......................   85     114     146      256
   Diversified Division........................   84     109     137      238
   Aggressive Growth Division..................   89     124     162      287
   Stock Index Division........................   83     108     136      235
If you annuitize at the end of the applicable
time period or do not surrender your Contract:
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Growth Division.............................  $21    $ 65    $112     $241
   Income Division.............................   21      66     113      244
   Money Market Division.......................   23      70     119      256
   Diversified Division........................   21      64     111      238
   Aggressive Growth Division..................   26      79     135      287
   Stock Index Division........................   21      64     109      235

(a) Under certain circumstances, the deferred sales load, termed the early withdrawal charge in this Prospectus (see "Deductions and Charges", page VM-14) does not apply to 10% of the Account Balance. Under certain other circumstances, the deferred sales load does not apply at all.
(b) There is no deferred sales load imposed under the Enhanced Contracts. Although total Separate Account annual expenses will not exceed 1.50% of average account values during the year for VestMet Contracts (.95% for Enhanced Contracts), the allocation of these expenses between general administrative expenses and mortality and expense risk fees is only an estimate. Under certain of the Enhanced Contracts the employer may pay all or part of the annual Contract fee. (See "Deductions and Charges", page VM-14.)
(c) Prior to May 16, 1993, MetLife paid all expenses of the Metropolitan Fund other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses.

  The purpose of the above table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account and the Metropolitan Fund. It assumes that there are no other transactions. The Example is intended for illustrative purposes only; it should not be considered a representation of past or future expenses. Actual expenses may be higher or lower than those shown. Annuity taxes are not reflected in the table.

SUMMARY
 ...............................................................................

  This Prospectus describes variable annuity contracts issued by Metropolitan Life Insurance Company ("MetLife", "we" or "us"). The term "Contracts" also includes certificates issued under certain group arrangements. "You" as used in this Prospectus means the participant for whom money is invested in a Contract. Under the Contracts issued for Keogh and Public Employee Deferred Compensation Plans, the trustee or the employer retains all rights to control the money under the Contract. For these Contracts, where we refer to giving instructions or making payments to us, "you" means such trustee or employer. For those Public Employee Deferred Compensation Plans where the Contract allows the participant to choose among investment options, where we refer to giving instructions as to investment options for those contracts, "you" means such participant.

  Each of the Contracts offers an account under which we guarantee specified interest rates for specified periods (the "Fixed Interest Account"). Each Contract also offers a choice of investment options under which values can go up or down based on investment performance. (See "Your Investment Choices", page VM-10, and "Determining the Value of Your Separate Account Investment", page VM-12) This Prospectus describes only the investment options (available through a "Separate Account" as distinct from the Fixed Interest Account) and will mention the Fixed Interest Account only where necessary to explain how the Separate Account works. Your Contract is subject to various charges. (See "Deductions and Charges", page VM-14.)

  The Contracts allow you to make new purchase payments, to transfer money between investment options and between the Separate Account and the Fixed Interest Account, and to withdraw monies credited to you ("Account Balance"). (See "Withdrawals and Transfers", page VM-13.) Restrictions and early withdrawal charges may apply to withdrawals, depending on the circumstances and what Contract you are in. (See "Withdrawals and Transfers", page VM-13, and "Deductions and Charges", page VM-14.) You may use your money to obtain payments guaranteed for life or for certain other periods (an annuity). (See "Income Options", page VM-16.) Each Contract offers a death benefit that guarantees certain payments in case of your death even if account values have fallen below that amount. (See "What is the Death Benefit?" page VM-15.)

                        CONDENSED FINANCIAL INFORMATION
       ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION BY CONTRACT

         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

  The following information has been derived from the Separate Account's full financial statements, which statements are annually audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing with the full financial statements and related notes in the Statement of Additional Information or as previously stated in earlier reports.

                 FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR
                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
VESTMET          DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
CONTRACTS            1994         1993         1992         1991         1990         1989         1988         1987
---------        ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
 GROWTH DIVISION
Accumulation
 unit value at
 beginning of
 period.........    $29.75       $26.40       $24.01       $18.30       $20.30       $15.08       $13.83       $13.10
Accumulation
 unit value at
 end
 of period......     28.36       $29.75       $26.40       $24.01       $18.30       $20.30       $15.08       $13.83
Number of accu-
 mulation units
 outstanding at
 end of period
 (in thousands).     3,975        4,135        4,510        4,196        4,146        2,753        2,226        2,084
                 FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR
                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                 DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                     1994         1993         1992         1991         1990         1989         1988         1987
                 ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
 INCOME DIVISION
Accumulation
 unit value at
 beginning of
 period.........    $24.91       $22.71       $21.57       $18.64       $17.21       $15.41       $14.31       $14.82
Accumulation
 unit value at
 end
 of period......     23.77       $24.91       $22.71       $21.57       $18.64       $17.21       $15.41       $14.31
Number of accu-
 mulation units
 outstanding at
 end of period
 (in thousands).     1,965        2,342        2,696        2,444        2,050        1,736        1,316        1,075
                 FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR
                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                 DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                     1994         1993         1992         1991         1990         1989         1988         1987
                 ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
 MONEY MARKET
  DIVISION
Accumulation
 unit value at
 beginning of
 period.........    $15.28       $15.07       $14.74       $14.11       $13.23       $12.29       $11.60       $11.08
Accumulation
 unit value at
 end
 of period......     15.63       $15.28       $15.07       $14.74       $14.11       $13.23       $12.29       $11.60
Number of accu-
 mulation units
 outstanding at
 end of period
 (in thousands).     1,306        1,528        2,414        3,573        3,943        1,836          957          425
                 FOR THE YEAR FOR THE PERIOD
                    ENDED       MARCH 1 TO
VESTMET          DECEMBER 31,  DECEMBER 31,
CONTRACTS            1986          1985
---------        ------------ --------------
 GROWTH DIVISION
Accumulation
 unit value at
 beginning of
 period.........    $12.07        $10.00(a)
Accumulation
 unit value at
 end
 of period......    $13.10        $12.07
Number of accu-
 mulation units
 outstanding at
 end of period
 (in thousands).     1,002           115
                 FOR THE YEAR FOR THE PERIOD
                    ENDED       MARCH 1 TO
                 DECEMBER 31,  DECEMBER 31,
                     1986          1985
                 ------------ --------------
 INCOME DIVISION
Accumulation
 unit value at
 beginning of
 period.........    $12.58        $10.00(a)
Accumulation
 unit value at
 end
 of period......    $14.82        $12.58
Number of accu-
 mulation units
 outstanding at
 end of period
 (in thousands).       932            59
                 FOR THE YEAR FOR THE PERIOD
                    ENDED       MARCH 1 TO
                 DECEMBER 31,  DECEMBER 31,
                     1986          1985
                 ------------ --------------
 MONEY MARKET
  DIVISION
Accumulation
 unit value at
 beginning of
 period.........    $10.54        $10.00(a)
Accumulation
 unit value at
 end
 of period......    $11.08        $10.54
Number of accu-
 mulation units
 outstanding at
 end of period
 (in thousands).        93            17

                 FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR
                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                 DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                     1994         1993         1992         1991         1990         1989         1988         1987
                 ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
 DIVERSIFIED DI-
  VISION
Accumulation
 unit value
 at beginning of
 period.........    $19.77       $17.80       $16.50       $13.40       $13.61       $11.34       $10.54       $10.33
Accumulation
 unit value
 at end of peri-
 od.............     18.88       $19.77       $17.80       $16.50       $13.40       $13.61       $11.34       $10.54
Number of
 accumulation
 units
 outstanding at
 end of period
 (in thousands).     8,512        8,742        9,458        9,561       10,322        9,758        9,391        8,717
                 FOR THE PERIOD
                   JULY 25 TO
                  DECEMBER 31,
                      1986
                 --------------
 DIVERSIFIED DI-
  VISION
Accumulation
 unit value
 at beginning of
 period.........     $10.00(a)
Accumulation
 unit value
 at end of peri-
 od.............     $10.33
Number of
 accumulation
 units
 outstanding at
 end of period
 (in thousands).        694

                          FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE PERIOD
                             ENDED        ENDED        ENDED        ENDED        ENDED        ENDED       MAY 18 TO
                          DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                              1994         1993         1992         1991         1990         1989          1988
                          ------------ ------------ ------------ ------------ ------------ ------------ --------------
 AGGRESSIVE GROWTH DIVI-
  SION
Accumulation unit value
 at beginning of period.     $26.23       $21.71       $19.97       $12.17       $13.78       $10.68        $10.00(a)
Accumulation unit value
 at end of period.......      25.35       $26.23       $21.71       $19.97       $12.17       $13.78        $10.68
Number of accumulation
 units outstanding at
 end of period (in
 thousands).............      1,691        1,511        1,583        1,145          880          473           142

                          FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE PERIOD
                             ENDED        ENDED        ENDED        ENDED     MAY 1, 1990 TO
                          DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                              1994         1993         1992         1991          1990
                          ------------ ------------ ------------ ------------ --------------
 STOCK INDEX DIVISION
Accumulation unit value
 at beginning of period.     $14.74       $13.66       $12.90       $10.09        $10.00(a)
Accumulation unit value
 at end of period.......      14.69        14.74        13.66       $12.90        $10.09
Number of accumulation
 units outstanding at
 end of period (in thou-
 sands).................        488          528          661          418           125

                               FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR
                                  ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                               DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                   1994         1993         1992         1991         1990         1989         1988
                               ------------ ------------ ------------ ------------ ------------ ------------ ------------
 VARIABLE B
  DIVISION
Accumulation
 unit value
 at
 beginning
 of period.                       $63.95       $56.46       $51.11       $38.76       $42.78       $31.62       $29.25
Accumulation
 unit value
 at end of
 period....                        60.52       $63.95       $56.46       $51.11       $38.76       $42.78       $31.62
Number of
 accumulation
 units out-
 standing
 at end of
 period (in
 thousands).                         830          904          968        1,051        1,158        1,292        1,486
                               FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR
                                  ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                               DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                   1994         1993         1992         1991         1990         1989         1988
                               ------------ ------------ ------------ ------------ ------------ ------------ ------------
 VARIABLE C
  DIVISION
Accumulation
 unit value
 at
 beginning
 of period.                       $68.93       $60.25       $54.00       $40.55       $44.31       $32.43       $29.73
Accumulation
 unit value
         at end of
 period....                    FOR THE PERIOD65.82       $68.93       $60.25       $54.00       $40.55       $44.31       $32.43
Number of                       APRIL 24 TO
 accumulation                   DECEMBER 31,
 units out-                         1987
 standing                      --------------
   at end of
 VARIABLEpBeriod (in
 tDIVISIONhousands).                          32           35           37           39           44           50           54
Accumulation
 unit value
 at
 beginning
 of period.                        $32.63(b)
Accumulation
 unit value
 at end of
 period....                        $29.25
Number of
 accumulation
 units out-
 standing
 at end of
 period (in
 thousands).                        1,704
                               FOR THE PERIOD
                                APRIL 24 TO
                                DECEMBER 31,
                                    1987
                               --------------
 VARIABLE C
  DIVISION
Accumulation
 unit value
 at
 beginning
 of period.                        $32.90(b)
Accumulation
 unit value
 at end of
 period....                        $29.73
Number of
 accumulation
 units out-
 standing
 at end of
 period (in
 thousands).                           58

  In addition to the above mentioned Accumulation Units, there are cash reserves of $1,774,202 and $21,657 at December 31, 1994 applicable to Contracts receiving annuity payouts under the Variable B Division and Variable D
Division, respectively.

                               FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR
                                  ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                               DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
ENHANCED VESTMET CONTRACTS(C)      1994         1993         1992         1991         1990         1989         1988
-----------------------------  ------------ ------------ ------------ ------------ ------------ ------------ ------------
 GROWTH DI-
  VISION
Accumulation
 unit value
 at
 beginning
 of period.                       $30.85       $27.22       $24.63       $18.67       $20.60       $15.22       $13.87
Accumulation
 unit value
 at end of
 period....                        29.57       $30.85       $27.22       $24.63       $18.67       $20.60       $15.22
Number of
 accumulation
 units out-
 standing
 at end of
 period (in
 thousands).                          43           41           43           38           38           30           27
                               FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR
                                  ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                               DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                   1994         1993         1992         1991         1990         1989         1988
                               ------------ ------------ ------------ ------------ ------------ ------------ ------------
 INCOME DI-
  VISION
Accumulation
 unit value
 at
 beginning
 of period.                       $25.83       $23.43       $22.12       $19.02       $17.46       $15.55       $14.36
Accumulation
 unit value
 at end of
 period....                        24.79       $25.83       $23.43       $22.12       $19.02       $17.46       $15.55
Number of
 accumulation
 units out-
 standing
 at end of
 period (in
 thousands).                          18           21           24           30           30           26           25
                               FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR
                                  ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                               DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                   1994         1993         1992         1991         1990         1989         1988
                               ------------ ------------ ------------ ------------ ------------ ------------ ------------
 MONEY MAR-
  KET DIVI-
  SION
Accumulation
 unit value
 at begin-
 ning of
 period....                       $15.84       $15.54       $15.12       $14.39       $13.42       $12.40       $11.64
Accumulation
 unit value
 at end of
 period....                        16.29       $15.84       $15.54       $15.12       $14.39       $13.42       $12.40
Number of
 accumulation
 units out-
 standing
 at end of
 period (in
 thousands).                          17           17           62           53           51           20           23
                               FOR THE PERIOD
                                 MAY 11 TO
                                DECEMBER 31,
ENHANCED VESTMET CONTRACTS(C)       1987
-----------------------------  --------------
 GROWTH DI-
  VISION
Accumulation
 unit value
 at
 beginning
 of period.                        $16.08(d)
Accumulation
 unit value
 at end of
 period....                        $13.87
Number of
 accumulation
 units out-
 standing
 at end of
 period (in
 thousands).                            0
                               FOR THE PERIOD
                                 MAY 11 TO
                                DECEMBER 31,
                                    1987
                               --------------
 INCOME DI-
  VISION
Accumulation
 unit value
 at
 beginning
 of period.                        $14.12(d)
Accumulation
 unit value
 at end of
 period....                        $14.36
Number of
 accumulation
 units out-
 standing
 at end of
 period (in
 thousands).                            0
                               FOR THE PERIOD
                                 MAY 11 TO
                                DECEMBER 31,
                                    1987
                               --------------
 MONEY MAR-
  KET DIVI-
  SION
Accumulation
 unit value
 at begin-
 ning of
 period....                        $11.24(d)
Accumulation
 unit value
 at end of
 period....                        $11.64
Number of
 accumulation
 units out-
 standing
 at end of
 period (in
 thousands).                            0

                 FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE PERIOD
                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED       MAY 11 TO
                 DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                     1994         1993         1992         1991         1990         1989         1988          1987
                 ------------ ------------ ------------ ------------ ------------ ------------ ------------ --------------
 DIVERSIFIED DI-
  VISION
Accumulation
 unit value at
 beginning of
 period.........    $20.51       $18.36       $16.93       $13.68       $13.81       $11.45       $10.57        $11.29(d)
Accumulation
 unit value at
 end of period..     19.69       $20.51       $18.36       $16.93       $13.68       $13.81       $11.45        $10.57
Number of accu-
 mulation units
 outstanding
 at end of pe-
 riod (in thou-
 sands).........        46           35           41           37           41           49           49             0

                          FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE PERIOD
                             ENDED        ENDED        ENDED        ENDED        MAY 1 TO
                          DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                              1994         1993         1992         1991          1990
                          ------------ ------------ ------------ ------------ --------------
 STOCK INDEX DIVISION
Accumulation unit value
 at beginning of period.     $15.04       $13.86       $13.02       $10.13        $10.00(a)
Accumulation unit value
 at end of period.......      15.07       $15.04       $13.86       $13.02        $10.13
Number of accumulation
 units outstanding at
 end of period (in thou-
 sands).................         31           24           14            6             1

                          FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE PERIOD
                             ENDED        ENDED        ENDED        ENDED        ENDED        ENDED       MAY 18 TO
                          DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                              1994         1993         1992         1991         1990         1989          1988
                          ------------ ------------ ------------ ------------ ------------ ------------ --------------
 AGGRESSIVE GROWTH DIVI-
  SION
Accumulation unit value
 at beginning of period.     $27.05       $22.26       $20.37       $12.35       $13.90       $10.72        $10.00(a)
Accumulation unit value
 at end of period.......      26.29       $27.05       $22.26       $20.37       $12.35       $13.90        $10.72
Number of accumulation
 units outstanding
 at end of period (in
 thousands).............         29           27           26           23           17            6             2

------
(a) Inception date.
(b) Effective date of merger into Metropolitan Life Separate Account E.
(c) Not all investment divisions are offered under the various Enhanced VestMet Contracts. See "Your Investment Choices", page VM-10.
(d) Inception date of Enhanced VestMet Contracts, May 11, 1987, sales commenced in 1988.

FINANCIAL STATEMENTS

  The financial statements for the Separate Account and MetLife are in the Statement of Additional Information and are available upon request from MetLife.

OUR COMPANY AND THE SEPARATE ACCOUNT
 ...............................................................................

WHO IS METLIFE?

  We are a mutual life insurance company whose principal office is at One Madison Avenue, New York, N.Y. 10010. We were formed in 1868 in New York and operate as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. We have over $163 billion in assets under management and serve one out of every six Americans.

WHAT IS THE SEPARATE ACCOUNT?

  We organized the Separate Account on September 27, 1983. It is an investment account that we maintain separate from our other assets. It is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. All income, gains and losses, whether or not realized, from the Separate Account's assets are credited to or charged against the Separate Account, without regard to our other business. In other words, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. Our obligation to honor all of our promises under the Contracts is not limited by the amount of assets in the Separate Account.

THE CONTRACTS DESCRIBED IN THIS PROSPECTUS
 ...............................................................................

WHAT ARE THE CONTRACTS?

  The Contracts offer you the choice of an account which pays interest guaranteed by MetLife (the Fixed Interest Account) or an account offering a range of investment choices where performance is not guaranteed. The Contracts are called "annuities" since they offer a variety of payment options, including guaranteed income for life. The Contracts are no longer currently offered for purchase.

  We offer many types of VestMet Contracts to meet your individual needs. These include Contracts meeting the tax requirements under the following pro-visions of the Internal Revenue Code ("Code"): (1) Individual Retirement Annu-ities (IRAs) under (S)408(b); (2) Simplified Employee Pensions (SEPs) under
(S)408(k); (3) Tax Sheltered Annuities (TSAs) under (S)403(b); (4) Public Em-ployee Deferred Compensation (PEDC) under (S)457; (5) Keogh plans under
(S)401; and (6) Tax Deferred Annuities (Non-Qualified) under (S)72. Our Con-tracts may be individual or group (offered to an employer, association, trust or other group for its employees, members or participants). Group Contracts may be issued to a bank which does nothing but hold them as contractholder. Some Contracts ("Enhanced Contracts") have a reduced mortality and expense risk charge as a result of reduced administration expenses.

  The Prospectus will occasionally refer to the Fixed Interest Account. However, this Prospectus does not describe that account.

MAY THE CONTRACTS BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. If your purchase payments are made under a retirement plan, the Contract may provide that all or some of your rights as described in this Prospectus are subject to the terms of the plan. You should consult the plan document to determine whether there are any provisions under your plan which may limit or affect the exercise of your rights under the Contract. Rights that may be affected include those concerning purchase payments, withdrawals, transfers, the death benefit and income options. For example, if part of your Account Balance represents non-vested employer contributions, you may not be permitted to withdraw these amounts and the early withdrawal charge calculations may not include all or part of the employer contributions. The Contract may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. Your Contract will indicate under what circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

YOUR INVESTMENT CHOICES
 ...............................................................................

WHAT ARE THE INVESTMENT CHOICES AND HOW DO WE PROVIDE THEM?

  The investment choices are provided through our Separate Account. Divisions available for new investments are the Growth, Income, Money Market, Diversified, Aggressive Growth and Stock Index Divisions. Not available for new investors are the Variable B, C and D Divisions (containing assets under types of contracts we no longer issue). If you are covered under a group Contract, the employer, association or group may have limited the number of available divisions. Your Contract will indicate what divisions were available to you when we issued it. We may add or eliminate divisions for some or all persons.

  The divisions do not invest directly in stocks, bonds or other investments. Instead they buy and sell shares of mutual fund portfolios that in turn do the investing. The portfolios are part of the Metropolitan Fund as shown on page
1. No sales or redemption charges apply to our purchase or sale through the Separate Account of these mutual fund shares. These mutual funds are available only through the purchase of annuities and life insurance policies and are never sold directly to the public. These mutual funds are "series" types of funds registered with the Securities and Exchange Commission as "diversified open-end management investment companies" under the 1940 Act. Each division invests in shares of a comparably named portfolio (except that the B, C, and D Divisions invest in the Growth Portfolio).

  A summary of the investment objectives of the currently available portfolios is as follows:

Growth Portfolio: To achieve long-term growth of capital and income, and moderate current income, by investing primarily in common stocks that are believed to be of good quality or to have good growth potential or which are considered to be undervalued based on historical investment standards.

Income Portfolio: To achieve the highest possible total return, by combining current income with capital gains, consistent with prudent investment risk and preservation of capital, by investing primarily in fixed-income, high-quality debt securities.

Money Market Portfolio: To achieve the highest possible current income consistent with preservation of capital and maintenance of liquidity, by investing primarily in short-term money market instruments.

Diversified Portfolio: To achieve a high total return while attempting to limit investment risk and preserve capital by investing in equity securities, fixed-income debt securities, or short-term money market instruments, or any combination thereof, at the discretion of State Street Research & Management Company (a subsidiary of ours).

Aggressive Growth Portfolio: To achieve maximum capital appreciation by investing primarily in common stocks (and equity and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies, undervalued securities or special situations.

Stock Index Portfolio: To equal the performance of the Standard & Poor's 500 composite stock price index (adjusted to assume reinvestment of dividends) by investing in the common stock of companies which are included in the index.

  Each of the currently available Metropolitan Fund portfolios pays us, the investment manager of the Metropolitan Fund, an investment management fee equivalent to an annual rate of .25% of the average daily value of the aggregate net assets of the portfolio (except that the Aggressive Growth Portfolio pays a fee of .75% of the average daily value of its aggregate net assets). For providing us with sub-investment management services, according to a contract between us and State Street Research & Management Company ("State Street Research"), one of our subsidiaries, we pay fees to State Street Research for the Growth, Income, Diversified and Aggressive Growth Portfolios. Sub-investment management fees are solely our responsibility, not that of the Metropolitan Fund.

  The Metropolitan Fund is more fully described in its prospectus, which is attached at the end of this Prospectus, and the Statement of Additional Information that the prospectus refers to. The Statements of Additional Information are available upon request.

  See "The Fund and its Purpose," in the prospectus for the Metropolitan Fund for a discussion of the different separate accounts of MetLife and Metropolitan Tower Life Insurance Company that invest in the Metropolitan Fund and the risks related to that arrangement.

PURCHASE PAYMENTS
 ...............................................................................

ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?

  Yes. All purchase payments and all requests you may have concerning the Contracts, like a change in beneficiary, should be sent to our "Designated Office". We will provide you with the address for this office. All checks should be payable to "MetLife". You can also make certain requests by telephone. In order to have a purchase payment credited to you, we must receive it and completed documentation. We will provide the appropriate forms. Under certain group Contracts, your employer, the trustee of the Keogh plan (if an allocated Contract) or the group of which you are a participant or member must also identify you to us on their reports to us and tell us how your purchase payments should be allocated among the investment divisions and the Fixed Interest Account. For IRA, SEP, and Non-Qualified Contracts, the first purchase payment must be submitted to us no later than the date of the Contract. For TSA, Keogh or PEDC Contracts, the first purchase payment must be submitted to us within 190 days after you have authorized payments on the participant's behalf.

  Your first purchase payment is normally credited to you within two days of receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and tell you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem can be remedied. If you do not agree, your purchase payment will be returned immediately.

  For IRA and Non-Qualified Contracts, your purchase payments may also be made "automatically" through a procedure that we call "check-o-matic". With "check-o-matic", your bank deducts monies from your bank checking account and makes the purchase payment for you.

  Purchase payments, including check-o-matic payments, are effective and valued as of 4:00 p.m., New York City time, on the day we receive them at our Designated Office, except (1) when they are received on a day when the accumulation unit value (which will be discussed later in this Prospectus) is not calculated or (2) when they are received after 4:00 p.m., New York City time. In those cases, the purchase payments will be effective the next day the accumulation unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  The minimum purchase payment is $25 if you make your payments on a pre-arranged monthly basis or $300 a year ($200 for TSA Contracts). We can change our minimum at any time, but we will tell you in writing at least 90 days in advance if you have an IRA, SEP or Non-Qualified Contract. Maximum purchase payments are $500,000 per month. Your purchase payments may also be limited by the federal tax laws.

HOW ARE PURCHASE PAYMENTS ALLOCATED?

  You decide how a purchase payment is allocated among the Fixed Interest Account and the investment divisions of the Separate Account available to your Contract.

  Changes of allocation for new purchase payments will be made upon receipt of your notification to us of the changes except for Keogh, PEDC and TSA Contracts, where the change will be made within seven business days. You may also specify a day, as long as it is within 30 days after we receive the request.

ARE THERE ANY LIMITS ON SUBSEQUENT PURCHASE PAYMENTS?

  You may generally make purchase payments at any time before the date income payments begin for Non-Qualified, TSA, PEDC and Keogh Contracts. You may generally make purchase payments at any time before the end of the tax year in which you reach 69 1/2 and before the date income payments begin for IRA and SEP Contracts. We may refuse to accept subsequent purchase payments if your Account Balance is less than $800 and we have not received a purchase payment for you over 48 consecutive months. Purchase payments may be limited by the tax laws.

DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT
 ................................................................................

WHAT IS AN ACCUMULATION UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "accumulation units". When you make purchase payments or transfers into an investment division, you are credited with accumulation units. When you request a withdrawal or a transfer of money from an investment division, accumulation units are liquidated. In either case, the number of accumulation units you gain or lose is determined by taking the amount of the purchase payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs. For example, if an accumulation unit is $10.00 and a $500 purchase payment is made, the number of accumulation units purchased is 50 ($500 divided by $10 = 50). We calculate accumulation units separately for each investment division of the Separate Account.

HOW IS AN ACCUMULATION UNIT VALUE CALCULATED?

  We calculate the value of accumulation units once a day on every day the New York Stock Exchange is open for trading. We call the time between the calculation of an accumulation unit and the next accumulation unit calculation the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments, transfers and withdrawals are valued as of the end of the Valuation Period during which the transaction occurred. The value of accumulation units can go up or down and is derived from the investment performance of each of the portfolios. If the investment performance, after payment of Separate Account expenses is positive, accumulation unit values will go up. Conversely, if the investment performance, after payment of Separate Account expenses is negative, they will go down.

  We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying portfolios. The experience factor is calculated as of the end of each Valuation Period as follows: We take the net asset value per share of the underlying portfolio, add the per share amount of any dividend or capital gain distribution paid by the portfolio during the current Valuation Period, and subtract any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a percentage that reflects investment performance. We then subtract a charge not to exceed .000025905 (an effective annual rate of
 .95%) for

Enhanced Contracts and a charge not to exceed .000040792 (an effective annual rate of 1.5%) for the other Contracts for each day in the Valuation Period. This charge is to cover the general administrative expenses and the mortality and expense risks we assume under the Contracts.

  To calculate an accumulation unit value we multiply the experience factor for the period since the last calculation by the last previously calculated accumulation unit value. We then add this to the prior accumulation unit value. For example, if the last previously calculated accumulation unit value is $12.00 and the experience factor for the period was .05, the new accumulation unit value is $12.60 ($12.00 X .05 = $.60; $.60 + $12.00 = $12.60). On the
other hand, if the experience factor was -.05, the new accumulation unit value is $11.40 ($12.00 x (.05) = $(.60); $12.00 - $.60 = $11.40).

WITHDRAWALS AND TRANSFERS
 ................................................................................

CAN YOU MAKE WITHDRAWALS AND TRANSFERS?

  Yes. You may either withdraw all or part of your Account Balance from the Contract or transfer it from one investment division to another or to the Fixed Interest Account. Some restrictions may apply to transfers from the Fixed Interest Account to the Separate Account.

  Withdrawals or transfers must be at least $250 (or the entire balance in an investment division, if less). You may make up to 12 transfers each calendar year (including transfers from the Fixed Interest Account to the Separate Account). Your request must tell us the percentage or dollar amount to be withdrawn or transferred.

WHEN WILL WE MAKE WITHDRAWALS OR TRANSFERS?

  Generally, as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request, but not more than 180 days later. If you die before the requested date, we will cancel the request and pay the death benefit instead. If the withdrawal is made to provide income payments, it will be made as of the end of the Valuation Period ending most recently before the date the income annuity is purchased. Withdrawals to pay annual Contract charges or if we cancel your Contract will be made as of the end of the Valuation Period we determine.

WILL WE MAKE PAYMENTS DIRECTLY TO OTHER INVESTMENTS ON A TAX-FREE BASIS?

  Generally yes, if you so request, but only if all applicable requirements of the Code are met, and we receive all information necessary for us to make the payment.

WHAT RESTRICTIONS APPLY TO TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANTS?

  If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment, as well as a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with applicable law.

WHAT RESTRICTIONS APPLY TO TSA CONTRACTS?

  As required by the Code, certain withdrawals from the Contracts before age 59 1/2 are prohibited. See "Taxes--TSA Contracts" at page VM-20.

CAN YOU MAKE WITHDRAWALS AND TRANSFERS BY TELEPHONE?

  Yes. You can make withdrawal and transfer requests by telephone unless prohibited by state law. Except for the Keogh Contracts, if we agree, you may also authorize your sales representative to make a transfer request on a form we will supply to you on your behalf by telephone. Telephone withdrawals are permitted under IRA, SEP and Non-Qualified Contracts only. Whether you have your sales representative make transfer requests or you make the withdrawal or transfer requests by telephone yourself, you are authorizing us to act upon the telephone instructions of any person purporting to be you or, if applicable, your sales representative, assuming our procedures have been followed, to make transfers or withdrawals from both your Fixed Interest and Separate Account Balances. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. All telephone calls requesting a transfer or withdrawal will be recorded. You (or the sales representative) will be asked to produce your personalized data prior to our initiating any requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transfer or withdrawal. Neither we nor the Separate Account will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be genuine. In the unlikely event that you have trouble reaching us, requests should be made to the Designated Office.

  If you revoke a previously requested withdrawal, the withdrawn amount will be allocated back to the Fixed Interest Account. You bear the risk of any loss of investment opportunity for the withdrawn amount while it is not allocated to either the Fixed Interest or Separate Accounts.

DEDUCTIONS AND CHARGES
 ...............................................................................

ARE THERE ANNUAL CONTRACT CHARGES?

  The Separate Account annual Contract charge is $15 a calendar year. (We will prorate our charge if you do not have an Account Balance during the entire year.) It is divided equally among the investment divisions in which you have money invested at the time we take the charge. This charge covers our administrative costs which include preparation of Contracts, review of applications and recordkeeping. Your employer may pay all or part of this charge for certain Enhanced Contracts. If you request a total withdrawal, we will deduct unpaid annual Contract charges before making the withdrawal.

  We may change our charge with 90 days notice to you if you have an IRA, SEP or Non-Qualified Contract. For TSA, PEDC or Keogh Contracts, we may only change the charge on the Contract anniversary date with 90 days' notice. It may never exceed $50 per year for Contracts issued in Pennsylvania and $30 per year for Contracts issued in South Carolina.

  During 1994, total annual Contract charges were $501,850.

WHAT ARE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND MORTALITY AND EXPENSE RISKS AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that Contract purchasers and participants may live for a longer period of time than we estimated. We would then be obligated to pay more income benefits than anticipated. We also bear the risk that the guaranteed death benefit we pay will be larger than the Account Balance. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Contracts will be greater than we estimated.

  These charges do not reduce the number of accumulation units credited to you. These charges are calculated and paid every time we calculate the value of accumulation units. (See "How is an accumulation unit value calculated?" above.)

  As a result of reduced administrative expenses associated with Enhanced Contracts, the sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed .95% of the average value of the assets in each investment division. Of this charge, we estimate that .20% is for administrative expenses and .75% is for mortality and expense risks.

  For other Contracts, the sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed 1.5% of the average value of the assets in each investment division. Of this charge, we estimate that
 .75% is for administrative expenses and .75% is for mortality and expense risks.

  During 1994, these charges were $33,979,138 for all contracts in Separate Account E.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES AND WHEN ARE THEY PAID?

  Some jurisdictions tax what is called "annuity considerations." These may include purchase payments, account balances and death benefits. We currently do not deduct any monies from purchase payments, account balances or death benefits to pay these taxes. Our practice generally is to deduct money to pay annuity taxes only when you purchase an income annuity. We may deduct an amount to pay annuity taxes sometime in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

  A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page VM-24.

WHAT IS THE EARLY WITHDRAWAL CHARGE (SALES LOAD)?

  The following paragraphs describe how the early withdrawal charge is determined. The early withdrawal charge reimburses us for our costs in selling the Contracts. We may use any of our profits derived from mortality and expense risk charges to pay for any of our costs in selling the Contracts that exceed the revenues generated by the early withdrawal charge. However, we believe that our sales expenses may exceed revenues generated by the early withdrawal charge and, in such event, we will pay such excess out of our surplus.

  The early withdrawal charge will be determined separately for each investment division from which a withdrawal is made. The early withdrawal charge is equal to that part of the amount used to make the withdrawal that is subject to the early withdrawal charge, multiplied by the applicable factor from Column I of the table below. After making the requested withdrawal, we will take the early withdrawal charge from your remaining Account Balance in that investment division.

  However, the early withdrawal charge will be determined differently if your Account Balance in that investment division is not enough to pay both the requested withdrawal and the early withdrawal charge. Then we will withdraw from the investment division both any applicable annual Contract charges and any amounts exempt from the early withdrawal charge in that investment division divided by the applicable factor from Column II of the table below. We will then withdraw your remaining Account Balance in that investment division as the early withdrawal charge.

  Your total early withdrawal charges will never exceed 8% of all your purchase payments applied to the investment divisions to the date of the withdrawal.

 FULL UINTERRUPTED YEARS OF MAINTENANCEN
     OFACCOUNT BALANCE AT WITHDRAWAL            COLUMN I COLUMN II
---------------------------------------         -------- ---------
       Less than 3 ................               .07      1.07
       At least 3 but less than 4 .               .06      1.06
       At least 4 but less than 5 .               .05      1.05
       At least 5 but less than 6 .               .04      1.04
       At least 6 but less than 7 .               .02      1.02
       7 or more...................               .00      1.00

  As a result of the reduced sales costs associated with Enhanced VestMet Contracts, no early withdrawal charges are deducted for withdrawals under those Contracts.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES
 ................................................................................


CAN YOU MAKE WITHDRAWALS OR TRANSFERS WITHOUT EARLY WITHDRAWAL CHARGES?

  Yes. There are several types of withdrawals that will not result in an early withdrawal charge to you. Tax penalties may still apply and the amount withdrawn may be subject to tax, see "Taxes", pages VM-19-22. We may require proof satisfactory to us that any necessary conditions have been met.

  The following describes the situations where we do not impose an early withdrawal charge:

  1. Transfers made among the investment divisions of the Separate Account or to the Fixed Interest Account.

  2. Withdrawals after you have had an Account Balance for seven or more full uninterrupted years.

  3. A "free corridor" withdrawal: You can withdraw up to 10% of your Account Balance in one or more investment divisions without an early withdrawal charge if you have made no previous withdrawals from the Contract or transfers from the Fixed Interest Account during that calendar year.

  4. Ten Day "Free Look": You may cancel your Contract within 10 days after you receive it by telling us in writing. We will then refund all of your purchase payments (however for IRA, SEP and Non-Qualified Contracts issued to you in New York, Illinois, Minnesota and Pennsylvania we will instead pay you your Account Balance and any sales charges). If you purchased your Contract by mail, you may have more time to return your Contract.

  5. You die before any income annuity payments have been made and we pay your beneficiary a death benefit.

  6. You purchase an income annuity from us.

  7. You are totally disabled (as defined by the Federal Social Security Act) and ask for a total withdrawal.

  8. For the PEDC Contract, if you have a hardship and the tax laws require a payment because of this hardship.

DEATH BENEFIT
 ................................................................................

WHAT IS THE DEATH BENEFIT?

  The death benefit is the greater of the value of your Account Balance or the total of all purchase payments you have made less any partial withdrawals.

WHEN AND TO WHOM WILL THE DEATH BENEFIT BE PAID?

  The death benefit will not be paid until we receive proof of death and appropriate directions regarding the Account Balance. If we receive proof of death without any appropriate directions, we will take no action with regard to the Account Balance until we receive appropriate directions.

  You name the beneficiary under the TSA, IRA, SEP and Non-Qualified Contracts. The death benefit is paid to your employer under the PEDC Contract and to the Keogh trustee under the Keogh Contracts.

  The payee may take a lump sum cash payment or use the death benefit (less any applicable annuity taxes) to purchase an income plan from the options available under your Contract.

INCOME OPTIONS
 ................................................................................

CAN METLIFE PROVIDE YOU WITH AN INCOME GUARANTEED FOR LIFE OR OFFER A WIDE CHOICE OF OTHER PERIODS?

  Yes. You may withdraw your total Account Balance and use that money (less any annuity taxes that must be paid) to purchase an income annuity.

  You can receive income payments guaranteed for life on a monthly, quarterly, semiannual or annual basis. These payments may also be guaranteed for at least five years.

  Other income annuities which provide payments for two lifetimes for a stated amount or a stated number of years are also available. No variable income annuity options are available. The amount of each payment under an income annuity must be at least $20. You may begin receiving income payments at any date that you choose after the Contract date if you tell us at least 30 days in advance.

  All provisions relating to income annuities are subject to the limitations imposed by the Code.

OTHER CONTRACT PROVISIONS
 ................................................................................

CAN WE CANCEL YOUR CONTRACT?

  Yes. If we do so for a Contract delivered in New York, we will return the full Account Balance for IRA, SEP or Non-Qualified Contracts. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

  We will only cancel your Contract if we do not receive any purchase payments for you for 48 consecutive months and your Account Balance is less than $800. We will only do so to the extent allowed by law. If you have purchased a Non-Qualified Contract and you have not chosen a retirement date by the later of the tenth anniversary of the Contract or your 70th birthday, we may pay the Account Balance to you.

ARE THERE SPECIAL PROVISIONS THAT APPLY IF YOU ARE A PARTICIPANT IN A PLAN SUBJECT TO ERISA?

  Yes. If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract or Enhanced Contract may be subject to your spouse's rights as described below.

  Generally, the spouse must give qualified consent whenever you elect to:

    a. choose income payments other than on a qualified joint and survivor basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

    b. make certain withdrawals under plans for which a qualified consent is required;

    c. name someone other than the spouse as your beneficiary;

    d. use your accrued benefit as security for a loan.

  Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must be in writing which acknowledges the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

  If your benefit is worth $3,500 or less, a spousal qualified consent may not be required.

WHEN ARE YOUR REQUESTS EFFECTIVE?

  In general, your requests are effective when we receive them at our Designated Office unless otherwise provided by this Prospectus.

WILL WE CONFIRM YOUR TRANSACTIONS?

  Yes. In general we will send you a confirmation statement indicating that a transaction recently took place. Certain transactions which are made on a periodic basis, such as "check-o-matic", may be confirmed quarterly.

CAN METLIFE CHANGE THE PROVISIONS OF YOUR CONTRACT?

  Yes. We have the right to make certain changes to your Contract, but only as permitted by law. We make changes when we think they would best serve the interest of all participants or would be appropriate in carrying out the purposes of the Contract. If the law requires, we will also get your approval and that of any appropriate regulatory authorities. Examples of the changes we may make include:

  1. To operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law.

  2. To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act.

  3. To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

  4. To substitute for the portfolio shares in any investment division, the shares of another class of the Metropolitan Fund or the shares of another investment company or any other investment permitted by law.

  5. To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Contracts.

  6. To make any necessary technical changes in the Contracts in order to conform with any of the above-described actions.

  If any changes result in a material change in the underlying investments of an investment division in which you have an amount allocated, we will notify you of the change. You may then make a new choice of investment divisions. For Contracts issued in Pennsylvania, we will ask your approval before any technical changes are made.

WHAT ARE YOUR VOTING RIGHTS REGARDING PORTFOLIO SHARES?

  In accordance with our view of the present applicable law, we will vote the shares of each of the portfolios held by the Separate Account (which are deemed attributable to the Contracts) at regular and special meetings of the shareholders of the portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the portfolios in our own right, we may elect to do so.

  Accordingly, you have voting interests under the Contracts. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation units attributable to you in that investment division, if any, by the net asset value of one share in the portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares concerning which you have the right to give instructions will be determined as of the record date for the meeting.

  Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuity contracts (including the Contracts) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and
(ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

  You will be entitled to give instructions regarding the votes attributable to your Contract in your sole discretion. Under the Keogh Contracts, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Contract. Under the Keogh Contract we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

  You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of independent auditors, and the approval of investment and sub-investment managers.

CAN YOUR VOTING INSTRUCTIONS BE DISREGARDED?

  Yes. MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any portfolio if required by any insurance regulatory authority; (2) to refrain from making any change in the investment policies or any investment adviser or principal underwriter or any portfolio which may be initiated by those having voting interests or the Metropolitan Fund's board of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

  In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

WHO SELLS YOUR CONTRACT AND DO YOU PAY A COMMISSION ON THE PURCHASE OF YOUR CONTRACT?

  All Contracts, certificates and interests in the Contracts are sold through individuals who are our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934, and we are a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail and in the case of certain Enhanced Contracts by certain of our qualified employees.

  The licensed agents and broker-dealers who sell Contracts, certificates and interests in the Contracts may be compensated for such sales by commissions which we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account also does not pay sales commissions. The commissions we pay range from 0% to 5.75% depending on the contract year of sale and/or the age of the participant.

DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?

  Yes. From time to time we advertise the performance of various Separate Account investment divisions. For the money market investment divisions, this performance will be stated in terms of "yield" and "effective yield." For the other investment divisions, this performance will be stated in terms of either "yield", "change in accumulation unit value" or "average annual total return" or some combination of the foregoing. Yield, change in accumulation unit value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the money market investment divisions refers to the income generated by an investment in the division over a seven-day period, which will be specified in the advertisement. This income is then annualized, by assuming that the same amount of income is generated each week over a 52 week period, and the total income is shown as a percentage of the investment. The "effective yield" is similarly calculated; however, when annualized, the earned income in the division is assumed to be reinvested. Thus, the "effective yield" figure will be slightly higher than the "yield" figure because of the former's compounding effect. Other "yield" figures quoted in advertisements, that is those other than the money market investment divisions, will refer to the net income generated by an investment in a particular investment division for a thirty day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. "Change in accumulation unit value" refers to the comparison between values of accumulation units over specified periods in which an investment division has been in operation, expressed as a percentage. Change in accumulation unit value may also be expressed as an annualized figure. Yield, change in accumulation unit value and effective yield figures do not reflect the possible imposition of an early withdrawal charge of, for VestMet Contracts, up to 7% of the amount withdrawn, which may result in a lower figure being experienced by the investor. Additionally, change in accumulation unit value does not reflect the Contract charge imposed upon the Contracts. "Average annual total return" differs from the change in accumulation unit value because it assumes a steady rate of return and reflects all expenses and applicable early withdrawal charges. Performance figures will vary among the various Contracts as a result of different Separate Account charges, early withdrawal charges, and Contract charges. In addition, advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Index, Lehman Brothers Aggregate Index and The Morgan Stanley Capital International, Europe, Australia, Far East (EAFE) Index.

TAXES
 ...............................................................................

HOW DO FEDERAL INCOME TAXES AFFECT YOUR CONTRACT?

  Tax laws are complex, and are subject to frequent change as well as to judicial and administrative interpretation. The following is a general summary intended to point out what we believe to be some general rules and principles, and not to give specific tax or legal advice. Failure to comply with the law may result in significant penalties. For details or for advice on how the law applies to your individual circumstances consult your tax advisor or attorney. You may also get information from the Internal Revenue Service.

  In the opinion of our attorneys, the Separate Account and its operations will be treated as part of MetLife, and not taxed separately. We are taxed as a life insurance company. Thus, although the Contracts allow us to charge the Separate Account with any taxes or reserves for taxes attributable to it, we do not expect that under current law we will do so.

  All contributions under the Contracts, other than contributions under Non-Qualified Contracts and non-deductible contributions under IRA contracts and certain other qualified contracts, will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. Because of this, federal income taxes are payable on the full amount of money you withdraw as well as on income earned under the Contract.

  Non-Qualified Contracts are issued on an "after-tax basis" so that making purchase payments does not reduce the taxes you pay. Income earned under the Contracts is normally not taxed until withdrawn, if you, as the owner, are an individual. Thus, that portion of any withdrawal that represents income is taxed when you receive it, but that portion that represents purchase payments is not, to the extent previously taxed.

  The IRA Contracts, and under some circumstances certain other Contracts, accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or exclude the purchase payment from income in compliance with the Code.

  The taxable portion of a distribution from a Keogh or TSA Contract to the participant or the participant's spouse (if she/he is the beneficiary) that is an eligible rollover distribution is subject to 20% mandatory Federal income tax withholding unless the participant directs the trustee, insurer or custodian of the plan to transfer all or any portion of his/her taxable interest in such plan to the trustee, insurer or custodian of (1) an IRA; (2) a Keogh plan, if the distribution is from a Keogh Contract or a 403(a) annuity plan; (3) a 403(a) annuity plan, if the distribution is from a Keogh Contract or a 403(a) annuity contract; or (4) a TSA, if the distribution is from a TSA Contract. An eligible rollover distribution is the taxable portion of any distribution from a Keogh Contract or TSA Contract, except the following: (a) a series of substantially equal periodic payments over the life (or life expectancy) of the participant; (b) a series of substantially equal periodic payments over the lives (or joint life expectancies) of the participant and his/her beneficiary; (c) a series of substantially equal periodic payments over a specified period of at least ten years; (d) a minimum distribution required to commence when a participant reaches age 70 1/2 or the minimum amount to be paid after the participant's death; (e) refunds of excess contributions to the plan described in Section 401(k) of the Code for corporations and unincorporated businesses; (f) loans treated as distributions under the Code; (g) the cost of life insurance coverage which is includible in the gross income of the plan participant; and (h) any other taxable distributions from any of these plans which are not eligible "roll over" distributions.

  All taxable distributions from Keogh and TSA Contracts that are not eligible rollover distributions and all taxable distributions from IRA, SEP and Non-Qualified Contracts will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code at the time of payment. All taxable distributions from the PEDC Contract will be subject to the same Federal income tax withholding as regular wages.

  Each type of Contract is subject to various tax limitations. Typically, except for the Non-Qualified Contracts, the maximum amount of purchase payment is limited under federal tax law and there are limitations on how long money can be left under the Contracts before withdrawals must begin. A 10% tax penalty applies to certain taxable withdrawals from the Contract (or in some cases from the plan or arrangement that purchased the Contract) before you are age 59 1/2. Certain withdrawals from the TSA Contracts are entirely prohibited before age 59 1/2. If a combination of certain payments to you from certain tax-favored plans (which includes (S)403(b) arrangements, IRAs and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($150,000 for 1995), a penalty tax of 15% (reduced by the 10% tax penalty for premature distributions, if applicable) is imposed on the excess. The rules as to what payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the tax rules on a Contract-by-Contract basis, but will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  TSA Contracts. These fall under (S)403(b) of the Code that provides certain tax benefits to employees of public school systems and organizations that are tax exempt under (S)501(c)(3) of the Code.

  Your employer buys the Contract for you although you then own it. The Code limits the amount of purchase payments that can be made. Purchase payments over this amount are subject to adverse tax consequences. Special rules apply to the withdrawal of excess contributions. Withdrawals before age 59 1/2 are prohibited except for (a) amounts contributed to or earned under your
(S)403(b) arrangement before January 1, 1989 that were either paid into or earned under the Contract or later transferred to it in a manner satisfying applicable Code requirements (withdrawals are deemed to come first from pre-1989 money that is not subject to these restrictions, until all of such money is withdrawn); (b) tax-free transfers to other (S)403(b) funding vehicles or any other withdrawals that are not "distributions" under the Code; (c) amounts that are not attributable to salary reduction elective deferral contributions (i.e., generally amounts not attributable to your pre-tax contributions and their earnings); (d) after you die, separate from service or become disabled (as defined in the Code); (e) in the case of financial hardship (as defined in the Code) but only your purchase payments may be withdrawn for hardship, not earnings; or (f) under any other circumstances as the Code allows. Special withdrawal restrictions under Section 403(b)(7)(A)(ii) of the Code apply to amounts that had once been invested in mutual funds under custodial arrangements even after such amounts are transferred to a Contract.

  Withdrawals (other than tax-free transfers) that are allowed before you are age 59 1/2 are subject to an additional 10% tax penalty on the taxable portion of the withdrawal. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the penalty section of the Code); (3) made in substantially equal payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you where such payments begin after separation from service; (4) made to you after you separate from service with your employer after age 55; (5) made to you on account of deductible medical expenses (whether or not you actually itemize deductions); (6) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse); (7) of excess matching employer contributions made to eliminate discrimination under the Code; or (8) timely made to reduce an elective deferral as allowed by the Code.

  Withdrawals may be transferred to another (S)403(b) funding vehicle or (for eligible roll over distributions) to an IRA without federal tax consequences if Code requirements are met. Your Contract is not forfeitable and you may not transfer it. Your entire interest in the Contract must be withdrawn or begun to be withdrawn generally by April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to withdrawals which should have been made but were not. Complex rules apply to the timing and calculation of these withdrawals. Other complex rules apply to how rapidly withdrawals must be made after your death. Generally, if you die before the required withdrawals have begun, we must make payment of your entire interest in the Contract within five years of the year in which you died or begin payments under an income annuity allowed by the Code to your beneficiary over his or her life or over a period not beyond your beneficiary's life expectancy starting by the December 31 following the year in which you die. If your spouse is your beneficiary, payments may be made over your spouse's life or over a period not beyond your spouse's life expectancy starting by the December 31 of the year in which you would have reached age 70 1/2, if later. If you die after the required withdrawals have begun, payments must continue to be made at least as rapidly as under the method of distribution that was used as of the date of your death. If your Contract is subject to the Retirement Equity Act, your spouse has certain rights which may be waived with the written consent of your spouse. The IRS allows you to aggregate the amount required to be withdrawn from each TSA contract you own and to withdraw this amount in total from any one or more of the TSA contracts you own.

  IRA Contracts. Annual contributions to all IRAs may not exceed the lesser of $2,000 or 100% of your "compensation" as defined by the Code, except "spousal IRAs" discussed below. No contributions are allowed during or after the tax year in which you attain age 70 1/2. Contributions other than those allowed are subject to a 6% excess contribution tax penalty. Special rules apply to withdrawals of excess contributions. These dollar and age limits do not apply to tax-free "rollovers" or transfers from other IRAs or from other tax-favored plans that the Code allows.

  Annual contributions are deductible if you are not covered by another retirement plan (but you are considered to be covered if your spouse is covered unless you lived apart for the entire taxable year and file separate returns). If you are covered by another retirement plan, annual contributions are fully deductible if your adjusted gross income is $25,000 or less ($40,000 for married couples filing jointly, never fully deductible for a married person filing separately), not deductible if your adjusted gross income is over $35,000 ($50,000 for married couples filing jointly, $10,000 for a married person filing separately) and partially deductible if your adjusted gross income falls between these amounts. If you have a non-working spouse or file a joint return and elect to treat your spouse as having no compensation, you may make annual IRA contributions of up to $2,250 (but not above your "compensation") to two IRAs, one in your name and one in your spouse's. Neither can exceed $2,000.

  Withdrawals (other than tax-free transfers or "rollovers" to other IRAs) before age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary.

  If you made both deductible and non-deductible contributions, a partial withdrawal will be treated as a pro rata withdrawal of both, based on all of your IRAs (not just the IRA Contracts). The portion of the withdrawal attributable to non-deductible contributions (but not the earnings on them) is not taxable, and the 10% tax penalty does not apply. You must keep track of which contributions were deductible and which weren't, and make annual reports to the IRS if non-deductible contributions were made.

  Withdrawals may be transferred to another IRA without federal tax consequences if Code requirements are met. Your Contract is not forfeitable and you may not transfer it. Your entire interest in the Contract must be withdrawn or begun to be withdrawn by the April 1 following the year in which you reach age 70 1/2 or generally must be withdrawn within five years of the date of your death under rules similar to those described above for TSAs.

  SEP Contracts. Partners and sole proprietors may make purchase payments under SEPs for themselves and their employees, and corporations may make purchase payments under SEPs for their employees. Complex rules apply to which employees or other persons must be allowed to participate, and what contributions may be made for each of them. Once a contribution is made, you (not the employer) have all rights to it. Once contributions are made (under these SEP rules), your SEP generally operates as if it were an IRA purchased by you under the IRA rules discussed above.

  Keogh Contracts. Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans. Complex rules apply to the establishment and operation of such plans, including the amounts that may be contributed under them. Excess contributions are subject to a 10% penalty. Special rules apply to the withdrawal of excess contributions.

  Withdrawals before age 59 1/2 are subject to a 10% tax penalty (this does not apply to the return of any non-deductible purchase payments). This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you where such payments begin after separation from service; (4) made to you after you separate from service from your employer after age 55; or (5) made to you on account of deductible medical expenses (whether or not you actually itemize deductions).

  Your entire interest in the Contract must be withdrawn or begun to be withdrawn beginning no later than the April 1 of the calendar year following the year in which you reach age 70 1/2 or generally must be withdrawn within five years of the date of your death under rules similar to those described above for TSAs.

  If your benefit under the Keogh plan is worth more than $3,500, the Code requires that your income annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. Waiving these requirements could cause your monthly benefit to increase during your lifetime.

  PEDC Contract. PEDC plans are available to State or local governments and certain tax-exempt organizations as described in (S)457 of the Code. These plans, which must meet the requirements of (S)457 (b), provide certain tax deferral benefits to employees and independent contractors. The plans are not available to churches and qualified church-controlled organizations. Plan benefit deferrals, contributions and all income attributable to such amounts are (until made available to the participant or other beneficiary) solely the property of the employer, subject to the claims of the employer's general creditors.

  The compensation amounts that may be deferred under a PEDC plan may not exceed certain deferral limits established under the federal tax law. In addition, contributions to other plans may reduce the deferral limit even further.

  Under the plan, amounts will not be made available to participants or beneficiaries until the earliest of (1) the calendar year in which the participant reaches age 70 1/2; (2) when the participant separates from service with the employer; or (3) when the participant is faced with an unforeseeable emergency as described in the income tax regulations.

  Withdrawals must conform to the complex minimum distribution requirements of the Code, including the requirements that distributions must generally begin not later than April 1 of the calendar year following the year in which the participant attains age 70 1/2. Although the minimum distribution rules are similar to the rules summarized above for TSA, there are some differences. For example, for PEDC plans, any distribution payable over a period of more than one year can only be made in substantially non-increasing amounts.

  Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986 and which then provided for deferral of fixed amounts or amounts determined by a fixed formula).

  Non-Qualified Contracts. No limits apply under the Code to the amount of purchase payments that you may make. Tax on income earned under the Contracts is deferred until it is withdrawn only if you as the owner of the Contract are an individual (or under certain other circumstances specified by the Code). The following discussion assumes that this is the case.

  Any withdrawal is normally treated as coming first from earnings (and thus subject to tax) and next from your contributions (and thus not subject to tax to the extent previously taxed) only after all earnings are paid out. This rule does not apply to payments made under income annuities, however. Such payments are subject to an "exclusion ratio" which determines how much of each payment is a non-taxable return of your contributions and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions equals the amount of such contributions, all remaining payments are fully taxable. If you die before all contributions are returned, the unreturned amount is a deduction on your final income tax return or a deduction to your beneficiary if payments continue after your death. We will tell the purchaser of an income annuity what your contributions were and how much of each income payment is a non-taxable return of contributions.

  Withdrawals (other than tax-free exchanges to other Non-Qualified contracts) before you are age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you.

  Your Non-Qualified Contract may be exchanged for another Non-Qualified contract without federal tax consequences if Code requirements are met. Withdrawals need not be made by a particular age. If you die before payment of your entire interest in the Contract under an income annuity begins, we must make payment of your entire interest within five years of the year in which you die or begin payments under an income annuity allowed by the Code to your beneficiary within one year of your death. If your spouse is your beneficiary or a co-owner of the Non-Qualified Contract, this rule does not apply. If you die after income payments begin, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

  The tax law treats all non-qualified contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity contract. This may result in more income being taxed to you on withdrawals from the Contract than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
                                                                            ----
Cover Page................................................................    1
Table of Contents.........................................................    1
Independent Auditors......................................................    2
Services..................................................................    2
Distribution of Certificates and Interests in the Contracts and Income An-
 nuities..................................................................    2
Early Withdrawal Charge...................................................    2
Variable Income Payments..................................................    2
Performance Data..........................................................    4
Financial Statements of the Separate Account..............................   11
Financial Statements of MetLife...........................................   31

                                   APPENDIX

                               ANNUITY TAX TABLE

The following is a current list of jurisdictions in which annuity taxes apply in respect of the Contracts and the applicable annuity tax rates:

                                                                       NON-
                          TSA    IRA AND SEP    KEOGH       PEDC     QUALIFIED
                       CONTRACTS CONTRACTS(1) CONTRACTS CONTRACTS(2) CONTRACTS
                       --------- ------------ --------- ------------ ---------
California............    0.5%        0.5%(4)    0.5%       2.35%      2.35%
District of Columbia..    --          --         --          --        2.25%
Kansas................    --          --         --          --         2.0%
Kentucky..............    2.0%        2.0%       2.0%        2.0%       2.0%
Maine.................    --          --         --          --         2.0%
Mississippi...........    --          --         --          --         1.0%(3)
Nevada................    --          --         --          --         3.5%
Pennsylvania..........    --          --         --          --           2.0%
Puerto Rico...........    1.0%        1.0%       1.0%        1.0%         1.0%
South Dakota..........    --          --         --          --        1.25%
U.S. Virgin Islands...   5.00%       5.00%      5.00%       5.00%      5.00%
West Virginia.........    1.0%        1.0%       1.0%        1.0%       1.0%
Wyoming...............    --          --         --          --         1.0%

-------
(1) Annuity tax rates applicable to IRA Contracts purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column headed "IRA and SEP Contracts".
(2) Annuity tax rates applicable to Contracts purchased under retirement plans of public employers meeting the requirements of Section 401(a) of the Code are included under the column headed "Keogh Contracts".
(3) Effective July 1, 1995, the Mississippi tax on annuity considerations is repealed.
(4) With respect to Contracts purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

--------------------------------------------------------------------------------
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                                                             Rutland, VT
 Metropolitan Life Insurance Company                          Permit 220
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 FORWARDING AND RETURN
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          Preference Plus(R) Account Prospectus

             Non-Qualified Annuities
             Individual Retirement Annuities
             Simplified Employee Pensions

          -----------------------------------------------------------









          -----------------------------------------------------------

          May 1, 1995


                                               [LOGO OF METLIFE APPEARS HERE]
                                               Retirement & Savings Center

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                                PREFERENCE PLUS
                    GROUP AND INDIVIDUAL ANNUITY CONTRACTS

                                   ISSUED BY
                                 METROPOLITAN
                            LIFE INSURANCE COMPANY

  This Prospectus describes individual and group non-qualified annuities, individual retirement annuities and simplified employee pensions Preference Plus Contracts ("Contracts") and individual and group non-qualified annuities, individual retirement annuities and simplified employee pensions Preference Plus Income Annuities ("Income Annuities").

  Group Contracts and Income Annuities may only be purchased through your employer, or a group, association or trust of which you are a member or participant.

  You decide where your purchase payments are directed. The choices depend on what is available under your Contract or Income Annuity and may include the Fixed Interest Account, and, through Metropolitan Life Separate Account E, the Income, Diversified, Stock Index, Growth, Aggressive Growth and International Stock Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund").

  The Prospectus for the Metropolitan Fund is attached to the back of your Prospectus.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUS FOR THE METROPOLITAN FUND, WHICH CONTAINS ADDITIONAL INFORMATION AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

       THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

  The Prospectus sets forth concisely information about the Contracts and Income Annuities and Separate Account E that you should know before investing. Additional information about the Contracts and Income Annuities and Separate Account E has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference and which is available upon request without charge from Metropolitan Life Insurance Company, Retirement and Savings Center, 72 Eagle Rock Avenue, East Hanover, NJ 07936 Attention: Michelle Fox. Inquiries may be made to Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010, Attention: Retirement and Savings Center. The table of contents of the Statement of Additional Information appears on page A-PPA-26.

  The date of this Prospectus and of the Statement of Additional Information is May 1, 1995.

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
INDEX OF SPECIAL TERMS................................................. A-PPA- 3
TABLE OF EXPENSES...................................................... A-PPA- 4
SUMMARY................................................................ A-PPA- 6
ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION.................. A-PPA- 7
FINANCIAL STATEMENTS................................................... A-PPA- 8
OUR COMPANY AND THE SEPARATE ACCOUNT................................... A-PPA- 9
THE CONTRACTS DESCRIBED IN THIS PROSPECTUS............................. A-PPA- 9
  YOUR INVESTMENT CHOICES.............................................. A-PPA- 9
  PURCHASE PAYMENTS.................................................... A-PPA-10
  DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT............ A-PPA-11
  WITHDRAWALS AND TRANSFERS............................................ A-PPA-12
  DEDUCTIONS AND CHARGES............................................... A-PPA-13
  EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES............................. A-PPA-14
  DEATH BENEFIT........................................................ A-PPA-15
  INCOME OPTIONS....................................................... A-PPA-15
INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS.......................... A-PPA-15
  ADMINISTRATION....................................................... A-PPA-16
  DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS.................... A-PPA-16
  TRANSFERS............................................................ A-PPA-17
  DEDUCTIONS AND CHARGES............................................... A-PPA-17
OTHER CONTRACT AND INCOME ANNUITY PROVISIONS........................... A-PPA-19
TAXES.................................................................. A-PPA-22
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........... A-PPA-26
APPENDIX............................................................... A-PPA-27
INDEX.................................................................. A-PPA-28

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. METLIFE DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED PROSPECTUS OR ANY SUPPLEMENT THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY METLIFE.

                                    A-PPA-2

                             INDEX OF SPECIAL TERMS

   TERMS                                                                  PAGE
   -----                                                                --------
Account Balance........................................................ A-PPA- 6
Accumulation Units..................................................... A-PPA-11
Annuity Units.......................................................... A-PPA-16
Assumed Investment Rate................................................ A-PPA-17
Contract Year.......................................................... A-PPA-13
Contracts.............................................................. A-PPA- 1
Designated Office...................................................... A-PPA-10
Early Withdrawal Charge................................................ A-PPA-14
Experience Factor...................................................... A-PPA-11
Free Corridor.......................................................... A-PPA-14
Income Annuities....................................................... A-PPA- 1
Preference Plus Contracts.............................................. A-PPA- 1
Preference Plus Income Annuities....................................... A-PPA- 1
Separate Account....................................................... A-PPA- 6
Systematic Withdrawal Income Program................................... A-PPA-12
Valuation Period....................................................... A-PPA-11

                                    A-PPA-3

       TABLE OF EXPENSES--PREFERENCE PLUS CONTRACTS AND INCOME ANNUITIES

  The following table illustrates Separate Account, Metropolitan Fund expenses for the fiscal year ending December 31, 1994:

CONTRACTOWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS
 CURRENTLY OFFERED
 Sales Load Imposed on Purchases...................................    None
 Deferred Sales Load............................................... From 0% to
   (as a percentage of the purchase payment funding the withdrawal    7%(a)
    during the accumulation period)
 Exchange Fee......................................................    None
 Surrender Fee.....................................................    None
ANNUAL CONTRACT FEE................................................    None(b)
SEPARATE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average account value)
 General Administrative Expenses Fee...............................   .50%(c)
 Mortality and Expense Risk Fee....................................   .75%(c)
 Total Separate Account Annual Expenses............................  1.25%
METROPOLITAN FUND ANNUAL EXPENSES
   (as a percentage of average net assets)

                                                    MANAGEMENT    OTHER
                                                       FEES    EXPENSES(D) TOTAL
                                                    ---------- ----------- -----
 Income Portfolio..................................    .25         .10      .35
 Diversified Portfolio.............................    .25         .07      .32
 Stock Index Portfolio.............................    .25         .08      .33
 Growth Portfolio..................................    .25         .07      .32
 Aggressive Growth Portfolio.......................    .75         .07      .82
 International Stock Portfolio.....................    .75         .29*    1.04

* Includes .14 in taxes


EXAMPLE

If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on    1 YEAR 3 YEARS 5 YEARS 10 YEARS
  assets:                                       ------ ------- ------- --------
   Income Division.............................  $79     $95    $114     $191
   Diversified Division........................   79      94     113      188
   Stock Index Division........................   79      95     113      189
   Growth Division.............................   79      94     113      188
   Aggressive Growth Division..................   84     110     139      242
   International Stock Division................   86     117     150      265
If you annuitize at the end of the applicable
 time period or do not surrender your
 Contract(e):
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Income Division.............................  $16     $51    $ 88     $191
   Diversified Division........................   16      50      86      188
   Stock Index Division........................   16      50      87      189
   Growth Division.............................   16      50      86      188
   Aggressive Growth Division..................   21      66     112      242
   International Stock Division................   23      72     124      265

                                    A-PPA-4

-------
(a) Under certain circumstances, the deferred sales load, termed the early withdrawal charge in this Prospectus (see "Deductions and Charges", page A-PPA-13) does not apply to 10% of the Account Balance. Under certain other circumstances, the deferred sales load does not apply at all.
(b) A one time contract fee of $350 may be imposed under certain Income Annuities. (See "Income Annuities--Deductions and Charges," page A-PPA-
    17).
(c) Although total Separate Account annual expenses will not exceed 1.25% of average account values for Contracts, the allocation of these expenses between general administrative expenses and mortality and expense risk fees is only an estimate. (See "Deductions and Charges", page A-PPA-13.)
(d) Prior to May 16, 1993, MetLife paid all expenses of the Metropolitan Fund other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses.
(e) The annuity purchased must be a life annuity or one with a noncommutable duration of at least five years to avoid the early withdrawal charge (see "Exemptions from Early Withdrawal Charges", page A-PPA-14).

  The purpose of the above table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account and the Metropolitan Fund. It assumes that there are no other transactions. The Example is intended for illustrative purposes only; it should not be considered a representation of past or future expenses. Actual expenses may be higher or lower than those shown. Annuity taxes are not reflected in the table. See "Deductions and Charges", page A-PPA-13, for a more detailed description of the charges and expenses imposed upon the assets in the Separate Account.




                                    A-PPA-5

 ................................................................................
SUMMARY

THE USE OF CERTAIN TERMS IN THIS PROSPECTUS

  This Prospectus describes variable accumulation and income annuity contracts issued by Metropolitan Life Insurance Company ("MetLife", "we", "us" or "our"). The term "Contracts" and "Income Annuities" also includes certificates issued under certain group arrangements. Income Annuities are described separately beginning on page A-PPA-15. "You" as used in this Prospectus means the participant or annuitant for whom money is invested in a Contract or Income Annuity.

YOUR INVESTMENT CHOICES (PAGES A-PPA 9-10).

  Each of the Contracts offers an account under which we guarantee specified interest rates for specified periods (the "Fixed Interest Account"). This Prospectus does not describe that account and will mention the Fixed Interest Account only where necessary to explain how the "Separate Account" works. Each Contract also offers a choice of investment options under which values can go up or down based upon investment performance. See "Determining the Value of Your Separate Account Investment," page A-PPA-11, for a description of accumulation units and how these values are determined based upon investment performance.

  This Prospectus describes only the investment options available through a "Separate Account" as distinct from the Fixed Interest Account.

  A SUMMARY OF THE INVESTMENT OBJECTIVES OF THE INVESTMENT CHOICES APPEARS ON PAGES A-PPA 9-10. A MORE COMPLETE DESCRIPTION OF THE INVESTMENT CHOICES IS FOUND IN THE METROPOLITAN SERIES FUND, INC. PROSPECTUS, WHICH IS LOCATED IN THE BACK OF THIS PROSPECTUS.

TAXES (PAGES A-PPA 22-24)

  A variable annuity receives special treatment under the federal income tax laws. Please refer to the pages above for information concerning how the federal tax laws affect purchase payments and withdrawals in each particular tax "market."

PURCHASE PAYMENTS; TRANSFERS (PAGES A-PPA 10-11; A-PPA 12-13)

  The Contracts allow you to make new purchase payments, to transfer money among investment options and between the Separate Account and the Fixed Interest Account, and to withdraw monies credited to you ("Account Balance"). (See "Withdrawals and Transfers," page A-PPA-12.) Restrictions and early withdrawal charges may apply to withdrawals, depending on the circumstances and what Contract you are in. (See "Withdrawals and Transfers," page A-PPA-12, and "Deductions and Charges," page A-PPA-13.)

DEDUCTIONS AND CHARGES (PAGES A-PPA 13-14)

  Your Contract is subject to various charges.

  Annual Contract Fees: There is no annual Contract fee. (There is a $20 annual Contract fee imposed on certain Fixed Interest Account balances.)

  General Administrative Expenses and Mortality and Expense Risks: 1.25% on an annual basis.

  Early Withdrawal Charge: A declining charge of up to 7% on amounts for the first seven years after each purchase payment is received.

  Metropolitan Series Fund, Inc.: Management fees and other expenses.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES (PAGES A-PPA 14-15)

  A withdrawal or transfer may not result in an early withdrawal charge. Provisions are more fully described within this Prospectus. A summary appears below.

  Item 1--Transfers among investment divisions or to or from the Fixed Interest Account

  Item 2--Withdrawals that represent purchase payments made over seven years ago

  Item 3--Free Corridor

  Item 4--"Free Look"

  Item 5--Certain Income Annuities

  Item 6--Death Benefit

  Item 7--Mandated Withdrawals under Federal law

  Item 8--Transfer from other MetLife Contracts


DEATH BENEFIT (PAGE A-PPA 15)

  Each Contract offers a death benefit that guarantees certain payments in case of your death even if account values have fallen below that amount.

INCOME ANNUITIES (PAGE A-PPA-15)

  You may use your money to obtain payments guaranteed for life or for certain other periods (an annuity). These payments may be either for specified, fixed amounts or for amounts that can go up or down based on the investment performance of a choice of investment options in the Separate Account ("variable income option"). You may purchase an Income Annuity if you did not have a Contract during the accumulation period. Your Income Annuity is subject to various charges. (See "Income Annuities--Deductions and Charges," page A-PPA-17.)

                                    A-PPA-6

             ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

  The following information has been derived from the Separate Account's full financial statements, which statements are annually audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing with the full financial statements and related notes in the Statement of Additional Information or as previously stated in earlier reports.


                                     ACCUMULATION     ACCUMULATION  NUMBER OF ACCUMULATION
                                      UNIT VALUE     UNIT VALUE END   UNITS END OF YEAR
  PREFERENCE PLUS CONTRACTS   YEAR BEGINNING OF YEAR    OF YEAR         (IN THOUSANDS)
  -------------------------   ---- ----------------- -------------- ----------------------
  Income Divi-
   sion                       1994      $14.27           $13.65             13,923
                              1993       12.98            14.27             14,631
                              1992       12.29            12.98              5,918
                              1991       10.60            12.29              1,210
                              1990       10.00(a)         10.60                 32
  Diversified
   Division                   1994       14.15            13.55             40,962
                              1993       12.70            14.15             31,808
                              1992       11.75            12.70              7,375
                              1991        9.52            11.75              1,080
                              1990       10.00(a)          9.52                 44
  Stock Index
   Division                   1994       13.71            13.70             23,458
                              1993       12.67            13.71             18,202
                              1992       11.94            12.67              8,150
                              1991        9.32            11.94              1,666
                              1990       10.00(a)          9.32                 55
  Growth Divi-
   sion                       1994       14.10            13.47             32,563
                              1993       12.48            14.10             24,608
                              1992       11.32            12.48              9,432
                              1991        8.61            11.32              2,824
                              1990       10.00(a)          8.61                178
  Aggressive
   Growth                     1994       18.03            17.47             26,890
  Division                    1993       14.89            18.03             17,094
                              1992       13.66            14.89              5,747
                              1991        8.31            13.66              1,060
                              1990       10.00(a)          8.31                 49
  International
   Stock                      1994       13.74            14.25             16,674
  Division                    1993        9.41            13.74              6,921
                              1992       10.61             9.41                966
                              1991       10.00(b)         10.61                 92

   In addition to the above mentioned Accumulation Units, there are cash reserves of $129,639 at December 24, 1994 applicable to Income
 Annuities receiving annuity payouts.


(a) Inception Date July 2, 1990
(b) Inception Date July 1, 1991

                                    A-PPA-7

                                 (CHART 1-PPA)



FINANCIAL STATEMENTS

  The financial statements for the Separate Account and MetLife are in the Statement of Additional Information and are available upon request from MetLife.


                                    A-PPA-8

OUR COMPANY AND THE SEPARATE ACCOUNT
 ...............................................................................

WHO IS METLIFE?

  We are a mutual life insurance company whose principal office is at One Madison Avenue, New York, N.Y. 10010. We were formed in 1868 in New York and operate as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. We have over $163 billion in assets under management and serve one out of every six Americans.

WHAT IS THE SEPARATE ACCOUNT?

  We organized the Separate Account on September 27, 1983. It is an investment account that we maintain separate from our other assets. It is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. All income, gains and losses, whether or not realized, from the Separate Account's assets are credited to or charged against the Separate Account, without regard to our other business. In other words, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. Our obligation to honor all of our promises under the Contracts and Income Annuities is not limited by the amount of assets in the Separate Account.

THE CONTRACTS DESCRIBED IN THIS PROSPECTUS
 ...............................................................................

WHAT ARE THE CONTRACTS?

  The Contracts offer you the choice of an account which pays interest guaranteed by MetLife (the Fixed Interest Account) or an account offering a range of investment choices where performance is not guaranteed. The Contracts are called "annuities" since they offer a variety of payment options, including guaranteed income for life.

  We offer many types of Preference Plus Contracts to meet your individual needs. These include contracts meeting the tax requirements under the following provisions of the Internal Revenue Code ("Code"): (1) Individual Retirement Annuities (IRAs) under (S)408(b); (2) Simplified Employee Pensions
(SEPs) under (S)408(k); (3) Tax Sheltered Annuities (TSAs) under (S)403(b);
(4) Public Employee Deferred Compensation (PEDC) under (S)457; (5) Keogh plans under (S)401; (6) Qualified Annuity Plans (403(a)) under (S)403(a); and (7) Non-Qualified Annuities under (S)72. Our Contracts may be individual or group (offered to an employer, association, trust or other group for its employees, members or participants). Group Contracts may be issued to a bank which does nothing but hold them as contractholder. Contracts are either allocated (we keep records of your Account Balance) or unallocated (we keep Account Balance records only for the plan as a whole). Some contracts have a reduced mortality and expense risk charge as a result of reduced administration expenses.

  This Prospectus describes three types of Contracts: IRAs; Non-Qualified and SEPs.

  The Prospectus will occasionally refer to the Fixed Interest Account. However, this Prospectus does not describe that account.

MAY THE CONTRACTS BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. If your purchase payments are made under a retirement plan, the Contract may provide that all or some of your rights as described in this Prospectus are subject to the terms of the plan. You should consult the plan document to determine whether there are any provisions under your plan which may limit or affect the exercise of your rights under the Contract. Rights that may be affected include those concerning purchase payments, withdrawals, transfers, the death benefit and income annuity types. For example, if part of your Account Balance represents non-vested employer contributions, you may not be permitted to withdraw these amounts and the early withdrawal charge calculations may not include all or part of the employer contributions. The Contract may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. The Contract may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. Your Contract will indicate under what circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

YOUR INVESTMENT CHOICES
 ...............................................................................

WHAT ARE THE INVESTMENT CHOICES AND HOW DO WE PROVIDE THEM?

  The investment choices are provided through our Separate Account. Divisions available for new investments are the Income, Diversified, Stock Index, Growth, Aggressive Growth, and International Stock Divisions. If you are covered under a group Contract, your employer, association or group may have limited the number of available divisions. Your Contract will indicate what divisions were available to you when we issued it. We may add or eliminate divisions for some or all persons.

                                    A-PPA-9

  The divisions do not invest directly in stocks, bonds or other investments. Instead they buy and sell shares of mutual fund portfolios that in turn do the investing. The portfolios are part of the Metropolitan Fund as shown on page 1. No sales or redemption charges apply to our purchase or sale through the Sepa-rate Account of these mutual fund shares. These mutual funds are available only through the purchase of annuities and life insurance policies and are never sold directly to the public. These mutual funds are "series" types of funds registered with the Securities and Exchange Commission as "diversified open-end management investment companies" under the 1940 Act. Each division invests in shares of a comparably named portfolio.

  A summary of the investment objectives of the currently available portfolios is as follows:

Income Portfolio: To achieve the highest possible total return, by combining current income with capital gains, consistent with prudent investment risk and preservation of capital, by investing primarily in fixed-income, high-quality debt securities.

Diversified Portfolio: To achieve a high total return while attempting to limit investment risk and preserve capital by investing in equity securities, fixed-income debt securities, or short-term money market instruments, or any combination thereof, at the discretion of State Street Research & Management Company (a subsidiary of ours).

Stock Index Portfolio: To equal the performance of the Standard & Poor's 500 composite stock price index (adjusted to assume reinvestment of dividends) by investing in the common stock of companies which are included in the index.

Growth Portfolio: To achieve long-term growth of capital and income, and moderate current income, by investing primarily in common stocks that are believed to be of good quality or to have good growth potential or which are considered to be undervalued based on historical investment standards.

Aggressive Growth Portfolio: To achieve maximum capital appreciation by investing primarily in common stocks (and equity and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies, undervalued securities or special situations.

International Stock Portfolio: To achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-United States companies.


  Each of the currently available Metropolitan Fund portfolios pays us, the investment manager of the Metropolitan Fund, an investment management fee equivalent to an annual rate of .25% of the average daily value of the aggregate net assets of the portfolio (except that the Aggressive Growth and International Stock Portfolios pay a fee of .75% of the average daily value of its aggregate net assets). For providing us with sub-investment management services, according to a contract between us and State Street Research & Management Company ("State Street Research"), one of our subsidiaries, we pay fees to State Street Research for the Income, Diversified, Growth and Aggressive Growth Portfolios. For providing us with sub-investment management services, according to a contract between us and GFM International Investors, Ltd. ("GFM"), our subsidiary, we pay fees to GFM for the International Stock Portfolio. Sub-investment management fees are solely our responsibility, not that of the Metropolitan Fund.

  The Metropolitan Fund is more fully described in its prospectus and the Statement of Additional Information that the prospectus refers to. The Metropolitan Fund's prospectus is attached at the end of this prospectus.

  The Statement of Additional Information is available upon request.

  See "The Fund and its Purpose," in the prospectus for the Metropolitan Fund for a discussion of the different separate accounts of MetLife and Metropolitan Tower Life Insurance Company that invest in the Metropolitan Fund and the risks related to that arrangement.

PURCHASE PAYMENTS
 ................................................................................

ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?

  Yes. All purchase payments and all requests you may have concerning the Contracts, like a change in beneficiary, should be sent to our "Designated Office". We will provide you with the address for this office. All checks should be payable to "MetLife". You can also make certain requests by telephone. In order to have a purchase payment credited to you, we must receive it and completed documentation. We will provide the appropriate forms. Under certain group Contracts, your employer, or the group of which you are a participant or member must also identify you to us on their reports to us and tell us how your purchase payments should be allocated among the investment divisions and the Fixed Interest Account.

  Your first purchase payment is normally credited to you within two days of receipt at our Designated Office.

                                    A-PPA-10

However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and tell you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem can be remedied. If you do not agree, your purchase payment will be returned immediately.

  For IRA and Non-Qualified Contracts, your purchase payments may also be made "automatically" through procedures that we call "MetroMatic" and "check-o-matic". With "MetroMatic", your employer deducts an amount from your salary and makes the purchase payment for you. With "check-o-matic", your bank deducts monies from your bank checking account and makes the purchase payment for you.

  Purchase payments, including check-o-matic payments, are effective and valued as of 4:00 p.m., New York City time, on the day we receive them at our Designated Office, except (1) when they are received on a day when the accumulation unit value (which will be discussed later in this Prospectus) is not calculated or (2) when they are received after 4:00 p.m., New York City time. In those cases, the purchase payments will be effective the next day the accumulation unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  There is no minimum purchase payment. We may reject purchase payments over $500,000. Your purchase payments may also be limited by the federal tax laws.

HOW ARE PURCHASE PAYMENTS ALLOCATED?

  You decide how a purchase payment is allocated among the Fixed Interest Account and the investment divisions of the Separate Account available to your Contract. Changes of allocation for new purchase payments will be made upon receipt of your notification to us of the changes. You may also specify a day as long as it is within 30 days after we receive the request.

ARE THERE ANY LIMITS ON SUBSEQUENT PURCHASE PAYMENTS?

  You may generally make purchase payments at any time before the date income payments begin except as limited by the tax laws.

  You may continue to make purchase payments while you receive Systematic Withdrawal Income Program payments, as described later in this Prospectus, except if purchase payments are made through "MetroMatic", "check-o-matic", salary reduction or salary deduction.

  In order to comply with regulatory requirements in the state of Washington, we may limit the ability of Washington residents to make purchase payments after such Contract has been held for more than three years, if the Contract was issued after age 60, or after age 63, if the Contract was issued before age 61.

DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT
 ...............................................................................

WHAT IS AN ACCUMULATION UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "accumulation units". When you make purchase payments or transfers into an investment division, you are credited with accumulation units. When you request a withdrawal or a transfer of money from an investment division, accumulation units are liquidated. In either case, the number of accumulation units you gain or lose is determined by taking the amount of the purchase payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs. For example, if an accumulation unit is $10.00 and a $500 purchase payment is made, the number of accumulation units purchased is 50 ($500 divided by $10 = 50). We calculate accumulation units separately for each investment division of the Separate Account.

HOW IS AN ACCUMULATION UNIT VALUE CALCULATED?

  We calculate the value of accumulation units once a day on every day the New York Stock Exchange is open for trading. We call the time between the calculation of an accumulation unit and the next accumulation unit calculation the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments, transfers and withdrawals are valued as of the end of the Valuation Period during which the transaction occurred. The value of accumulation units can go up or down and is derived from the investment performance of each of the portfolios. If the investment performance, after payment of Separate Account expenses is positive, accumulation unit values will go up. Conversely, if the investment performance, after payment of Separate Account expenses is negative, they will go down.

   We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying portfolios.

                                   A-PPA-11

The experience factor is calculated as of the end of each Valuation Period as follows: We take the net asset value per share of the underlying portfolio, add the per share amount of any dividend or capital gain distribution paid by the portfolio during the current Valuation Period, and subtract any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a percentage that reflects investment performance. We then subtract a charge not to exceed .000034035 (an effective annual rate of 1.25%) for the Contracts for each day in the Valuation Period. This charge is to cover the general administrative expenses and the mortality and expense risks we assume under the Contracts.

  To calculate an accumulation unit value we multiply the experience factor for the period since the last calculation by the last previously calculated accumulation unit value. We then add this to the prior accumulation unit value. For example, if the last previously calculated accumulation unit value is $12.00 and the experience factor for the period was .05, the new accumulation unit value is $12.60 ($12.00 X .05 = $.60; $.60 + $12.00 =
$12.60). On the other hand, if the experience factor was -.05, the new accumulation unit value is $11.40 ($12.00 x (.05) = $(.60); $12.00 - $.60 =
$11.40).

WITHDRAWALS AND TRANSFERS
 ...............................................................................

CAN YOU MAKE WITHDRAWALS AND TRANSFERS?

  Yes. You may either withdraw all or part of your Account Balance from the Contract or transfer it from one investment division to another or to the Fixed Interest Account.

  Withdrawals must be at least $500 (or the Account Balance, if less). You may make an unlimited number of transfers. Your request must tell us the percentage or dollar amount to be withdrawn or transferred. If we agree, you may also submit an authorization directing us to make transfers on a continuing periodic basis from one investment division to another or to the Fixed Interest Account. We may require that you maintain a minimum Account Balance in an investment division from which you desire to make transfers upon this authorization.

WHEN WILL WE MAKE WITHDRAWALS OR TRANSFERS?

  Generally, as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and pay the death benefit instead. If the withdrawal is made to provide income payments, it will be made as of the end of the Valuation Period ending most recently before the date the income annuity is purchased.

WILL WE MAKE PAYMENTS DIRECTLY TO OTHER INVESTMENTS ON A TAX-FREE BASIS?

  Generally yes, if you so request, but only if all applicable requirements of the Code are met, and we receive all information necessary for us to make the payment.

CAN YOU MAKE WITHDRAWALS AND TRANSFERS BY TELEPHONE?

  Yes. You can make withdrawal and transfer requests by telephone unless prohibited by state law. If we agree and you complete the form we supply to you, you may also authorize your sales representative to make a transfer request on your behalf by telephone. Whether you have your sales representative make transfer requests or you make the withdrawal or transfer requests by telephone yourself, you are authorizing us to act upon the telephone instructions of any person purporting to be you or, if applicable, your sales representative, assuming our procedures have been followed, to make transfers or withdrawals from both your Fixed Interest and Separate Account Balances. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. All telephone calls requesting a transfer or withdrawal will be recorded. You (or the sales representative) will be asked to produce your personalized data prior to our initiating any requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transfer or withdrawal. Neither we nor the Separate Account will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be genuine. In the unlikely event that you have trouble reaching us, requests should be made to the Designated Office.

  If you revoke a previously requested withdrawal, the withdrawn amount will be allocated back to the Fixed Interest Account. You bear the risk of any loss of investment opportunity for the withdrawn amount while it is not allocated to either the Fixed Interest or Separate Accounts.

CAN YOU MAKE SYSTEMATIC WITHDRAWALS?

  Yes. If we agree and, if approved in your state, for IRA and SEP Contracts, you may request us to make "automatic" withdrawals for you on a periodic basis through our Systematic Withdrawal Income Program ("SWIP"). SWIP payments are not payments made

                                   A-PPA-12
under an income option or under an income annuity, as described later in this Prospectus. You may choose to receive SWIP payments for either a specific dollar amount or a percentage of your Account Balance. You must meet certain total Account Balance minimums to initiate SWIP payments. Each SWIP payment must be at least $50. Your payment date is the date you specify, if we receive your request at least 10 days prior to the initial payment date. Otherwise, payments will commence 30 days from the date you specify. If you do not specify a payment date, payments will commence 30 days from the date we receive your request. The date of the first SWIP payment is your SWIP anniversary date. Requests to commence SWIP payments may not be made by telephone. Changes to the specified dollar amount or percentage or to alter the timing of payments may be made once a year on the SWIP anniversary date. Requests for such changes must be made at least 30 days prior to the SWIP anniversary date. You may cancel your SWIP request at any time by telephone or by writing us at the Designated Office.

FROM WHAT INVESTMENT DIVISIONS WILL WITHDRAWALS BE MADE FOR SWIP PAYMENTS?

  Each SWIP payment will be taken on a prorata basis from the Fixed Interest Account and each investment division of the Separate Account in which you then have an Account Balance. If your total Account Balance is insufficient to make a requested SWIP payment, the remaining Account Balance will be paid to you.

WILL YOU PAY AN EARLY WITHDRAWAL CHARGE (SALES LOAD) WHEN YOU RECEIVE A SWIP PAYMENT?

  For purposes of the early withdrawal charge, SWIP is characterized as a single withdrawal made in a series of payments over a twelve month period. If SWIP payments comprise the first withdrawal of the Contract Year and are within the 10% "free corridor", calculated for this purpose as 10% of the Account Balance on the SWIP anniversary date, all SWIP payments will not be subject to an early withdrawal charge. (Depending on underwriting and plan requirements, Contract Year for the first year is the three to fifteen month period the Contract is in force; thereafter, it is each subsequent twelve month period). SWIP payments in excess of the 10% free corridor and SWIP payments that comprise the second or later withdrawal of the Contract Year will be subject to an early withdrawal charge unless the payments are from other amounts to which an early withdrawal charge no longer applies. See "Deductions and Charges" immediately below.

  SWIP payments are treated as withdrawals for federal income tax purposes. All or a portion of the amounts withdrawn under SWIP will be subject to federal income tax and, if you are under age 59 1/2, tax penalties may still apply. See "Taxes", pages A-PPA 22-24.

DEDUCTIONS AND CHARGES
 ................................................................................

ARE THERE ANNUAL CONTRACT CHARGES?

  There are no Separate Account annual Contract charges.

WHAT ARE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND MORTALITY AND EXPENSE RISKS AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that Contract purchasers and participants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. We also bear the risk that the guaranteed death benefit we pay will be larger than the Account Balance. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Contracts will be greater than we estimated.

  These charges do not reduce the number of accumulation units credited to you. These charges are calculated and paid every time we calculate the value of accumulation units. (See "How is an accumulation unit value calculated?" above.)

  The sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed 1.25% of the average value of the assets in each investment division. Of this charge, we estimate that .50% is for administrative expenses and .75% is for mortality and expense risks.

  During 1994, these charges were $33,979,138 for all contracts in Separate Account E.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES AND WHEN ARE THEY PAID?

  Some jurisdictions tax what is called "annuity considerations." These may include purchase payments, account balances and death benefits. We currently do not deduct any monies from purchase payments, account balances or death benefits to pay these taxes in most jurisdictions. Our practice generally is to deduct money to pay annuity taxes only when you purchase an income annuity. In the jurisdictions of Pennsylvania, South Dakota and Washington, D.C., we may deduct money to pay annuity taxes on lump sum withdrawals or when you purchase an income annuity. We may deduct an amount to pay annuity taxes sometime in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

  A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page A-PPA-27.


                                    A-PPA-13

WHAT IS THE EARLY WITHDRAWAL CHARGE (SALES LOAD)?

  The following paragraphs describe how the early withdrawal charge is determined. The early withdrawal charge reimburses us for our costs in selling the Contracts. We may use any of our profits derived from mortality and expense risk charges to pay for any of our costs in selling the Contracts that exceed the revenues generated by the early withdrawal charge. However, we believe that our sales expenses may exceed revenues generated by the early withdrawal charge and, in such event, we will pay such excess out of our surplus.

  To determine the early withdrawal charge for Preference Plus Contracts, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and what account or investment division the withdrawal is actually coming from. To do this, we first assume that your withdrawal is from amounts (other than earnings) that can be withdrawn without an early withdrawal charge, then from other amounts (other than earnings) and then from earnings, each on a "first-in-first-out" basis. Once we have determined the amount of the early withdrawal charge, we will actually withdraw it from each investment division in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

  For partial withdrawals from an investment division, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown below. Then we will make the payment directed, and withdraw the early withdrawal charge from that investment division.

  For a full withdrawal from an investment division we multiply the amount to which the withdrawal charge applies by the percentage shown below, keep the result as an early withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal from an investment division if your Account Balance in that investment division is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

  For the Contracts, withdrawal charges are imposed on amounts (other than earnings) for the first seven years after the purchase payment is received as shown in the table below.

                          DURING PURCHASE PAYMENT YEAR

                                                                                                  [8 &
   1          2             3             4             5             6             7            BEYOND]
  7%          6%            5%            4%            3%            2%            1%              0%


  As required by the federal securities laws, your total early withdrawal charges will never exceed 9% of all your purchase payments applied to the investment divisions to the date of the withdrawal. When no allocations or transfers are made to the Separate Account except in connection with the Equity Generator SM investment strategy, withdrawal charges will be calculated as described above, but the charge imposed will not exceed earnings.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES
 ................................................................................

CAN YOU MAKE WITHDRAWALS OR TRANSFERS WITHOUT EARLY WITHDRAWAL CHARGES?

  Yes. There are several types of withdrawals that will not result in an early withdrawal charge to you. Tax penalties may still apply and the amounts withdrawn may also be subject to federal income tax, see "Taxes", pages A-PPA 22-24. We may require proof satisfactory to us that any necessary conditions have been met.

  The following describes the situations where we do not impose an early withdrawal charge:

  1. Transfers made among the investment divisions of the Separate Account or to and from the Fixed Interest Account.

  2. Withdrawals that represent purchase payments made over seven years ago.

  3. A "free corridor" withdrawal: the free corridor is the first withdrawal of up to 10% of your Account Balance during the Contract Year.

  4. "Free Look": You may cancel your Contract within 10 days (20 days in North Dakota and Idaho) after you receive it by telling us in writing. We will then refund all of your purchase payments (however for Contracts issued to you in New York, Illinois, Minnesota and Pennsylvania we will instead pay you your Account Balance). The "Free Look" is 30 days if the Contract was issued to you in California and you are 60 years old or older. If you cancel the Contract, we will then refund your Account Balance. If you purchased your Contract by mail, you may have more time to return your Contract.

  5. You purchase an income annuity from us for life or a noncommutable period of five years or more.

  6. You die before any income payments have been made and we pay your beneficiary a death benefit.

  7. The withdrawal is required to avoid federal income tax penalties or to satisfy federal income tax rules or Department of Labor regulations that apply to the Contracts.


                                    A-PPA-14

  8. Transfer from other MetLife Contracts: If you "rollover" amounts from other MetLife contracts we designate, of the following two formulas, we will apply the one that is more favorable to you: (1) treat our other contract and this Contract as if they were one for purposes of determining when a purchase payment was made by crediting your purchase payments with the time you held them under our other contract prior to the time they were "rolled over" or (2) subject the "rolled over" amounts to a withdrawal charge applied as described above in "What is the early withdrawal charge (sales load)?" as follows:

                          DURING PURCHASE PAYMENT YEAR

                                                                                                          [6 &
   1              2                     3                     4                     5                    BEYOND]
  5%              4%                    3%                    2%                    1%                       0


DEATH BENEFIT
 ................................................................................

WHAT IS THE DEATH BENEFIT?

  The death benefit is the greatest of (i) your Account Balance, (ii) your highest Account Balance as of the end of the calendar year in which the 5th, 10th, 15th and so on anniversary of the start of your uninterrupted participation in the Contract occurs less any later partial withdrawals and any later annual Contract charges withdrawn from the Fixed Interest Account and
(iii) the total of all of your purchase payments less any partial withdrawals.

WHEN AND TO WHOM WILL THE DEATH BENEFIT BE PAID?

  The death benefit will not be paid until we receive proof of death and appropriate directions regarding the Account Balance. If we receive proof of death without any appropriate directions, we will take no action with regard to the Account Balance until we receive appropriate directions.

  You name your beneficiary.

  The payee may take a lump sum cash payment or use the death benefit (less any applicable annuity taxes) to purchase an income annuity from the types available under your Contract.

INCOME OPTIONS
 ................................................................................

CAN METLIFE PROVIDE YOU WITH AN INCOME GUARANTEED FOR LIFE OR OFFER A WIDE CHOICE OF OTHER PERIODS?

  Yes. You may withdraw all or a portion of your Account Balance and use that money (less any annuity taxes and applicable Contract charges that must be paid) to purchase an income annuity.

  You can receive income payments guaranteed for life on a monthly, quarterly, semiannual or annual basis. Non-life contingent annuities are available which guarantee payments for at least five years, but not more than 30 years.

  Other life annuity options are available which have a refund feature or are guaranteed for a period of time and are life contingent afterwards. The amount of the initial payment under an income annuity must be at least $50 ($20 in Massachusetts). You may defer receipt of income payments for up to 12 months once an income annuity has been elected.

  All provisions relating to income annuities are subject to the limitations imposed by the Code.

WHAT TYPES OF INCOME OPTIONS ARE AVAILABLE?

  Both fixed and variable income options are available. Under a fixed income option, we guarantee a specified, fixed payment, which will depend on the income option chosen, the age and sex of the annuitant and joint annuitant, if applicable, (except where unisex rates are required by law) and the amount of your total Account Balance. If a currently issued immediate annuity of the same type will provide greater income payments, the immediate annuity rates will be used.

  If you do not select an income option by the date the Contract specifies, you have not withdrawn your entire Account Balance, and your Contract was not issued under a retirement plan, you will be issued a life annuity with a ten
(10) year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a fixed income option and your Separate Account Balance will be used to provide a variable income option.

  More information concerning the variable income option, including investment choices, determining the value of variable income payments, transfers, deductions and charges, variable income option types and taxes are discussed below under "Income Annuities."

INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS
 ................................................................................

WHAT ARE INCOME ANNUITIES?

  Income Annuities provide you a series of payments which are based upon the investment performance of the Separate Account. The amount of the payment is not guaranteed. A portion of the payment may be fixed under a fixed income option guaranteed by MetLife's general

                                    A-PPA-15
account. You may purchase an Income Annuity even if you did not have a Contract during the accumulation period.

  Income Annuities can be either group or individual and are offered as IRAs, SEPs, TSAs, PEDC, Keogh, 403(a) and Non-Qualified annuities. Some income annuities have a reduced mortality and expense risk charge as a result of reduced administration expenses.

  This Prospectus describes three types of Income Annuities: IRAs, SEPs and Non-Qualified Annuities.

MAY THE INCOME ANNUITY BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. Your Income Annuity may provide that your choice of income types is subject to the terms of your retirement plan. Your Income Annuity will indicate under what circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

WHAT ARE THE INVESTMENT CHOICES?

  The investment choices, provided through the Separate Account, are the Income, Diversified, Stock Index, Growth, Aggressive Growth and International Stock Divisions described earlier in this Prospectus under "Your Investment Choices." If you are covered under a group Income Annuity, the employer, association or group may have limited the number of available divisions. Your Income Annuity will indicate what divisions were available to you when we issued it. We may add or eliminate divisions for some or all persons. You may choose up to four investment divisions to provide the variable income payment or up to three investment divisions if a fixed income option is also selected.

ADMINISTRATION
 ...............................................................................

WHAT ADMINISTRATIVE DETAILS SHOULD YOU KNOW?

  Your purchase payment and all requests concerning Income Annuities should be sent to our Designated Office. We will provide you with the address for this office. All checks should be payable to "MetLife." You can also make certain requests by telephone. In order to have the purchase payment for the Income Annuity credited to you, we must receive your payment and complete documentation. We will provide the appropriate forms. Under group Income Annuities, your employer or the group of which you are an annuitant or member must also identify you to us on their reports and tell us how the purchase payment should be allocated among the investment divisions of the Separate Account and the fixed income option.

  Your purchase payment is normally credited to you within two days of receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the purchase payment. If the problem cannot be resolved by the fifth business day, we will notify you and tell you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem can be remedied. If you do not agree, your purchase payment will be returned immediately.

  Purchase payments are effective and valued as of 4:00 p.m., New York City time, on the day we receive them at our Designated Office, except (1) when they are received on a day when the annuity unit value (which will be discussed later in this Prospectus) is not calculated or (2) when they are received after 4:00 p.m., New York City time. In those cases, the payment will be effective the next day the annuity unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  Your purchase payment must be large enough to produce an initial income payment of at least $50 ($20 in Massachusetts).

HOW IS THE PURCHASE PAYMENT ALLOCATED?

  You decide how the purchase payment is allocated among the fixed income option and the investment divisions of the Separate Account available to your Income Annuity.

DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS
 ...............................................................................

WHAT IS AN ANNUITY UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "annuity units." These annuity unit values are similar to "accumulation units" described earlier in the Prospectus except that we deduct the contract fee (which may be waived) and applicable annuity taxes from the purchase payment before we determine the number of annuity units in each investment division chosen.

HOW IS AN ANNUITY UNIT VALUE CALCULATED?

  We calculate the value of an annuity unit once a day on every day the New York Stock Exchange is open for trading. We call the time between the calculation of an annuity unit and the next annuity unit calculation the "Valuation Period." We have the right to change the

                                   A-PPA-16
basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The value of annuity units can go up or down and is derived from the investment performance of each of the portfolios. If the investment performance, after payment of Separate Account expenses and the deduction for the assumed investment rate ("AIR"), discussed later in this Prospectus, is positive, annuity unit values will go up. Conversely, if the investment performance, after payment of Separate Account expenses and the deduction for the AIR is negative, they will go down.

  We use the same "experience factor" as that derived for the calculation of accumulation units previously described in this Prospectus.

  To calculate an annuity unit value we first multiply the experience factor for the period by 0.99989255 (an effective annual rate of 4%) for the AIR for most Income Annuities. (The AIR may be in the range of 3% to 6%, as defined in your Income Annuity and the laws in your state.) The resulting number is then multiplied by the last previously calculated annuity unit value to produce the new annuity unit value.

HOW IS A VARIABLE INCOME PAYMENT DETERMINED AND WHAT IS THE AIR?

  Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the Separate Account is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the Separate Account exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the Separate Account.

WHEN ARE VARIABLE INCOME PAYMENTS DETERMINED AND HOW OFTEN WILL THEY CHANGE?

  Variable income payments are determined as of the 10th day prior to the date each variable income payment is to be paid or the issue date, if later. Each variable income payment may vary from a prior payment, depending, as discussed above, upon the investment performance of the Separate Account, AIR and Separate Account charges.

TRANSFERS
 ...............................................................................

CAN YOU MAKE TRANSFERS?

  You may make transfers from one investment division to another or from an investment division to a fixed income option as long as the total number of investment divisions under your Income Annuity is no greater than four (or three investment divisions if a fixed income option is chosen). You may make an unlimited number of transfers. Your request must tell us the percentage to be transferred. You may not make a transfer from the fixed income option to an investment division.

WHEN WILL WE MAKE TRANSFERS?

  Generally, we will make a transfer as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and continue to make payments to a joint annuitant or your beneficiary under a guarantee or pay your beneficiary a refund, if you have chosen one of these income types.

CAN YOU MAKE TRANSFERS BY TELEPHONE?

  Yes. You can make a transfer request by telephone. If we agree, you may also authorize your sales representative to make a request on your behalf by telephone. All telephone transfers are subject to the same procedures and limitations of liability as described earlier in this Prospectus.

DEDUCTIONS AND CHARGES
 ...............................................................................

WHAT IS THE CONTRACT FEE?

  There is a one time $350 total contract fee which is allocated, depending on your investment choices, proportionally between the fixed income option and Income Annuity. The fee is taken from your purchase payment prior to crediting annuity units. This charge covers our administrative costs which include preparation of the Income Annuities, review of applications and recordkeeping. If you purchase an Income Annuity as the variable income option under your Contract and you purchased the Contract at least two years earlier, the contract fee will be waived.

WHAT ARE THE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND MORTALITY AND EXPENSE RISKS AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and

                                   A-PPA-17
legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that annuitants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Income Annuity will be greater than we estimated.

  These charges do not reduce the number of annuity units credited to you. These charges are calculated and paid every time we calculate the value of annuity units. (See "How is an annuity unit value calculated?" above.)

  The sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed 1.25% of the average value of the assets in each investment division. Of this charge, we estimate that .50% is for administrative expenses and .75% is for mortality and expense risks.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES?

  Yes. Some jurisdictions tax what is called "annuity considerations". We deduct money to pay annuity taxes when you make the purchase payment. A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page A-PPA-27.

WHAT VARIABLE INCOME TYPES ARE AVAILABLE?

  Three persons or entities figure in the description below: the owner of the Income Annuity, the annuitant--the person whose life is the measure for determining the amount of income payments--and the beneficiary, the person or entity who ultimately may receive a benefit under the Income Annuity.

  Life Annuity--An income payable during the annuitant's life. Payments cease with the last one due before the annuitant's death.

  Life Annuity with a Guaranteed Period--An income payable during the annuitant's life. If, at the death of the annuitant, payments have been made for less than the guaranteed period, payments are made to the owner of the annuity for the rest of the guaranteed period. If, at the death of the owner, payments have been made for less than the guaranteed period, payments are made to the beneficiary for the rest of the guaranteed period.


  Life Annuity With Refund--An income payable during the annuitant's life. Payments cease with the last one due before the annuitant's death. At the annuitant's death the owner of the annuity receives a benefit, if any, equal to the amount applied under this income type (purchase payment) less any variable income payments that were paid prior to death. If the owner has predeceased the beneficiary, at the owner's death, the beneficiary receives a benefit, if any, equal to the amount applied under this income type (purchase payment) less any variable income payments that were paid prior to death.

  Joint Life and Survivor/Contingent Survivor Annuity--An income payable during the joint lives of the annuitant and a named second person and thereafter during the life of the survivor/contingent survivor. The income payable to the survivor/contingent survivor may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the survivor/contingent survivor is selected when the income type is selected.

  Joint Life and Survivor/Contingent Survivor Annuity with a Guaranteed Period--An income payable during the joint lives of the annuitant and a named second person and thereafter during the life of the survivor/contingent survivor. If, at the death of the survivor/contingent survivor, payments have been made for less than the guaranteed period, payments are made to the owner of the annuity for the rest of the guaranteed period.

  If, at the death of the owner, payments have been made for less than the guaranteed period, payments are made to a beneficiary for the rest of the guaranteed period. The income payable to the survivor/contingent survivor may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the survivor/contingent survivor is selected when the income type is selected.

  Joint Life and Survivor/Contingent Survivor Refund Annuity--An income payable during the joint lives of the annuitant and a named second person and thereafter during the life of the survivor/contingent survivor. Payments cease with the last one due before the survivor/contingent survivor's death. At the survivor/contingent survivor's death the owner of the annuity receives a benefit, if any, equal to the amount applied under this arrangement (purchase payment) less any variable income payments that were paid prior to death.

  If the owner has predeceased the beneficiary, at the owner's death, the ben-eficiary receives a benefit, if any, equal to the amount applied under this income type (pur-

                                   A-PPA-18
chase payment) less any variable income payments that are paid prior to death. The income payable to the survivor/contingent survivor may be a percentage of the amount that had been payable while both persons were alive, as follows:
100%, 75%, 66 2/3%, or 50%. The percentage payable to the survivor/contingent survivor is selected when the income type is selected.

  Payments for a Guaranteed Period--An income payable for a guaranteed period (5-30 years). Payments cease with the end of the guarantee period. If the annuitant dies prior to the end of the guarantee period, payments are made to the owner of the annuity for the rest of the guaranteed period. If the owner dies prior to the end of the guarantee, payments are made to the beneficiary for the rest of the guaranteed period.

IS THERE A FREE LOOK?

  Yes. There is a "Free Look" when you purchase an Income Annuity. (There is no "Free Look" when an Income Annuity is the variable income option under a Contract.) You may cancel your Income Annuity within 10 days (20 days in North Dakota and Idaho) after you receive it by telling us in writing. We will then refund your purchase payment (however, for Income Annuities issued to you in Illinois, Minnesota and Pennsylvania we will instead pay you the value of your annuity units.) The "Free Look" is 30 days if the Income Annuity was issued to you in California and you are 60 years old or older. If you cancel the Income Annuity, we will then refund the value of your annuity units. If you purchased your Income Annuity by mail, you may have more time to return your Income Annuity.

OTHER CONTRACT AND INCOME ANNUITY PROVISIONS
 ................................................................................

CAN WE CANCEL YOUR CONTRACT OR INCOME ANNUITY?

  We may not cancel your Income Annuity.

  We may cancel your Contract. If we do so for a Contract delivered in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

  We will only cancel your Contract if we do not receive any purchase payments for you for 36 consecutive months and your Account Balance is less than $2,000. We will only do so to the extent allowed by law.

ARE THERE SPECIAL PROVISIONS THAT APPLY IF YOU ARE A PARTICIPANT IN A PLAN SUBJECT TO ERISA?

  Yes. If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract or Income Annuity may be subject to your spouse's rights as described below.

  Generally, the spouse must give qualified consent whenever you elect to:

    a. choose income payments other than on a qualified joint and survivor basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

    b. make certain withdrawals under plans for which a qualified consent is required;

    c. name someone other than the spouse as your beneficiary;

    d. use your accrued benefit as security for a loan.

  Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must be in writing which acknowledges the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


                                    A-PPA-19

  If your benefit is worth $3,500 or less, spousal qualified consent may not be required.

WHEN ARE YOUR REQUESTS EFFECTIVE?

  In general, your requests are effective when we receive them at our Designated Office unless otherwise provided by this Prospectus.

WILL WE CONFIRM YOUR TRANSACTIONS?

  Yes. In general we will send you a confirmation statement indicating that a transaction recently took place. Certain transactions which are made on a periodic basis, such as "check-o-matic", SWIP payments and pre-authorized systematic purchase payments which are transfers from the Fixed Interest Account, may be confirmed quarterly.

CAN METLIFE CHANGE THE PROVISIONS OF YOUR CONTRACT OR INCOME ANNUITY?

  Yes. We have the right to make certain changes to your Contract or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of all participants or would be appropriate in carrying out the purposes of the Contract or Income Annuity. If the law requires, we will also get your approval and that of any appropriate regulatory authorities. Examples of the changes we may make include:

  1. To operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law.

  2. To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act.

  3. To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

  4. To substitute for the portfolio shares in any investment division, the shares of another class of the Metropolitan Fund or the shares of another investment company or any other investment permitted by law.

  5. To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Contracts or Income Annuities.

  6. To make any necessary technical changes in the Contracts or Income Annuities in order to conform with any of the above-described actions.

  If any changes result in a material change in the underlying investments of an investment division in which you have an amount allocated, we will notify you of the change. You may then make a new choice of investment divisions. For Contracts issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before any technical changes are made.

WHAT ARE YOUR VOTING RIGHTS REGARDING PORTFOLIO SHARES?

  In accordance with our view of the present applicable law, we will vote the shares of each of the portfolios held by the Separate Account (which are deemed attributable to the Contract or Income Annuity) at regular and special meetings of the shareholders of the portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the portfolios in our own right, we may elect to do so.

  Accordingly, you have voting interests under the Contracts or Income Annuities. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares concerning which you have the right to give instructions will be determined as of the record date for the meeting.

  Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuity contracts (including the Contracts and Income Annuities) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.


                                    A-PPA-20

  You will be entitled to give instructions regarding the votes attributable to your Contract or Income Annuity in your sole discretion.

  You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of independent auditors, and the approval of investment and sub-investment managers.

CAN YOUR VOTING INSTRUCTIONS BE DISREGARDED?

  Yes. MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any portfolio if required by any insurance regulatory authority; (2) to refrain from making any change in the investment policies or any investment adviser or principal underwriter or any portfolio which may be initiated by those having voting interests or the Metropolitan Fund's board of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

  In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

WHO SELLS YOUR CONTRACT OR INCOME ANNUITY AND DO YOU PAY A COMMISSION ON THE PURCHASE OF YOUR CONTRACT OR INCOME ANNUITY?

  All Contracts and Income Annuities, certificates and interests in the Contracts and Income Annuities are sold through individuals who are our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934, and we are a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail.

  The licensed agents and broker-dealers who sell Contracts and Income Annuities and certificates and interests in the Contracts and Income Annuities may be compensated for such sales by commissions which we pay. There is no front-end sale load deducted from purchase payments to pay sales commissions. The Separate Account also does not pay sales commissions. The commissions we pay range from 0% to 5% depending on the age of the participant or annuitant.

DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?

  Yes. From time to time we advertise the performance of various Separate Account investment divisions. This performance will be stated in terms of either "yield", "change in accumulation unit value," "change in annuity unit value" or "average annual total return" or some combination of the foregoing. Yield, change in accumulation unit value, change in annuity unit value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The "yield" figures quoted in advertisements will refer to the net income generated by an investment in a particular investment division for a thirty day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. "Change in accumulation unit value" or "change in annuity unit value" refers to the comparison between values of accumulation or annuity units over specified periods in which an investment division has been in operation, expressed as a percentage. Change in accumulation unit value or change in annuity unit value may also be expressed as an annualized figure. In addition, change in accumulation unit value or change in annuity unit value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Yield and change in accumulation unit value figures do not reflect the possible imposition of an early withdrawal charge of up to 7% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. "Average annual total return" differs from the change in accumulation unit value and change in annuity unit value because it assumes a steady rate of return and reflects all expenses and applicable early withdrawal charges. Performance figures will vary among the various Contracts and Income Annuities as a result of different Separate Account charges and early withdrawal charges. Performance may be calculated based upon historical performance of the Fund and may assume that certain contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

  Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The

                                    A-PPA-21

Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Index, Lehman Brothers Aggregate Index and The Morgan Stanley Capital International, Europe, Australia, Far East (EAFE) Index.


  Performance may be shown for two investment strategies that are made available under certain Contracts. The first is the "Equity Generator". Under the "Equity Generator," at the end of a specified period (i.e., monthly, quarterly), an amount equal to the interest earned during the period in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division. The second technique is the "Equalizer" SM. Under this strategy, at the end of a specified period (i.e., monthly, quarterly), a transfer is made from the Stock Index Division or the Aggressive Growth Division to the Fixed Interest Account or from the FIxed Interest Account to the Stock Index Division or Aggressive Growth Division in order to make the account and the division equal in value. An "Equity Generator Return", "Aggressive Equity Generator Return", "Equalizer Return" or "Aggressive Equalizer Return" will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator and Equalizer investment strategies using any other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

TAXES
 ...............................................................................

GENERAL

  Tax laws are complex, and are subject to frequent change as well as to judicial and administrative interpretation. The following is a general summary intended to point out what we believe to be some general rules and principles, and not to give specific tax or legal advice. Failure to comply with the law may result in significant penalties. For details or for advice on how the law applies to your individual circumstances consult your tax advisor or attorney. You may also get information from the Internal Revenue Service.

  In the opinion of our attorneys, the Separate Account and its operations will be treated as part of MetLife, and not taxed separately. We are taxed as a life insurance company. Thus, although the Contracts and Income Annuities allow us to charge the Separate Account with any taxes or reserves for taxes attributable to it, we do not expect that under current law we will do so.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR CONTRACT?

  All contributions under the Contracts, other than contributions under Non-Qualified Contracts and non-deductible contributions under IRA Contracts and certain other qualified Contracts, will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. Because of this, federal income taxes are payable on the full amount of money you withdraw as well as on income earned under the Contract.

  Non-Qualified Contracts are issued on an "after-tax basis" so that making purchase payments does not reduce the taxes you pay. Income earned under the Contracts is normally not taxed until withdrawn, if you, as the owner, are an individual. Thus, that portion of any withdrawal that represents income is taxed when you receive it, but that portion that represents purchase payments is not, to the extent previously taxed.

  The IRA Contracts accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or exclude the purchase payments from income in compliance with the Code.

  All taxable distributions from the Contracts will be subject to federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code at the time of payment.

  Each type of Contract is subject to various tax limitations. Typically, except for the Non-Qualified Contracts, the maximum amount of purchase payment is limited under federal tax law and there are limitations on how long money can be left under the Contracts before withdrawals must begin. A 10% tax penalty applies to certain taxable withdrawals from the Contract (or in some cases from the plan or arrangement that purchased the Contract) before you are age 59 1/2. If a combination of

                                   A-PPA-22
certain payments to you from certain tax-favored plans (which includes
(S)403(a) plans, (S)403(b) arrangements, IRAs and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($150,000 for 1995), an additional penalty tax of 15% is imposed on the excess. The rules as to what payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the tax rules on a Contract-by-Contract basis, but will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  IRA Contracts. Annual contributions to all IRAs may not exceed the lesser of $2,000 or 100% of your "compensation" as defined by the Code, except "spousal IRAs" discussed below. No contributions are allowed during or after the tax year in which you attain age 70 1/2. Contributions other than those allowed are subject to a 6% excess contribution tax penalty. Special rules apply to withdrawals of excess contributions. These dollar and age limits do not apply to tax-free "rollovers" or transfers from other IRAs or from other tax-favored plans that the Code allows.

  Annual contributions are deductible if you are not covered by another retirement plan (but you are considered to be covered if your spouse is covered unless you lived apart for the entire taxable year and file separate returns). If you are covered by another retirement plan, annual contributions are fully deductible if your adjusted gross income is $25,000 or less ($40,000 for married couples filing jointly, never fully deductible for a married person filing separately), not deductible if your adjusted gross income is over $35,000 ($50,000 for married couples filing jointly, $10,000 for a married person filing separately) and partially deductible if your adjusted gross income falls between these amounts. If you have a non-working spouse or file a joint return and elect to treat your spouse as having no compensation, you may make annual IRA contributions of up to $2,250 (but not above your "compensation") to two IRAs, one in your name and one in your spouse's. Neither can exceed $2,000.

  Withdrawals (other than tax-free transfers or "rollovers" to other IRAs) before age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary.

  If you made both deductible and non-deductible contributions, a partial withdrawal will be treated as a pro rata withdrawal of both, based on all of your IRAs (not just the IRA Contracts). The portion of the withdrawal attributable to non-deductible contributions (but not the earnings on them) is not taxable, and the 10% tax penalty does not apply. You must keep track of which contributions were deductible and which weren't, and make annual reports to the IRS if non-deductible contributions were made.

  Withdrawals may be transferred to another IRA without federal tax consequences if Code requirements are met. Your Contract is not forfeitable and you may not transfer it.

  Your entire interest in the Contract must be withdrawn or begun to be with-drawn generally by April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to withdrawals which should have been made but were not. Complex rules apply to the timing and calculation of these withdrawals. Other complex rules apply to how rapidly withdrawals must be made after your death. Generally, if you die before the required withdrawals have begun, we must make payment of your entire interest within five years of the year in which you died or begin payments under an income annuity allowed by the Code to your beneficiary over his or her lifetime or over a period not be-yond your beneficiary's life expectancy starting by the December 31 of the year following the year in which you die. If your spouse is your beneficiary, and, if your Contract permits, payments may be made over your spouse's lifetime or over a period not beyond your spouse's life expectancy starting by the December 31 of the year in which you would have reached age 70 1/2, if later. If you die after the required withdrawal has begun, payments must continue to be made at least as rapidly as under the method of distribution that was used as of the date of your death. If your beneficiary is your spouse, he or she may elect to continue the Contract as his or her own IRA Contract after your death. The IRS allows you to aggregate the amount required to be withdrawn from each IRA con-tract you own and to withdraw this amount in total from any one or more of the IRA contracts you own.

  SEP Contracts. Partners and sole proprietors may make purchase payments under SEPs for themselves and their employees, and corporations may make purchase payments under SEPs for their employees. Complex rules apply to which employees or other persons must be allowed to participate, and what contributions may be made for each of them. Once a contribution is made, you (not the employer) have all rights to it. Once contributions are made (under these

                                    A-PPA-23

SEP rules), your SEP generally operates as if it were an IRA purchased by you under the IRA rules discussed above.

  Non-Qualified Contracts. No limits apply under the Code to the amount of purchase payments that you may make. Tax on income earned under the Contracts is deferred until it is withdrawn only if you, as owner of the Contract, are an individual (or under certain other circumstances specified by the Code). The following discussion assumes that this is the case.

  Any withdrawal is normally treated as coming first from earnings (and thus subject to tax) and next from your contributions (and thus not subject to tax to the extent previously taxed) only after all earnings are paid out. This rule does not apply to payments made under income annuities, however. Such payments are subject to an "exclusion ratio" which determines how much of each payment is a non-taxable return of your contributions and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions equals the amount of such contributions, all remaining payments are fully taxable. If you die before all contributions are returned, the unreturned amount is a deduction on your final income tax return or a deduction to your beneficiary if payments continue after your death. We will tell the purchaser of an income annuity what your contributions were and how much of each income payment is a non-taxable return of contributions.

  Withdrawals (other than tax-free exchanges to other Non-Qualified contracts) before you are age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary.

  Your Non-Qualified Contract may be exchanged for another non-qualified contract without federal tax consequences if Code requirements are met. Withdrawals need not be made by a particular age. If you die before payment under an income annuity begins, we must make payment of your entire interest in the Contract within five years of the year in which you die or begin payments under an income annuity allowed by the Code to your beneficiary within one year. If your spouse is your beneficiary or a co-owner of the Non-Qualified Contract, this rule does not apply. If you die after income payments begin, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

  The tax law treats all non-qualified contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity contract. This may result in more income being taxed to you on withdrawals from the Contract than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR INCOME ANNUITY?

  All purchase payments under the Income Annuities, other than purchase pay-ments under Non-Qualified Income Annuities and purchase payments consisting of non-deductible contributions under IRA Income Annuities, will be on a "before-tax" basis. This means that the purchase payment was either a reduction from income, entitled you to a tax deduction or was not subject to current income tax. Because of this, federal income taxes are payable on the full amount of money paid as income payments under the Income Annuity.

  The Non-Qualified Income Annuities are issued on an "after-tax basis" so that making a purchase payment does not reduce the taxes you pay. That portion of any income payment that represents income is taxed when you receive it, but that portion that represents the purchase payment is not subject to tax to the extent such purchase payment was previously taxed.

  The IRA Income Annuities accept both purchase payments that have entitled you as the owner to a current tax deduction or to a reduction in taxable income and those that do not. Taxation of income payments depends on whether or not you as the owner were entitled to deduct or exclude the purchase payments from income in compliance with the Code.

  All taxable income payments will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code at the time of payment.

  Income payments that are allowed before you are age 59 1/2 are generally subject to an additional 10% tax penalty on the taxable portion of the income payment. This penalty does not apply to income payments (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the penalty section of the Code); (3) made in substantially equal payments (not less frequently than annually) over the life

                                    A-PPA-24
or life expectancy of you or you and another person named by you as your beneficiary where such payments begin after separation from service; or (4) under a Non-Qualified Income Annuity purchased with a single purchase payment which provides for substantially equal payments (to be made not less frequently than annually) commencing no later than one year from the purchase date. If you are under age 59 1/2 and you are relying on an Income Annuity to constitute a stream of substantially equal periodic payments to avoid an additional 10% tax penalty under either section 72(q) or 72(t) of the Code, there is a possibility that if you make transfers as described earlier in this Prospectus, the exercise of the transfer provision will cause the imposition of this tax.

  If a combination of certain income payments to you from certain tax-favored plans (which includes (S)403(a) plans, (S)403(b) arrangements, IRAs and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($150,000 for 1995), a penalty tax of 15% is imposed on the excess. The rules as to what income payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the tax rules, but we will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  Distributions of your entire interest under the IRA and SEP Income Annuities must be made beginning no later than the April 1 of the calendar year following the year in which you reach age 70 1/2 or must be made within five years of the date of your death and a tax penalty of 50% applies to payments which should have been made but were not. Complex rules apply to the timing and calculation of these income payments. Other complex rules apply to how rapidly income payments must be made after your death. If you die before income payments begin under a Income Annuity, we will pay your entire interest under the Contract in a lump sum to your beneficiary after we receive proof of your death. If you die after income payments begin, payments must continue to be made in accordance with the income type selected. The Code requires that payments of your remaining interest in the Contract be made at least as rapidly as under the method of distribution that was used at the time of your death.

  Non-Qualified Income Annuities. The following discussion assumes that you are an individual (or under certain other circumstances specified in the Code).

  Income payments are subject to an "exclusion ratio" which determines how much of each income payment is a non-taxable return of your purchase payment and how much is a taxable payment of earnings. Once the total amount treated as a return of your purchase payment equals the amount of such purchase payment, all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount is a deduction on your final income tax return or a deduction to your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and how much of each income payment is a non-taxable return of your purchase payment.

  If you die before income payments begin, the Code generally provides that we must make payment of your entire interest in the Income Annuity within five years of the year in which you die. If you die before income payments begin under your Income Annuity, we will pay your entire interest under your Income Annuity in a lump sum to your beneficiary after we receive proof of your death. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution before your death in accordance with the income type selected.

  The tax law treats two or more non-qualified contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity contract. It is unclear whether this rule adversely affects the tax treatment of income payments received under a contract which was issued during the same calendar year in which you purchased another annuity contract from the same company (or its affiliates) under which you are not yet receiving income payments.

                                   A-PPA-25

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
Cover Page................................................................    1
Table of Contents.........................................................    1
Independent Auditors......................................................    2
Services..................................................................    2
Distribution of Certificates and Interests in the Contracts and Income An-
 nuities..................................................................    2
Early Withdrawal Charge...................................................    2
Variable Income Payments..................................................    2
Performance Data..........................................................    4
Financial Statements of the Separate Account..............................   11
Financial Statements of MetLife...........................................   31


                                    A-PPA-26

                                   APPENDIX

                               ANNUITY TAX TABLE

The following is a current list of jurisdictions in which annuity taxes apply in respect of the Contracts and Income Annuities and the applicable annuity tax rates:

                                       IRA AND SEP                                  NON-QUALIFIED
                         TSA CONTRACTS  CONTRACTS   KEOGH AND 403(A) PEDC CONTRACTS CONTRACTS AND
                          AND INCOME    AND INCOME   CONTRACTS AND     AND INCOME      INCOME
                           ANNUITIES   ANNUITIES(1) INCOME ANNUITIES  ANNUITIES(2)    ANNUITIES
                         ------------- ------------ ---------------- -------------- -------------
California..............      0.5%         0.5%(4)        0.5%            2.35%         2.35%
District of Columbia....      --           --             --               --           2.25%
Kansas..................      --           --             --               --            2.0%
Kentucky................      2.0%         2.0%           2.0%             2.0%          2.0%
Maine...................      --           --             --               --            2.0%
Mississippi.............      --           --             --               --            1.0%(3)
Nevada..................      --           --             --               --            3.5%
Pennsylvania............      --           --             --               --            2.0%
Puerto Rico.............      1.0%         1.0%           1.0%             1.0%          1.0%
South Dakota............      --           --             --               --           1.25%
U.S. Virgin Islands.....      5.0%         5.0%           5.0%             5.0%          5.0%
West Virginia...........      1.0%         1.0%           1.0%             1.0%          1.0%
Wyoming.................      --           --             --               --            1.0%

-------
(1) Annuity tax rates applicable to IRA Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column headed "IRA and SEP Contracts and Income Annuities."
(2) Annuity tax rates applicable to Contracts and Income Annuities purchased under retirement plans of public employers meeting the requirements of
    Section 401(a) of the Code are included under the column headed "Keogh Contracts and Income Annuities."
(3) Effective July 1, 1995, the Mississippi tax on annuity considerations is repealed.
(4) With respect to Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

                                   A-PPA-27

INDEX

                                                                                                     A-PPA
ACCOUNT BALANCE.........................................................................................6
ACCUMULATION UNIT VALUES..............................................................................7-8
  Calculation..........................................................................................11
ANNUAL CONTRACT FEE...................................................................................4,6
ANNUITY TAXES .........................................................................................13
ANNUITY UNITS..........................................................................................16
ASSUMED INVESTMENT RATE................................................................................17
AVERAGE ANNUAL TOTAL RETURN............................................................................21
CANCELLATION...........................................................................................19
CHANGE IN ACCUMULATION UNIT VALUE......................................................................21
CHANGE IN ANNUITY UNIT VALUE...........................................................................21
CHECK-O-MATIC.......................................................................................11,20
COMMISSION.............................................................................................21
CONFIRMATION...........................................................................................20
CONTRACTS.............................................................................................1,9
CONTRACT YEAR..........................................................................................13
DEATH BENEFIT........................................................................................6,15
DESIGNATED OFFICE......................................................................................10
EARLY WITHDRAWAL CHARGE (DEFERRED SALES LOAD)......................................................4,6,14
EQUALIZER SM ..........................................................................................22
EQUITY GENERATOR SM ................................................................................14,22
ERISA..................................................................................................19
EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES..........................................................6,14-15
  Certain Purchase Payments............................................................................14
  Death................................................................................................14
  Federal Taxes........................................................................................14
  Free Corridor........................................................................................14
  Free Look............................................................................................14
  Income Annuity.......................................................................................14
  Transfers............................................................................................14
  Transfers from other MetLife Contracts...............................................................15
EXPERIENCE FACTOR......................................................................................11
FIXED INCOME OPTION....................................................................................15
FREE CORRIDOR..........................................................................................14
FREE LOOK..............................................................................................14
GENERAL ADMINISTRATIVE EXPENSES FEE................................................................4,6,13
INCOME ANNUITIES................................................................................1,6,15-19
  Administration.......................................................................................16
  Annuity Unit Value...................................................................................16
  Annuity Taxes........................................................................................18
  Assumed Investment Rate..............................................................................17
  Contract Fee.........................................................................................17
  Free Look............................................................................................19
  General Administrative Expenses Fee...............................................................17-18
  Income Types.........................................................................................15
  Investment Choices...................................................................................16
  Mortality and Expense Risk Fee....................................................................17-18
  Joint Life and Survivor/Contingent Survivor Annuity..................................................18
  Joint Life and Survivor/Contingent Survivor Annuity with a Guaranteed Period.........................18
  Joint Life and Survivor/Contingent Survivor Refund Annuity...........................................18
  Life Annuity.........................................................................................18

                                    A-PPA-28

                                                                          A-PPA
  Life Annuity with a Guaranteed Period......................................18
  Life Annuity with Refund...................................................18
  Payments for a Guaranteed Period...........................................19
  Purchase Payment...........................................................16
  Transfers..................................................................17
INCOME OPTIONS
  Fixed Income Option........................................................15
  Variable Income Option.....................................................15
INDIVIDUAL RETIREMENT ANNUITY CONTRACTS..................9,11,12,16,22,23,24,25
INVESTMENT CHOICES.....................................................4,6,9,10
  Aggressive Growth Portfolio............................................4,7,10
  Diversified Portfolio..................................................4,7,10
  Growth Portfolio.......................................................4,7,10
  Income Portfolio.......................................................4,7,10
  International Stock Portfolio..........................................4,7,10
  Stock Index Portfolio..................................................4,7,10
MANAGEMENT FEES............................................................4,10
METROMATIC...................................................................11
MORTALITY AND EXPENSE RISK FEE...........................................4,6,13
NON-QUALIFIED CONTRACT.........................................9,11,16,22,24,25
PERFORMANCE..................................................................21
PURCHASE PAYMENTS (CONTRIBUTIONS)..........................................6,10
REBALANCER SM................................................................12
SALES LOAD.................................................................4,14
SALES REPRESENTATIVES........................................................21
SEPARATE ACCOUNT............................................................6,9
SIMPLIFIED EMPLOYEE PENSION CONTRACT..............................9,12,16,22-25
SUMMARY.......................................................................6
SYSTEMATIC WITHDRAWAL INCOME PROGRAM...................................12-13,20
TAXES.....................................................................22-25
  General--all markets.......................................................22
  IRA Contracts........................................................23,24,25
  Non-Qualified Contracts.................................................24-25
  SEP Contracts........................................................23,24,25
TELEPHONE REQUESTS........................................................12,17
TOTAL OPERATING EXPENSES......................................................4
TRANSFERS..................................................................6,12
VALUATION PERIOD.............................................................11
VOTING RIGHTS.............................................................20-21
WITHDRAWALS..................................................................12
YIELD........................................................................21

                                    A-PPA-29

                     REQUEST FOR A STATEMENT OF ADDITIONAL
                         INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc.

[_] I have changed my address. My CURRENT address is:


                            Name:
-------------------------        ----------------------------------------------
    (Contract Number)
                         Address:
                                 ----------------------------------------------


-------------------------        ----------------------------------------------
       (Signature)                                                      zip



 METROPOLITAN LIFE INSURANCE COMPANY
 ATTN: MICHELLE FOX
 RETIREMENT AND SAVINGS CENTER
 72 EAGLE ROCK AVENUE
 EAST HANOVER, NJ 07936

                                             Preference Plus(R)Account
                                             Prospectus
                                               Non-Qualified Annuities
                                               Individual Retirement Annuities
                                               Simplified Employee Pensions

                                             ----------------------------------







                                             ----------------------------------
                                             May 1, 1995



                                                  [LOGO OF METLIFE APPEARS HERE]
                                                  Retirement & Savings Center








                    If you need further information, please
             contact your sales representative or call toll free:

                                1-800-553-4459

                  Mailer Prospectus (0595) Printed in U.S.A.

                                9404406 (0495)

          Preference Plus(R) Account Prospectus

             Tax Sheltered Annuities
             Qualified Annuity Plans under Section 403(a)
               of the Internal Revenue Code
             Public Employee Deferred Compensation
             Keogh

          -----------------------------------------------------------------









          -----------------------------------------------------------------

          May 1, 1995


                                              [LOGO OF METLIFE(R) APPEARS HERE]
                                              Retirement & Savings Center

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                                PREFERENCE PLUS
                    GROUP AND INDIVIDUAL ANNUITY CONTRACTS

                                   ISSUED BY
                                 METROPOLITAN
                            LIFE INSURANCE COMPANY

  This Prospectus describes individual and group tax sheltered annuities, qualified annuity plans under Section 403(a) of the Internal Revenue Code, Public Employee Deferred Compensation, and Keogh Preference Plus Contracts ("Contracts") and individual and group tax sheltered annuities, qualified annuity plans under Section 403(a) of the Internal Revenue Code, Public Employee Deferred Compensation, and Keogh Preference Plus Income Annuities ("Income Annuities").

  Group Contracts and Income Annuities may only be purchased through your employer, or a group, association or trust of which you are a member or participant.

  You decide where your purchase payments are directed. The choices depend on what is available under your Contract or Income Annuity and may include the Fixed Interest Account, and, through Metropolitan Life Separate Account E, the Income, Diversified, Stock Index, Growth, Aggressive Growth and International Stock Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund") and the Calvert Responsibly Invested Balanced Portfolio (formerly known as Calvert Socially Responsible Series) ("Calvert Balanced Portfolio") of the Acacia Capital Corporation.

  The Prospectus for the Metropolitan Fund is attached to the back of your Prospectus. The Prospectus for the Calvert Balanced Portfolio is delivered separately to those whom this investment choice is offered.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUS FOR THE METROPOLITAN FUND, AND ACCOMPANIED BY THE CURRENT PROSPECTUS FOR CALVERT BALANCED PORTFOLIO WHERE APPLICABLE, WHICH CONTAIN ADDITIONAL INFORMATION AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

       THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

  The Prospectus sets forth concisely information about the Contracts and Income Annuities and Separate Account E that you should know before investing. Additional information about the Contracts and Income Annuities and Separate Account E has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference and which is available upon request without charge from Metropolitan Life Insurance Company, Retirement and Savings Center, 72 Eagle Rock Avenue, East Hanover, NJ 07936 Attention: Michelle Fox. Inquiries may be made to Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010, Attention: Retirement and Savings Center. The table of contents of the Statement of Additional Information appears on page B-PPA-29.

  The date of this Prospectus and of the Statement of Additional Information is May 1, 1995.

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
INDEX OF SPECIAL TERMS................................................. B-PPA- 3
TABLE OF EXPENSES...................................................... B-PPA- 4
SUMMARY................................................................ B-PPA- 6
ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION.................. B-PPA- 8
FINANCIAL STATEMENTS................................................... B-PPA- 9
OUR COMPANY AND THE SEPARATE ACCOUNT................................... B-PPA-10
THE CONTRACTS DESCRIBED IN THIS PROSPECTUS............................. B-PPA-10
  YOUR INVESTMENT CHOICES.............................................. B-PPA-10
  PURCHASE PAYMENTS.................................................... B-PPA-12
  DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT............ B-PPA-13
  WITHDRAWALS AND TRANSFERS............................................ B-PPA-13
  DEDUCTIONS AND CHARGES............................................... B-PPA-15
  EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES............................. B-PPA-16
  DEATH BENEFIT........................................................ B-PPA-17
  INCOME OPTIONS....................................................... B-PPA-18
INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS.......................... B-PPA-18
  ADMINISTRATION....................................................... B-PPA-19
  DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS.................... B-PPA-19
  TRANSFERS............................................................ B-PPA-20
  DEDUCTIONS AND CHARGES............................................... B-PPA-20
OTHER CONTRACT AND INCOME ANNUITY PROVISIONS........................... B-PPA-22
TAXES.................................................................. B-PPA-25
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........... B-PPA-29
APPENDIX............................................................... B-PPA-30
INDEX.................................................................. B-PPA-31

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. METLIFE DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED PROSPECTUS OR ANY SUPPLEMENT THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY METLIFE.

                                    B-PPA-2

                             INDEX OF SPECIAL TERMS

   TERMS                                                                  PAGE
   -----                                                                --------
Account Balance........................................................ B-PPA- 6
Accumulation Units..................................................... B-PPA-13
Annuity Units.......................................................... B-PPA-19
Assumed Investment Rate................................................ B-PPA-19
Contract Year.......................................................... B-PPA-12
Contracts.............................................................. B-PPA- 1
Designated Office...................................................... B-PPA-12
Early Withdrawal Charge................................................ B-PPA-15
Experience Factor...................................................... B-PPA-13
Free Corridor.......................................................... B-PPA-16
Income Annuities....................................................... B-PPA- 1
Preference Plus Contracts.............................................. B-PPA- 1
Preference Plus Income Annuities....................................... B-PPA- 1
Separate Account....................................................... B-PPA- 6
Systematic Termination................................................. B-PPA-16
Systematic Withdrawal Income Program................................... B-PPA-14
Valuation Period....................................................... B-PPA-13

                                    B-PPA-3

       TABLE OF EXPENSES--PREFERENCE PLUS CONTRACTS AND INCOME ANNUITIES

  The following table illustrates Separate Account, Metropolitan Fund and Calvert Balanced Portfolio expenses for the fiscal year ending December 31, 1994:

CONTRACTOWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS
 CURRENTLY OFFERED
 Sales Load Imposed on Purchases...................................    None
 Deferred Sales Load............................................... From 0% to
   (as a percentage of the purchase payment funding the withdrawal    7%(a)
    during the accumulation period)
 Exchange Fee......................................................    None
 Surrender Fee.....................................................    None
ANNUAL CONTRACT FEE................................................    None(b)
SEPARATE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average account value)
 General Administrative Expenses Fee...............................   .50%(c)
 Mortality and Expense Risk Fee....................................   .75%(c)
 Total Separate Account Annual Expenses............................  1.25%
METROPOLITAN FUND ANNUAL EXPENSES
   (as a percentage of average net assets)

                                                    MANAGEMENT    OTHER
                                                       FEES    EXPENSES(D) TOTAL
                                                    ---------- ----------- -----
 Income Portfolio..................................    .25         .10      .35
 Diversified Portfolio.............................    .25         .07      .32
 Stock Index Portfolio.............................    .25         .08      .33
 Growth Portfolio..................................    .25         .07      .32
 Aggressive Growth Portfolio.......................    .75         .07      .82
 International Stock Portfolio.....................    .75         .29*    1.04

*Includes .14 in taxes


CALVERT BALANCED PORTFOLIO ANNUAL EXPENSES
   (as a percentage of average net assets)

                                            MANAGEMENT  OTHER
                                               FEES    EXPENSES TOTAL
                                            ---------- -------- -----
                                               .70       .10     .80

EXAMPLE

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Income Division.............................  $79     $95    $114     $191
   Diversified Division........................   79      94     113      188
   Stock Index Division........................   79      95     113      189
   Growth Division.............................   79      94     113      188
   Aggressive Growth Division..................   84     110     139      242
   International Stock Division................   86     117     150      265
   Calvert Responsibly Invested Balanced Divi-
    sion.......................................   84     109     138      240
If you annuitize at the end of the applicable
 time period or do not surrender your
 Contract(e):
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Income Division.............................  $16     $51    $ 88     $191
   Diversified Division........................   16      50      86      188
   Stock Index Division........................   16      50      87      189
   Growth Division.............................   16      50      86      188
   Aggressive Growth Division..................   21      66     112      242
   International Stock Division................   23      72     124      265
   Calvert Responsibly Invested Balanced Divi-
    sion.......................................   21      65     111      240

                                    B-PPA-4

-------
(a) Under certain circumstances, the deferred sales load, termed the early withdrawal charge in this Prospectus (see "Deductions and Charges", page B-PPA-15) does not apply to 10% or 20% of the Account Balance. Under certain other circumstances, the deferred sales load does not apply at all.
(b) A one time contract fee of $350 may be imposed under certain Income Annuities. (See "Income Annuities--Deductions and Charges," page B-PPA-
    20).
(c) Although total Separate Account annual expenses will not exceed 1.25% of average account values for Preference Plus Contracts, the allocation of these expenses between general administrative expenses and mortality and expense risk fees is only an estimate. (See "Deductions and Charges", page B-PPA-15.)
(d) Prior to May 16, 1993, MetLife paid all expenses of the Metropolitan Fund other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses.
(e) The annuity purchased must be a life annuity or one with a noncommutable duration of at least five years to avoid the early withdrawal charge (see "Exemptions from Early Withdrawal Charges", page B-PPA-16).

  The purpose of the above table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account, the Metropolitan Fund and the Calvert Balanced Portfolio. It assumes that there are no other transactions. The Example is intended for illustrative purposes only; it should not be considered a representation of past or future expenses. Actual expenses may be higher or lower than those shown. Annuity taxes are not reflected in the table. See "Deductions and Charges", page B-PPA-15, for a more detailed description of the charges and expenses imposed upon the assets in the Separate Account. Shareholders of the Calvert Responsibly Invested Balanced Portfolio approved new investment advisory and sub-investment advisory agreements for that Portfolio on April 20, 1995.




                                    B-PPA-5

SUMMARY
 ................................................................................

THE USE OF CERTAIN TERMS IN THIS PROSPECTUS

  This Prospectus describes variable accumulation and income annuity contracts issued by Metropolitan Life Insurance Company ("MetLife", "we", "us" or "our"). The term "Contracts" and "Income Annuities" also includes certificates issued under certain group arrangements. Income Annuities are described separately beginning on page B-PPA-18. "You" as used in this Prospectus means the participant or annuitant for whom money is invested in a Contract or Income Annuity. Under the Contracts and Income Annuities issued for Public Employee Deferred Compensation Plans, the employer retains all rights to control the money under the Contract or Income Annuity. For these Contracts or Income Annuities, where we refer to giving instructions or making payments to us, "you" means such employer. Under the Contracts issued for Keogh Plans, the trustee retains all rights to control the money under the Contract. For these Contracts, where we refer to giving instructions or making payments to us, "you" means such trustee. For those Public Employee Deferred Compensation or Keogh Plans where the Contract or Income Annuity allows the participant or annuitant to choose among investment options, where we refer to giving instructions as to investment options for those contracts, "you" means such participant or annuitant.

YOUR INVESTMENT CHOICES (PAGES B-PPA 10-12).

  Each of the Contracts offers an account under which we guarantee specified interest rates for specified periods (the "Fixed Interest Account"). This Prospectus does not describe that account and will mention the Fixed Interest Account only where necessary to explain how the "Separate Account" works. Each Contract also offers a choice of investment options under which values can go up or down based upon investment performance. See "Determining the Value of Your Separate Account Investment," page B-PPA-13, for a description of accumulation units and how these values are determined based upon investment performance.

  This Prospectus describes only the investment options available through a "Separate Account" as distinct from the Fixed Interest Account.

  A SUMMARY OF THE INVESTMENT OBJECTIVES OF THE INVESTMENT CHOICES APPEARS ON PAGES B-PPA 10-12. A MORE COMPLETE DESCRIPTION OF THE INVESTMENT CHOICES IS FOUND IN THE METROPOLITAN SERIES FUND, INC. PROSPECTUS, WHICH IS LOCATED IN THE BACK OF THIS PROSPECTUS AND THE CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO PROSPECTUS, WHICH IS DELIVERED SEPARATELY.

TAXES (PAGES B-PPA 25-28)

  A variable annuity receives special treatment under the federal income tax laws. Please refer to the pages above for information concerning how the federal tax laws affect purchase payments and withdrawals in each particular tax "market."

PURCHASE PAYMENTS; TRANSFERS (PAGES B-PPA 12-13; B-PPA 13-15)

  The Contracts allow you to make new purchase payments, to transfer money among investment options and between the Separate Account and the Fixed Interest Account, and to withdraw monies credited to you ("Account Balance"). (See "Withdrawals and Transfers," pages B-PPA 13-15.) Restrictions and early withdrawal charges may apply to withdrawals, depending on the circumstances and what Contract you are in. (See "Withdrawals and Transfers," pages B-PPA 13-15, and "Deductions and Charges," pages B-PPA 15-16.)

DEDUCTIONS AND CHARGES (PAGES B-PPA 15-16)

  Your Contract is subject to various charges.

  Annual Contract Fees: There is no annual Contract fee. (There is a $20 annual Contract fee imposed on certain Fixed Interest Account balances.)

  General Administrative Expenses and Mortality and Expense Risks: 1.25% on an annual basis.

  Early Withdrawal Charge: A declining charge of up to 7% on amounts for the first seven years after each purchase payment is received.

  Metropolitan Series Fund, Inc.: Management fees and other expenses.

  Calvert Responsibly Invested Balanced Portfolio: Management fees and other expenses.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES (PAGES B-PPA 16-17)

  A withdrawal or transfer may not result in an early withdrawal charge. Provisions are more fully described within this Prospectus. A summary appears below.

(a) Withdrawals or Transfers without a Charge for All Markets:

  Item 1--Transfers among investment divisions or to or from the Fixed Interest Account

  Item 2--Withdrawals that represent purchase payments made over seven years ago

  Item 3--Free Corridor

  Item 4--"Free Look"

                                    B-PPA-6

    Item 5--Certain Income Annuities

    Item 6--Death Benefit (except unallocated Keogh)

    Item 7--Mandated Withdrawals under Federal law

(b) Withdrawals or Transfers Without a Charge for the Tax Sheltered Annuity Market--(in addition to (a) above):

    Item 8--Systematic Termination

    Item 9--Disability

    Item 10--Retirement

    Item 11--Separation from Service

    Item 12--Plan Termination

    Item 13--Hardship

(c) Withdrawals of Transfers Without a Charge for Qualified Annuity Plans under
    (S)403(a) of the Internal Revenue Code Market--(in addition to (a) above):

    Item 9--Disability

    Item 10--Retirement

(d) Withdrawals or Transfers Without a Charge for the Keogh Market--(in addition to (a) above):

    Item 8--Systematic Termination

    Item 9--Disability

    Item 10--Retirement

    Item 11--Separation from Service

    Item 12--Plan Termination

    Item 13--Hardship

    Item 14--Pre-Approved Investment Vehicles

(e) Withdrawals or Transfers Without a Charge for the Public Employee Deferred Compensation Market--(in addition to (a) above):

    Item 9--Disability

    Item 10--Retirement

    Item 11--Separation from Service

    Item 13--Hardship

DEATH BENEFIT (PAGES B-PPA 17-18)

  Each Contract (other than the unallocated Keogh Contract) offers a death benefit that guarantees certain payments in case of your death even if account values have fallen below that amount.

INCOME ANNUITIES (PAGE B-PPA-18)

  You may use your money to obtain payments guaranteed for life or for certain other periods (an annuity). These payments may be either for specified, fixed amounts or for amounts that can go up or down based on the investment performance of a choice of investment options in the Separate Account ("variable income option"). You may purchase an Income Annuity if you did not have a Contract during the accumulation period. Your Income Annuity is subject to various charges. (See "Income Annuities--Deductions and Charges," page B-PPA-20.)

                                    B-PPA-7

             ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

  The following information has been derived from the Separate Account's full financial statements, which statements are annually audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing with the full financial statements and related notes in the Statement of Additional Information or as previously stated in earlier reports.


                                     ACCUMULATION     ACCUMULATION  NUMBER OF ACCUMULATION
                                      UNIT VALUE     UNIT VALUE END   UNITS END OF YEAR
  PREFERENCE PLUS CONTRACTS   YEAR BEGINNING OF YEAR    OF YEAR         (IN THOUSANDS)
  -------------------------   ---- ----------------- -------------- ----------------------
  Income Divi-
   sion                       1994      $14.27           $13.65             13,923
                              1993       12.98            14.27             14,631
                              1992       12.29            12.98              5,918
                              1991       10.60            12.29              1,210
                              1990       10.00(a)         10.60                 32
  Diversified
   Division                   1994       14.15            13.55             40,962
                              1993       12.70            14.15             31,808
                              1992       11.75            12.70              7,375
                              1991        9.52            11.75              1,080
                              1990       10.00(a)          9.52                 44
  Stock Index
   Division                   1994       13.71            13.70             23,458
                              1993       12.67            13.71             18,202
                              1992       11.94            12.67              8,150
                              1991        9.32            11.94              1,666
                              1990       10.00(a)          9.32                 55
  Growth Divi-
   sion                       1994       14.10            13.47             32,563
                              1993       12.48            14.10             24,608
                              1992       11.32            12.48              9,432
                              1991        8.61            11.32              2,824
                              1990       10.00(a)          8.61                178
  Aggressive
   Growth                     1994       18.03            17.47             26,890
  Division                    1993       14.89            18.03             17,094
                              1992       13.66            14.89              5,747
                              1991        8.31            13.66              1,060
                              1990       10.00(a)          8.31                 49
  International
   Stock                      1994       13.74            14.25             16,674
  Division                    1993        9.41            13.74              6,921
                              1992       10.61             9.41                966
                              1991       10.00(b)         10.61                 92
  Calvert
   Responsibly                1994       13.71            13.11                630
  Invested
   Balanced                   1993       12.86            13.71                473
  Division                    1992       12.10            12.86                239
                              1991       10.58            12.10                 63
                              1990       10.00(c)         10.58                  0

   In addition to the above mentioned Accumulation Units, there are cash reserves of $129,639 at December 24, 1994 applicable to Income Annuities receiving annuity payouts.


                                    B-PPA-8

                                 (CHART 1-PPA)


(a) Inception Date July 2, 1990
(b) Inception Date July 1, 1991
(c) Inception Date September 17, 1990

FINANCIAL STATEMENTS

  The financial statements for the Separate Account and MetLife are in the Statement of Additional Information and are available upon request from MetLife.

                                    B-PPA-9

OUR COMPANY AND THE SEPARATE ACCOUNT
 ...............................................................................

WHO IS METLIFE?

  We are a mutual life insurance company whose principal office is at One Madison Avenue, New York, N.Y. 10010. We were formed in 1868 in New York and operate as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. We have over $163 billion in assets under management and serve one out of every six Americans.

WHAT IS THE SEPARATE ACCOUNT?

  We organized the Separate Account on September 27, 1983. It is an investment account that we maintain separate from our other assets. It is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. All income, gains and losses, whether or not realized, from the Separate Account's assets are credited to or charged against the Separate Account, without regard to our other business. In other words, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. Our obligation to honor all of our promises under the Contracts and Income Annuities is not limited by the amount of assets in the Separate Account.

THE CONTRACTS DESCRIBED IN THIS PROSPECTUS
 ...............................................................................

WHAT ARE THE CONTRACTS?

  The Contracts offer you the choice of an account which pays interest guaranteed by MetLife (the Fixed Interest Account) or an account offering a range of investment choices where performance is not guaranteed. The Contracts are called "annuities" since they offer a variety of payment options, including guaranteed income for life.

  We offer many types of Preference Plus contracts to meet your individual needs. These include contracts meeting the tax requirements under the following provisions of the Internal Revenue Code ("Code"): (1) Individual Retirement Annuities (IRAs) under (S)408(b); (2) Simplified Employee Pensions
(SEPs) under (S)408(k); (3) Tax Sheltered Annuities (TSAs) under (S)403(b);
(4) Public Employee Deferred Compensation (PEDC) under (S)457; (5) Keogh plans under (S)401; (6) Qualified Annuity Plans (403(a)) under (S)403(a); and (7) Tax Deferred Annuities (Non-Qualified) under (S)72. Our Contracts may be individual or group (offered to an employer, association, trust or other group for its employees, members or participants). Group Contracts may be issued to a bank which does nothing but hold them as contractholder. Contracts are either allocated (we keep records of your Account Balance) or unallocated (we keep Account Balance records only for the plan as a whole). Some contracts have a reduced mortality and expense risk charge as a result of reduced administration expenses.

  This Prospectus describes four types of Contracts: TSAs, PEDC, 403(a), and Keogh.

  The Prospectus will occasionally refer to the Fixed Interest Account. However, this Prospectus does not describe that account.

MAY THE CONTRACTS BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. If your purchase payments are made under a retirement plan, the Contract may provide that all or some of your rights as described in this Prospectus are subject to the terms of the plan. You should consult the plan document to determine whether there are any provisions under your plan which may limit or affect the exercise of your rights under the Contract. Rights that may be affected include those concerning purchase payments, withdrawals, transfers, the death benefit and income annuity types. For example, if part of your Account Balance represents non-vested employer contributions, you may not be permitted to withdraw these amounts and the early withdrawal charge calculations may not include all or part of the employer contributions. The Contract may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. The Contract may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. Your Contract will indicate under what circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

YOUR INVESTMENT CHOICES
 ...............................................................................

WHAT ARE THE INVESTMENT CHOICES AND HOW DO WE PROVIDE THEM?

  The investment choices are provided through our Separate Account. Divisions available for new investments are the Income, Diversified, Stock Index, Growth, Aggressive Growth, and International Stock Divisions. The Calvert Responsibly Invested Balanced Division is available in some cases. If you are covered under a group Contract, your employer, association or group may have limited the number of available divisions. Your Contract will indicate what divisions were available to you when we issued it. We may add or eliminate divisions for some or all persons.

                                   B-PPA-10

  The divisions do not invest directly in stocks, bonds or other investments. Instead they buy and sell shares of mutual fund portfolios that in turn do the investing. The portfolios are part of the Metropolitan Fund and the Acacia Cap-ital Corporation as shown on page 1. No sales or redemption charges apply to our purchase or sale through the Separate Account of these mutual fund shares. These mutual funds are available only through the purchase of annuities and life insurance policies and are never sold directly to the public. These mutual funds are "series" types of funds registered with the Securities and Exchange Commission as "diversified open-end management investment companies" under the 1940 Act. Each division invests in shares of a comparably named portfolio.

  A summary of the investment objectives of the currently available portfolios is as follows:

Income Portfolio: To achieve the highest possible total return, by combining current income with capital gains, consistent with prudent investment risk and preservation of capital, by investing primarily in fixed-income, high-quality debt securities.

Diversified Portfolio: To achieve a high total return while attempting to limit investment risk and preserve capital by investing in equity securities, fixed-income debt securities, or short-term money market instruments, or any combination thereof, at the discretion of State Street Research & Management Company (a subsidiary of ours).

Stock Index Portfolio: To equal the performance of the Standard & Poor's 500 composite stock price index (adjusted to assume reinvestment of dividends) by investing in the common stock of companies which are included in the index.

Growth Portfolio: To achieve long-term growth of capital and income, and moderate current income, by investing primarily in common stocks that are believed to be of good quality or to have good growth potential or which are considered to be undervalued based on historical investment standards.

Aggressive Growth Portfolio: To achieve maximum capital appreciation by investing primarily in common stocks (and equity and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies, undervalued securities or special situations.

International Stock Portfolio: To achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-United States companies.

Calvert Responsibly Invested Balanced Portfolio: To achieve a total return above the rate of inflation through an actively managed, diversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social concern criteria established for the Calvert Balanced Portfolio.

  Each of the currently available Metropolitan Fund portfolios pays us, the investment manager of the Metropolitan Fund, an investment management fee equivalent to an annual rate of .25% of the average daily value of the aggregate net assets of the portfolio (except that the Aggressive Growth and International Stock Portfolios pay a fee of .75% of the average daily value of its aggregate net assets). For providing us with sub-investment management services, according to a contract between us and State Street Research & Management Company ("State Street Research"), one of our subsidiaries, we pay fees to State Street Research for the Income, Diversified, Growth and Aggressive Growth Portfolios. For providing us with sub-investment management services, according to a contract between us and GFM International Investors, Ltd. ("GFM"), our subsidiary, we pay fees to GFM for the International Stock Portfolio. Sub-investment management fees are solely our responsibility, not that of the Metropolitan Fund.

  Similarly, the Calvert Balanced Portfolio pays Calvert, the Calvert Balanced Portfolio's investment adviser, a base monthly investment advisory fee equivalent to an annual rate of .70% of the first $500 million of the average daily net assets of the Calvert Balanced Portfolio, .65% of the next $500 million and .60% of the remainder. In addition, beginning on July 1, 1996, Calvert Balanced Portfolio will pay Calvert a performance fee adjustment based on the extent to which performance of the Calvert Balanced Portfolio exceeds or trails the Lipper Balanced Funds Index as follows:

PERFORMANCE VERSUS                                                   PERFORMANCE
THE LIPPER BALANCED FUNDS                                                FEE
INDEX                                                                ADJUSTMENT
-------------------------                                            -----------
At least 6%, but less than 12%......................................    .05%
At least 12%, but less than 18%.....................................    .10%
More than 18%.......................................................    .15%

  Payment by the Calvert Balanced Portfolio of the performance adjustment will be conditioned on: (1) the performance of the Portfolio as a whole having exceeded the Lipper Balanced Funds Index; and (2) payment of the performance adjustment not causing the Balanced Portfolio's performance to fall below the Lipper Balanced Funds Index.


                                    B-PPA-11

  Calvert pays sub-investment advisory fees to NCM Capital Management Group, Inc. consisting of a base fee and, beginning on July 1, 1996, a performance fee adjustment based on the extent to which performance of the Balanced Portfolio exceeds or trails the Lipper Balanced Funds Index. These fees are solely the responsibility of Calvert, not the Calvert Balanced Portfolio.

  The Metropolitan Fund and the Calvert Balanced Portfolio are more fully described in their respective prospectuses and the Statements of Additional Information that the prospectuses refer to. The Metropolitan Fund's prospectus is attached at the end of this prospectus. The Calvert Balanced Portfolio prospectus is given out separately to those investors to whom this investment choice is offered. The Statements of Additional Information are available upon request.

  See "The Fund and its Purpose," in the prospectus for the Metropolitan Fund for a discussion of the different separate accounts of MetLife and Metropolitan Tower Life Insurance Company that invest in the Metropolitan Fund and the risks related to that arrangement. See "Purchase and Redemptions of Shares", in the prospectus for the Calvert Balanced Portfolio for a discussion of the different separate accounts of the various insurance companies that invest in these funds and the risks related to those arrangements.

PURCHASE PAYMENTS
 ...............................................................................

ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?

  Yes. All purchase payments and all requests you may have concerning the Contracts, like a change in beneficiary, should be sent to our "Designated Office". We will provide you with the address for this office. All checks should be payable to "MetLife". You can also make certain requests by telephone. In order to have a purchase payment credited to you, we must receive it and completed documentation. We will provide the appropriate forms. Under certain group Contracts, your employer, the trustee of the Keogh plan (if an allocated Contract) or the group of which you are a participant or member must also identify you to us on their reports to us and tell us how your purchase payments should be allocated among the investment divisions and the Fixed Interest Account.

  Your first purchase payment is normally credited to you within two days of receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and tell you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem can be remedied. If you do not agree, your purchase payment will be returned immediately.

  Purchase payments are effective and valued as of 4:00 p.m., New York City time, on the day we receive them at our Designated Office, except (1) when they are received on a day when the accumulation unit value (which will be discussed later in this Prospectus) is not calculated or (2) when they are received after 4:00 p.m., New York City time. In those cases, the purchase payments will be effective the next day the accumulation unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  There is no minimum purchase payment except for the unallocated Keogh Contract. For the unallocated Keogh Contract, each purchase payment must be at least $2,000, and total purchase payments must be at least $15,000 for the first Contract Year. (Depending on underwriting and plan requirements, Contract Year for the first year is the first three to fifteen month period the Contract is in force; thereafter, it is each subsequent twelve month period.) During subsequent Contract Years, total purchase payments made under the unallocated Keogh Contract must be at least $5,000.

  We may reject purchase payments over $500,000. Your purchase payments may also be limited by the federal tax laws.

HOW ARE PURCHASE PAYMENTS ALLOCATED?

  You decide how a purchase payment is allocated among the Fixed Interest Account and the investment divisions of the Separate Account available to your Contract. Changes of allocation for new purchase payments will be made upon receipt of your notification to us of the changes. You may also specify a day as long as it is within 30 days after we receive the request.

ARE THERE ANY LIMITS ON SUBSEQUENT PURCHASE PAYMENTS?

  You may generally make purchase payments at any time before the date income payments begin except as limited by the tax laws. You may not make purchase payments after you have made a withdrawal based on termination of employment under the Keogh, TSA and PEDC Contracts. No additional purchase payments may be made after commencement of a systematic termination (from both the Fixed Interest and Separate Accounts), described below, until we receive written notice that you request cancellation of the systematic termination. You may continue to make purchase payments while you receive Systematic Withdrawal

                                   B-PPA-12

Income Program payments, as described later in this Prospectus, except if purchase payments are made through salary reduction or salary deduction.

DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT
 ...............................................................................

WHAT IS AN ACCUMULATION UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "accumulation units". When you make purchase payments or transfers into an investment division, you are credited with accumulation units. When you request a withdrawal or a transfer of money from an investment division, accumulation units are liquidated. In either case, the number of accumulation units you gain or lose is determined by taking the amount of the purchase payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs. For example, if an accumulation unit is $10.00 and a $500 purchase payment is made, the number of accumulation units purchased is 50 ($500 divided by $10 = 50). We calculate accumulation units separately for each investment division of the Separate Account.

HOW IS AN ACCUMULATION UNIT VALUE CALCULATED?

  We calculate the value of accumulation units once a day on every day the New York Stock Exchange is open for trading. We call the time between the calculation of an accumulation unit and the next accumulation unit calculation the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments, transfers and withdrawals are valued as of the end of the Valuation Period during which the transaction occurred. The value of accumulation units can go up or down and is derived from the investment performance of each of the portfolios. If the investment performance, after payment of Separate Account expenses is positive, accumulation unit values will go up. Conversely, if the investment performance, after payment of Separate Account expenses is negative, they will go down.

   We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying portfolios. The experience factor is calculated as of the end of each Valuation Period as follows: We take the net asset value per share of the underlying portfolio, add the per share amount of any dividend or capital gain distribution paid by the portfolio during the current Valuation Period, and subtract any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a percentage that reflects investment performance. We then subtract a charge not to exceed .000034035 (an effective annual rate of 1.25%) for the other Contracts for each day in the Valuation Period. This charge is to cover the general administrative expenses and the mortality and expense risks we assume under the Contracts.

  To calculate an accumulation unit value we multiply the experience factor for the period since the last calculation by the last previously calculated accumulation unit value. We then add this to the prior accumulation unit value. For example, if the last previously calculated accumulation unit value is $12.00 and the experience factor for the period was .05, the new accumulation unit value is $12.60 ($12.00 X .05 = $.60; $.60 + $12.00 =
$12.60). On the other hand, if the experience factor was -.05, the new accumulation unit value is $11.40 ($12.00 x (.05) = $(.60); $12.00 - $.60 =
$11.40).

WITHDRAWALS AND TRANSFERS
 ...............................................................................

CAN YOU MAKE WITHDRAWALS AND TRANSFERS?

  Yes. You may either withdraw all or part of your Account Balance from the Contract or transfer it from one investment division to another or to the Fixed Interest Account.

  Withdrawals must be at least $500 (or the Account Balance, if less). You may make an unlimited number of transfers. Your request must tell us the percentage or dollar amount to be withdrawn or transferred. If we agree, you may also submit an authorization directing us to make transfers on a continuing periodic basis from one investment division to another or to the Fixed Interest Account. We may require that you maintain a minimum Account Balance in an investment division from which you desire to make transfers upon this authorization.

WHEN WILL WE MAKE WITHDRAWALS OR TRANSFERS?

  Generally, as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and pay the death benefit instead. If the withdrawal is made to provide income payments, it will be made as of the end of the Valuation Period ending most recently before the date the income annuity is purchased.

WILL WE MAKE PAYMENTS DIRECTLY TO OTHER INVESTMENTS ON A TAX-FREE BASIS?

  Generally yes, if you so request, but only if all applicable requirements of the Code are met, and we

                                   B-PPA-13
receive all information necessary for us to make the payment.

WHAT RESTRICTIONS APPLY TO TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANTS?

  If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment, as well as a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with applicable law.

WHAT RESTRICTIONS APPLY TO TSA CONTRACTS?

  As required by the Code, certain withdrawals from the Contracts before age 59 1/2 are prohibited. See "Taxes--TSA Contracts" at page B-PPA-26-27.

CAN YOU MAKE TRANSFERS BY TELEPHONE?

  Yes. You can make transfer requests by telephone unless prohibited by state law. Except for Keogh Contracts, if we agree and you complete the form we supply to you, you may also authorize your sales representative to make a transfer request on your behalf by telephone. Whether you have your sales representative make transfer requests or you make the transfer requests by telephone yourself, you are authorizing us to act upon the telephone instructions of any person purporting to be you or, if applicable, your sales representative, assuming our procedures have been followed, to make transfers from both your Fixed Interest and Separate Account Balances. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. All telephone calls requesting a transfer will be recorded. You (or the sales representative) will be asked to produce your personalized data prior to our initiating any requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transfer. Neither we nor the Separate Account will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be genuine. In the unlikely event that you have trouble reaching us, requests should be made to the Designated Office.

CAN YOU MAKE SYSTEMATIC WITHDRAWALS?

  Yes. If we agree and, if approved in your state, for TSA Contracts, you may request us to make "automatic" withdrawals for you on a periodic basis through our Systematic Withdrawal Income Program ("SWIP"). SWIP payments are not payments made under an income option or under an income annuity, as described later in this Prospectus. You must have separated from service to elect SWIP if you are under age 59 1/2 under a TSA Contract. Also, you may not receive SWIP payments if you have an outstanding loan. You may choose to receive SWIP payments for either a specific dollar amount or a percentage of your Account Balance. You must meet certain total Account Balance minimums to initiate SWIP payments. Each SWIP payment must be at least $50. Your payment date is the date you specify, if we receive your request at least 10 days prior to the initial payment date. Otherwise, payments will commence 30 days from the date you specify. If you do not specify a payment date, payments will commence 30 days from the date we receive your request. The date of the first SWIP payment is your SWIP anniversary date. Requests to commence SWIP payments may not be made by telephone. Changes to the specified dollar amount or percentage or to alter the timing of payments may be made once a year on the SWIP anniversary date. Requests for such changes must be made at least 30 days prior to the SWIP anniversary date. You may cancel your SWIP request at any time by telephone or by writing us at the Designated Office.

FROM WHAT INVESTMENT DIVISIONS WILL WITHDRAWALS BE MADE FOR SWIP PAYMENTS?

  Each SWIP payment will be taken on a prorata basis from the Fixed Interest Account and each investment division of the Separate Account in which you then have an Account Balance. If your total Account Balance is insufficient to make a requested SWIP payment, the remaining Account Balance will be paid to you.

WILL YOU PAY AN EARLY WITHDRAWAL CHARGE (SALES LOAD) WHEN YOU RECEIVE A SWIP PAYMENT?

  For purposes of the early withdrawal charge, SWIP is characterized as a single withdrawal made in a series of payments over a twelve month period. If SWIP payments comprise the first withdrawal of the Contract Year and are within the 10% "free corridor", calculated for this purpose as 10% of the Account Balance on the SWIP anniversary date, all SWIP payments will not be subject to an early withdrawal charge. SWIP payments in excess of the 10% free corridor and SWIP payments that comprise the second or later withdrawal of the Contract Year will be subject to an early withdrawal charge unless the payments are from other amounts to which an early withdrawal charge no longer applies. See "Deductions and Charges" on the following page.

                                    B-PPA-14

  SWIP payments are treated as withdrawals for federal income tax purposes. All or a portion of the amounts withdrawn under SWIP will be subject to federal income tax and, if you are under age 59 1/2, tax penalties may still apply. See "Taxes", pages B-PPA 25-28.

DEDUCTIONS AND CHARGES
 ...............................................................................

ARE THERE ANNUAL CONTRACT CHARGES?

  There are no Separate Account annual Contract charges.

WHAT ARE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND MORTALITY AND EXPENSE RISKS AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that Contract purchasers and participants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. We also bear the risk that the guaranteed death benefit we pay for allocated Contracts will be larger than the Account Balance. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Contracts will be greater than we estimated.

  These charges do not reduce the number of accumulation units credited to you. These charges are calculated and paid every time we calculate the value of accumulation units. (See "How is an accumulation unit value calculated?" above.)

  The sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed 1.25% of the average value of the assets in each investment division. Of this charge, we estimate that .50% is for administrative expenses and .75% is for mortality and expense risks.

  During 1994, these charges were $33,979,138 for all contracts in Separate Account E.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES AND WHEN ARE THEY PAID?

  Some jurisdictions tax what is called "annuity considerations." These may include purchase payments, account balances and death benefits. We currently do not deduct any monies from purchase payments, account balances or death benefits to pay these taxes in most jurisdictions. Our practice generally is to deduct money to pay annuity taxes only when you purchase an income annuity. In the jurisdictions of Pennsylvania, South Dakota and Washington, D.C., we may deduct money to pay annuity taxes on lump sum withdrawals or when you purchase an income annuity. We may deduct an amount to pay annuity taxes sometime in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

  A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page B-PPA-30.

WHAT IS THE EARLY WITHDRAWAL CHARGE (SALES LOAD)?

  The following paragraphs describe how the early withdrawal charge is determined. The early withdrawal charge reimburses us for our costs in selling the Contracts. We may use any of our profits derived from mortality and expense risk charges to pay for any of our costs in selling the Contracts that exceed the revenues generated by the early withdrawal charge. However, we believe that our sales expenses may exceed revenues generated by the early withdrawal charge and, in such event, we will pay such excess out of our surplus.

  To determine the early withdrawal charge for Preference Plus Contracts, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and what account or investment division the withdrawal is actually coming from. To do this, we first assume that your withdrawal is from amounts (other than earnings) that can be withdrawn without an early withdrawal charge, then from other amounts (other than earnings) and then from earnings, each on a "first-in-first-out" basis. Once we have determined the amount of the early withdrawal charge, we will actually withdraw it from each investment division in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

  For partial withdrawals from an investment division, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown below. Then we will make the payment directed, and withdraw the early withdrawal charge from that investment division.

  For a full withdrawal from an investment division we multiply the amount to which the withdrawal charge applies by the percentage shown below, keep the result as an early withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal from an investment division if your Account Balance in that investment division is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

                                   B-PPA-15

  For TSA Contracts issued to school districts that employ members of the Michigan Education Association, you must specify the source of amounts (other than earnings) from which a withdrawal may be taken, such as salary reduction elective deferrals, direct rollovers, direct transfers or employer contributions.

  Except as described in the following paragraph, for the Contracts, withdrawal charges are imposed on amounts (other than earnings) for the first seven years after the purchase payment is received as shown in the table below.

  For TSA Contracts issued to school districts that employ members of the Michigan Education Association, withdrawal charges are imposed on amounts (other than earnings) for the first seven Contract Years after the purchase payment is received as shown in the table below:

                     DURING PURCHASE PAYMENT/CONTRACT YEAR

                                                                                                  [8 &
   1          2             3             4             5             6             7            BEYOND]
  7%          6%            5%            4%            3%            2%            1%              0%


  As required by the federal securities laws, your total early withdrawal charges will never exceed 9% of all your purchase payments applied to the investment divisions to the date of the withdrawal. When no allocations or transfers are made to the Separate Account except in connection with the Equity Generator SM investment strategy, withdrawal charges will be calculated as described above, but the charge imposed will not exceed earnings.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES
 ................................................................................

CAN YOU MAKE WITHDRAWALS OR TRANSFERS WITHOUT EARLY WITHDRAWAL CHARGES?

  Yes. There are several types of withdrawals that will not result in an early withdrawal charge to you. Tax penalties may still apply and the amounts withdrawn may also be subject to federal income tax, see "Taxes", pages B-PPA-25-28. We may require proof satisfactory to us that any necessary conditions have been met.

  The following describes the situations where we do not impose an early withdrawal charge:

  1. Transfers made among the investment divisions of the Separate Account or to and from the Fixed Interest Account.

  2. Withdrawals that represent purchase payments made over seven years ago.

  3. A "free corridor" withdrawal described below. Depending on your Contract, the free corridor percentage may either be taken in an unlimited number of partial withdrawals (for each withdrawal we calculate the percentage it represents of your Account Balance and whenever the total of such percentages exceeds the specified percentage the early withdrawal charge applies) or as part of the first withdrawal from your Account Balance during the Contract Year. In either case the free corridor is the greater of the percentage described below or amounts which are not subject to an early withdrawal charge. For the Keogh, the free corridor is in addition to any amounts which are not subject to an early withdrawal charge as described in items 4-15 below, except for amounts which are exempted pursuant to Systematic Terminations, described in item 8 below.

   (a) For the unallocated Keogh and certain TSA Contracts, you can withdraw up to 20% of your Account Balance during each Contract Year.

   (b) For certain TSA and 403(a) Contracts, during each Contract Year, if you have no loan outstanding from the Fixed Interest Account, (1) you can withdraw up to 10% of the amount transferred into the Contract (including earnings) from other investment vehicles on a tax-free basis; or (2) for certain TSA Contracts, if you are retired, you can withdraw up to 10% of your Account Balance.

   (c) For all other Contracts, you can withdraw up to 10% of your Account Balance during each Contract Year.

  4. "Free Look": You may cancel your Contract within 10 days (20 days in North Dakota and Idaho for individual Contracts) after you receive it by telling us in writing. We will then refund all of your purchase payments. For TSA Contracts issued in New York, we will pay you your Account Balance. The "Free Look" is 30 days if an individual Contract was issued to you in California and you are 60 years old or older. If you cancel the Contract, we will then refund your Account Balance. If you purchased your Contract by mail, you may have more time to return your Contract.

  5. You purchase an income annuity from us for life or a noncommutable period of five years or more.

  6. You die before any income payments have been made and we pay your beneficiary a death benefit.

  7. The withdrawal is required to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to the Contracts.

  8. Systematic Termination: For (a) the unallocated Keogh Contract and (b) under the TSA Contract issued

                                    B-PPA-16
to certain Texas institutions of higher education (1) to take effect with respect to the participants of such institution if such institution withdraws its endorsement of the Contract or, (2) with respect to any participant under such Contract, if that participant retires or terminates employment according to the requirements of the Texas Optional Retirement Program, and (c) for other certain TSA Contracts, a total withdrawal ("Systematic Termination") that is paid in annual installments of (1) 20% of your Account Balance upon receipt of your request (we will reduce this first installment by the amount of any previous partial withdrawals during the current Contract Year); (2) 25% of your then current Account Balance one year later; (3) 33 1/3% of your then current Account Balance two years later; (4) 50% of your then current Account Balance three years later; and (5) the remainder four years later. You may cancel remaining payments under a Systematic Termination at any time. However, if you again decide to take a full withdrawal, the entire Systematic Termination process starts over. If, after beginning a Systematic Termination, you decide to take your full withdrawal in amounts exceeding the percentages allowed, the excess amount withdrawn in any year is subject to the applicable withdrawal charges.

  9. Disability: For TSA, 403(a), Keogh and PEDC Contracts, if you are totally disabled (as defined under the Federal Social Security Act) and you request a total withdrawal. For the Keogh Contracts and TSA Contracts that fund plans subject to the Employee Retirement Income Security Act of 1974, the definition of disability is also as defined under the Federal Social Security Act, unless defined in the plan.

  10. Retirement:

   (a) For the Keogh Contracts, TSA and 403(a) Contracts, if there is a plan which defines retirement and you retire under such definition. For certain TSA Contracts, if there is no plan, you must have at least ten years of uninterrupted Contract participation and be at least 55 years of age. For other TSA Contracts, you must have at least ten years of uninterrupted Contract participation and be at least 55 years of age. This exemption does not apply to withdrawals of amounts transferred into these TSA Contracts from other investment vehicles on a tax-free basis (plus earnings on such amounts). For the unallocated Keogh Contract, if you are a "restricted" participant, as shown on the Contract, you must have been a participant in the Contract for the period stated in the Contract. For the allocated Keogh Contract, you must also have at least seven years of uninterrupted Contract participation.

   (b) For the PEDC Contract, if you retire.

  11. Separation from Service: For Keogh and PEDC Contracts, if your employment terminates. For the unallocated Keogh Contract, if you are a "restricted" participant, as shown on the Contract, you must also have been a participant in the Contract for the period stated in the Contract. For the allocated Keogh Contract, you must also have at least seven years of uninterrupted Contract participation. For the TSA Contract, you must have at least ten years of uninterrupted Contract participation. This exemption to the early withdrawal charge for TSA Contracts does not apply to withdrawals of amounts transferred into the Contract from other investment vehicles on a tax-free basis (plus earnings on such amounts). For certain TSA Contracts, you must be at least age 55 too. For other TSA Contracts, if your employment terminates.

  12. Plan Termination: For the Keogh and certain TSA Contracts, if your plan terminates and the Account Balance is "rolled over" into another annuity contract we issue.

  13. Hardship: For the PEDC and unallocated Keogh and certain TSA Contracts, if you suffer an unforeseen hardship.

  14. Pre-Approved Investment Vehicles: For Keogh Contracts, if you make a direct transfer to other investment vehicles we have pre-approved. For the unallocated Keogh Contract, if you are a "restricted" participant, as shown on the Contract, and your Account Balance is "rolled-over" to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.

  15. Transfer from other MetLife Contracts: If you "roll over" amounts from other MetLife contracts we designate, of the following two formulas, we will apply the one that is more favorable to you: (1) treat our other contract and this Contract as if they were one for purposes of determining when a purchase payment was made by crediting your purchase payments with the time you held them under our other contract prior to the time they were "rolled over" or (2) subject the "rolled over" amounts to a withdrawal charge applied as described above in "What is the early withdrawal charge (sales load)?" as follows:

                         DURING PURCHASE PAYMENT YEAR

                                                                                                          [6 &
   1              2                     3                     4                     5                    BEYOND]
  5%              4%                    3%                    2%                    1%                       0


DEATH BENEFIT
 ...............................................................................

WHAT IS THE DEATH BENEFIT?

  The death benefit is the greatest of (i) your Account Balance, (ii) your highest Account Balance as of the end
                                   B-PPA-17
of the calendar year in which the 5th, 10th, 15th and so on anniversary of the start of your uninterrupted participation in the Contract occurs less any later partial withdrawals and any later annual Contract charges withdrawn from the Fixed Interest Account and (iii) the total of all of your purchase payments less any partial withdrawals, in any case less any outstanding loan balance under your Fixed Interest Account. The amount determined to be the death benefit under the formula above for the allocated Keogh Contract will be deemed to be the participant's account balance under his/her plan. There is no death benefit for any unallocated Keogh Contract.

WHEN AND TO WHOM WILL THE DEATH BENEFIT BE PAID?

  The death benefit will not be paid until we receive proof of death and appropriate directions regarding the Account Balance. If we receive proof of death without any appropriate directions, we will take no action with regard to the Account Balance until we receive appropriate directions.

  You name the beneficiary under the TSA and 403(a) Contracts. The death benefit is paid to your employer under the PEDC Contract or the Keogh trustee under the Keogh Contract.

  The payee may take a lump sum cash payment or use the death benefit (less any applicable annuity taxes) to purchase an income annuity from the types available under your Contract.

INCOME OPTIONS
 ................................................................................

CAN METLIFE PROVIDE YOU WITH AN INCOME GUARANTEED FOR LIFE OR OFFER A WIDE CHOICE OF OTHER PERIODS?

  Yes. You may withdraw all or a portion of your Account Balance and use that money (less any annuity taxes and applicable Contract charges that must be paid) to purchase an income annuity.

  You can receive income payments guaranteed for life on a monthly, quarterly, semiannual or annual basis. Non-life contingent annuities are available which guarantee payments for at least five years, but no more than 30 years.

  Other life annuity options are available which have a refund feature or are guaranteed for a period of time and are life contingent afterwards. The amount of the initial payment under an income annuity must be at least $50 ($20 in Massachusetts). You may defer receipt of income payments for up to 12 months once an income annuity has been elected.

  All provisions relating to income annuities are subject to the limitations imposed by the Code.

WHAT TYPES OF INCOME OPTIONS ARE AVAILABLE?

  Both fixed and variable income options are available. Under a fixed income option, we guarantee a specified, fixed payment, which will depend on the income option chosen, the age and sex of the annuitant and joint annuitant, if applicable, (except where unisex rates are required by law) and the amount of your total Account Balance. If a currently issued immediate annuity of the same type will provide greater income payments, the immediate annuity rates will be used.

  If you do not select an income option by the date the Contract specifies, you have not withdrawn your entire Account Balance, and your Contract was not issued under a retirement plan, you will be issued a life annuity with a ten
(10) year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a fixed income option and your Separate Account Balance will be used to provide a variable income option.

  More information concerning the variable income option, including investment choices, determining the value of variable income payments, transfers, deductions and charges, variable income option types and taxes are discussed below under "Income Annuities."

INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS
 ................................................................................

WHAT ARE INCOME ANNUITIES?

  Income Annuities provide you a series of payments which are based upon the investment performance of the Separate Account. The amount of the payment is not guaranteed. A portion of the payment may be fixed under a fixed income option guaranteed by MetLife's general account. You may purchase an Income Annuity even if you did not have a Contract during the accumulation period.

  Income Annuities can be either group or individual and are offered as IRAs, SEPs, TSAs, PEDC, Keogh, 403(a) and Non-Qualified annuities. Some income annuities have a reduced mortality and expense risk charge as a result of reduced administration expenses.

  This Prospectus describes four types of Income Annuities: TSAs, PEDC, Keogh and 403(a) annuities.

MAY THE INCOME ANNUITY BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. Your Income Annuity may provide that your choice of income types is subject to the terms of your retirement plan. Your Income Annuity will indicate under what circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to

                                    B-PPA-18
the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

WHAT ARE THE INVESTMENT CHOICES?

  The investment choices, provided through the Separate Account, are the Income, Diversified, Stock Index, Growth, Aggressive Growth and International Stock Divisions described earlier in this Prospectus under "Your Investment Choices." The Calvert Responsibly Invested Balanced Division is available in some cases. If you are covered under a group Income Annuity, the employer, association or group may have limited the number of available divisions. Your Income Annuity will indicate what divisions were available to you when we issued it. We may add or eliminate divisions for some or all persons. You may choose up to four investment divisions to provide the variable income payment or up to three investment divisions if a fixed income option is also selected.

ADMINISTRATION
 ................................................................................

WHAT ADMINISTRATIVE DETAILS SHOULD YOU KNOW?

  Your purchase payment and all requests concerning Income Annuities should be sent to our Designated Office. We will provide you with the address for this office. All checks should be payable to "MetLife." You can also make certain requests by telephone. In order to have the purchase payment for the Income Annuity credited to you, we must receive your payment and complete documentation. We will provide the appropriate forms. Under group Income Annuities, your employer, the trustee of the Keogh plan or the group of which you are an annuitant or member must also identify you to us on their reports and tell us how the purchase payment should be allocated among the investment divisions of the Separate Account and the fixed income option.

  Your purchase payment is normally credited to you within two days of receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the purchase payment. If the problem cannot be resolved by the fifth business day, we will notify you and tell you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem can be remedied. If you do not agree, your purchase payment will be returned immediately.

  Purchase payments are effective and valued as of 4:00 p.m., New York City time, on the day we receive them at our Designated Office, except (1) when they are received on a day when the annuity unit value (which will be discussed later in this Prospectus) is not calculated or (2) when they are received after 4:00 p.m., New York City time. In those cases, the payment will be effective the next day the annuity unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  Your purchase payment must be large enough to produce an initial income payment of at least $50 ($20 in Massachusetts).

HOW IS THE PURCHASE PAYMENT ALLOCATED?

  You decide how the purchase payment is allocated among the fixed income option and the investment divisions of the Separate Account available to your Income Annuity.

DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS
 ................................................................................

WHAT IS AN ANNUITY UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "annuity units." These annuity unit values are similar to "accumulation units" described earlier in the Prospectus except that we deduct the contract fee (which may be waived) and applicable annuity taxes from the purchase payment before we determine the number of annuity units in each investment division chosen.

HOW IS AN ANNUITY UNIT VALUE CALCULATED?

  We calculate the value of an annuity unit once a day on every day the New York Stock Exchange is open for trading. We call the time between the calculation of an annuity unit and the next annuity unit calculation the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The value of annuity units can go up or down and is derived from the investment performance of each of the portfolios. If the investment performance, after payment of Separate Account expenses and the deduction for the assumed investment rate ("AIR"), discussed later in this Prospectus, is positive, annuity unit values will go up. Conversely, if the investment performance, after payment of Separate Account expenses and the deduction for the AIR is negative, they will go down.

  We use the same "experience factor" as that derived for the calculation of accumulation units previously described in this Prospectus.

  To calculate an annuity unit value we first multiply the experience factor for the period by 0.99989255 (an effective annual rate of 4%) for the AIR for most Income

                                    B-PPA-19

Annuities. (The AIR may be in the range of 3% to 6%, as defined in your Income Annuity and the laws of your state.) The resulting number is then multiplied by the last previously calculated annuity unit value to produce the new annuity unit value.

HOW IS A VARIABLE INCOME PAYMENT DETERMINED AND WHAT IS THE AIR?

  Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the Separate Account is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the Separate Account exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the Separate Account.

WHEN ARE VARIABLE INCOME PAYMENTS DETERMINED AND HOW OFTEN WILL THEY CHANGE?

  Variable income payments are determined as of the 10th day prior to the date each variable income payment is to be paid or the issue date, if later. Each variable income payment may vary from a prior payment, depending, as discussed above, upon the investment performance of the Separate Account, AIR and Separate Account charges.

TRANSFERS
 ...............................................................................

CAN YOU MAKE TRANSFERS?

  You may make transfers from one investment division to another or from an investment division to a fixed income option as long as the total number of investment divisions under your Income Annuity is no greater than four (or three investment divisions if a fixed income option is chosen). You may make an unlimited number of transfers. Your request must tell us the percentage to be transferred. You may not make a transfer from the fixed income option to an investment division.

WHEN WILL WE MAKE TRANSFERS?

  Generally, we will make a transfer as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and continue to make payments to a joint annuitant or your beneficiary under a guarantee or pay your beneficiary a refund, if you have chosen one of these income types.

CAN YOU MAKE TRANSFERS BY TELEPHONE?

  Yes. You can make a transfer request by telephone. Except for Keogh Income Annuities, if we agree, you may also authorize your sales representative to make a request on your behalf by telephone. All telephone transfers are subject to the same procedures and limitations of liability as described earlier in this Prospectus.

DEDUCTIONS AND CHARGES
 ...............................................................................

WHAT IS THE CONTRACT FEE?

  There is a one time $350 total contract fee which is allocated, depending on your investment choices, proportionally between the fixed income option and Income Annuity. The fee is taken from your purchase payment prior to crediting annuity units. This charge covers our administrative costs which include preparation of the Income Annuities, review of applications and recordkeeping. If you purchase an Income Annuity as the variable income option under your Contract and you purchased the Contract at least two years earlier, the contract fee will be waived.

WHAT ARE THE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND MORTALITY AND EXPENSE RISKS AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that annuitants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Income Annuity will be greater than we estimated.

  These charges do not reduce the number of annuity units credited to you. These charges are calculated and paid every time we calculate the value of annuity units. (See "How is an annuity unit value calculated?" above.)

  The sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed 1.25% of the average value of the assets in each investment division. Of this charge, we estimate that .50% is for administrative expenses and .75% is for mortality and expense risks.

                                   B-PPA-20

ARE THERE DEDUCTIONS FOR ANNUITY TAXES?

  Yes. Some jurisdictions tax what is called "annuity considerations". We deduct money to pay annuity taxes when you make the purchase payment. A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page B-PPA-30.

WHAT VARIABLE INCOME TYPES ARE AVAILABLE?

  Three persons or entities figure in the description below: the owner of the Income Annuity, the annuitant--the person whose life is the measure for determining the amount of income payments--and the beneficiary, the person or entity who ultimately may receive a benefit under the Income Annuity.

  Life Annuity--An income payable during the annuitant's life. Payments cease with the last one due before the annuitant's death.

  Life Annuity with a Guaranteed Period--An income payable during the annuitant's life. If, at the death of the annuitant, payments have been made for less than the guaranteed period, payments are made to the owner of the annuity for the rest of the guaranteed period. If, at the death of the owner, payments have been made for less than the guaranteed period, payments are made to the beneficiary for the rest of the guaranteed period.

  Life Annuity With Refund--An income payable during the annuitant's life. Payments cease with the last one due before the annuitant's death. At the annuitant's death the owner of the annuity receives a benefit, if any, equal to the amount applied under this income type (purchase payment) less any variable income payments that were paid prior to death. If the owner has predeceased the beneficiary, at the owner's death, the beneficiary receives a benefit, if any, equal to the amount applied under this income type (purchase payment) less any variable income payments that were paid prior to death.

  Joint Life and Survivor/Contingent Survivor Annuity--An income payable during the joint lives of the annuitant and a named second person and thereafter during the life of the survivor/contingent survivor. The income payable to the survivor/contingent survivor may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the survivor/contingent survivor is selected when the income type is selected.

  Joint Life and Survivor/Contingent Survivor Annuity with a Guaranteed Period--An income payable during the joint lives of the annuitant and a named second person and thereafter during the life of the survivor/contingent survivor. If, at the death of the survivor/contingent survivor, payments have been made for less than the guaranteed period, payments are made to the owner of the annuity for the rest of the guaranteed period.

  If, at the death of the owner, payments have been made for less than the guaranteed period, payments are made to a beneficiary for the rest of the guaranteed period. The income payable to the survivor/contingent survivor may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the survivor/contingent survivor is selected when the income type is selected.

  Joint Life and Survivor/Contingent Survivor Refund Annuity--An income payable during the joint lives of the annuitant and a named second person and thereafter during the life of the survivor/contingent survivor. Payments cease with the last one due before the survivor/contingent survivor's death. At the survivor/contingent survivor's death the owner of the annuity receives a benefit, if any, equal to the amount applied under this arrangement (purchase payment) less any variable income payments that were paid prior to death.

  If the owner has predeceased the beneficiary, at the owner's death, the ben-eficiary receives a benefit, if any, equal to the amount applied under this income type (purchase payment) less any variable income payments that are paid prior to death. The income payable to the survivor/contingent survivor may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the survivor/contingent survivor is selected when the income type is selected.

  Payments for a Guaranteed Period--An income payable for a guaranteed period (5-30 years). Payments cease with the end of the guarantee period. If the annuitant dies prior to the end of the guarantee period, payments are made to the owner of the annuity for the rest of the guaranteed period. If the owner dies prior to the end of the guarantee, payments are made to the beneficiary for the rest of the guaranteed period.

IS THERE A FREE LOOK?

  Yes. There is a "Free Look" when you purchase an Income Annuity. (There is no "Free Look" when an Income Annuity is the variable income option under a Contract.) You may cancel your Income Annuity within 10 days (20 days in North Dakota and Idaho for individual Income Annuities) after you receive it by telling us in writing. We will then refund your purchase payment. The "Free Look" is 30 days if an individual Income Annuity was issued to you in California and you are 60 years old or older. If you cancel the Income Annuity, we will then

                                   B-PPA-21
refund the value of your annuity units. If you purchased your Income Annuity by mail, you may have more time to return your Income Annuity.

OTHER CONTRACT AND INCOME ANNUITY PROVISIONS
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CAN WE CANCEL YOUR CONTRACT OR INCOME ANNUITY?

  We may not cancel your Income Annuity.

  We may cancel your Contract. If we do so for a Contract delivered in New York, we will return the full Account Balance. In other states, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

  We will only cancel your Contract if we do not receive any purchase payments for you for 36 consecutive months and your Account Balance is less than $2,000 (except for the unallocated Keogh Contract). We may only cancel the unallocated Keogh Contract if we do not receive any purchase payments for you for 12 consecutive months and your Account Balance is less then $15,000. We will only do so to the extent allowed by law. Certain Contracts do not contain these cancellation provisions.

ARE THERE SPECIAL PROVISIONS THAT APPLY IF YOU ARE A PARTICIPANT IN A PLAN SUBJECT TO ERISA?

  Yes. If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract or Income Annuity may be subject to your spouse's rights as described below.

  Generally, the spouse must give qualified consent whenever you elect to:

    a. choose income payments other than on a qualified joint and survivor basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA"), (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

    b. make certain withdrawals under plans for which a qualified consent is required;

    c. name someone other than the spouse as your beneficiary;

    d. use accrued benefit as security for a loan.

  Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must be in writing which acknowledges the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing which acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death. If your benefit is worth $3,500 or less, spousal qualified consent may not be required.

WHEN ARE YOUR REQUESTS EFFECTIVE?

  In general, your requests are effective when we receive them at our Designated Office unless otherwise provided by this Prospectus.

WILL WE CONFIRM YOUR TRANSACTIONS?

  Yes. In general we will send you a confirmation statement indicating that a transaction recently took place. Certain transactions which are made on a periodic basis, such as pre-authorized systematic purchase payments which are transfers from the Fixed Interest Account and SWIP payments, may be confirmed quarterly. As soon as administratively feasible, MetLife will send confirmations quarterly for purchase transactions under TSA Contracts made on the basis of salary reduction or deduction.

CAN METLIFE CHANGE THE PROVISIONS OF YOUR CONTRACT OR INCOME ANNUITY?

  Yes. We have the right to make certain changes to your Contract or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of all participants or would be appropriate in carrying out the purposes of the Contract or Income Annuity. If the law requires, we will also get

                                    B-PPA-22
your approval and that of any appropriate regulatory authorities. Examples of the changes we may make include:

  1. To operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law.

  2. To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act.

  3. To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

  4. To substitute for the portfolio shares in any investment division, the shares of another class of the Metropolitan Fund or the shares of another investment company or any other investment permitted by law.

  5. To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Contracts or Income Annuities.

  6. To make any necessary technical changes in the Contracts or Income Annuities in order to conform with any of the above-described actions.

  If any changes result in a material change in the underlying investments of an investment division in which you have an amount allocated, we will notify you of the change. You may then make a new choice of investment divisions. For Contracts issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before any technical changes are made.

WHAT ARE YOUR VOTING RIGHTS REGARDING PORTFOLIO SHARES?

  In accordance with our view of the present applicable law, we will vote the shares of each of the portfolios held by the Separate Account (which are deemed attributable to the Contract or Income Annuity) at regular and special meetings of the shareholders of the portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the portfolios in our own right, we may elect to do so.

  Accordingly, you have voting interests under the Contracts or Income Annuities. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares concerning which you have the right to give instructions will be determined as of the record date for the meeting.

  Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuity contracts (including the Contracts and Income Annuities) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

  You will be entitled to give instructions regarding the votes attributable to your Contract or Income Annuity in your sole discretion. Under the Keogh Contracts, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Contract. Under the Keogh Contracts, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

  You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of independent auditors, and the approval of investment and sub-investment managers.

CAN YOUR VOTING INSTRUCTIONS BE DISREGARDED?

  Yes. MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any portfolio if required by any

                                    B-PPA-23
insurance regulatory authority; (2) to refrain from making any change in the investment policies or any investment adviser or principal underwriter or any portfolio which may be initiated by those having voting interests or the Metropolitan Fund's or Acacia Capital Corporation's boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

  In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

WHO SELLS YOUR CONTRACT OR INCOME ANNUITY AND DO YOU PAY A COMMISSION ON THE PURCHASE OF YOUR CONTRACT OR INCOME ANNUITY?

  All Contracts and Income Annuities, certificates and interests in the Contracts and Income Annuities are sold through individuals who are our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934, and we are a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail.

  The licensed agents and broker-dealers who sell Contracts and Income Annuities and certificates and interests in the Contracts and Income Annuities may be compensated for such sales by commissions which we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account also does not pay sales commissions. The commissions we pay range from 0% to 5% depending on the age of the participant or annuitant.

DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?

  Yes. From time to time we advertise the performance of various Separate Account investment divisions. This performance will be stated in terms of either "yield", "change in accumulation unit value," "change in annuity unit value" or "average annual total return" or some combination of the foregoing. Yield, change in accumulation unit value, change in annuity unit value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The "yield" figures quoted in advertisements will refer to the net income generated by an investment in a particular investment division for a thirty day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. "Change in accumulation unit value" or "change in annuity unit value" refers to the comparison between values of accumulation or annuity units over specified periods in which an investment division has been in operation, expressed as a percentage. Change in accumulation unit value or change in annuity unit value may also be expressed as an annualized figure. In addition, change in accumulation unit value or change in annuity unit value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Yield and change in accumulation unit value figures do not reflect the possible imposition of an early withdrawal charge of up to 7% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. "Average annual total return" differs from the change in accumulation unit value and change in annuity unit value because it assumes a steady rate of return and reflects all expenses and applicable early withdrawal charges. Performance figures will vary among the various Contracts and Income Annuities as a result of different Separate Account charges and early withdrawal charges. Performance may be calculated based upon historical performance of the Fund and Calvert Balanced Portfolio and may assume that certain contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

  Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Index, Lehman Brothers Aggregate Index and The Morgan Stanley Capital International, Europe, Australia, Far East (EAFE) Index.
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  Performance may be shown for two investment strategies that are made available under certain Contracts. The first is the "Equity Generator". Under the "Equity Generator," at the end of a specified period (i.e., monthly, quarterly), an amount equal to the interest earned during the period in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division. The second technique is the "Equalizer" SM. Under this strategy, at the end of a specified period (i.e., monthly, quarterly), a transfer is made from the Stock Index Division or the Aggressive Growth Division to the Fixed Interest Account or from the FIxed Interest Account to the Stock Index Division or Aggressive Growth Division in order to make the account and the division equal in value. An "Equity Generator Return", "Aggressive Equity Generator Return", "Equalizer Return" or "Aggressive Equalizer Return" will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator and Equalizer investment strategies using any other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

TAXES
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GENERAL

  Tax laws are complex, and are subject to frequent change as well as to judicial and administrative interpretation. The following is a general summary intended to point out what we believe to be some general rules and principles, and not to give specific tax or legal advice. Failure to comply with the law may result in significant penalties. For details or for advice on how the law applies to your individual circumstances consult your tax advisor or attorney. You may also get information from the Internal Revenue Service.

  In the opinion of our attorneys, the Separate Account and its operations will be treated as part of MetLife, and not taxed separately. We are taxed as a life insurance company. Thus, although the Contracts and Income Annuities allow us to charge the Separate Account with any taxes or reserves for taxes attributable to it, we do not expect that under current law we will do so.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR CONTRACT?

  Generally, all contributions under the Contracts will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. Because of this, federal income taxes are payable on the full amount of money you withdraw as well as on income earned under the Contract.

  Non-Qualified contracts with an endorsement containing tax provisions required for Keogh and corporate plans may be issued to Keogh and corporate plans covering one individual. In such event, contributions under such contracts will be made on a "before-tax" basis and the rules applicable to Keogh plans will apply to such contracts, notwithstanding any provision in the contracts to the contrary. Wherever the terms "Keogh Contract" or "Keogh plan" appears in this section, the term shall be deemed to include non-qualified contracts issued to Keogh and corporate plans covering one individual.

  Under some circumstances certain of the Contracts, accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or exclude the purchase payments from income in compliance with the Code.

  The taxable portion of a distribution from a Keogh, 403(a) and TSA Contract to the participant or the participant's spouse (if she/he is the beneficiary) that is an eligible rollover distribution is subject to 20% mandatory Federal income tax withholding unless the participant directs the trustee, insurer or custodian of the plan to transfer all or any portion of his/her taxable interest in such plan to the trustee, insurer or custodian of (1) an individual retirement annuity; (2) a Keogh plan, if the distribution is from a Keogh or 403(a) Contract; (3) a 403(a) annuity plan, if the distribution is from a Keogh or 403(a) Contract; or (4) a TSA, if the distribution is from a TSA Contract. An eligible rollover distribution is the taxable portion of any distribution from a Keogh, 403(a) or TSA Contract, except the following: (a) a series of substantially equal periodic payments over the life (or life expectancy) of the participant; (b) a series of substantially equal periodic payments over the lives (or joint life expectancies) of the participant and his/her beneficiary; (c) a series of substantially equal periodic payments over a specified period of at least ten years; (d) a minimum distribution required to commence when a participant reaches age 70 1/2 or the minimum amount to be paid after the participant's death; (e) refunds of excess contributions to the plan described in Section 401(k) of the Code for corporations and unincorporated businesses; (f) loans treated as distributions under the Code; (g) the cost of life insurance coverage which is includible in the gross income of the plan participant;

                                   B-PPA-25
and (h) any other taxable distributions from any of these plans which are not eligible "roll-over" distributions.

  All taxable distributions from Keogh, 403(a) and TSA Contracts that are not eligible rollover distributions will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code at the time of payment. All taxable distributions from the PEDC Contract will be subject to the same Federal income tax withholding as regular wages.

  Each type of Contract is subject to various tax limitations. Typically, the maximum amount of purchase payment is limited under federal tax law and there are limitations on how long money can be left under the Contracts before withdrawals must begin. A 10% tax penalty applies to certain taxable withdrawals from the Contract (or in some cases from the plan or arrangement that purchased the Contract) before you are age 59 1/2. Certain withdrawals from the TSA Contracts are entirely prohibited before age 59 1/2. If a combination of certain payments to you from certain tax-favored plans (which includes (S)403(a) plans, (S)403(b) arrangements, individual retirement annuities and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($150,000 for 1995), an additional penalty tax of 15% is imposed on the excess. The rules as to what payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the tax rules on a Contract-by-Contract basis, but will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  TSA Contracts. These fall under (S)403(b) of the Code that provides certain tax benefits to employees of public school systems and organizations that are tax exempt under (S)501(c)(3) of the Code.

  Your employer buys the Contract for you although you then own it. The Code limits the amount of purchase payments that can be made. Purchase payments over this amount are subject to adverse tax consequences. Special rules apply to the withdrawal of excess contributions. Withdrawals before age 59 1/2 are prohibited except for (a) amounts contributed to or earned under your
(S)403(b) arrangement before January 1, 1989 that were either paid into or earned under the Contract or later transferred to it in a manner satisfying applicable Code requirements (withdrawals are deemed to come first from pre-1989 money that is not subject to these restrictions, until all of such money is withdrawn); (b) tax-free transfers to other (S)403(b) funding vehicles or any other withdrawals that are not "distributions" under the Code; (c) amounts that are not attributable to salary reduction elective deferral contributions (i.e., generally amounts not attributable to your pre-tax contributions and their earnings); (d) after you die, separate from service or become disabled (as defined in the Code); (e) in the case of financial hardship (as defined in the Code) but only your purchase payments may be withdrawn for hardship, not earnings; or (f) under any other circumstances as the Code allows. Special withdrawal restrictions under Section 403(b)(7)(A)(ii) of the Code apply to amounts that had once been invested in mutual funds under custodial arrange-ments even after such amounts are transferred to a Contract.

  Withdrawals (other than tax-free transfers) that are allowed before you are age 59 1/2 are subject to an additional 10% tax penalty on the taxable portion of the withdrawal. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent dis-ability (as defined in the penalty section of the Code); (3) made in substan-tially equal payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you, where such pay-ments begin after separation from service; (4) made to you after you separate from service with your employer after age 55; (5) made to you on account of deductible medical expenses (whether or not you actually itemize deductions);
(6) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse); (7) of excess matching employer contribu-tions made to eliminate discrimination under the Code; or (8) timely made to reduce an elective deferral as allowed by the Code.

  Withdrawals may be transferred to another (S)403(b) funding vehicle or (for eligible roll over distributions) to an individual retirement annuity without federal tax consequences if Code requirements are met. Your Contract is not forfeitable and you may not transfer it. Your entire interest in the Contract must be withdrawn or begin to be withdrawn by April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% ap-plies to withdrawals which should have been made but were not. Complex rules apply to the timing and calculation of these withdrawals. Other complex rules apply to how rapidly withdrawals must be made after your death. Generally, if you die before the required withdrawals have begun, we must make payment of your entire interest under the Contract within five years of the year in which you died or begin payments under an income annuity allowed by the Code to your beneficiary over his or her lifetime or over a period not beyond your beneficiary's life expectancy starting by the December 31 of the year follow-ing the year in which you die. If your spouse is your beneficiary, payments may be made over your spouse's lifetime or over a period not beyond your spouse's life expectancy starting by the December 31 of

                                   B-PPA-26
the year in which you would have reached age 70 1/2, if later. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution that was used as of the date of your death. If your Contract is subject to the Retirement Equity Act, your spouse has certain rights which may be waived with the written consent of your spouse. The IRS al-lows you to aggregate the amount required to be withdrawn from each TSA con-tract you own and to withdraw this amount in total from any one or more of the TSA contracts you own.

  Keogh Contracts. Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans. Complex rules apply to the establishment and operation of such plans, including the amounts that may be contributed under them. Excess contributions are subject to a 10% penalty. Special rules apply to the withdrawal of excess contributions.

  Withdrawals before age 59 1/2 are subject to a 10% tax penalty (this does not apply to the return of any non-deductible purchase payments). This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary where such payments begin after separation from service; (4) made to you after you separate from service with your employer after age 55; or (5) made to you on account of deductible medical expenses (whether or not you actually itemize deductions).

  Withdrawals of your entire interest under the Contract must be made or begun to be made beginning no later than the April 1 of the calendar year following the year in which you reach age 70 1/2 or within five years of the date of your death under rules similar to those described above for TSAs.

  If your benefit under the Keogh plan is worth more than $3,500, the Code requires that your income annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. Waiving these requirements will cause your monthly benefit to increase during your lifetime.

  Non-Qualified contracts with an endorsement containing tax provisions required for Keogh and corporate plans may be issued to Keogh and corporate plans covering one individual. In such event, the rules applicable to Keogh plans as outlined above will apply to such contracts, notwithstanding any provision in the contracts to the contrary.

  PEDC Contract. PEDC plans are available to State or local governments and certain tax-exempt organizations as described in (S)457 of the Code. These plans, which must meet the requirements of (S)457(b), provide certain tax deferral benefits to employees and independent contractors. The plans are not available to churches and qualified church-controlled organizations. Plan benefit deferrals, contributions and all income attributable to such amounts are (until made available to the participant or other beneficiary) solely the property of the employer, subject to the claims of the employer's general creditors.

  The compensation amounts that may be deferred under a PEDC plan may not exceed certain deferral limits established under the federal tax law. In addition, contributions to other plans may reduce the deferral limit even further.

  Under the plan, amounts will not be made available to participants or beneficiaries until the earliest of (1) the calendar year in which the participant reaches age 70 1/2; (2) when the participant separates from service with the employer; or (3) when the participant is faced with an unforeseeable emergency as described in the income tax regulations.

  Withdrawals must conform to the complex minimum distribution requirements of the Code, including the requirement that distributions must generally begin not later than April 1 of the calendar year following the year in which the participant attains age 70 1/2. Although the minimum distribution rules are similar to the rules summarized above for TSAs there are some differences. For example, for PEDC plans, any distribution payable over a period of more than one year can only be made in substantially non-increasing amounts.

  Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986 and which then provided for deferral of fixed amounts or amounts determined by a fixed formula).

  403(a) Contracts. The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

  The Code limits the amount of contributions and distributions that may be made under 403(a) plans. Withdrawals before age 59 1/2 may be subject to a 10% tax penalty. Any amounts distributed under the 403(a) Contracts are generally taxed according to the rules described under (S)72 of the Code. Withdrawals of your entire interest under the Contract must be made or

                                    B-PPA-27
begun to be made no later than the April 1 of the calendar year following the year in which the participant reaches age 70 1/2 or within five years of the date of the participant's death under rules similar to those described above for TSAs.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR INCOME ANNUITY?

  Generally, all purchase payments under the Income Annuities will be on a "before-tax" basis. This means that the purchase payment was either a reduc-tion from income, entitled you to a tax deduction or was not subject to cur-rent income tax. Because of this, federal income taxes are payable on the full amount of money paid as income payments under the Income Annuity.

  Under some circumstances certain of the Income Annuities accept both purchase payments that have entitled you or the owner to a current tax deduction or to a reduction in taxable income and those that do not. Taxation of income payments depends on whether or not you or the owner were entitled to deduct or exclude from income the purchase payment in compliance with the Code.

  All taxable income payments other than income payments under the PEDC Income Annuity will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code at the time of payment. All taxable income payments under the PEDC Income Annuity will be subject to the same Federal income tax withholding treatment as regular wages.

  Income payments (other than tax-free transfers to other (S)403(b) funding vehicles and those made under a PEDC plan) that are allowed before you are age 59 1/2 are generally subject to an additional 10% tax penalty on the taxable portion of the income payment. This penalty does not apply to income payments
(1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the penalty section of the Code); or (3) made in substantially equal payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary, where such payments begin after separation from service. Additionally, under TSAs, Keogh and 403(a) plans the penalty does not apply to income payments (1) made to you after you separate from service with your employer after age 55; (2) made to you on account of deductible medical expenses (whether or not you actually itemize deductions); or (3) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse). If you are under age 59 1/2 and you are relying on an Income Annuity to constitute a stream of substantially equal periodic payments to avoid an additional 10% tax penalty under either section 72(q) or 72(t) of the Code, there is a possibility that if you make transfers as described earlier in this Prospectus, the exercise of the transfer provision will cause the imposition of this tax.

  If a combination of certain income payments to you from certain tax-favored plans (which includes (S)403(a) plans, (S)403(b) arrangements, individual retirement annuities and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($150,000 for 1995), a penalty tax of 15% is imposed on the excess. The rules as to what income payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the tax rules, but we will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  Income payments under the TSA, Keogh, PEDC and 403(a) Income Annuities generally must begin by April 1 of the year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to payments (other than under PEDC Income Annuities) which should have been made but were not. Complex rules apply to the timing and calculation of these income payments. Other complex rules apply to how rapidly income payments must be made after your death. Generally, the Code requires that your entire interest under the Income Annuity be paid within five years of the year in which you died. If you die before income payments begin under the Income Annuity, we will make payment of your entire interest under the Income Annuity in a lump sum to your beneficiary after we receive proof of your death. If you die after income payments begin, payments must continue to be made in accordance with the income type selected. The Code requires that payments continue to be made at least as rapidly as under the method of distribution that was used as of the date of your death. If your Income Annuity is subject to the Retirement Equity Act, your spouse has certain rights which may be waived with the written consent of your spouse.

  If your benefit under a Keogh plan is worth more than $3,500, the Code requires that your Income Annuity protect your spouse if you die before you receive any income payments under the Income Annuity or if you die while income payments are being made. You may waive these requirements with the written consent of your spouse. Waiving these requirements will cause your initial monthly benefit to increase.

  Any income payments distributed under 403(a) Income Annuities are generally taxed according to the rules described under (S)72 of the Code.

                                   B-PPA-28

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
Cover Page................................................................    1
Table of Contents.........................................................    1
Independent Auditors......................................................    2
Services..................................................................    2
Distribution of Certificates and Interests in the Contracts and Income An-
 nuities..................................................................    2
Early Withdrawal Charge...................................................    2
Variable Income Payments..................................................    2
Performance Data..........................................................    4
Financial Statements of the Separate Account..............................   11
Financial Statements of MetLife...........................................   31


                                    B-PPA-29

                                   APPENDIX

                               ANNUITY TAX TABLE

The following is a current list of jurisdictions in which annuity taxes apply in respect of the Contracts and Income Annuities and the applicable annuity tax rates:

                                       IRA AND SEP                                  NON-QUALIFIED
                         TSA CONTRACTS  CONTRACTS   KEOGH AND 403(A) PEDC CONTRACTS CONTRACTS AND
                          AND INCOME    AND INCOME   CONTRACTS AND     AND INCOME      INCOME
                           ANNUITIES   ANNUITIES(1) INCOME ANNUITIES  ANNUITIES(2)    ANNUITIES
                         ------------- ------------ ---------------- -------------- -------------
California..............      0.5%         0.5%(4)        0.5%            2.35%         2.35%
District of Columbia....      --           --             --               --           2.25%
Kansas..................      --           --             --               --            2.0%
Kentucky................      2.0%         2.0%           2.0%             2.0%          2.0%
Maine...................      --           --             --               --            2.0%
Mississippi.............      --           --             --               --            1.0%(3)
Nevada..................      --           --             --               --            3.5%
Pennsylvania............      --           --             --               --            2.0%
Puerto Rico.............      1.0%         1.0%           1.0%             1.0%          1.0%
South Dakota............      --           --             --               --           1.25%
U.S. Virgin Islands.....      5.0%         5.0%           5.0%             5.0%          5.0%
West Virginia...........      1.0%         1.0%           1.0%             1.0%          1.0%
Wyoming.................      --           --             --               --            1.0%

-------
(1) Annuity tax rates applicable to IRA Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column headed "IRA and SEP Contracts and Income Annuities."
(2) Annuity tax rates applicable to Contracts and Income Annuities purchased under retirement plans of public employers meeting the requirements of
    Section 401(a) of the Code are included under the column headed "Keogh Contracts and Income Annuities."
(3) Effective July 1, 1995, the Mississippi tax on annuity considerations is repealed.
(4) With respect to Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

                                   B-PPA-30

INDEX

                                                                          B-PPA
ACCOUNT BALANCE...............................................................6
ACCUMULATION UNIT VALUES....................................................8-9
  Calculation................................................................13
ANNUAL CONTRACT FEE.........................................................4,6
ANNUITY TAXES................................................................15
ANNUITY UNITS................................................................19
ASSUMED INVESTMENT RATE......................................................20
AVERAGE ANNUAL TOTAL RETURN..................................................24
CALVERT BALANCED PORTFOLIO MANAGEMENT FEES....................................4
CALVERT BALANCED PORTFOLIO TOTAL OPERATING EXPENSES...........................4
CANCELLATION.................................................................22
CHANGE IN ACCUMULATION UNIT VALUE............................................24
CHANGE IN ANNUITY UNIT VALUE.................................................24
COMMISSION...................................................................24
CONFIRMATION.................................................................22
CONTRACTS..................................................................1,10
CONTRACT YEAR................................................................12
DEATH BENEFIT...........................................................7,17-18
DESIGNATED OFFICE............................................................12
DISABILITY...................................................................17
EARLY WITHDRAWAL CHARGE (DEFERRED SALES LOAD).............................15-16
EQUALIZER SM.................................................................25
EQUITY GENERATOR SM ......................................................16,25
ERISA........................................................................22
EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES..............................6-7,16-17
  Certain Purchase Payments..................................................16
  Death......................................................................16
  Disability: Keogh, TSA, 403(a), PEDC Contracts.............................17
  Federal Taxes..............................................................16
  Free Corridor--All other Contracts.........................................16
  Free Corridor--Unallocated Keogh Contract..................................16
  Free Corridor--TSA and 403(a) Contracts....................................16
  Free Look..................................................................16
  Hardship...................................................................17
  Income Annuity.............................................................16
  Plan Termination...........................................................17
  Preapproved Investment Vehicles............................................17
  Retirement.................................................................17
  Separation from Service....................................................17
  Systematic Termination.....................................................16
  Transfers..................................................................16
  Transfers from other MetLife Contracts.....................................17
EXPERIENCE FACTOR............................................................13
FIXED INCOME OPTION..........................................................18
403(A) CONTRACT.........................................10,16,17,18,25,26,27,28
FREE CORRIDOR................................................................16
FREE LOOK....................................................................16
GENERAL ADMINISTRATIVE EXPENSES FEE......................................4,6,15
INCOME ANNUITIES .....................................................1,7,18-22
  Administration.............................................................19
  Annuity Unit Value.........................................................19
  Annuity Taxes..............................................................21
  Assumed Investment Rate....................................................20

                                    B-PPA-31

                                                                          B-PPA
  Contract Fee...............................................................20
  Free Look..................................................................21
  General Administrative Expenses Fee....................................... 20
  Income Types...............................................................21
  Investment Choices.........................................................19
  Mortality and Expense Risk Fee.............................................20
  Joint Life and Survivor/Contingent Survivor Annuity........................21
  Joint Life and Survivor/Contingent Survivor Annuity
   with a Guaranteed Period..................................................21
  Joint Life and Survivor/Contingent Survivor Refund Annuity.................21
  Life Annuity...............................................................21
  Life Annuity with a Guaranteed Period......................................21
  Life Annuity with Refund...................................................21
  Payments for a Guaranteed Period...........................................21
  Purchase Payment...........................................................19
  Transfers..................................................................20
INCOME OPTIONS
  Fixed Income Option........................................................18
  Variable Income Option.....................................................18
INVESTMENT CHOICES....................................................4,6,10,11
  Aggressive Growth Portfolio............................................4,8,11
  Calvert Responsibly Invested Balanced Portfolio .......................4,8,11
  Diversified Portfolio..................................................4,8,11
  Growth Portfolio.......................................................4,8,11
  Income Portfolio.......................................................4,8,11
  International Portfolio................................................4,8,11
  Stock Index Portfolio..................................................4,8,11
HARDSHIP.....................................................................17
KEOGH CONTRACTS.............................10,12,16,17,18,20,22,23,25,26,27,28
MANAGEMENT FEES............................................................4,11
MORTALITY AND EXPENSE RISK FEE...........................................4,6,15
PEDC CONTRACT..............................................10,12,17,18,26,27,28
PERFORMANCE...............................................................24-25
PLAN TERMINATION.............................................................17
PURCHASE PAYMENTS (CONTRIBUTIONS)..........................................6,12
REBALANCER SM................................................................13
RETIREMENT...................................................................17
SALES LOAD.................................................................4,15
SALES REPRESENTATIVES........................................................24
SEPARATE ACCOUNT...........................................................6,10
SEPARATION FROM SERVICE......................................................17
SUMMARY.....................................................................6-7
SYSTEMATIC TERMINATION.................................................12-13,16
SYSTEMATIC WITHDRAWAL INCOME PROGRAM......................................14,22
TAX-SHELTERED ANNUITY CONTRACT.................10,12,14,16,17,18,22,25,26,27,28
TAXES.....................................................................25-28
  403(a) Contract.........................................................27,28
  General--all markets....................................................25-26
  Keogh Contracts............................................................27
  PEDC Contract...........................................................27,28
  TSA Contracts...........................................................26,28
TELEPHONE REQUESTS........................................................14,20
TEXAS OPTIONAL RETIREMENT PROGRAM............................................14
TOTAL OPERATING EXPENSES......................................................4
TRANSFERS...............................................................6,13-14
VALUATION PERIOD.............................................................13
VOTING RIGHTS................................................................23
WITHDRAWALS..................................................................13
YIELD........................................................................24

                                    B-PPA-32

      REQUEST FOR A STATEMENT OF ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc. and
    Calvert Responsibly Invested Balanced Portfolio

[_] I have changed my address. My CURRENT address is:


                            Name:
-------------------------        ----------------------------------------------
    (Contract Number)
                         Address:
                                 ----------------------------------------------


-------------------------        ----------------------------------------------
       (Signature)                                                      zip


 METROPOLITAN LIFE INSURANCE COMPANY
 ATTN: MICHELLE FOX
 RETIREMENT AND SAVINGS CENTER
 72 EAGLE ROCK AVENUE
 EAST HANOVER, NJ 07936

                                              Preference Plus(R)Account
                                              Prospectus
                                                Tax Sheltered Annuities
                                                Qualified Annuity Plans under
                                                 Section 403(a) of the Internal
                                                 Revenue Code
                                                Public Employee Deferred
                                                 Compensation
                                                Keogh

                                              ----------------------------------







                                              ----------------------------------
                                              May 1, 1995



                                                  [LOGO OF METLIFE APPEARS HERE]
                                                  Retirement & Savings Center




                    If you need further information, please
                      contact your sales representative
                              or call toll free:

                                1-800-553-4459

                  Mailer Prospectus (0595) Printed in U.S.A.

                                9404406 (0495)

          Preference Plus(R) Account Prospectus

             Enhanced Contracts andEnhanced Income Annuities




          May 1, 1995


                                                  [LOGO OF METLIFE APPEARS HERE]
                                                          Retirement & Savings
                                                          Center

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                           ENHANCED PREFERENCE PLUS
                            GROUP ANNUITY CONTRACTS

                                   ISSUED BY
                                 METROPOLITAN
                            LIFE INSURANCE COMPANY

  This Prospectus describes group Enhanced Preference Plus Contracts ("Enhanced Contracts") and group Enhanced Preference Plus Income Annuities ("Enhanced Income Annuities").

  Group Enhanced Contracts and Enhanced Income Annuities may only be purchased through your employer, or a group, association or trust of which you are a member or participant.

  You decide where your purchase payments are directed. The choices depend on what is available under your Enhanced Contract or Enhanced Income Annuity and may include the Fixed Interest Account, and, through Metropolitan Life Separate Account E, the Income, Diversified, Stock Index, Growth, Aggressive Growth and International Stock Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund").

  The Prospectus for the Metropolitan Fund is attached to the back of your Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUS FOR THE METROPOLITAN FUND, WHICH CONTAINS ADDITIONAL INFORMATION AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

       THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

  The Prospectus sets forth concisely information about the Enhanced Contracts and Enhanced Income Annuities and Separate Account E that you should know before investing. Additional information about the Enhanced Contracts and Enhanced Income Annuities and Separate Account E has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference and which is available upon request without charge from Metropolitan Life Insurance Company, Retirement and Savings Center, 72 Eagle Rock Avenue, East Hanover, NJ 07936 Attention:
Michelle Fox. Inquiries may be made to Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010, Attention: Retirement and Savings Center. The table of contents of the Statement of Additional Information appears on page C-PPA-29.

  The date of this Prospectus and of the Statement of Additional Information is May 1, 1995.

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
INDEX OF SPECIAL TERMS................................................. C-PPA- 3
TABLE OF EXPENSES...................................................... C-PPA- 4
SUMMARY................................................................ C-PPA- 6
ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION.................. C-PPA- 8
FINANCIAL STATEMENTS................................................... C-PPA- 9
OUR COMPANY AND THE SEPARATE ACCOUNT................................... C-PPA-10
THE ENHANCED CONTRACTS DESCRIBED IN THIS PROSPECTUS.................... C-PPA-10
  YOUR INVESTMENT CHOICES.............................................. C-PPA-10
  PURCHASE PAYMENTS.................................................... C-PPA-11
  DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT............ C-PPA-12
  WITHDRAWALS AND TRANSFERS............................................ C-PPA-13
  DEDUCTIONS AND CHARGES............................................... C-PPA-14
  EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES............................. C-PPA-15
  DEATH BENEFIT........................................................ C-PPA-17
  INCOME OPTIONS....................................................... C-PPA-17
ENHANCED INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS................. C-PPA-17
  ADMINISTRATION....................................................... C-PPA-18
  DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS.................... C-PPA-18
  TRANSFERS............................................................ C-PPA-19
  DEDUCTIONS AND CHARGES............................................... C-PPA-19
OTHER ENHANCED CONTRACT AND ENHANCED INCOME ANNUITY PROVISIONS......... C-PPA-21
TAXES.................................................................. C-PPA-24
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........... C-PPA-29
APPENDIX............................................................... C-PPA-30
INDEX.................................................................. C-PPA-31

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. METLIFE DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED PROSPECTUS OR ANY SUPPLEMENT THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY METLIFE.

                                    C-PPA-2

                             INDEX OF SPECIAL TERMS

   TERMS                                                                  PAGE
   -----                                                                --------
Account Balance........................................................ C-PPA- 6
Accumulation Units..................................................... C-PPA-12
Annuity Units.......................................................... C-PPA-18
Assumed Investment Rate................................................ C-PPA-19
Contract Year.......................................................... C-PPA-12
Designated Office...................................................... C-PPA-11
Early Withdrawal Charge................................................ C-PPA-15
Enhanced Contracts..................................................... C-PPA- 1
Enhanced Income Annuities.............................................. C-PPA- 1
Experience Factor...................................................... C-PPA-13
Free Corridor.......................................................... C-PPA-15
Enhanced Preference Plus Contracts..................................... C-PPA- 1
Enhanced Preference Plus Income Annuities.............................. C-PPA- 1
Separate Account....................................................... C-PPA- 6
Systematic Termination................................................. C-PPA-16
Systematic Withdrawal Income Program................................... C-PPA-14
Valuation Period....................................................... C-PPA-12

                                    C-PPA-3

   TABLE OF EXPENSES--ENHANCED PREFERENCE PLUS CONTRACTS AND ENHANCED INCOME
                                   ANNUITIES

  The following table illustrates Separate Account, Metropolitan Fund expenses for the fiscal year ending December 31, 1994:

CONTRACTOWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS
 CURRENTLY OFFERED
 Sales Load Imposed on Purchases...................................    None
 Deferred Sales Load............................................... From 0% to
   (as a percentage of the purchase payment funding the withdrawal    7%(a)
    during the accumulation period)
 Exchange Fee......................................................    None
 Surrender Fee.....................................................    None
ANNUAL CONTRACT FEE................................................    None
SEPARATE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average account value)
 General Administrative Expenses Fee...............................   .20%(b)
 Mortality and Expense Risk Fee....................................   .75%(b)
 Total Separate Account Annual Expenses............................   .95%
METROPOLITAN FUND ANNUAL EXPENSES
   (as a percentage of average net assets)

                                                    MANAGEMENT    OTHER
                                                       FEES    EXPENSES(C) TOTAL
                                                    ---------- ----------- -----
 Income Portfolio..................................    .25         .10      .35
 Diversified Portfolio.............................    .25         .07      .32
 Stock Index Portfolio.............................    .25         .08      .33
 Growth Portfolio..................................    .25         .07      .32
 Aggressive Growth Portfolio.......................    .75         .07      .82
 International Stock Portfolio.....................    .75         .29*    1.04

 * Includes .14 in taxes

EXAMPLE

If you surrender your Contract at the end of the
 applicable time period:
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on as-  1 YEAR 3 YEARS 5 YEARS 10 YEARS
  sets:                                           ------ ------- ------- --------
   Income Division...............................  $76     $86     $98     $158
   Diversified Division..........................   76      85      96      154
   Stock Index Division..........................   76      85      97      155
   Growth Division...............................   76      85      96      154
   Aggressive Growth Division....................   81     101     123      210
   International Stock Division..................   83     108     135      233
If you annuitize at the end of the applicable
 time period or do not surrender your
 Contract(d):
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on as-
  sets:
   Income Division...............................  $13     $41     $72     $158
   Diversified Division..........................   13      41      70      154
   Stock Index Division..........................   13      41      71      155
   Growth Division...............................   13      41      70      154
   Aggressive Growth Division....................   18      56      97      210
   International Stock Division..................   20      63     108      233

                                    C-PPA-4

-------
(a) Under certain circumstances, the deferred sales load, termed the early withdrawal charge in this Prospectus (see "Deductions and Charges", page C-PPA-14) does not apply to 10% or 20% of the Account Balance. Under certain other circumstances, the deferred sales load does not apply at all.
(b) Although total Separate Account annual expenses will not exceed .95% of average account values for Enhanced Contracts, the allocation of these expenses between general administrative expenses and mortality and expense risk fees is only an estimate. (See "Deductions and Charges", page C-PPA-14.)
(c) Prior to May 16, 1993, MetLife paid all expenses of the Metropolitan Fund other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses.
(d) The annuity purchased must be a life annuity or one with a noncommutable duration of at least five years to avoid the early withdrawal charge (see "Exemptions from Early Withdrawal Charges", page C-PPA-15).

  The purpose of the above table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account and the Metropolitan Fund. It assumes that there are no other transactions. The Example is intended for illustrative purposes only; it should not be considered a representation of past or future expenses. Actual expenses may be higher or lower than those shown. Annuity taxes are not reflected in the table. See "Deductions and Charges", page C-PPA-14, for a more detailed description of the charges and expenses imposed upon the assets in the Separate Account.




                                    C-PPA-5

SUMMARY
 ................................................................................

THE USE OF CERTAIN TERMS IN THIS PROSPECTUS

  This Prospectus describes variable accumulation and income annuity contracts issued by Metropolitan Life Insurance Company ("MetLife", "we", "us" or "our"). The term "Enhanced Contracts" and "Enhanced Income Annuities" also includes certificates issued under certain group arrangements. Enhanced Income Annuities are described separately beginning on page C-PPA-17. "You" as used in this Prospectus means the participant or annuitant for whom money is invested in an Enhanced Contract or Enhanced Income Annuity. Under the Enhanced Contracts issued for Keogh Plans, the trustee retains all rights to control the money under the Enhanced Contract. For these Contracts, where we refer to giving instructions or making payments to us, "you" means such trustee.

YOUR INVESTMENT CHOICES (PAGES C-PPA 10-11).

  Each of the Enhanced Contracts offers an account under which we guarantee specified interest rates for specified periods (the "Fixed Interest Account"). This Prospectus does not describe that account and will mention the Fixed Interest Account only where necessary to explain how the "Separate Account" works. Each Enhanced Contract also offers a choice of investment options under which values can go up or down based upon investment performance. See "Determining the Value of Your Separate Account Investment," page C-PPA-12, for a description of accumulation units and how these values are determined based upon investment performance.

  This Prospectus describes only the investment options available through a "Separate Account" as distinct from the Fixed Interest Account.

  A SUMMARY OF THE INVESTMENT OBJECTIVES OF THE INVESTMENT CHOICES APPEARS ON PAGES C-PPA 10-11. A MORE COMPLETE DESCRIPTION OF THE INVESTMENT CHOICES IS FOUND IN THE METROPOLITAN SERIES FUND, INC. PROSPECTUS, WHICH IS LOCATED IN THE BACK OF THIS PROSPECTUS.

TAXES (PAGES C-PPA 24-27)

  A variable annuity receives special treatment under the federal income tax laws. Please refer to the pages above for information concerning how the federal tax laws affect purchase payments and withdrawals in each particular tax "market."

PURCHASE PAYMENTS; TRANSFERS (PAGES C-PPA 11-12; C-PPA 13-14)

  The Enhanced Contracts allow you to make new purchase payments, to transfer money among investment options and between the Separate Account and the Fixed Interest Account, and to withdraw monies credited to you ("Account Balance"). (See "Withdrawals and Transfers," page C-PPA-13.) Restrictions and early withdrawal charges may apply to withdrawals, depending on the circumstances and what Enhanced Contract you are in. (See "Withdrawals and Transfers," page C-PPA-13, and "Deductions and Charges," page C-PPA-14.)

DEDUCTIONS AND CHARGES (PAGES C-PPA 14-15)

  Your Enhanced Contract is subject to various charges.

  Annual Enhanced Contract Fees: There is no annual Enhanced Contract fee. (There is a $20 annual Enhanced Contract fee imposed on certain Fixed Interest Account balances.)

  General Administrative Expenses and Mortality and Expense Risks: .95% on an annual basis.

  Early Withdrawal Charge: A declining charge of up to 7% on amounts for the first seven years after each purchase payment is received.

  Metropolitan Series Fund, Inc.: Management fees and other expenses.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES (PAGES C-PPA 15-17)

  A withdrawal or transfer may not result in an early withdrawal charge. Provisions are more fully described within this Prospectus. A summary appears below.

(a) Withdrawals or Transfers without a Charge for All Markets including the Enhanced Individual Retirement Annuities and Enhanced Non-Qualified
    Markets:

    Item 1--Transfers among investment divisions or to the Fixed Interest
    Account

    Item 2--Withdrawals that represent purchase payments made over seven years ago

    Item 3--Free Corridor

    Item 4--"Free Look"

    Item 5--Certain Income Annuities

    Item 6--Death Benefit (except Enhanced unallocated Keogh)

    Item 7--Mandated Withdrawals under Federal law

    Item 10--Retirement

    Item 11--Separation from Service

                                    C-PPA-6

(b) Withdrawals or Transfers Without a Charge for the Enhanced unallocated Keogh Market--(in addition to (a) above):

    Item 8--Systematic Withdrawal

    Item 9--Disability

    Item 12--Plan Termination

    Item 13--Hardship

    Item 14--Pre-Approved Investment Vehicles

DEATH BENEFIT (PAGE C-PPA-17)

  Each Enhanced Contract (other than the Enhanced unallocated Keogh Contract) offers a death benefit that guarantees certain payments in case of your death even if account values have fallen below that amount.

INCOME ANNUITIES (PAGE C-PPA-17)

  You may use your money to obtain payments guaranteed for life or for certain other periods (an annuity). These payments may be either for specified, fixed amounts or for amounts that can go up or down based on the investment performance of a choice of investment options in the Separate Account ("variable income option"). You may purchase an Enhanced Income Annuity if you did not have an Enhanced Contract during the accumulation period. Your Enhanced Income Annuity is subject to various charges. (See "Enhanced Income Annuities-- Deductions and Charges," page C-PPA-19.)

                                    C-PPA-7

             ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

  The following information has been derived from the Separate Account's full financial statements, which statements are annually audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing with the full financial statements and related notes in the Statement of Additional Information or as previously stated in earlier reports.



                                              ACCUMULATION     ACCUMULATION  NUMBER OF ACCUMULATION
                                               UNIT VALUE     UNIT VALUE END   UNITS END OF YEAR
  ENHANCED PREFERENCE PLUS CONTRACTS   YEAR BEGINNING OF YEAR    OF YEAR         (IN THOUSANDS)
  ----------------------------------   ---- ----------------- -------------- ----------------------
  Income
   Division                            1994      $25.83           $24.79              125
                                       1993       23.43            25.83              151
                                       1992       22.12            23.43                0
                                       1991       19.02            22.12                0
                                       1990       17.91(a)         19.02                0
  Diversified
   Division                            1994       20.51            19.69              341
                                       1993       18.36            20.51              360
                                       1992       16.93            18.36               50
                                       1991       13.68            16.93                0
                                       1990       14.34(a)         13.68                0
  Stock Index
   Division                            1994       15.04            15.07              432
                                       1993       13.86            15.04              399
                                       1992       13.02            13.86               12
                                       1991       10.13            13.02                0
                                       1990       10.85(a)         10.13                0
  Growth Divi-
   sion                                1994       30.85            29.57              296
                                       1993       27.22            30.85              258
                                       1992       24.63            27.22                5
                                       1991       18.67            24.63                0
                                       1990       21.66(a)         18.67                0
  Aggressive
   Growth                              1994       27.05            26.29              189
  Division                             1993       22.26            27.05              163
                                       1992       20.37            22.26                1
                                       1991       12.35            20.37                0
                                       1990       14.85(a)         12.35                0
  International
   Stock                               1994       13.84            14.40              446
  Division                             1993        9.45            13.84              339
                                       1992       10.63             9.45                1
                                       1991       10.00(b)         10.63                0

   In addition to the above mentioned Accumulation Units, there are cash reserves of $129,639 at December 24, 1994 applicable to Income Annuities receiving annuity payouts.


(a) Inception Date July 2, 1990
(b) Inception Date July 1, 1991

                                    C-PPA-8

                                 (CHART #2-EPP)



FINANCIAL STATEMENTS

  The financial statements for the Separate Account and MetLife are in the Statement of Additional Information and are available upon request from MetLife.


                                    C-PPA-9

OUR COMPANY AND THE SEPARATE ACCOUNT
 ...............................................................................

WHO IS METLIFE?

  We are a mutual life insurance company whose principal office is at One Madison Avenue, New York, N.Y. 10010. We were formed in 1868 in New York and operate as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. We have over $163 billion in assets under management and serve one out of every six Americans.

WHAT IS THE SEPARATE ACCOUNT?

  We organized the Separate Account on September 27, 1983. It is an investment account that we maintain separate from our other assets. It is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. All income, gains and losses, whether or not realized, from the Separate Account's assets are credited to or charged against the Separate Account, without regard to our other business. In other words, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. Our obligation to honor all of our promises under the Enhanced Contracts and Enhanced Income Annuities is not limited by the amount of assets in the Separate Account.

THE ENHANCED CONTRACTS DESCRIBED IN THIS PROSPECTUS
 ...............................................................................

WHAT ARE THE ENHANCED CONTRACTS?

  The Enhanced Contracts offer you the choice of an account which pays interest guaranteed by MetLife (the Fixed Interest Account) or an account offering a range of investment choices where performance is not guaranteed. The Enhanced Contracts are called "annuities" since they offer a variety of payment options, including guaranteed income for life.

  We offer many types of Preference Plus Contracts to meet your individual needs. These include contracts meeting the tax requirements under the following provisions of the Internal Revenue Code ("Code"): (1) Individual Retirement Annuities (IRAs) under (S)408(b); (2) Simplified Employee Pensions
(SEPs) under (S)408(k); (3) Tax Sheltered Annuities (TSAs) under (S)403(b);
(4) Public Employee Deferred Compensation (PEDC) under (S)457; (5) Keogh plans under (S)401; (6) Qualified Annuity Plans (403(a)) under (S)403(a); and (7) Tax Deferred Annuities (Non-Qualified) under (S)72. Our contracts may be individual or group (offered to an employer, association, trust or other group for its employees, members or participants). Group contracts may be issued to a bank which does nothing but hold them as contractholder. Contracts are either allocated (we keep records of your Account Balance) or unallocated (we keep Account Balance records only for the plan as a whole). Some Contracts ("Enhanced Contracts") have a reduced mortality and expense risk charge as a result of reduced administration expenses.

  This Prospectus describes the following Enhanced Contracts: IRAs, unallocated Keogh and Non-Qualified.

  The Prospectus will occasionally refer to the Fixed Interest Account. However, this Prospectus does not describe that account.

MAY THE ENHANCED CONTRACTS BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. If your purchase payments are made under a retirement plan, the Enhanced Contract may provide that all or some of your rights as described in this Prospectus are subject to the terms of the plan. You should consult the plan document to determine whether there are any provisions under your plan which may limit or affect the exercise of your rights under the Enhanced Contract. Rights that may be affected include those concerning purchase payments, withdrawals, transfers, the death benefit and income annuity types. For example, if part of your Account Balance represents non-vested employer contributions, you may not be permitted to withdraw these amounts and the early withdrawal charge calculations may not include all or part of the employer contributions. The Enhanced Contract may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. The Enhanced Contract may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. Your Enhanced Contract will indicate under what circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

YOUR INVESTMENT CHOICES
 ...............................................................................

WHAT ARE THE INVESTMENT CHOICES AND HOW DO WE PROVIDE THEM?

  The investment choices are provided through our Separate Account. Divisions available for new investments are the Income, Diversified, Stock Index, Growth, Aggressive Growth, and International Stock Divisions. Your employer, association or group may have limited the number of available divisions. Your Enhanced Contract will indicate what divisions were available to you

                                   C-PPA-10
when we issued it. We may add or eliminate divisions for some or all persons.

  The divisions do not invest directly in stocks, bonds or other investments. Instead they buy and sell shares of mutual fund portfolios that in turn do the investing. The portfolios are part of the Metropolitan Fund as shown on page 1. No sales or redemption charges apply to our purchase or sale through the Sepa-rate Account of these mutual fund shares. These mutual funds are available only through the purchase of annuities and life insurance policies and are never sold directly to the public. These mutual funds are "series" types of funds registered with the Securities and Exchange Commission as "diversified open-end management investment companies" under the 1940 Act. Each division invests in shares of a comparably named portfolio.

  A summary of the investment objectives of the currently available portfolios is as follows:

Income Portfolio: To achieve the highest possible total return, by combining current income with capital gains, consistent with prudent investment risk and preservation of capital, by investing primarily in fixed-income, high-quality debt securities.

Diversified Portfolio: To achieve a high total return while attempting to limit investment risk and preserve capital by investing in equity securities, fixed-income debt securities, or short-term money market instruments, or any combination thereof, at the discretion of State Street Research & Management Company (a subsidiary of ours).

Stock Index Portfolio: To equal the performance of the Standard & Poor's 500 composite stock price index (adjusted to assume reinvestment of dividends) by investing in the common stock of companies which are included in the index.

Growth Portfolio: To achieve long-term growth of capital and income, and moderate current income, by investing primarily in common stocks that are believed to be of good quality or to have good growth potential or which are considered to be undervalued based on historical investment standards.

Aggressive Growth Portfolio: To achieve maximum capital appreciation by investing primarily in common stocks (and equity and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies, undervalued securities or special situations.

International Stock Portfolio: To achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-United States companies.

  Each of the currently available Metropolitan Fund portfolios pays us, the investment manager of the Metropolitan Fund, an investment management fee equivalent to an annual rate of .25% of the average daily value of the aggregate net assets of the portfolio (except that the Aggressive Growth and International Stock Portfolios pay a fee of .75% of the average daily value of its aggregate net assets). For providing us with sub-investment management services, according to a contract between us and State Street Research & Management Company ("State Street Research"), one of our subsidiaries, we pay fees to State Street Research for the Income, Diversified, Growth and Aggressive Growth Portfolios. For providing us with sub-investment management services, according to a contract between us and GFM International Investors, Ltd. ("GFM"), our subsidiary, we pay fees to GFM for the International Stock Portfolio. Sub-investment management fees are solely our responsibility, not that of the Metropolitan Fund.

  The Metropolitan Fund is more fully described in its prospectus and the Statement of Additional Information that the prospectus refers to. The Metropolitan Fund's prospectus is attached at the end of this prospectus. The Statement of Additional Information is available upon request.

  See "The Fund and its Purpose," in the prospectus for the Metropolitan Fund for a discussion of the different separate accounts of MetLife and Metropolitan Tower Life Insurance Company that invest in the Metropolitan Fund and the risks related to that arrangement.

PURCHASE PAYMENTS
 ................................................................................

ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?

  Yes. All purchase payments and all requests you may have concerning the Enhanced Contracts, like a change in beneficiary, should be sent to our "Designated Office". We will provide you with the address for this office. All checks should be payable to "MetLife". You can also make certain requests by telephone. In order to have a purchase payment credited to you, we must receive it and completed documentation. We will provide the appropriate forms. Under certain group Enhanced Contracts, your employer or the group of which you are a participant or member must also identify you to us on their reports to us and tell us how your purchase payments should be allocated among the investment divisions and the Fixed Interest Account.


                                    C-PPA-11

  Your first purchase payment is normally credited to you within two days of receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and tell you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem can be remedied. If you do not agree, your purchase payment will be returned immediately.

  For Enhanced Non-Qualified Contracts, your purchase payments may also be made "automatically" through procedures that we call "MetroMatic" and "check-o-matic". With "MetroMatic", your employer deducts an amount from your salary and makes the purchase payment for you. With "check-o-matic", your bank deducts monies from your bank checking account and makes the purchase payment for you.

  Purchase payments, including "check-o-matic" payments, are effective and valued as of 4:00 p.m., New York City time, on the day we receive them at our Designated Office, except (1) when they are received on a day when the accumulation unit value (which will be discussed later in this Prospectus) is not calculated or (2) when they are received after 4:00 p.m., New York City time. In those cases, the purchase payments will be effective the next day the accumulation unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  There is no minimum purchase payment except for the Enhanced unallocated Keogh Contract. For the Enhanced unallocated Keogh Contract, each purchase payment must be at least $2,000, and total purchase payments must be at least $15,000 for the first Contract Year. (Depending on underwriting and plan requirements, Contract Year for the first year is the first three to fifteen month period the Contract is in force; thereafter, it is each subsequent twelve month period.) During subsequent Contract Years, total purchase payments made under the Enhanced unallocated Keogh Contract must be at least $5,000.

  We may reject purchase payments over $500,000. Your purchase payments may also be limited by the federal tax laws.

HOW ARE PURCHASE PAYMENTS ALLOCATED?

  You decide how a purchase payment is allocated among the Fixed Interest Account and the investment divisions of the Separate Account available to your Enhanced Contract. Changes of allocation for new purchase payments will be made upon receipt of your notification to us of the changes. You may also specify a day as long as it is within 30 days after we receive the request.

ARE THERE ANY LIMITS ON SUBSEQUENT PURCHASE PAYMENTS?

  You may generally make purchase payments at any time before the date income payments begin except as limited by the tax laws. You may not make purchase payments after you have made a withdrawal based on termination of employment under the Enhanced unallocated Keogh Contract or retirement under certain Enhanced Contracts. No additional purchase payments may be made after commencement of a systematic termination (from both the Fixed Interest and Separate Accounts), described below, until we receive written notice that you request cancellation of the systematic termination. You may continue to make purchase payments while you receive Systematic Withdrawal Income Program payments, as described later in this Prospectus, except if purchase payments are made through "MetroMatic", "check-o-matic", salary reduction or salary deduction.

DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT
 ...............................................................................

WHAT IS AN ACCUMULATION UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "accumulation units". When you make purchase payments or transfers into an investment division, you are credited with accumulation units. When you request a withdrawal or a transfer of money from an investment division, accumulation units are liquidated. In either case, the number of accumulation units you gain or lose is determined by taking the amount of the purchase payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs. For example, if an accumulation unit is $10.00 and a $500 purchase payment is made, the number of accumulation units purchased is 50 ($500 divided by $10 = 50). We calculate accumulation units separately for each investment division of the Separate Account.

HOW IS AN ACCUMULATION UNIT VALUE CALCULATED?

  We calculate the value of accumulation units once a day on every day the New York Stock Exchange is open for trading. We call the time between the calculation of an accumulation unit and the next accumulation unit calculation the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments, transfers and withdrawals are valued as of the end of the Valuation Period during which
                                   C-PPA-12
the transaction occurred. The value of accumulation units can go up or down and is derived from the investment performance of each of the portfolios. If the investment performance, after payment of Separate Account expenses is positive, accumulation unit values will go up. Conversely, if the investment performance, after payment of Separate Account expenses is negative, they will go down.

   We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying portfolios. The experience factor is calculated as of the end of each Valuation Period as follows: We take the net asset value per share of the underlying portfolio, add the per share amount of any dividend or capital gain distribution paid by the portfolio during the current Valuation Period, and subtract any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a percentage that reflects investment performance. We then subtract a charge not to exceed .000025905 (an effective annual rate of .95%) for Enhanced Contracts for each day in the Valuation Period. This charge is to cover the general administrative expenses and the mortality and expense risks we assume under the Enhanced Contracts.

  To calculate an accumulation unit value we multiply the experience factor for the period since the last calculation by the last previously calculated accumulation unit value. We then add this to the prior accumulation unit value. For example, if the last previously calculated accumulation unit value is $12.00 and the experience factor for the period was .05, the new accumulation unit value is $12.60 ($12.00 X .05 = $.60; $.60 + $12.00 =
$12.60). On the other hand, if the experience factor was -.05, the new accumulation unit value is $11.40 ($12.00 x (.05) = $(.60); $12.00 - $.60 =
$11.40).

WITHDRAWALS AND TRANSFERS
 ...............................................................................

CAN YOU MAKE WITHDRAWALS AND TRANSFERS?

  Yes. You may either withdraw all or part of your Account Balance from the Enhanced Contract or transfer it from one investment division to another or to the Fixed Interest Account.

  Withdrawals must be at least $500 (or the Account Balance, if less). You may make an unlimited number of transfers. Your request must tell us the percentage or dollar amount to be withdrawn or transferred. If we agree, you may also submit an authorization directing us to make transfers on a continuing periodic basis from one investment division to another or to the Fixed Interest Account. We may require that you maintain a minimum Account Balance in an investment division from which you desire to make transfers upon this authorization.

WHEN WILL WE MAKE WITHDRAWALS OR TRANSFERS?

  Generally, as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and pay the death benefit instead. If the withdrawal is made to provide income payments, it will be made as of the end of the Valuation Period ending most recently before the date the income annuity is purchased.

WILL WE MAKE PAYMENTS DIRECTLY TO OTHER INVESTMENTS ON A TAX-FREE BASIS?

  Generally yes, if you so request, but only if all applicable requirements of the Code are met, and we receive all information necessary for us to make the payment.

CAN YOU MAKE TRANSFERS BY TELEPHONE?

  Yes. You can make transfer requests by telephone unless prohibited by state law. Except for the Enhanced unallocated Keogh Contract, if we agree and you complete the form we supply to you, you may also authorize your sales representative to make a transfer request on your behalf by telephone. Whether you have your sales representative make transfer requests or you make the transfer request by telephone yourself, you are authorizing us to act upon the telephone instructions of any person purporting to be you or, if applicable, your sales representative, assuming our procedures have been followed, to make transfers from both your Fixed Interest and Separate Account Balances. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. All telephone calls requesting a transfer will be recorded. You (or the sales representative) will be asked to produce your personalized data prior to our initiating any requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transfer. Neither we nor the Separate Account will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be genuine. In the unlikely event that you have trouble reaching us, requests should be made to the Designated Office.

                                   C-PPA-13

CAN YOU MAKE SYSTEMATIC WITHDRAWALS?

  Yes. If we agree and, if approved in your state, for Enhanced IRA Contracts, you may request us to make "automatic" withdrawals for you on a periodic basis through our Systematic Withdrawal Income Program ("SWIP"). SWIP payments are not payments made under an income option or under an income annuity, as described later in this Prospectus. You may choose to receive SWIP payments for either a specific dollar amount or a percentage of your Account Balance. You must meet certain total Account Balance minimums to initiate SWIP payments. Each SWIP payment must be at least $50. Your payment date is the date you specify, if we receive your request at least 10 days prior to the initial payment date. Otherwise, payments will commence 30 days from the date you specify. If you do not specify a payment date, payments will commence 30 days from the date we receive your request. The date of the first SWIP payment is your SWIP anniversary date. Requests to commence SWIP payments may not be made by telephone. Changes to the specified dollar amount or percentage or to alter the timing of payments may be made once a year. Requests for such changes must be made at least 30 days prior to the SWIP anniversary date. You may cancel your SWIP request at anytime by telephone or by writing us at the Designated Office.

FROM WHAT INVESTMENT DIVISIONS WILL WITHDRAWALS BE MADE FOR SWIP PAYMENTS?

  Depending on your Enhanced IRA Contract, each SWIP payment will be taken on a prorata basis from either (1) the Fixed Interest Account and each investment division of the Separate Account in which you then have an Account Balance or
(2) only from each investment division of the Separate Account in which you then have an Account Balance. If your total Account Balance is insufficient to make a requested SWIP payment, the remaining Account Balance will be paid to you.

WILL YOU PAY AN EARLY WITHDRAWAL CHARGE (SALES LOAD) WHEN YOU RECEIVE A SWIP PAYMENT?

  For purposes of the early withdrawal charge, SWIP is characterized as a single withdrawal made in a series of payments over a twelve month period. If SWIP payments comprise the first withdrawal of the Contract Year and are within the 10% "free corridor", calculated for this purpose as 10% of the Account Balance on the SWIP anniversary date, all SWIP payments will not be subject to an early withdrawal charge. SWIP payments in excess of the 10% free corridor and SWIP payments that comprise the second or later withdrawal of the Contract Year will be subject to an early withdrawal charge unless the payments are from other amounts to which an early withdrawal charge no longer applies. See "Deductions and Charges" immediately below.

  SWIP payments are treated as withdrawals for federal income tax purposes. All or a portion of the amounts withdrawn under SWIP will be subject to federal income tax and, if you are under age 59 1/2, tax penalties may still apply. See "Taxes", pages C-PPA 24-27.

DEDUCTIONS AND CHARGES
 ................................................................................

ARE THERE ANNUAL ENHANCED CONTRACT CHARGES?

  There are no Separate Account annual Enhanced Contract charges.

WHAT ARE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND MORTALITY AND EXPENSE RISKS AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that Enhanced Contract purchasers and participants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. We also bear the risk that the guaranteed death benefit we pay for Enhanced allocated Contracts will be larger than the Account Balance. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Enhanced Contracts will be greater than we estimated.

  These charges do not reduce the number of accumulation units credited to you. These charges are calculated and paid every time we calculate the value of accumulation units. (See "How is an accumulation unit value calculated?" above.)

  As a result of reduced administrative expenses associated with Enhanced Contracts, the sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed .95% of the average value of the assets in each investment division. Of this charge, we estimate that .20% is for administrative expenses and .75% is for mortality and expense risks.

  During 1994, these charges were $33,979,138 for all contracts in Separate Account E.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES AND WHEN ARE THEY PAID?

  Some jurisdictions tax what is called "annuity considerations." These may include purchase payments, account balances and death benefits. We currently do not deduct any monies from purchase payments, account balances or death benefits to pay these taxes in most jurisdictions. Our practice generally is to deduct money to pay annuity taxes only when you

                                    C-PPA-14
purchase an income annuity. In the jurisdictions of Pennsylvania, South Dakota and Washington, D.C., we may deduct money to pay annuity taxes on lump sum withdrawals or when you purchase an income annuity. We may deduct an amount to pay annuity taxes sometime in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

  A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page C-PPA-30.

WHAT IS THE EARLY WITHDRAWAL CHARGE (SALES LOAD)?

  The following paragraphs describe how the early withdrawal charge is determined. The early withdrawal charge reimburses us for our costs in selling the Enhanced Contracts. We may use any of our profits derived from mortality and expense risk charges to pay for any of our costs in selling the Enhanced Contracts that exceed the revenues generated by the early withdrawal charge. However, we believe that our sales expenses may exceed revenues generated by the early withdrawal charge and, in such event, we will pay such excess out of our surplus.

  To determine the early withdrawal charge for the Enhanced Contracts, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and what account or investment division the withdrawal is actually coming from. To do this, we first assume that your withdrawal is from amounts (other than earnings) that can be withdrawn without an early withdrawal charge, then from other amounts (other than earnings) and then from earnings, each on a "first-in-first-out" basis. Once we have determined the amount of the early withdrawal charge, we will actually withdraw it from each investment division in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

  For partial withdrawals from an investment division, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown below. Then we will make the payment directed, and withdraw the early withdrawal charge from that investment division.

  For a full withdrawal from an investment division we multiply the amount to which the withdrawal charge applies by the percentage shown below, keep the result as an early withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal from an investment division if your Account Balance in that investment division is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

  For the Enhanced Contracts, withdrawal charges are imposed on amounts (other than earnings) for the first seven years after the purchase payment is received as shown in the table below.

                         DURING PURCHASE PAYMENT YEAR

                                                                                                  [8 &
   1          2             3             4             5             6             7            BEYOND]
  7%          6%            5%            4%            3%            2%            1%              0%


  As required by the federal securities laws, your total early withdrawal charges will never exceed 9% of all your purchase payments applied to the investment divisions to the date of the withdrawal. As a result of the reduced sales costs associated with certain Enhanced Preference Plus Contracts, no early withdrawal charges from the Separate Account are deducted for withdrawals under those Enhanced Contracts. When no allocations or transfers are made to the Separate Account except in connection with the Equity GeneratorSM investment strategy, withdrawal charges will be calculated as described above, but the charge imposed will not exceed earnings.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES
 ...............................................................................

CAN YOU MAKE WITHDRAWALS OR TRANSFERS WITHOUT EARLY WITHDRAWAL CHARGES?

  Yes. There are several types of withdrawals that will not result in an early withdrawal charge to you. Tax penalties may still apply and the amounts withdrawn may also be subject to federal income tax, see "Taxes", pages C-PPA-24-27. We may require proof satisfactory to us that any necessary conditions have been met.

  The following describes the situations where we do not impose an early withdrawal charge:

  1. Transfers made among the investment divisions of the Separate Account or to the Fixed Interest Account.

  2. Withdrawals that represent purchase payments made over seven years ago.

  3. A "free corridor" withdrawal described below. Depending on your Enhanced Contract, the free corridor percentage may either be taken in an unlimited number of partial withdrawals (for each withdrawal we calculate the percentage it represents of your Account Balance and whenever the total of such percentages exceeds the

                                   C-PPA-15
specified percentage the early withdrawal charge applies) or as part of the first withdrawal from your Account Balance during the Contract Year. In either case the free corridor is the greater of the percentage described below or amounts which are not subject to an early withdrawal charge. For the Enhanced unallocated Keogh and certain Enhanced Contracts, the free corridor is in addition to any amounts which are not subject to an early withdrawal charge as described in items 4-14 below, except for amounts which are exempted pursuant to Systematic Termination, described in item 8 below.

   (a) For the Enhanced unallocated Keogh, you can withdraw up to 20% of your Account Balance during each Contract Year.

   (b) For certain Enhanced IRA and Non-Qualified Contracts, you can withdraw up to 10% of your Account Balance during each Contract Year. For other Enhanced IRA and Non-Qualified Contracts, you can withdraw or transfer up to 10% of your Fixed Interest Account balance each Contract Year.

  4. "Free Look": You may cancel your Enhanced Contract within 10 days after you receive it by telling us in writing. We will then refund all of your purchase payments (however for Enhanced IRA and Non-Qualified Contracts issued to you in New York, Illinois, Minnesota and Pennsylvania we will instead pay you your Account Balance). If you purchased your Contract by mail, you may have more time to return your Contract.

  5. You purchase an income annuity from us for life or a noncommutable period of five years or more.

  6. You die before any income payments have been made and we pay your beneficiary a death benefit.

  7. The withdrawal is required to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to the Enhanced Contracts.

  8. Systematic Termination: For the Enhanced unallocated Keogh Contract, a total withdrawal ("Systematic Termination") that is paid in annual installments of (1) 20% of your Account Balance upon receipt of your request (we will reduce this first installment by the amount of any previous partial withdrawals during the current Contract Year); (2) 25% of your then current Account Balance one year later; (3) 33 1/3% of your then current Account Balance two years later; (4) 50% of your then current Account Balance three years later; and (5) the remainder four years later. You may cancel remaining payments under a Systematic Termination at any time. However, if you again decide to take a full withdrawal, the entire Systematic Termination process starts over. If, after beginning a Systematic Termination, you decide to take your full withdrawal in amounts exceeding the percentages allowed, the excess amount withdrawn in any year is subject to the applicable withdrawal charges.

  9. Disability: For the Enhanced unallocated Keogh Contract, if you are totally disabled (as defined under the Federal Social Security Act) and you request a total withdrawal. For the Enhanced unallocated Keogh Contract that fund plans subject to the Employee Retirement Income Security Act of 1974, the definition of disability is also as defined under the Federal Social Security Act, unless defined in the plan.

  10. Retirement:

   (a) For certain Enhanced Contracts, if you retire and you are receiving retirement benefits from your employer's qualified plan.

   (b) For the Enhanced unallocated Keogh Contract, if there is a plan which defines retirement and you retire under such definition. If you are a "restricted" participant, as shown in the Enhanced Contract, you must have been a participant in the Enhanced Contract for the period stated in the Enhanced Contract.

  11. Separation from Service: For any Enhanced Contract, if your employment terminates. For the Enhanced unallocated Keogh Contract, if you are a "restricted" participant, as shown on the Enhanced Contract, you must also have been a participant in the Enhanced Contract for the period stated in the Enhanced Contract. For the Enhanced Non-Qualified Contract, you must also be eligible to receive retirement benefits.

  12. Plan Termination: For the Enhanced unallo- cated Keogh Contract, if your plan terminates and the Account Balance is "rolled over" into another annuity contract we issue.

  13. Hardship: For the Enhanced unallocated Keogh Contract, if you suffer an unforeseen hardship.

  14. Pre-Approved Investment Vehicles: For the Enhanced unallocated Keogh Contract, if you make a direct transfer to other investment vehicles we have pre-approved. For the Enhanced unallocated Keogh Contract, if you are a "restricted" participant, as shown in the Contract, and your Account Balance is "rolled over" to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.

                                   C-PPA-16

  15. Transfer from other MetLife Contracts: If you "roll-over" amounts from other MetLife contracts we designate, of the following two formulas we will apply the one that is more favorable to you: (1) treat our other contract and this Enhanced Contract as if they were one for purposes of determining when a purchase payment was made by crediting your purchase payments with the time you held them under our other contract prior to the time they were "rolled over" or
(2) subject the "rolled over" amounts to a withdrawal charge applied as described above in "What is the early withdrawal charge (sales load)?" as follows:

                          DURING PURCHASE PAYMENT YEAR

                                                                                                          [6 &
   1              2                     3                     4                     5                    BEYOND]
  5%              4%                    3%                    2%                    1%                       0


DEATH BENEFIT
 ................................................................................

WHAT IS THE DEATH BENEFIT?

  The death benefit is the greatest of (i) your Account Balance, (ii) your highest Account Balance as of the end of the calendar year in which the 5th, 10th, 15th and so on anniversary of the start of your uninterrupted participation in the Enhanced Contract occurs less any later partial withdrawals and any later annual Enhanced Contract charges withdrawn from the Fixed Interest Account and (iii) the total of all of your purchase payments less any partial withdrawals. There is no death benefit for the Enhanced unallocated Keogh Contract.

WHEN AND TO WHOM WILL THE DEATH BENEFIT BE PAID?

  The death benefit will not be paid until we receive proof of death and appropriate directions regarding the Account Balance. If we receive proof of death without any appropriate directions, we will take no action with regard to the Account Balance until we receive appropriate directions.

  You name the beneficiary under the Enhanced IRA and Non-Qualified Contracts. The death benefit is paid to the Keogh trustee under the Enhanced unallocated Keogh Contract.

  The payee may take a lump sum cash payment or use the death benefit (less any applicable annuity taxes) to purchase an income annuity from the types available under your Enhanced Contract.

INCOME OPTIONS
 ................................................................................

CAN METLIFE PROVIDE YOU WITH AN INCOME GUARANTEED FOR LIFE OR OFFER A WIDE CHOICE OF OTHER PERIODS?

  Yes. You may withdraw all or a portion of your Account Balance and use that money (less any annuity taxes that must be paid) to purchase an income annuity.

  You can receive income payments guaranteed for life on a monthly, quarterly, semiannual or annual basis. Non-life contingent annuities are available for various payout periods.

  Other life annuity options are available which have a refund feature or are guaranteed for a period of time and are life contingent afterwards. The amount of the initial payment under an income annuity must be at least $50 ($20 in Massachusetts).

  All provisions relating to income annuities are subject to the limitations imposed by the Code.

WHAT TYPES OF INCOME OPTIONS ARE AVAILABLE?

  Both fixed and variable income options are available. Under a fixed income option, we guarantee a specified, fixed payment, which will depend on the income option chosen, the age and sex of the annuitant and joint annuitant, if applicable, (except where unisex rates are required by law) and the amount of your total Account Balance. If a currently issued immediate annuity of the same type will provide greater income payments, the immediate annuity rates will be used.

  If you do not select an income option by the date the Enhanced Contract specifies, you have not withdrawn your entire Account Balance, and your Enhanced Contract was not issued under a retirement plan, you will be issued a life annuity with a ten (10) year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a fixed income option and your Separate Account Balance will be used to provide a variable income option.

  More information concerning the variable income option, including investment choices, determining the value of variable income payments, transfers, deductions and charges, variable income option types and taxes are discussed below under "Income Annuities."

ENHANCED INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS
 ................................................................................

WHAT ARE THE ENHANCED INCOME ANNUITIES?

  Enhanced Income Annuities provide you a series of payments which are based upon the investment performance of the Separate Account. The amount of the payment is not guaranteed. A portion of the payment may be fixed under a fixed income option guaranteed by MetLife's general account. You may purchase an Enhanced Income Annuity even if you did not have an Enhanced Contract during the accumulation period.

                                    C-PPA-17

  Income Annuities can be either group or individual and are offered as IRAs, SEPs, TSAs, PEDC, Keogh, 403(a) and Non-Qualified annuities. Some Income Annuities ("Enhanced Income Annuities") have a reduced mortality and expense risk charge as a result of reduced administration expenses.

  This Prospectus describes the following Enhanced Income Annuities: IRAs, unallocated Keogh and Non-Qualified.

MAY THE ENHANCED INCOME ANNUITY BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. Your Enhanced Income Annuity may provide that your choice of income types is subject to the terms of your retirement plan. Your Enhanced Income Annuity will indicate under what circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

WHAT ARE THE INVESTMENT CHOICES?

  The investment choices, provided through the Separate Account, are the Income, Diversified, Stock Index, Growth, Aggressive Growth and International Stock Divisions described earlier in this Prospectus under "Your Investment Choices." Your employer, association or group may have limited the number of available divisions. Your Enhanced Income Annuity will indicate what divisions were available to you when we issued it. We may add or eliminate divisions for some or all persons. You may choose up to four investment divisions to provide the variable income payment or up to three investment divisions if a fixed income option is also selected.

ADMINISTRATION
 ................................................................................

WHAT ADMINISTRATIVE DETAILS SHOULD YOU KNOW?

  Your purchase payment and all requests concerning Enhanced Income Annuities should be sent to our Designated Office. We will provide you with the address for this office. All checks should be payable to "MetLife." You can also make certain requests by telephone. In order to have the purchase payment for the Enhanced Income Annuity credited to you, we must receive your payment and complete documentation. We will provide the appropriate forms. Your employer, the trustee of the Keogh plan or the group of which you are an annuitant or member must also identify you to us on their reports and tell us how the purchase payment should be allocated among the investment divisions of the Separate Account and the fixed income option.

  Your purchase payment is normally credited to you within two days of receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the purchase payment. If the problem cannot be resolved by the fifth business day, we will notify you and tell you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem can be remedied. If you do not agree, your purchase payment will be returned immediately.

  Purchase payments are effective and valued as of 4:00 p.m., New York City time, on the day we receive them at our Designated Office, except (1) when they are received on a day when the annuity unit value (which will be discussed later in this Prospectus) is not calculated or (2) when they are received after 4:00 p.m., New York City time. In those cases, the payment will be effective the next day the annuity unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  Your purchase payment must be large enough to produce an initial income payment of at least $50 ($20 in Massachusetts).

HOW IS THE PURCHASE PAYMENT ALLOCATED?

  You decide how the purchase payment is allocated among the fixed income option and the investment divisions of the Separate Account available to your Enhanced Income Annuity.

DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS
 ................................................................................

WHAT IS AN ANNUITY UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "annuity units." These annuity unit values are similar to "accumulation units" described earlier in the Prospectus except that we deduct applicable annuity taxes from the purchase payment before we determine the number of annuity units in each investment division chosen.

HOW IS AN ANNUITY UNIT VALUE CALCULATED?

  We calculate the value of an annuity unit once a day on every day the New York Stock Exchange is open for trading. We call the time between the calculation of an annuity unit and the next annuity unit calculation the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and transfers are valued as of the end of the

                                    C-PPA-18

Valuation Period during which the transaction occurred. The value of annuity units can go up or down and is derived from the investment performance of each of the portfolios. If the investment performance, after payment of Separate Account expenses and the deduction for the assumed investment rate ("AIR"), discussed later in this Prospectus, is positive, annuity unit values will go up. Conversely, if the investment performance, after payment of Separate Account expenses and the deduction for the AIR is negative, they will go down.

  We use the same "experience factor" as that derived for the calculation of accumulation units previously described in this Prospectus.

  To calculate an annuity unit value we first multiply the experience factor for the period by 0.99989255 (an effective annual rate of 4%) for the AIR for most Enhanced Income Annuities. (The AIR may be in the range of 3% to 6%, as defined in your Enhanced Income Annuity and the laws of your state.) The resulting number is then multiplied by the last previously calculated annuity unit value to produce the new annuity unit value.

HOW IS A VARIABLE INCOME PAYMENT DETERMINED AND WHAT IS THE AIR?

  Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the Separate Account is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the Separate Account exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the Separate Account.

WHEN ARE VARIABLE INCOME PAYMENTS DETERMINED AND HOW OFTEN WILL THEY CHANGE?

  Variable income payments are determined as of the 10th day prior to the date each variable income payment is to be paid or the issue date, if later. Each variable income payment may vary from a prior payment, depending, as discussed above, upon the investment performance of the Separate Account, AIR and Separate Account charges.

TRANSFERS
 ................................................................................

CAN YOU MAKE TRANSFERS?

  You may make transfers from one investment division to another or from an investment division to a fixed income option as long as the total number of investment divisions under your Enhanced Income Annuity is no greater than four (or three investment divisions if a fixed income option is chosen). You may make an unlimited number of transfers. Your request must tell us the percentage to be transferred. You may not make a transfer from the fixed income option to an investment division.

WHEN WILL WE MAKE TRANSFERS?

  Generally, we will make a transfer as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and continue to make payments to a joint annuitant or your beneficiary under a guarantee or pay your beneficiary a refund, if you have chosen one of these income types.

CAN YOU MAKE TRANSFERS BY TELEPHONE?

  Yes. You can make a transfer request by telephone. Except for the Enhanced unallocated Keogh Income Annuity, if we agree, you may also authorize your sales representative to make a request on your behalf by telephone. All telephone transfers are subject to the same procedures and limitations of liability as described earlier in this Prospectus.

DEDUCTIONS AND CHARGES
 ................................................................................

WHAT IS THE CONTRACT FEE?

  There is no contract fee under the Enhanced Income Annuities.

WHAT ARE THE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND MORTALITY AND EXPENSE RISKS AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that annuitants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Enhanced Income Annuity will be greater than we estimated.

                                    C-PPA-19

  These charges do not reduce the number of annuity units credited to you. These charges are calculated and paid every time we calculate the value of annuity units. (See "How is an annuity unit value calculated?" above.)

  As a result of reduced administrative expenses associated with Enhanced Income Annuities, the sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed .95% of the average value of the assets in each investment division. Of this charge, we estimate that .20% is for administrative expenses and .75% is for mortality and expense risks.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES?

  Yes. Some jurisdictions tax what is called "annuity considerations". We deduct money to pay annuity taxes when you make the purchase payment. A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page C-PPA-30.

WHAT VARIABLE INCOME TYPES ARE AVAILABLE?

  Three persons or entities figure in the description below: the owner of the Enhanced Income Annuity, the annuitant--the person whose life is the measure for determining the amount of income payments--and the beneficiary, the person or entity who ultimately may receive a benefit under the Enhanced Income Annuity.

  Life Annuity--An income payable during the annuitant's life. Payments cease with the last one due before the annuitant's death.

  Life Annuity with a Guaranteed Period--An income payable during the annuitant's life. If, at the death of the annuitant, payments have been made for less than the guaranteed period, payments are made to the owner of the annuity for the rest of the guaranteed period. If, at the death of the owner, payments have been made for less than the guaranteed period, payments are made to the beneficiary for the rest of the guaranteed period.

  Life Annuity With Refund--An income payable during the annuitant's life. Payments cease with the last one due before the annuitant's death. At the annuitant's death the owner of the annuity receives a benefit, if any, equal to the amount applied under this income type (purchase payment) less any variable income payments that were paid prior to death. If the owner has predeceased the beneficiary, at the owner's death, the beneficiary receives a benefit, if any, equal to the amount applied under this income type (purchase payment) less any variable income payments that were paid prior to death.

  Joint Life and Survivor/Contingent Survivor Annuity--An income payable during the joint lives of the annuitant and a named second person and thereafter during the life of the survivor/contingent survivor. The income payable to the survivor/contingent survivor may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the survivor/contingent survivor is selected when the income type is selected.

  Joint Life and Survivor/Contingent Survivor Annuity with a Guaranteed Period--An income payable during the joint lives of the annuitant and a named second person and thereafter during the life of the survivor/contingent survivor. If, at the death of the survivor/contingent survivor, payments have been made for less than the guaranteed period, payments are made to the owner of the annuity for the rest of the guaranteed period.

  If, at the death of the owner, payments have been made for less than the guaranteed period, payments are made to a beneficiary for the rest of the guaranteed period. The income payable to the survivor/contingent survivor may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the survivor/contingent survivor is selected when the income type is selected.

  Joint Life and Survivor/Contingent Survivor Refund Annuity--An income payable during the joint lives of the annuitant and a named second person and thereafter during the life of the survivor/contingent survivor. Payments cease with the last one due before the survivor/contingent survivor's death. At the survivor/contingent survivor's death the owner of the annuity receives a benefit, if any, equal to the amount applied under this arrangement (purchase payment) less any variable income payments that were paid prior to death.

  If the owner has predeceased the beneficiary, at the owner's death, the beneficiary receives a benefit, if any, equal to the amount applied under this income type (purchase payment) less any variable income payments that are paid prior to death. The income payable to the survivor/contingent survivor may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the survivor/contingent survivor is selected when the income type is selected.

  Payments for a Guaranteed Period--An income payable for a guaranteed period (5-30 years). Payments cease with the end of the guarantee period. If the annuitant dies prior to the end of the guarantee period,

                                    C-PPA-20
payments are made to the owner of the annuity for the rest of the guaranteed period. If the owner dies prior to the end of the guarantee, payments are made to the beneficiary for the rest of the guaranteed period.

IS THERE A FREE LOOK?

  Yes. There is a "Free Look" when you purchase an Enhanced Income Annuity. (There is no "Free Look" when an Enhanced Income Annuity is the variable income option under an Enhanced Contract.) You may cancel your Enhanced Income Annuity within 10 days after you receive it by telling us in writing. We will then refund your purchase payment. If you purchased your Enhanced Income Annuity by mail, you may have more time to return your Enhanced Income Annuity.

OTHER ENHANCED CONTRACT AND ENHANCED INCOME ANNUITY PROVISIONS
 ................................................................................

CAN WE CANCEL YOUR ENHANCED CONTRACT OR ENHANCED INCOME ANNUITY?

  We may not cancel your Enhanced Income Annuity.

  We may cancel your Enhanced Contract. If we do so for an Enhanced Contract delivered in New York, we will return the full Account Balance for Enhanced IRA or Non-Qualified Contracts. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

  We will only cancel your Enhanced Contract if we do not receive any purchase payments for you for 36 consecutive months and your Account Balance is less than $2,000 (except for the Enhanced unallocated Keogh Contract). We may only cancel the Enhanced unallocated Keogh Contract if we do not receive any purchase payments for you for 12 consecutive months and your Account Balance is less then $15,000. We will only do so to the extent allowed by law. Certain Enhanced Contracts do not contain these cancellation provisions.

ARE THERE SPECIAL PROVISIONS THAT APPLY IF YOU ARE A PARTICIPANT IN A PLAN SUBJECT TO ERISA?

  Yes. If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Enhanced Contract or Enhanced Income Annuity may be subject to your spouse's rights as described below.

  Generally, the spouse must give qualified consent whenever you elect to:

    a. choose income payments other than on a qualified joint and survivor basis ("QJSA") (one under which we make payment to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

    b. make certain withdrawals under plans for which a qualified consent is required;

    c. name someone other than the spouse as your beneficiary;

    d. use your accrued benefit as security for a loan.

  Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must be in writing which acknowledges the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

  If your benefit is worth $3,500 or less, spousal qualified consent may not be required.

WHEN ARE YOUR REQUESTS EFFECTIVE?

  In general, your requests are effective when we receive them at our Designated Office unless otherwise provided by this Prospectus.


                                    C-PPA-21

WILL WE CONFIRM YOUR TRANSACTIONS?

  Yes. In general we will send you a confirmation statement indicating that a transaction recently took place. Certain transactions which are made on a periodic basis, such as "check-o-matic", pre-authorized systematic purchase payments which are transfers from the Fixed Interest Account and SWIP payments, may be confirmed quarterly.

CAN METLIFE CHANGE THE PROVISIONS OF YOUR ENHANCED CONTRACT OR ENHANCED INCOME ANNUITY?

  Yes. We have the right to make certain changes to your Enhanced Contract or Enhanced Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of all participants or would be appropriate in carrying out the purposes of the Enhanced Contract or Enhanced Income Annuity. If the law requires, we will also get your approval and that of any appropriate regulatory authorities. Examples of the changes we may make include:

  1. To operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law.

  2. To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act.

  3. To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

  4. To substitute for the portfolio shares in any investment division, the shares of another class of the Metropolitan Fund or the shares of another investment company or any other investment permitted by law.

  5. To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Enhanced Contracts or Enhanced Income Annuities.

  6. To make any necessary technical changes in the Enhanced Contracts or Enhanced Income Annuities in order to conform with any of the above-described actions.

  If any changes result in a material change in the underlying investments of an investment division in which you have an amount allocated, we will notify you of the change. You may then make a new choice of investment divisions. For Enhanced Contracts issued in Pennsylvania (and Enhanced Income Annuities where required by law), we will ask your approval before any technical changes are made.

WHAT ARE YOUR VOTING RIGHTS REGARDING PORTFOLIO SHARES?

  In accordance with our view of the present applicable law, we will vote the shares of each of the portfolios held by the Separate Account (which are deemed attributable to the Enhanced Contract or Enhanced Income Annuity) at regular and special meetings of the shareholders of the portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the portfolios in our own right, we may elect to do so.

  Accordingly, you have voting interests under the Enhanced Contracts or Enhanced Income Annuities. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares concerning which you have the right to give instructions will be determined as of the record date for the meeting.

  Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuity contracts (including the Enhanced Contracts and Enhanced Income Annuities) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

  You will be entitled to give instructions regarding the votes attributable to your Enhanced Contract or Enhanced Income Annuity in your sole discretion. Under the Enhanced unallocated Keogh Contract, participants may instruct you to give us instructions regarding shares

                                   C-PPA-22
deemed attributable to their contributions to the Enhanced Contract. Under the Enhanced unallocated Keogh Contract, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

  You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of independent auditors, and the approval of investment and sub-investment managers.

CAN YOUR VOTING INSTRUCTIONS BE DISREGARDED?

  Yes. MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any portfolio if required by any insurance regulatory authority; (2) to refrain from making any change in the investment policies or any investment adviser or principal underwriter or any portfolio which may be initiated by those having voting interests or the Metropolitan Fund's board of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

  In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

WHO SELLS YOUR ENHANCED CONTRACT OR ENHANCED INCOME ANNUITY AND DO YOU PAY A COMMISSION ON THE PURCHASE OF YOUR ENHANCED CONTRACT OR ENHANCED INCOME ANNUITY?

  All Enhanced Contracts and Enhanced Income Annuities, certificates and interests in the Enhanced Contracts and Enhanced Income Annuities are sold through individuals who are our licensed life insurance sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934, and we are a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail and in the case of certain Enhanced Contracts and Enhanced Income Annuities by certain of our qualified employees.

  The licensed agents and broker-dealers who sell Enhanced Contracts and Enhanced Income Annuities and certificates and interests in the Enhanced Contracts and Enhanced Income Annuities may be compensated for such sales by commissions which we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account also does not pay sales commissions. The commissions we pay range from 0% to 5% depending on the age of the participant or annuitant.

DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?

  Yes. From time to time we advertise the performance of various Separate Account investment divisions. This performance will be stated in terms of either "yield", "change in accumulation unit value," "change in annuity unit value" or "average annual total return" or some combination of the foregoing. Yield, change in accumulation unit value, change in annuity unit value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The "yield" figures quoted in advertisements will refer to the net income generated by an investment in a particular investment division for a thirty day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. "Change in accumulation unit value" or "change in annuity unit value" refers to the comparison between values of accumulation or annuity units over specified periods in which an investment division has been in operation, expressed as a percentage. Change in accumulation unit value or change in annuity unit value may also be expressed as an annualized figure. In addition, change in accumulation unit value or change in annuity unit value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Yield and change in accumulation unit value figures do not reflect the possible imposition of an early withdrawal charge of up to 7% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. "Average annual total return" differs from the change in accumulation unit value and change in annuity unit value because it assumes a steady rate of return and reflects all expenses and applicable early withdrawal charges. Performance figures will vary among the various

                                   C-PPA-23
contracts and income annuities as a result of different Separate Account charges and early withdrawal charges. Performance may be calculated based upon historical performance of the Metropolitan Fund and may assume that certain contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

  Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Index, Lehman Brothers Aggregate Index and The Morgan Stanley Capital International, Europe, Australia, Far East (EAFE) Index.

  Performance may be shown for two investment strategies that are made available under certain Enhanced Contracts. The first is the "Equity Generator". Under the "Equity Generator," at the end of a specified period (i.e., monthly, quarterly), an amount equal to the interest earned during the period in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division. The second technique is the "Equalizer" SM. Under this strategy, at the end of a specified period (i.e., monthly, quarterly), a transfer is made from the Stock Index Division or the Aggressive Growth Division to the Fixed Interest Account or from the FIxed Interest Account to the Stock Index Division or Aggressive Growth Division in order to make the account and the division equal in value. An "Equity Generator Return", "Aggressive Equity Generator Return", "Equalizer Return" or "Aggressive Equalizer Return" will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator and Equalizer investment strategies using any other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

TAXES
 ...............................................................................

GENERAL

  Tax laws are complex, and are subject to frequent change as well as to judicial and administrative interpretation. The following is a general summary intended to point out what we believe to be some general rules and principles, and not to give specific tax or legal advice. Failure to comply with the law may result in significant penalties. For details or for advice on how the law applies to your individual circumstances consult your tax advisor or attorney. You may also get information from the Internal Revenue Service.

  In the opinion of our attorneys, the Separate Account and its operations will be treated as part of MetLife, and not taxed separately. We are taxed as a life insurance company. Thus, although the Enhanced Contracts and Enhanced Income Annuities allow us to charge the Separate Account with any taxes or re-serves for taxes attributable to it, we do not expect that under current law we will do so.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR ENHANCED CONTRACT?

  All contributions under the Enhanced Contracts, other than contributions under Enhanced Non-Qualified Contracts and certain other qualified Enhanced Contracts, will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. Because of this, federal income taxes are payable on the full amount of money you withdraw as well as on income earned under the Enhanced Contract.

  Enhanced Non-Qualified Contracts are issued on an "after-tax basis" so that making purchase payments does not reduce the taxes you pay. Income earned under the Enhanced Contracts is normally not taxed until withdrawn. Thus, that portion of any withdrawal that represents income is taxed when you receive it, but that portion that represents purchase payments is not, to the extent previously taxed.

  Under some circumstances certain Enhanced Contracts, accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or excluded the purchase payments from income in compliance with the Code.

                                   C-PPA-24

  The taxable portion of a distribution from an Enhanced unallocated Keogh Contract to the participant or the participant's spouse (if she/he is the beneficiary) that is an eligible rollover distribution is subject to 20% mandatory Federal income tax withholding unless the participant directs the trustee, insurer or custodian of the plan to transfer all or any portion of his/her taxable interest in such plan to the trustee, insurer or custodian of
(1) an IRA; (2) a Keogh plan; (3) a 403(a) annuity plan, if the distribution is from an Enhanced unallocated Keogh Contract. An eligible rollover distribution is the taxable portion of any distribution from an Enhanced unallocated Keogh Contract, except the following: (a) a series of substantially equal periodic payments over the life (or life expectancy) of the participant; (b) a series of substantially equal periodic payments over the lives (or joint life expectancies) of the participant and his/her beneficiary; (c) a series of substantially equal periodic payments over a specified period of at least ten years; (d) a minimum distribution required to commence when a participant reaches age 70 1/2 or the minimum amount to be paid after the participant's death; (e) refunds of excess contributions to the plan described in Section 401(k) of the Code for corporations and unincorporated businesses; (f) loans treated as distributions under the Code;
(g) the cost of life insurance coverage which is includible in the gross income of the plan participant; and (h) any other taxable distributions from any of these plans which are not eligible "roll-over" distributions.

  All taxable distributions from the Enhanced unallocated Keogh Contracts that are not eligible rollover distributions and all taxable distributions from Enhanced IRA and Non-Qualified Contracts will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code at the time of payment.

  Each type of Enhanced Contract is subject to various tax limitations. Typically, except for the Enhanced Non-Qualified Contracts, the maximum amount of purchase payment is limited under federal tax law and there are limitations on how long money can be left under the Enhanced Contracts before withdrawals must begin. A 10% tax penalty applies to certain taxable withdrawals from the Enhanced Contract (or in some cases from the plan or arrangement that purchased the Enhanced Contract) before you are age 59 1/2. If a combination of certain payments to you from certain tax-favored plans (which includes
(S)403(a) plans, (S)403(b) arrangements, IRAs and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($150,000 for 1995), an additional penalty tax of 15% is imposed on the excess. The rules as to what payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the tax rules on an Enhanced Contract-by-Enhanced Contract basis, but will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  Enhanced IRA Contracts. Annual contributions to all IRAs may not exceed the lesser of $2,000 or 100% of your "compensation" as defined by the Code, except "spousal IRAs" discussed below. No contributions are allowed during or after the tax year in which you attain age 70 1/2. Contributions other than those allowed are subject to a 6% excess contribution tax penalty. Special rules apply to withdrawals of excess contributions. These dollar and age limits do not apply to tax-free "rollovers" or transfers from other IRAs or from other tax-favored plans that the Code allows.

  Annual contributions are deductible if you are not covered by another retirement plan (but you are considered to be covered if your spouse is covered unless you lived apart for the entire taxable year and file separate returns). If you are covered by another retirement plan, annual contributions are fully deductible if your adjusted gross income is $25,000 or less ($40,000 for married couples filing jointly, never fully deductible for a married person filing separately), not deductible if your adjusted gross income is over $35,000 ($50,000 for married couples filing jointly, $10,000 for a married person filing separately) and partially deductible if your adjusted gross income falls between these amounts. If you have a non-working spouse or file a joint return and elect to treat your spouse as having no compensation, you may make annual IRA contributions of up to $2,250 (but not above your "compensation") to two IRAs, one in your name and one in your spouse's. Neither can exceed $2,000.

  Withdrawals (other than tax-free transfers or "rollovers" to other IRAs) before age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you.

  If you made both deductible and non-deductible contributions, a partial withdrawal will be treated as a pro-rata withdrawal of both, based on all of your IRAs (not just the Enhanced IRA Contracts). The portion of the withdrawal attributable to non-deductible contributions (but not the earnings on them) is not taxable, and the 10% tax penalty does not apply. You must keep track of which contributions were deductible and which weren't,

                                   C-PPA-25
and make annual reports to the IRS if non-deductible contributions were made.

  Withdrawals may be transferred to another IRA without federal tax consequences if Code requirements are met. Your Enhanced Contract is not forfeitable and you may not transfer it.

  Your entire interest in the Enhanced IRA Contract must be withdrawn or begun to be withdrawn generally by April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to withdrawals which should have been made but were not. Complex rules apply to the timing and calculation of these withdrawals. Other complex rules apply to how rapidly withdrawals must be made after your death. Generally, if you die before the required withdrawals have begun, we must make payment of your entire interest under the Enhanced Contract within five years of the year in which you died or begin payments under an income annuity allowed by the Code to your beneficiary over his or her lifetime or over a period not beyond your beneficiary's life expectancy starting by the December 31 of the year following the year in which you die. If your spouse is your beneficiary and, if your Enhanced Contract permits, payments may be made over your spouse's lifetime or over a period not beyond your spouse's life expectancy starting by the December 31 of the year in which you would have reached age 70 1/2, if later. If you die after the re-quired withdrawals have begun, payments must continue to be made at least as rapidly as under the method of distribution that was used as of the date of your death. If your beneficiary is your spouse, he or she may elect to con-tinue the Enhanced Contract as his or her own Enhanced IRA Contract after your death.

  The IRS allows you to aggregate the amount required to be withdrawn from each IRA contract you own and to withdraw this amount in total from any one or more of the IRA contracts you own.

  Enhanced Unallocated Keogh Contract. Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans. Complex rules apply to the establishment and operation of such plans, including the amounts that may be contributed under them. Excess contributions are subject to a 10% penalty. Special rules apply to the withdrawal of excess contributions.

  Withdrawals before age 59 1/2 are subject to a 10% tax penalty (this does not apply to the return of any non-deductible purchase payments). This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you where such payments begin after separation from service; (4) made to you after you separate from service with your employer after age 55; or (5) made to you on account of deductible medical expenses (whether or not you actually itemize deductions).

  Withdrawal of your entire interest under the Enhanced Contract must be made or begun to be made beginning no later than the April 1 of the calendar year following the year in which you reach age 70 1/2 or must be made within five years of the date of your death under rules similar to those described above for IRAs.

  If your benefit under the Keogh plan is worth more than $3,500, the Code requires that your income annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. Waiving these requirements will cause your monthly benefit to increase during your lifetime.

  Enhanced Non-Qualified Contracts. No limits apply under the Code to the amount of purchase payments that you may make. Tax on income earned under the Enhanced Contracts is deferred until it is withdrawn only if you as owner of the Enhanced Contract are an individual (or under certain other circumstances specified by the Code). The following discussion assumes that this is the case.

  Any withdrawal is normally treated as coming first from earnings (and thus subject to tax) and next from your contributions (and thus not subject to tax to the extent previously taxed) only after all earnings are paid out. This rule does not apply to payments made under income annuities, however. Such payments are subject to an "exclusion ratio" which determines how much of each payment is a non-taxable return of your contributions and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions equals the amount of such contributions, all remaining payments are fully taxable. If you die before all contributions are returned, the unreturned amount is a deduction on your final income tax return or a deduction to your beneficiary if payments continue after your death. We will tell the purchaser of an income annuity what your contributions were and how much of each income payment is a non-taxable return of contributions.

  Withdrawals (other than tax-free exchanges to other non-qualified contracts) before you are age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate

                                   C-PPA-26
after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary.

  Your Enhanced Non-Qualified Contract may be exchanged for another non-qualified contract without federal tax consequences if Code requirements are met. Withdrawals need not be made by a particular age. If you die before payment of your entire interest in the Enhanced Contract under an income annuity begins, we must make payment of your entire interest under the Enhanced Contract within five years of the date of your death or begin payments under an income annuity allowed by the Code to your beneficiary within one year of your death. If your spouse is your beneficiary or a co-owner of the Enhanced Non-Qualified Contract, this rule does not apply. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution that was used at the time of your death.

  The federal tax law treats all non-qualified contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity contract. This may result in more income being taxed to you on withdrawals from the Enhanced Contract made then would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR ENHANCED INCOME ANNUITY?

  All purchase payments under the Enhanced Income Annuities, other than pur-chase payments under Enhanced Non-Qualified Income Annuities and purchase pay-ments consisting of non-deductible contributions under Enhanced IRA Income An-nuities, will be on a "before-tax" basis. This means that the purchase payment was either a reduction from income, entitled you to a tax deduction or was not subject to current income tax. Because of this, federal income taxes are pay-able on the full amount of money paid as income payments under the Enhanced Income Annuity.

  The Enhanced Non-Qualified Income Annuities are issued on an "after-tax basis" so that making a purchase payment does not reduce the taxes you pay. That portion of any income payment that represents income is taxed when you receive it, but that portion that represents the purchase payment is not subject to tax to the extent such purchase payment was previously taxed.

  The Enhanced IRA Income Annuities and under some circumstances certain other Enhanced Income Annuities accept both purchase payments that have entitled you or the owner to a current tax deduction or to a reduction in taxable income and those that do not. Taxation of income payments depends on whether or not you or the owner were entitled to deduct or exclude from income the purchase payment in compliance with the Code.

  All taxable income payments will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code at the time of payment.

  Income payments that are allowed before you are age 59 1/2 are generally subject to an additional 10% tax penalty on the taxable portion of the income payment. This penalty does not apply to income payments (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the penalty section of the Code); (3) made in substantially equal payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you or (4) under an Enhanced Non-Qualified Income Annuity purchased with a single purchase payment which provides for substantially equal payments (to be made not less frequently than annually) commencing no later than one year from the purchase date. Additionally, under Keogh plans the penalty does not apply to income payments (1) made to you after you separate from service with your employer after age 55; (2) made to you on account of deductible medical expenses (whether or not you actually itemize deductions; or (3) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse). If you are under age 59 1/2 and you are relying on an Enhanced Income Annuity to constitute a stream of substantially equal periodic payments to avoid an additional 10% tax penalty under either section 72(q) or 72(t) of the Code, there is a possibility that if you make transfers as described earlier in this Prospectus, the exercise of the transfer provision will cause the imposition of this tax.

  If a combination of certain income payments to you from certain tax-favored plans (which includes (S)403(a) plans, (S)403(b) arrangements, IRAs and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($150,000 for 1995), a penalty tax of 15% is imposed on the excess. The rules as to what income payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the

                                   C-PPA-27
tax rules, but we will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  Distributions of your entire interest under the Enhanced IRA and Keogh Income Annuities must be made beginning no later than the April 1 of the calendar year following the year on which you reach age 70 1/2 or within five years of the date of your death and a tax penalty of 50% applies to payments which should have been made but were not. Complex rules apply to the timing and calculation of these income payments. Other complex rules apply to how rapidly income payments must be made after your death. Generally, if you die before income payments begin under an Enhanced Income Annuity, the Code requires that your entire interest under the Income Annuity be paid within five years of the year in which you died. If you die before income payments begin, we will pay your entire interest under the Income Annuity to your beneficiary in a lump sum after we receive proof of your death. If you die after income payments begin, payments must continue to be made in accordance with the income type selected. The Code requires that payments continue to be made at least as rapidly as under the method of distribution that was used as of the date of your death. If your Enhanced Income Annuity is subject to the Retirement Equity Act, your spouse has certain rights which may be waived with the written consent of your spouse.

  If your benefit under a Keogh plan is worth more than $3,500, the Code requires that your Enhanced Income Annuity protect your spouse if you die before you receive any income payments under the Enhanced Income Annuity or if you die while income payments are being made. You may waive these requirements with the written consent of your spouse. Waiving these requirements will cause your initial monthly benefit to increase.

  Enhanced Non-Qualified Income Annuities. The following discussion assumes that you are an individual (or under certain other circumstances specified in the Code).

  Income payments are subject to an "exclusion ratio" which determines how much of each income payment is a non-taxable return of your purchase payment and how much is a taxable payment of earnings. Once the total amount treated as a return of your purchase payment equals the amount of such purchase payment, all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount is a deduction on your final income tax return or a deduction to your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and how much of each income payment is a non-taxable return of your purchase payment.

  If you die before income payments begin, the Code generally requires payment of your entire interest in the Enhanced Income Annuity be made within five years of the date of your death. If you die before income payments begin, we will pay your entire interest under the Income Annuity to your beneficiary in a lump sum after we receive proof of your death. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution before your death, in accordance with the income type selected.

  The tax law treats two or more non-qualified contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity contract. It is unclear whether this rule adversely affects the tax treatment of income payments received under a contract which was issued during the same calendar year in which you purchased another annuity contract from the same company (or its affiliates) under which you are not yet receiving income payments.

                                    C-PPA-28

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
Cover Page................................................................    1
Table of Contents.........................................................    1
Independent Auditors......................................................    2
Services..................................................................    2
Distribution of Certificates and Interests in the Contracts and Income An-
 nuities..................................................................    2
Early Withdrawal Charge...................................................    2
Variable Income Payments..................................................    2
Performance Data..........................................................    4
Financial Statements of the Separate Account..............................   11
Financial Statements of MetLife...........................................   31


                                    C-PPA-29

                                   APPENDIX

                               ANNUITY TAX TABLE

The following is a current list of jurisdictions in which annuity taxes apply in respect of the Contracts and Income Annuities and the applicable annuity tax rates:

                                       IRA AND SEP                                  NON-QUALIFIED
                         TSA CONTRACTS  CONTRACTS   KEOGH AND 403(A) PEDC CONTRACTS CONTRACTS AND
                          AND INCOME    AND INCOME   CONTRACTS AND     AND INCOME      INCOME
                           ANNUITIES   ANNUITIES(1) INCOME ANNUITIES  ANNUITIES(2)    ANNUITIES
                         ------------- ------------ ---------------- -------------- -------------
California..............      0.5%         0.5%(4)        0.5%            2.35%         2.35%
District of Columbia....      --           --             --               --           2.25%
Kansas..................      --           --             --               --            2.0%
Kentucky................      2.0%         2.0%           2.0%             2.0%          2.0%
Maine...................      --           --             --               --            2.0%
Mississippi.............      --           --             --               --            1.0%(3)
Nevada..................      --           --             --               --            3.5%
Pennsylvania............      --           --             --               --            2.0%
Puerto Rico.............      1.0%         1.0%           1.0%             1.0%          1.0%
South Dakota............      --           --             --               --           1.25%
U.S. Virgin Islands.....      5.0%         5.0%           5.0%             5.0%          5.0%
West Virginia...........      1.0%         1.0%           1.0%             1.0%          1.0%
Wyoming.................      --           --             --               --            1.0%

-------
(1) Annuity tax rates applicable to IRA Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column headed "IRA and SEP Contracts and Income Annuities."
(2) Annuity tax rates applicable to Contracts and Income Annuities purchased under retirement plans of public employers meeting the requirements of
    Section 401(a) of the Code are included under the column headed "Keogh Contracts and Income Annuities."
(3) Effective July 1, 1995, the Mississippi tax on annuity considerations is repealed.
(4) With respect to Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

                                   C-PPA-30

INDEX

                                                                          C-PPA
ACCOUNT BALANCE...............................................................6
ACCUMULATION UNIT VALUES....................................................8-9
  Calculation.............................................................12-13
ANNUAL CONTRACT FEE.........................................................4,6
ANNUITY TAXES................................................................14
ANNUITY UNITS................................................................18
ASSUMED INVESTMENT RATE......................................................19
AVERAGE ANNUAL TOTAL RETURN..................................................23
CANCELLATION.................................................................21
CHANGE IN ACCUMULATION UNIT VALUE............................................23
CHANGE IN ANNUITY UNIT VALUE.................................................23
CHECK-O-MATIC.............................................................12,22
COMMISSION...................................................................23
CONFIRMATION.................................................................22
CONTRACT YEAR................................................................12
DEATH BENEFIT..............................................................7,17
DESIGNATED OFFICE............................................................11
DISABILITY...................................................................16
EARLY WITHDRAWAL CHARGE (DEFERRED SALES LOAD)............................4,6,15
ENHANCED CONTRACTS...........................................................10
ENHANCED INCOME ANNUITIES.................................................17-21
EQUALIZER SM.................................................................24
EQUITY GENERATOR SM ......................................................15,24
ERISA........................................................................21
EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES................................6,15-17
  Certain Purchase Payments..................................................15
  Death......................................................................16
  Disability: Enhanced Unallocated Keogh Contract............................16
  Federal Taxes..............................................................16
  Free Corridor--All other Contracts......................................15-16
  Free Corridor--Enhanced Unallocated Keogh Contract.........................16
  Free Look..................................................................16
  Income Annuity.............................................................16
  Plan Termination...........................................................16
  Preapproved Investment Vehicles--Enhanced Unallocated Keogh Contract.......16
  Retirement--Enhanced Contracts.............................................16
  Retirement--Enhanced Unallocated Keogh Contract............................16
  Separation from Service....................................................16
  Systematic Termination--Enhanced Unallocated Keogh Contract................16
  Transfers..................................................................15
  Transfers from other MetLife Contracts.....................................17
EXPERIENCE FACTOR............................................................13
FIXED INCOME OPTION..........................................................17
FREE CORRIDOR.............................................................15-16
FREE LOOK....................................................................16
GENERAL ADMINISTRATIVE EXPENSES FEE......................................4,6,14
ENHANCED INCOME ANNUITIES.................................................17-21
  Administration.............................................................18
  Annuity Unit Value.........................................................18
  Annuity Taxes..............................................................20
  Assumed Investment Rate....................................................19
  Contract Fee...............................................................19
  Free Look..................................................................21
  General Administrative Expenses Fee........................................19
  Income Types...............................................................17
  Investment Choices.........................................................18

                                    C-PPA-31

                                                                          C-PPA
  Mortality and Expense Risk Fee.............................................19
  Joint Life and Survivor/Contingent Survivor Annuity........................20
  Joint Life and Survivor/Contingent Survivor Annuity with a Guaranteed Peri-
   od........................................................................20
  Joint Life and Survivor/Contingent Survivor Refund Annuity.................20
  Life Annuity...............................................................20
  Life Annuity with a Guaranteed Period......................................20
  Life Annuity with Refund...................................................20
  Payments for a Guaranteed Period...........................................20
  Purchase Payment...........................................................18
  Transfers..................................................................19
INCOME OPTIONS
  Fixed Income Option........................................................17
  Variable Income Option.....................................................17
ENHANCED INDIVIDUAL RETIREMENT ANNUITIES..........10,14,16,17,18,21,25-26,27,28
INVESTMENT CHOICES....................................................4,6,10,11
  Aggressive Growth Portfolio............................................4,8,11
  Diversified Portfolio..................................................4,8,11
  Growth Portfolio.......................................................4,8,11
  Income Portfolio.......................................................4,8,11
  International Portfolio................................................4,8,11
  Stock Index Portfolio..................................................4,8,11
ENHANCED UNALLOCATED KEOGH CONTRACT...10,12,13,16,17,18,19,21,22,23,25,26,27,28
MANAGEMENT FEES............................................................4,11
METROMATIC...................................................................12
MORTALITY AND EXPENSE RISK FEE...........................................4,6,14
ENHANCED NON-QUALIFIED CONTRACT................10,12,16,17,18,21,24,25,26,27,28
PERFORMANCE..................................................................23
PLAN TERMINATION.............................................................16
PURCHASE PAYMENTS (CONTRIBUTIONS).......................................6,11-12
REBALANCER SM................................................................13
RETIREMENT...................................................................16
SALES LOAD.................................................................4,15
SALES REPRESENTATIVES........................................................23
SEPARATE ACCOUNT...........................................................6,10
SEPARATION FROM SERVICE......................................................16
SUMMARY.....................................................................6-7
SYSTEMATIC TERMINATION.......................................................16
SYSTEMATIC WITHDRAWAL INCOME PROGRAM...................................12,14,22
TAXES.....................................................................24-28
  General--all markets....................................................24-25
  Enhanced IRA Contracts............................................25-26,27,28
  Enhanced Unallocated Keogh Contracts..............................25,26,27,28
  Enhanced Non-Qualified Contracts...............................24,25,26,27,28
TELEPHONE REQUESTS........................................................13,19
TOTAL OPERATING EXPENSES......................................................4
TRANSFERS..................................................................6,13
VALUATION PERIOD..........................................................12-13
VOTING RIGHTS.............................................................22-23
WITHDRAWALS..................................................................13
YIELD.....................................................................23-24

                                    C-PPA-32

                          REQUEST FOR A STATEMENT OF
                   ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc.

[_] I have changed my address. My CURRENT address is:


                            Name:
-------------------------        ----------------------------------------------
    (Contract Number)
                         Address:
                                 ----------------------------------------------


-------------------------        ----------------------------------------------
       (Signature)                                                      zip


 METROPOLITAN LIFE INSURANCE COMPANY
 ATTN: MICHELLE FOX
 RETIREMENT AND SAVINGS CENTER
 72 EAGLE ROCK AVENUE
 EAST HANOVER, NJ 07936

Preference Plus(R) Account
Prospectus
   Enhanced Contracts and
   Enhanced Income Annuities






May 1, 1995



          [LOGO OF METLIFE(R) APPEARS HERE]
          Retirement & Savings Center


                    If you need further information, please
                      contact your sales representative
                              or call toll free:

                                1-800-553-4459

                  Mailer Prospectus (0595) Printed in U.S.A.
                                9404406 (0495)

          Enhanced Preference Plus(R) Prospectus

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          May 1, 1995


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                                              Retirement & Savings Center

          Financial Freedom Account Prospectus

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          May 1, 1995


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                                               Retirement & Savings Center

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

 ENHANCED TSA, ENHANCED NON-QUALIFIED AND ENHANCED 403(A) PREFERENCE PLUS AND
                           FINANCIAL FREEDOM ACCOUNT
                            GROUP ANNUITY CONTRACTS

                                   ISSUED BY
                                 METROPOLITAN
                            LIFE INSURANCE COMPANY

  This Prospectus describes group Enhanced TSA, Enhanced Non-Qualified and Enhanced 403(a) Preference Plus and Financial Freedom Account Contracts ("Enhanced Preference Plus Contracts", "FFA Contracts" or collectively "Contracts") and group Enhanced TSA, Enhanced Non-Qualified and Enhanced 403(a) Preference Plus and Financial Freedom Account Income Annuities ("Enhanced Preference Plus Income Annuities" or "FFA Income Annuities" or collectively "Income Annuities").

  The Enhanced Non-Qualified Preference Plus and FFA Contracts and Enhanced-Non-Qualified Preference Plus and FFA Income Annuities for Section 457(e)(11) severance and death benefit plans have special tax risks. See "Special Tax Considerations for Non-Qualified Contract for Section 457(e)(11) Severance and Death Benefit Plans", page FFA-36 and "Special Tax Considerations for Non-Qualified Income Annuity for Section 457(e)(11) Severance and Death Benefit Plans", page FFA-39. These Contracts and Income Annuities are no longer currently offered for purchase.

  Group Contracts and Income Annuities may only be purchased through your employer, or a group, association or trust of which you are a member or participant or by a trust for the benefit of independent contractors or employees of the grantor of the trust.

  You decide where your purchase payments are directed. The choices depend on what is available under your Contract and may include the Fixed Interest Account, and, through Metropolitan Life Separate Account E, the Income, Diversified, Stock Index, Growth, Aggressive Growth and International Stock Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Calvert Responsibly Invested Balanced Portfolio (formerly known as Calvert Socially Responsible Series) ("Calvert Balanced Portfolio") and Calvert Capital Accumulation Portfolio ("Calvert Capital Accumulation") of the Acacia Capital Corporation and the Money Market, Equity-Income, Growth and Overseas Portfolios of the Variable Insurance Products Fund and the Investment Grade Bond and Asset Manager Portfolios of the Variable Insurance Products Fund II ("Fidelity Funds").

  The Prospectus for the Metropolitan Fund is attached to the back of your Prospectus. The Prospectuses for the Calvert Balanced Portfolio, Calvert Capital Accumulation and the Fidelity Funds are delivered separately.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUS FOR THE METROPOLITAN FUND, AND ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR CALVERT BALANCED PORTFOLIO, CALVERT CAPITAL ACCUMULATION PORTFOLIO AND BOTH OF THE FIDELITY FUNDS, WHERE APPLICABLE, WHICH CONTAIN ADDITIONAL INFORMATION AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

       THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

  The Prospectus sets forth concisely information about the Contracts and Income Annuities and Separate Account E that you should know before investing. Additional information about the Contracts and Income Annuities and Separate Account E has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference and which is available upon request without charge from Metropolitan Life Insurance Company, Retirement and Savings Center, 72 Eagle Rock Avenue, East Hanover, NJ 07936, Attention: Michelle Fox. Inquiries may be made to Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010, Attention: Retirement and Savings Center. The table of contents of the Statement of Additional Information appears on page FFA-40.

  The date of this Prospectus and of the Statement of Additional Information is May 1, 1995.

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                         ------
INDEX OF SPECIAL TERMS.................................................. FFA- 4
TABLES OF EXPENSES...................................................... FFA- 5
SUMMARY................................................................. FFA-10
ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION BY CONTRACT....... FFA-12
FINANCIAL STATEMENTS.................................................... FFA-15
OUR COMPANY AND THE SEPARATE ACCOUNT.................................... FFA-16
  Who Is MetLife?....................................................... FFA-16
  What Is The Separate Account?......................................... FFA-16
THE CONTRACTS DESCRIBED IN THIS PROSPECTUS.............................. FFA-16
  What Are The Contracts?............................................... FFA-16
  May the Contracts be Affected by Your Retirement Plan?................ FFA-16
YOUR INVESTMENT CHOICES................................................. FFA-16
  What Are The Investment Choices And How Do We Provide Them?........... FFA-16
PURCHASE PAYMENTS....................................................... FFA-19
  Are There Special Rules Concerning The First Payment And Other Admin-
   istrative Details That You Should Know?.............................. FFA-19
  How Small Or Large Can Your Purchase Payment Be?...................... FFA-19
  How Are Purchase Payments Allocated?.................................. FFA-20
  Are There Any Limits On Subsequent Purchase Payments?................. FFA-20
DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT............... FFA-20
  What Is An Accumulation Unit Value?................................... FFA-20
  How Is An Accumulation Unit Value Calculated?......................... FFA-20
WITHDRAWALS AND TRANSFERS............................................... FFA-20
  Can You Make Withdrawals And Transfers?............................... FFA-20
  When Will We Make Withdrawals Or Transfers?........................... FFA-21
  Will We Make Payments Directly To Other Investments On A Tax-free Ba-
   sis?................................................................. FFA-22
  What Restrictions Apply To Texas Optional Retirement Program Partici-
   pants?............................................................... FFA-21
  What Restrictions Apply To TSA Contracts?............................. FFA-21
  Can You Make Transfers By Telephone?.................................. FFA-21
  Can You Make Systematic Withdrawals?.................................. FFA-21
  From What Investments Divisions Will Withdrawals Be Made For SWIP Pay-
   ments?............................................................... FFA-22
  Will You Pay An Early Withdrawal Charge (Sales Load) When You Receive
   A SWIP Payment?...................................................... FFA-22
DEDUCTIONS AND CHARGES.................................................. FFA-22
  Are There Annual Contract Charges?.................................... FFA-22
  What Are Charges For General Administrative Expenses And Mortality And
   Expense Risks And How Much Are They?................................. FFA-22
  Are There Deductions For Annuity Taxes And When Are They Paid?........ FFA-22
  What Is The Early Withdrawal Charge (Sales Load)?..................... FFA-22
  What Is The Early Withdrawal Charge For The Enhanced TSA and Enhanced
   403(a) Preference Plus Contracts?.................................... FFA-22
  What is the Early Withdrawal Charge for Enhanced Non-Qualified Prefer-
   ence Plus and FFA Contracts?......................................... FFA-23
EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES................................ FFA-23
  Can You Make Withdrawals Or Transfers From the Enhanced TSA and En-
   hanced 403(a) Preference Plus Contracts Without Early Withdrawal
   Charges?............................................................. FFA-23
DEATH BENEFIT........................................................... FFA-24
  What Is The Death Benefit?............................................ FFA-24
  When And To Whom Will The Death Benefit Be Paid?...................... FFA-25
INCOME OPTIONS.......................................................... FFA-25
  Can MetLife Provide You With An Income Guaranteed For Life Or For A
   Wide Choice Of Other Periods?........................................ FFA-25
  What Types Of Income Options Are Available?........................... FFA-25
INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS........................... FFA-25
  What Are Income Annuities?............................................ FFA-25
  May The Income Annuity Be affected By Your Retirement Plan?........... FFA-25
  What Are The Investment Choices?...................................... FFA-25
ADMINISTRATION.......................................................... FFA-26
  What Administrative Details Should You Know?.......................... FFA-26
  How Small Or Large Can Your Purchase Payment Be?...................... FFA-26
  How is the Purchase Payment Allocated?................................ FFA-26

                                     FFA-2

                                                                          PAGE
                                                                         ------
DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS....................... FFA-26
  What Is An Annuity Unit Value?........................................ FFA-26
  How Is An Annuity Unit Value Calculated?.............................. FFA-26
  How Is A Variable Income Payment Determined And What Is The AIR?...... FFA-26
  When Are Variable Income Payments Determined And How Often Will They
   Change?.............................................................. FFA-27
TRANSFERS............................................................... FFA-27
  Can You Make Transfers?............................................... FFA-27
  When Will We Make Transfers?.......................................... FFA-27
  Can You Make Transfers By Telephone?.................................. FFA-27
DEDUCTIONS AND CHARGES.................................................. FFA-27
  What Is The Contract Fee?............................................. FFA-27
  What Are Charges For General Administrative Expenses And Mortality And
   Expense Risks And How Much Are They?................................. FFA-27
  Are There Deductions For Annuity Taxes?............................... FFA-27
  What Variable Income Types Are Available?............................. FFA-27
  Is there a Free Look?................................................. FFA-28
OTHER CONTRACT AND INCOME ANNUITY PROVISIONS............................ FFA-28
  Can We Cancel Your Contract or Income Annuity?........................ FFA-28
  Are There Special Provisions That Apply If You Are A Participant In A
   Plan Subject To ERISA?............................................... FFA-28
  When Are Requests Effective?.......................................... FFA-29
  Will We Confirm Your Transactions?.................................... FFA-29
  Can MetLife Change The Provisions Of Your Contract or Income Annuity?. FFA-29
  What Are Your Voting Rights Regarding Portfolio Shares?............... FFA-30
  Can Your Voting Instructions Be Disregarded?.......................... FFA-30
  Who Sells Your Contract or Income Annuity And Do You Pay A Commission
   On The Purchase Of Your Contract or Income Annuity?.................. FFA-30
  Does MetLife Advertise The Performance Of The Separate Account?....... FFA-31
TAXES................................................................... FFA-32
  General............................................................... FFA-32
  How Do Federal Income Taxes Affect Your Contract?..................... FFA-32
  How Do Federal Income Taxes Affect Your Income Annuity?............... FFA-37
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............ FFA-40
APPENDIX................................................................ FFA-41

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. METLIFE DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED PROSPECTUS OR ANY SUPPLEMENT THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY METLIFE.

                                     FFA-3

                             INDEX OF SPECIAL TERMS

   TERMS                                                                   PAGE
   -----                                                                  ------
Account Balance.......................................................... FFA-10
Accumulation Units....................................................... FFA-20
Annuity Units............................................................ FFA-26
Assumed Investment Rate.................................................. FFA-26
Contract Year............................................................ FFA-19
Contracts................................................................ FFA- 1
Designated Office........................................................ FFA-19
Early Withdrawal Charge.................................................. FFA-22
Enhanced Preference Plus Contracts....................................... FFA- 1
Enhanced Preference Plus Income Annuities................................ FFA- 1
Experience Factor........................................................ FFA-20
Financial Freedom Account Contracts...................................... FFA- 1
Financial Freedom Account Income Annuities............................... FFA- 1
Free Corridor............................................................ FFA-23
Income Annuities......................................................... FFA- 1
Separate Account......................................................... FFA-10
Systematic Termination................................................... FFA-24
Systematic Withdrawal Income Program..................................... FFA-21
Valuation Period......................................................... FFA-20

                                     FFA-4

  TABLE OF EXPENSES--ENHANCED TSA, ENHANCED NON-QUALIFIED AND ENHANCED 403(A)
                 PREFERENCE PLUS CONTRACTS AND INCOME ANNUITIES

  The following table illustrates Separate Account, Metropolitan Fund, Calvert Balanced Portfolio, Calvert Capital Accumulation Portfolio and Fidelity Funds expenses for the fiscal year ending December 31, 1994:

CONTRACTOWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS
 CURRENTLY OFFERED
 Sales Load Imposed on Purchases...................................    None
 Deferred Sales Load............................................... From 0% to
   (as a percentage of the purchase payment funding the withdrawal    7%(a)
    during the accumulation period)
 Exchange Fee......................................................    None
 Surrender Fee.....................................................    None
ANNUAL CONTRACT FEE................................................    None
SEPARATE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average account value)
 General Administrative Expenses Fee...............................   .20%(b)
 Mortality and Expense Risk Fee....................................   .75%(b)
 Total Separate Account Annual Expenses............................   .95%
METROPOLITAN FUND ANNUAL EXPENSES
   (as a percentage of average net assets)

                                                    MANAGEMENT    OTHER
                                                       FEES    EXPENSES(C) TOTAL
                                                    ---------- ----------- -----
 Income Portfolio..................................    .25         .10      .35
 Diversified Portfolio.............................    .25         .07      .32
 Stock Index Portfolio.............................    .25         .08      .33
 Growth Portfolio..................................    .25         .07      .32
 Aggressive Growth Portfolio.......................    .75         .07      .82
 International Stock Portfolio.....................    .75         .29*    1.04

* Includes .14 in taxes.

 CALVERT BALANCED PORTFOLIO ANNUAL EXPENSES
 (as a percentage of average net assets)
                                                      MANAGEMENT  OTHER
                                                         FEES    EXPENSES TOTAL
                                                      ---------- -------- -----
                                                         .70       .10     .80
 CALVERT CAPITAL ACCUMULATION PORTFOLIO ANNUAL EX-
  PENSES
 (as a percentage of average net assets)
                                                      MANAGEMENT  OTHER
                                                         FEES    EXPENSES TOTAL
                                                      ---------- -------- -----
                                                         .90       .05     .95
 FIDELITY FUNDS ANNUAL EXPENSES
 (as a percentage of average net assets)
                                                      MANAGEMENT  OTHER
                                                         FEES    EXPENSES TOTAL
                                                      ---------- -------- -----
 Equity-Income Portfolio.............................    .52       .06     .58*
 Growth Portfolio....................................    .62       .07     .69*
 Overseas Portfolio..................................    .77       .15     .92
 Investment Grade Bond Portfolio.....................    .46       .21     .67
 Asset Manager Portfolio.............................    .72       .08     .80*

-------
* After reduction of expenses.

                                     FFA-5

EXAMPLE

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
the applicable time period:
  You would pay the following expenses on
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Income Division.............................  $76     $86     $98     $158
   Diversified Division........................   76      85      96      154
   Stock Index Division........................   76      85      97      155
   Growth Division.............................   76      85      96      154
   Aggressive Growth Division..................   81     101     123      210
   International Stock Division................   83     108     135      233
   Calvert Responsibly Invested Balanced Divi-
    sion.......................................   81     100     122      208
   Calvert Capital Accumulation Division.......   82     105     130      224
   Fidelity Equity-Income Division.............   78      93     110      183
   Fidelity Growth Division....................   80      97     116      196
   Fidelity Overseas Division..................   82     104     128      221
   Fidelity Investment Grade Bond Division.....   79      96     115      193
   Fidelity Asset Manager Division.............   81     100     122      208
If you annuitize at the end of the applicable
time period or do not surrender your
Contract(d):
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Income Division.............................  $13     $41     $72     $158
   Diversified Division........................   13      41      70      154
   Stock Index Division........................   13      41      71      155
   Growth Division.............................   13      41      70      154
   Aggressive Growth Division..................   18      56      97      210
   International Stock Division................   20      63     108      233
   Calvert Responsibly Invested Balanced Divi-
    sion.......................................   18      56      96      208
   Calvert Capital Accumulation Division.......   19      60     104      224
   Fidelity Equity-Income Division.............   16      49      84      183
   Fidelity Growth Division....................   17      52      90      196
   Fidelity Overseas Division..................   19      59     102      221
   Fidelity Investment Grade Bond Division.....   17      51      89      193
   Fidelity Asset Manager Division.............   18      56      96      208


                                     FFA-6

             TABLE OF EXPENSES--FFA CONTRACTS AND INCOME ANNUITIES

  The following table illustrates Separate Account, Metropolitan Fund, Calvert Balanced Portfolio, Calvert Capital Accumulation Portfolio and Fidelity Funds expenses for the fiscal year ending December 31, 1994:

CONTRACTOWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVI-
 SIONS CURRENTLY OFFERED
 Sales Load Imposed on Purchases..............................  None
 Deferred Sales Load..........................................  None
 Exchange Fee.................................................  None
 Surrender Fee................................................  None
ANNUAL CONTRACT FEE...........................................  None
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a percentage of average account value)
  General Administrative Expenses Fee.........................  .20%(b)
  Mortality and Expense Risk Fee..............................  .75%(b)
  Total Separate Account Annual Expenses......................  .95%
METROPOLITAN FUND ANNUAL EXPENSES
 (as a percentage of average net assets)
  Management Fees
   Stock Index Portfolio......................................  .25
  Other Expenses(c)...........................................  .08
  Total.......................................................  .33
CALVERT BALANCED PORTFOLIO ANNUAL EXPENSES
 (as a percentage of average net assets)
  Management Fees.............................................  .70
  Other.......................................................  .10
  Total.......................................................  .80
CALVERT CAPITAL ACCUMULATION PORTFOLIO ANNUAL EXPENSES
 (as a percentage of average net assets)
  Management Fees.............................................  .90
  Other.......................................................  .05
  Total.......................................................  .95
FIDELITY FUNDS ANNUAL EXPENSES
 (as a percentage of average net assets)

                                                       MANAGEMENT  OTHER
                                                          FEES    EXPENSES TOTAL
                                                       ---------- -------- -----
  Money Market Portfolio..............................    .20       .07     .27
  Equity-Income Portfolio.............................    .52       .06     .58*
  Growth Portfolio....................................    .62       .07     .69*
  Overseas Portfolio..................................    .77       .15     .92
  Investment Grade Bond Portfolio.....................    .46       .21     .67
  Asset Manager Portfolio.............................    .72       .08     .80*

-------
* After reduction of expenses.

                                     FFA-7

EXAMPLE

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
the applicable time period:
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Stock Index Division........................  $13     $41     $71     $155
   Calvert Responsibly Invested Balanced Divi-
   sion........................................   18      56      96      208
   Calvert Capital Accumulation Division.......   19      60     104      224
   Fidelity Money Market Division..............   13      39      67      148
   Fidelity Equity Income Division.............   16      49      84      183
   Fidelity Growth Division....................   17      52      90      196
   Fidelity Overseas Division..................   19      59     102      221
   Fidelity Investment Grade Bond Division.....   17      51      89      193
   Fidelity Asset Manager Division.............   18      56      96      208
If you annuitize at the end of the applicable
time period or do not surrender your
Contract(d):
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Stock Index Division........................  $13     $41     $71     $155
   Calvert Responsibly Invested Balanced Divi-
   sion........................................   18      56      96      208
   Calvert Capital Accumulation Division.......   19      60     104      224
   Fidelity Money Market Division..............   13      39      67      148
   Fidelity Equity-Income Division.............   16      49      84      183
   Fidelity Growth Division....................   17      52      90      196
   Fidelity Overseas Division..................   19      59     102      221
   Fidelity Investment Grade Bond Division.....   17      51      89      193
   Fidelity Asset Manager Division.............   18      56      96      208

-------
(a) Under certain circumstances, the deferred sales load, termed the early withdrawal charge in this Prospectus (see "Deductions and Charges", page FFA-22) does not apply to 10% or 20% of the Account Balance. Under certain other circumstances, the deferred sales load does not apply at all. There is no deferred sales load imposed under the Enhanced Non-Qualified Preference Plus Contract.
(b) Although total Separate Account annual expenses will not exceed .95% of average account values during the year, the allocation of these expenses between general administrative expenses and mortality and expense risk fees is only an estimate. (See "Deductions and Charges", page FFA-22.)
(c) Prior to May 16, 1993, MetLife paid all expenses of the Metropolitan Fund other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses.
(d) The annuity purchased must be a life annuity or one with a noncommutable duration of at least five years to avoid the early withdrawal charge (see "Exemptions from Early Withdrawal Charges", page FFA-23).

  The purpose of the above tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account, the Metropolitan Fund, the Calvert Balanced Portfolio, Calvert Capital Accumulation Portfolio and the Fidelity Funds. They assume that there are no other transactions. The Example is intended for illustrative purposes only; it should not be considered a representation of past or future expenses. Actual expenses may be higher or lower than those shown. Annuity taxes are not reflected in the tables.

  Shareholders of the Calvert Capital Accumulation Portfolio approved a new investment advisory agreement for that Portfolio on January 25, 1995. The tables above have been restated to reflect anticipated expenses for 1995, due to the change in investment advisors and the administrative services contract. Management and advisory expenses for the Calvert Capital Accumulation Portfolio include an administrative service fee of .10% paid to an affiliate of Calvert. Shareholders of the Calvert Balanced Portfolio approved new investment management and sub-investment management agreements for that Portfolio on April 20, 1995.

                                     FFA-8

  Several of the Fidelity Portfolios participate in directed brokerage arrangements. See '"FMR and its Affiliates" in the Fidelity Funds Prospectus. A portion of the brokerage commissions paid by the Fidelity Equity-Income, Growth, and Asset Manager Portfolios was used to reduce the respective expenses of those Portfolios. Without this reduction, total annual expenses would have been .60% for the Equity-Income Portfolio, .70% for the Growth Portfolio and .81% for the Asset Manager Portfolio. Each Fidelity Funds Portfolio has adopted a Distribution and Service Plan under Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). No separate payments are authorized to be made by the Fidelity Funds Portfolios under these plans. Rather, the plans recognize that Fidelity Management & Research Company ("FMR") may use its management fee or other resources to pay expenses associated with activities primarily intended to result in the sale of the Fidelity Funds Portfolios' shares. These plans also provide that FMR may make payments from these sources to third parties, although the boards of directors of the Fidelity Funds have not authorized these payments to date. See "Deductions and Charges", page FFA-22, for a more detailed description of the charges and expenses imposed upon the assets in the Separate Account.



                                     FFA-9

SUMMARY
 ...............................................................................

THE USE OF CERTAIN TERMS IN THIS PROSPECTUS

  This Prospectus describes variable accumulation and income annuity contracts issued by Metropolitan Life Insurance Company ("MetLife," "we," "us" or "our"). The term "Contracts" and "Income Annuities" also includes certificates issued under certain group arrangements. Income Annuities are described separately beginning on page FFA-25. "You" as used in this Prospectus means the participant or annuitant for whom money is invested in a Contract or Income Annuity. Under the Contracts and Income Annuities issued for (S)457(f) deferred compensation plans, (S)451 deferred fee arrangements, (S)451 deferred compensation plans and (S)457(e)(11) severance and death benefit plans, the trustee or the employer retains all rights to control the money under the Contract or Income Annuity. Under several Contracts and Income Annuities issued for (S)403(b) tax sheltered annuities, the employer retains all rights to control the money under the Contract and Income Annuity. For these Contracts and Income Annuities, where we refer to giving instructions or making payments to us, "you" means such trustee or employer.

INVESTMENT CHOICES (PAGES FFA 16-19)

  Each of the Contracts offers an account under which we guarantee specified interest rates for specified periods (the "Fixed Interest Account"). This Prospectus does not describe that account and will mention the Fixed Interest Account only where necessary to explain how the "Separate Account" works. Each Contract also offers a choice of investment options under which values can go up or down based upon investment performance. See "Determining the Value of Your Separate Account Investment," page FFA-20, for a description of accumulation units and how these values are determined based upon investment performance.

  This Prospectus describes only the investment options available through a "Separate Account" as distinct from the Fixed Interest Account.

A SUMMARY OF THE INVESTMENT OBJECTIVES OF THE INVESTMENT CHOICES APPEARS ON PAGES FFA 16-19. A MORE COMPLETE DESCRIPTION OF THE INVESTMENT CHOICES IS FOUND IN THE METROPOLITAN SERIES FUND, INC. PROSPECTUS, WHICH IS LOCATED IN THE BACK OF THIS PROSPECTUS AND THE CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO, CALVERT CAPITAL ACCUMULATION PORTFOLIO AND FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS PROSPECTUSES, WHICH ARE DELIVERED SEPARATELY.

TAXES (PAGES FFA 32-37)

  A variable annuity receives special treatment under the federal income tax laws. Please refer to the pages above for information concerning how the federal tax laws affect purchase payments and withdrawals in each particular tax "market."

PURCHASE PAYMENTS; TRANSFERS (PAGES FFA 19-20; FFA 20-22)

  The Contracts allow you to make new purchase payments, to transfer money between investment options and between the Separate Account and the Fixed Interest Account, and to withdraw monies credited to you ("Account Balance"). (See "Withdrawals and Transfers," page FFA-20.) Restrictions and early withdrawal charges may apply to withdrawals, depending on the circumstances and what Contract you are in. (See "Withdrawals and Transfers," page FFA-20, and "Deductions and Charges," page FFA-22.)

DEDUCTIONS AND CHARGES (PAGES FFA 22-23)

Your Contract is subject to various charges.

  Annual Contract Fees: There is no annual Contract fee. (There is a $20 annual Contract fee imposed on certain Fixed Interest Account balances.)

  General Administrative Expenses and Mortality and Expense Risks: .95% on an annual basis.

  Early Withdrawal Charge: A declining charge of up to 7% on amounts for the first seven years after each purchase payment is received. (THERE IS NO EARLY WITHDRAWAL CHARGE FOR FINANCIAL FREEDOM ACCOUNT AND ENHANCED NON-QUALIFIED PREFERENCE PLUS CONTRACTS.)

  Metropolitan Series Fund, Inc.:  Management fees and other expenses.

  Calvert Responsibly Invested Balanced Portfolio: Management fees and other expenses.

  Calvert Capital Accumulation Portfolio: Management fees and other expenses.

  Fidelity Variable Insurance Products Funds: Management fees and other expenses.


                                    FFA-10

 ...............................................................
EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES (PAGES FFA 23-24)

  A withdrawal or transfer may not result in an early withdrawal charge. Provisions are more fully described within this Prospectus. A summary appears below.

  Withdrawals or transfers without a charge for All Markets:

    Item 1--Transfers among investment divisions or to the Fixed Interest
    Account.

    Item 2--Withdrawals that represent purchase payments made over seven years ago.

    Item 3--Free Corridor

    Item 4--"Free Look"

    Item 5--Certain Income Annuities

    Item 6--Death Benefit

    Item 7--Mandated Withdrawals under Federal law

    Item 8--Systematic Termination

    Item 9--Disability

    Item 10--Retirement

    Item 11--Separation from Service

    Item 12--Plan Termination

    Item 13--Hardship

    Item 14--Pre-Approved Investment Vehicles

    Item 15--Pre-Approved Plan Provision

DEATH BENEFIT (PAGES FFA 24-25)

  Each Contract (other than the Enhanced Non-Qualified Preference Plus Contract) offers a death benefit that guarantees certain payments in case of your death even if account values have fallen below that amount.

INCOME ANNUITIES (PAGE FFA 25)

  You may use your money to obtain payments guaranteed for life or for certain other periods (an annuity). These payments may be either for specified, fixed amounts or for amounts that can go up or down based on the investment performance of a choice of investment options in the Separate Account ("variable income option"). You may purchase an Income Annuity if you did not have a Contract during the accumulation period. Your Income Annuity is subject to various charges. (See "Income Annuities--Deductions and Charges," page FFA-27.)

                                     FFA-11

       ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION BY CONTRACT

         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

  The following information has been derived from the Separate Account's full financial statements, which statements are annually audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing with the full financial statements and related notes in the Statement of Additional Information or as previously stated in earlier reports.


                                                                  NUMBER OF
     ENHANCED TSA, ENHANCED           ACCUMULATION               ACCUMULATION
   NON-QUALIFIED AND ENHANCED          UNIT VALUE  ACCUMULATION     UNITS
             403(A)                   BEGINNING OF  UNIT VALUE   END OF YEAR
  PREFERENCE PLUS CONTRACTS(A)   YEAR     YEAR     END OF YEAR  (IN THOUSANDS)
  ----------------------------   ---- ------------ ------------ --------------
  Income Division                1994    $25.83       $24.79         155
                                 1993     23.43        25.83         111
                                 1992     22.12        23.43          51
                                 1991     19.02        22.12           3
                                 1990     17.91(b)     19.02           0
  Diversified Division           1994     20.51        19.69         241
                                 1993     18.36        20.51         125
                                 1992     16.93        18.36          28
                                 1991     13.68        16.93           3
                                 1990     14.34(b)     13.68           0
  Stock Index Division           1994     15.04        15.07         631
                                 1993     13.86        15.04         507
                                 1992     13.02        13.86         260
                                 1991     10.13        13.02           0
                                 1990     10.85(b)     10.13           0
  Growth Division                1994     30.85        29.57         197
                                 1993     27.22        30.85         123
                                 1992     24.63        27.22          47
                                 1991     18.67        24.63           7
                                 1990     21.66(b)     18.67           0
  Aggressive Growth Division     1994     27.05        26.29         625
                                 1993     22.26        27.05         358
                                 1992     20.37        22.26         134
                                 1991     12.35        20.37           7
                                 1990     14.85(b)     12.35           0
  International Stock Division   1994     13.84        14.40         558
                                 1993      9.45        13.84         191
                                 1992     10.63         9.45          50
                                 1991     10.00(c)     10.63           4
  Calvert Responsibly Invested
  Balanced
  Division                       1994     12.43        11.91          90
                                 1993     11.62        12.43          66
                                 1992     10.90        11.62          27
                                 1991     10.00(d)     10.90           2
  Calvert Capital Accumulation
   Division                      1994     12.81        11.43           2
                                 1993     12.03        12.81           1
                                 1992     10.78(e)     12.03           0

                                    FFA-12

                                   [CHART 3A]





                                                                   NUMBER OF
      ENHANCED TSA, ENHANCED           ACCUMULATION               ACCUMULATION
    NON-QUALIFIED AND ENHANCED          UNIT VALUE  ACCUMULATION     UNITS
              403(A)                   BEGINNING OF  UNIT VALUE   END OF YEAR
   PREFERENCE PLUS CONTRACTS(A)   YEAR     YEAR     END OF YEAR  (IN THOUSANDS)
   ----------------------------   ---- ------------ ------------ --------------
  Fidelity Money Market
   Division(f)                    1994    10.72        11.02           12
                                  1993    10.50        10.72            0
                                  1992    10.33        10.50            0
  Fidelity Equity-Income Divi-
   sion                           1994    15.02        15.84          513
                                  1993    12.83        15.02          195
                                  1992    11.75(e)     12.83           27
  Fidelity Growth Division        1994    15.87        15.72          641
                                  1993    13.43        15.87          290
                                  1992    12.05(e)     13.43           93
  Fidelity Overseas Division      1994    13.10        13.20           93
                                  1993     9.63        13.10           27
                                  1992    11.22(e)      9.63            4
  Fidelity Investment Grade Bond
   Division                       1994    12.77        12.17           24
                                  1993    11.62        12.77            7
                                  1992    10.99(e)     11.62            1
  Fidelity Asset Manager Divi-
   sion                           1994    14.32        13.32          728
                                  1993    11.94        14.32          292
                                  1992    11.23(e)     11.94           81

                                     FFA-13

                                   [CHART 3B]




                                                             NUMBER OF
                                 ACCUMULATION               ACCUMULATION
                                  UNIT VALUE  ACCUMULATION     UNITS
     FINANCIAL FREEDOM           BEGINNING OF  UNIT VALUE   END OF YEAR
     ACCOUNT CONTRACTS      YEAR     YEAR     END OF YEAR  (IN THOUSANDS)
     -----------------      ---- ------------ ------------ --------------
  Stock Index Division      1994    12.83        12.86           226
                            1993    11.82        12.83           150
                            1992    11.11        11.82         1,999
                            1991    10.00(c)     11.11         2,181
  Calvert Responsibly In-
   vested Balanced Divi-
   sion                     1994    12.45        11.93            56
                            1993    11.63        12.45            35
                            1992    10.91        11.63            22
                            1991    10.00(c)     10.91             0
  Calvert Capital Accumu-
   lation Division          1994    12.81        11.43            44
                            1993    12.03        12.81            29
                            1992    10.67        12.03            16
                            1991    10.00(c)     10.67             0
  Fidelity Money Market
   Division                 1994    10.72        11.02            26
                            1993    10.50        10.72            19
                            1992    10.22        10.50            12
                            1991    10.00(c)     10.22         1,146
  Fidelity Equity-Income
   Division                 1994    15.02        15.84           270
                            1993    12.83        15.02           165
                            1992    11.07        12.83            66
                            1991    10.00(c)     11.07             4
  Fidelity Growth Division  1994    15.87        15.72           508
                            1993    13.43        15.87           317
                            1992    12.40        13.43           136
                            1991    10.00(c)     12.40            30
  Fidelity Overseas Divi-
   sion                     1994    13.10        13.20           197
                            1993     9.63        13.10            98
                            1992    10.89         9.63            24
                            1991    10.00(c)     10.89             4

                                     FFA-14

                                                              NUMBER OF
                                  ACCUMULATION               ACCUMULATION
                                   UNIT VALUE  ACCUMULATION     UNITS
       FINANCIAL FREEDOM          BEGINNING OF  UNIT VALUE   END OF YEAR
       ACCOUNT CONTRACTS     YEAR     YEAR     END OF YEAR  (IN THOUSANDS)
     ----------------------  ---- ------------ ------------ --------------
     Fidelity Investment     1994    12.77        12.17           72
     Grade Bond Division     1993    11.62        12.77           46
                             1992    11.00        11.62           25
                             1991    10.00(c)     11.00            2
     Fidelity Asset Manager  1994    14.32        13.32          511
     Division                1993    11.94        14.32          309
                             1992    10.78        11.94          111
                             1991    10.00(c)     10.78           12

      In addition to the above mentioned Accumulation Units, there are cash reserves of $129,639 at December 24, 1994 applicable to Income Annuities receiving annuity payouts.

-------
(a) Not all investment divisions are offered under the various Enhanced Preference Plus Contracts. See "Your Investment Choices", page FFA-16.
(b) Inception Date July 2, 1990.
(c) Inception Date July 1, 1991. Sales commenced for Enhanced Non-Qualified Preference Plus Contracts in 1991.
(d) Inception Date May 1, 1991.
(e) Inception Date May 1, 1992.
(f) No longer offered under the Enhanced Preference Plus Contracts



                                [CHART #4 FFA]



FINANCIAL STATEMENTS

  The financial statements for the Separate Account and MetLife are in the Statement of Additional Information and are available upon request from MetLife.

                                    FFA-15

OUR COMPANY AND THE SEPARATE ACCOUNT
 ...............................................................................

WHO IS METLIFE?

  We are a mutual life insurance company whose principal office is at One Madison Avenue, New York, N.Y. 10010. We were formed in 1868 in New York and operate as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. We have over $163 billion in assets under management and serve one out of every six Americans.

WHAT IS THE SEPARATE ACCOUNT?

  We organized the Separate Account on September 27, 1983. It is an investment account that we maintain separate from our other assets. It is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. All income, gains and losses, whether or not realized, from the Separate Account's assets are credited to or charged against the Separate Account, without regard to our other business. In other words, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. Our obligation to honor all of our promises under the Contracts and Income Annuities is not limited by the amount of assets in the Separate Account.

THE CONTRACTS DESCRIBED IN THIS PROSPECTUS
 ...............................................................................

WHAT ARE THE CONTRACTS?

  The Contracts offer you the choice of an account which pays interest guaranteed by MetLife (the Fixed Interest Account) or an account offering a range of investment choices where performance is not guaranteed. The Contracts are called "annuities" since they offer a variety of payment options, including guaranteed income for life.

  We offer many types of Contracts to meet your needs. These Contracts include Tax Sheltered Annuities (TSAs) under (S)403(b) of the Internal Revenue Code ("Code"), Qualified Annuity Plans (403(a)) under (S)403(a) and Tax Deferred Annuities (Non-Qualified) under (S)72 for (S)457(f) deferred compensation plans, (S)451 deferred fee arrangements, (S)451 deferred compensation plans and (S)457(e)(11) severance and death benefit plans. These are group Contracts offered to an employer, association, trust or other group for its employees, members, participants or independent contractors or employees of the grantor of the trust. These Contracts may be issued to a bank which does nothing but hold them as contractholder. Enhanced Non-Qualified Contracts for Section 457(e)(11) severance and death benefit plans are no longer currently offered for purchase.

  This Prospectus covers two categories of Contracts: certain Enhanced Preference Plus Contracts and FFA Contracts (the latter being available only to a limited number of TSA plans, (S)403(a) plans, (S)457(f) deferred compensation plans, (S)451 deferred fee arrangements, (S)451 deferred compensation plans and (S)457(e)(11) severance and death benefit plans). Make sure you read the descriptions that apply to your Contract. The Contracts have a reduced mortality and expense risk charge as a result of reduced administration expenses. Differences between the Contracts include what investment choices are available, what rights you have to withdraw or transfer money, and a number of other features.

  The following sections of this Prospectus will describe in more detail the investment options, minimum and maximum purchase payments, how the value of your Contract is determined, withdrawal and transfer rights, death benefits, charges and expenses, income options and many other important features. It will occasionally refer to the Fixed Interest Account. However, this Prospectus does not describe that account.

MAY THE CONTRACTS BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. If your purchase payments are made under a retirement plan, the Contract may provide that all or some of your rights as described in this Prospectus are subject to the terms of the plan. You should consult the plan document to determine whether there are any provisions under your plan which may limit or affect the exercise of your rights under the Contract. Rights that may be affected include those concerning purchase payments, withdrawals, transfers, the death benefit and income annuity types. For example, if part of your Account Balance represents non-vested employer contributions, you may not be permitted to withdraw these amounts and the early withdrawal charge calculations may not include all or part of the employer contributions. The Contract may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. The Contract may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. Your Contract will indicate under what circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

YOUR INVESTMENT CHOICES
 ...............................................................................

WHAT ARE THE INVESTMENT CHOICES AND HOW DO WE PROVIDE THEM?

  The investment choices are provided through our Separate Account. Divisions available for new

                                    FFA-16
investments for the Enhanced Preference Plus Contracts are the Income, Diversified, Growth, Aggressive Growth, Stock Index, International Stock, Calvert Responsibly Invested Balanced Division and Calvert Capital Accumulation Divisions. Available in some cases for the Enhanced Preference Plus Contracts are the Fidelity Equity-Income, Growth, Overseas, Investment Grade Bond and Asset Manager Divisions. Divisions available for the FFA Contracts are the Stock Index Division, both Calvert Divisions and the five Fidelity Divisions and the Fidelity Money Market Division. Your employer, association or group may have limited the number of available divisions. Your Contract will indicate what divisions were available to you when we issued it. We may add or eliminate divisions for some or all persons.

  The divisions do not invest directly in stocks, bonds or other investments. Instead they buy and sell shares of mutual fund portfolios that in turn do the investing. The portfolios are part of the Metropolitan Fund, the Acacia Capital Corporation, and the Fidelity Funds as shown on page 1. No sales or redemption charges apply to our purchase or sale through the Separate Account of these mutual fund shares. These mutual funds are available only through the purchase of annuities and life insurance policies and are never sold directly to the public. These mutual funds are "series" types of funds registered with the Securities and Exchange Commission as "diversified open-end management investment companies" under the 1940 Act. Each division invests in shares of a comparably named portfolio.

  A summary of the investment objectives of the currently available portfolios is as follows:

Income Portfolio: To achieve the highest possible total return, by combining current income with capital gains, consistent with prudent investment risk and preservation of capital, by investing primarily in fixed-income, high-quality debt securities.

Diversified Portfolio: To achieve a high total return while attempting to limit investment risk and preserve capital by investing in equity securities, fixed-income debt securities, or short-term money market instruments, or any combination thereof, at the discretion of State Street Research & Management Company (a subsidiary of ours).

Stock Index Portfolio: To equal the performance of the Standard & Poor's 500 composite stock price index (adjusted to assume reinvestment of dividends) by investing in the common stock of companies which are included in the index.

Growth Portfolio: To achieve long-term growth of capital and income, and moderate current income, by investing primarily in common stocks that are believed to be of good quality or to have good growth potential or which are considered to be undervalued based on historical investment standards.

Aggressive Growth Portfolio: To achieve maximum capital appreciation by investing primarily in common stocks (and equity and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies, undervalued securities or special situations.

International Stock Portfolio: To achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-United States companies.

Calvert Responsibly Invested Balanced Portfolio: To achieve a total return above the rate of inflation through an actively managed, diversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social concern criteria established for the Calvert Balanced Portfolio.

Calvert Capital Accumulation Portfolio: To achieve long-term capital appreciation by investing primarily in a non-diversified portfolio of equity securities of small-to-mid-sized companies.

Fidelity's Money Market Portfolio: To achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

Fidelity's Equity-Income Portfolio: To achieve reasonable income by investing primarily in income-producing equity securities.

Fidelity's Growth Portfolio: To achieve capital appreciation.

Fidelity's Overseas Portfolio: To achieve long-term growth of capital primarily through investments in foreign securities.

Fidelity's Investment Grade Bond Portfolio: To achieve as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities.

Fidelity's Asset Manager Portfolio: To achieve high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

  Each of the currently available Metropolitan Fund portfolios pays us, the investment manager of the Metropolitan Fund, an investment management fee equivalent to an annual rate of .25% of the average daily

                                     FFA-17
value of the aggregate net assets of the portfolio (except that the Aggressive Growth and International Stock Portfolios pay a fee of .75% of the average daily value of its aggregate net assets). For providing us with sub-investment management services, according to a contract between us and State Street Research & Management Company ("State Street Research"), one of our subsidiaries, we pay fees to State Street Research for the Growth, Income, Diversified and Aggressive Growth Portfolios. For providing us with sub-investment management services, according to a contract between us and GFM International Investors, Ltd. ("GFM"), our subsidiary, we pay fees to GFM for the International Stock Portfolio. Sub-investment management fees are solely our responsibility, not that of the Metropolitan Fund.

  Similarly, the Calvert Balanced Portfolio pays Calvert, the Calvert Balanced Portfolio's investment adviser, a base monthly investment advisory fee equivalent to an annual rate of .70% of the first $500 million of the average daily net assets of the Calvert Balanced Portfolio, .65% of the next $500 million and .60% of the remainder. In addition, beginning on July 1, 1996, Calvert Balanced Portfolio will pay Calvert a performance fee adjustment based on the extent to which performance of the Calvert Balanced Portfolio exceeds or trails the Lipper Balanced Funds Index as follows:

PERFORMANCE                                                          PERFORMANCE
VERSUS THE                                                               FEE
LIPPER BALANCED FUNDS INDEX                                          ADJUSTMENT
---------------------------                                          -----------
at least 6%, but less than 12%......................................    .05%
at least 12%, but less than 18%.....................................    .10%
more than 18%.......................................................    .15%

  Payment by the Calvert Balanced Portfolio of the performance adjustment will be conditioned on: (1) the performance of the Portfolio as a whole having exceeded the Lipper Balanced Funds Index; and (2) payment of the performance adjustment not causing the Balanced Portfolio's performance to fall below the Lipper Balanced Funds Index.

  Calvert pays sub-investment advisory fees to NCM Capital Management Group, Inc. consisting of a base fee and, beginning on July 1, 1996, a performance fee adjustment based on the extent to which performance of the Balanced Portfolio exceeds or trails the Lipper Balanced Funds Index. These fees are solely the responsibility of Calvert, not the Calvert Balanced Portfolio.

  Calvert Capital Accumulation pays Calvert, Calvert Capital Accumulation's investment advisor, a monthly investment advisory fee equivalent to an annual rate of .80% of the Portfolio's average daily net assets. In addition, beginning in February 1997, Calvert Capital Accumulation will pay Calvert a performance fee adjustment based on the extent to which performance of Calvert Capital Accumulation Portfolio exceeds or trails the Standard & Poor's 400 Mid-Cap Index (S&P 400 Mid-Cap Index) as follows:

                                                                     PERFORMANCE
PERFORMANCE VERSUS THE                                                   FEE
S&P 400 MID-CAP INDEX                                                ADJUSTMENT
----------------------                                               -----------
less than 10%.......................................................    0.00%
at least 10%, but less than 25%.....................................    0.01%
at least 25%, but less than 40%.....................................    0.03%
40% or more.........................................................    0.05%

  Calvert will initially pay sub-investment advisory fees to Apodaca Johnston Capital Management, Inc., Brown Capital Management, Inc. and Fortaleza Asset Management, Inc. and will later also pay sub-investment advisory fees to Lee Asset Management Company, New Amsterdam Partners, L.P., Seneca, Inc. and Sturdivant & Co., Inc. The base sub-investment advisory fee of .25% of average daily net assets is solely the responsibility of Calvert, not Calvert Capital Accumulation. In addition, beginning in February 1997, Calvert Capital Accumulation will pay the initial three sub-advisors a performance fee adjustment based on the extent to which performance of Calvert Capital Accumulation Portfolio exceeds or trails the indices noted as follows:

PERFORMANCE                                                          PERFORMANCE
VERSUS THE                                                               FEE
INDEX                                                                ADJUSTMENT
-----------                                                          -----------
10% less than 25%...................................................    0.02%
25% less than 40%...................................................    0.05%
40% or more.........................................................    0.10%

  For the three initial sub-advisors, the performance fee adjustment will relate to the following indices: Apodaca-Johnston Capital Management, Inc.-- Russell 2000 Index; Brown Capital Management, Inc.--a blend consisting of 60% Russell 1000 Index and 40% Russell 2000 Index; and Fortaleza Asset Management, Inc.--Russell 2000 Index.

  Fidelity's Equity-Income, Growth, Overseas and Asset Manager Portfolios pay FMR an investment management fee which is the sum of a group fee rate based on the monthly average net assets of all the mutual funds advised by FMR (this rate cannot rise above .52%, and it drops as total assets under management increase) and an individual fee of .20% for Fidelity's Equity-Income Portfolio, .30% for Fidelity's Growth Portfolio, .45% for Fidelity's Overseas Portfolio

                                    FFA-18
and .40% for Fidelity's Asset Manager Portfolio of the average net assets throughout the month. FMR pays sub-investment management fees to Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc. for Fidelity's Overseas and Asset Manager Portfolios and to Fidelity International Investment Advisors for Fidelity's Overseas Portfolio, but these fees are the sole responsibility of FMR, not the Fidelity Funds. Fidelity's Money Market Portfolio and Investment Grade Bond Portfolio pay FMR an investment management fee which is also the sum of a group fee rate based on the monthly average net assets of all the mutual funds advised by FMR and an individual rate. The group fee cannot rise above .37% and it drops as total assets under management increase, and the individual rate is .03% and .30%, of Fidelity's Money Market and Investment Grade Bond Portfolios' average net assets throughout the month, respectively. In addition to the sum of the group and individual fee rates, Fidelity's Money Market Portfolio's fee may be affected by an income component. If the portfolio's gross yield is 5% or less, the sum of the group and individual fee rate is the management fee. The income-based component is added to the basic fee only when the portfolio's yield is greater than 5%. The income-based fee is 6% of that portion of the portfolio's yield that represents a gross yield of more than 5% per year. The maximum income-based component is .24%. FMR pays a sub-investment management fee to FMR Texas Inc. for Fidelity's Money Market Portfolio, but these fees are the sole responsibility of FMR, not the Fidelity Funds.

  The Metropolitan Fund, the Calvert Balanced Portfolio, Calvert Capital Accumulation and the Fidelity Funds are more fully described in their respective prospectuses and the Statements of Additional Information that the prospectuses refer to. The Metropolitan Fund's prospectus is attached at the end of this prospectus. The Calvert Balanced Portfolio, Calvert Capital Accumulation and Fidelity Funds' prospectuses are given out separately to those investors to whom these investment choices are offered. The Statements of Additional Information are available upon request.

  See "The Fund and its Purpose," in the prospectus for the Metropolitan Fund for a discussion of the different separate accounts of MetLife and Metropolitan Tower Life Insurance Company that invest in the Metropolitan Fund and the risks related to that arrangement. See "Purchase and Redemptions of Shares", in the prospectuses for the Calvert Balanced Portfolio and Calvert Capital Accumulation and "The Fund and the Fidelity Organization" in the prospectus for the Fidelity Funds for a discussion of the different separate accounts of the various insurance companies that invest in these funds and the risks related to those arrangements.

PURCHASE PAYMENTS
 ................................................................................

ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?

  Yes. All purchase payments and all requests you may have concerning the Contracts, like a change in beneficiary, should be sent to our "Designated Office". We will provide you with the address for this office. All checks should be payable to "MetLife". You can also make certain requests by telephone. In order to have a purchase payment credited to you, we must receive it and completed documentation. We will provide the appropriate forms. Your employer or the group of which you are a participant or member must also identify you to us on their reports to us and tell us how your purchase payments should be allocated among the investment divisions and the Fixed Interest Account.

  Your first purchase payment is normally credited to you within two days of receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and tell you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem can be remedied. If you do not agree, your purchase payment will be returned immediately.

  Purchase payments are effective and valued as of 4:00 p.m., New York City time, on the day we receive them at our Designated Office, except (1) when they are received on a day when the accumulation unit value (which will be discussed later in this Prospectus) is not calculated or (2) when they are received after 4:00 p.m., New York City time. In those cases, the purchase payments will be effective the next day the accumulation unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  There are no minimum purchase payments except for the Enhanced Non-Qualified Preference Plus Contract. Under the Enhanced Non-Qualified Preference Plus Contract, we may require each purchase payment to be at least $2,000, and total purchase payments must be at least $15,000 for the first contract year. (Depending on underwriting and plan requirements, Contract Year for the first year is the first three to fifteen month period the Contract is in force; thereafter, it is each subsequent twelve month period.) During subsequent Contract Years, we may require that purchase payments made under the Enhanced Non-Qualified Preference Plus Contract must be at least $5,000.

                                     FFA-19

  We may reject purchase payments over $500,000. Your purchase payments may also be limited by the tax laws.

HOW ARE PURCHASE PAYMENTS ALLOCATED?

  You decide how a purchase payment is allocated among the Fixed Interest Account and the investment divisions of the Separate Account available to your Contract. Changes of your allocation for new purchase payments will be made upon receipt of your notification to us of the changes. You may also specify a day, as long as it is within 30 days after we receive the request.

ARE THERE ANY LIMITS ON SUBSEQUENT PURCHASE PAYMENTS?

  You may generally make purchase payments at any time before the date income payments begin except as limited by the tax laws. We may limit your ability to make purchase payments after you have made a withdrawal based on termination of employment. No additional purchase payments may be made after commencement of a systematic termination (from both the Fixed Interest and Separate Accounts), described below, until we receive written notice that you request cancellation of the systematic termination.

DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT
 ...............................................................................

WHAT IS AN ACCUMULATION UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "accumulation units". When you make purchase payments or transfers into an investment division, you are credited with accumulation units. When you request a withdrawal or a transfer of money from an investment division, accumulation units are liquidated. In either case, the number of accumulation units you gain or lose is determined by taking the amount of the purchase payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs. For example, if an accumulation unit is $10.00 and a $500 purchase payment is made, the number of accumulation units purchased is 50 ($500 divided by $10 = 50). We calculate accumulation units separately for each investment division of the Separate Account.

HOW IS AN ACCUMULATION UNIT VALUE CALCULATED?

  We calculate the value of accumulation units once a day on every day the New York Stock Exchange is open for trading. We call the time between the calculation of an accumulation unit and the next accumulation unit calculation the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments, transfers and withdrawals are valued as of the end of the Valuation Period during which the transaction occurred. The value of accumulation units can go up or down and is derived from the investment performance of each of the portfolios. If the investment performance, after payment of Separate Account expenses is positive, accumulation unit values will go up. Conversely, if the investment performance, after payment of Separate Account expenses is negative, they will go down.

  We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying portfolios. The experience factor is calculated as of the end of each Valuation Period as follows: We take the net asset value per share of the underlying portfolio, add the per share amount of any dividend or capital gain distribution paid by the portfolio during the current Valuation Period, and subtract any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a percentage that reflects investment performance. We then subtract a charge not to exceed .000025905 (an effective annual rate of .95%) for the Contracts for each day in the Valuation Period. This charge is to cover the general administrative expenses and the mortality and expense risks we assume under the Contracts.

  To calculate an accumulation unit value we multiply the experience factor for the period since the last calculation by the last previously calculated accumulation unit value. We then add this to the prior accumulation unit value. For example, if the last previously calculated accumulation unit value is $12.00 and the experience factor for the period was .05, the new accumulation unit value is $12.60 ($12.00 X .05 = $.60; $.60 + $12.00 =
$12.60). On the other hand, if the experience factor was -.05, the new accumulation unit value is $11.40 ($12.00 x (.05) = $(.60); $12.00 - $.60 =
$11.40).

WITHDRAWALS AND TRANSFERS
 ...............................................................................

CAN YOU MAKE WITHDRAWALS AND TRANSFERS?

  Yes. You may either withdraw all or part of your Account Balance from the Contract or transfer it from one investment division to another or to the Fixed Interest Account. Some restrictions may apply to transfers from the Fixed Interest Account to the Separate Account.

  Withdrawals must be at least $500 (or the Account Balance, if less). You may make an unlimited number of

                                    FFA-20
transfers. Your request must tell us the percentage or dollar amount to be withdrawn or transferred. If we agree, you may also submit an authorization directing us to make transfers on a continuing periodic basis from one investment division to another or to the Fixed Interest Account. We may require that you maintain a minimum account balance in an investment division from which you desire to make transfers based upon this authorization.

WHEN WILL WE MAKE WITHDRAWALS OR TRANSFERS?

  Generally, as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and pay the death benefit instead. If the withdrawal is made to provide income payments, it will be made as of the end of the Valuation Period ending most recently before the date the income annuity is purchased.

WILL WE MAKE PAYMENTS DIRECTLY TO OTHER INVESTMENTS ON A TAX-FREE BASIS?

  Generally yes, if you so request, but only if all applicable requirements of the Code are met, and we receive all information necessary for us to make the payment.

WHAT RESTRICTIONS APPLY TO TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANTS?

  If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment, as well as a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with applicable law.

WHAT RESTRICTIONS APPLY TO TSA CONTRACTS?

  As required by the Code, certain withdrawals from the contracts before age 59 1/2 are prohibited. See "Taxes--TSA Contracts" at page FFA-33-34.

CAN YOU MAKE TRANSFERS BY TELEPHONE?

  Yes. You can make a transfer request by telephone unless prohibited by state law. If we agree and you complete the form we supply to you, you may also authorize your sales representative to make a request on your behalf by telephone. Whether you have your sales representative make requests or you make the requests by telephone yourself, you are authorizing us to act upon the telephone instructions of any person purporting to be you or, if applicable, your sales representative, assuming our procedures have been followed, to make transfers from both your Fixed Interest and Separate Account Balances. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. All telephone calls will be recorded, and you (or the sales representative) will be asked to produce your personalized data prior to our initiating any transfer requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transfer. Neither we nor the Separate Account will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be genuine. In the unlikely event that you have trouble reaching us, requests should be made to the Designated Office.

CAN YOU MAKE SYSTEMATIC WITHDRAWALS?

  Yes. If we agree and, if approved in your state, for certain Enhanced TSA Preference Plus Contracts, you may request us to make "automatic" withdrawals for you on a periodic basis through our Systematic Withdrawal Income Program ("SWIP"). SWIP payments are not payments made under an income option or under an income annuity, as described later in this Prospectus. You must have separated from service to elect SWIP if you are under age 59 1/2 under an Enhanced TSA Preference Plus Contract. Also, you may not receive SWIP payments if you have an outstanding loan. You may choose to receive SWIP payments for either a specific dollar amount or a percentage of your Account Balance. You must meet certain total Account Balance minimums to initiate SWIP payments. Each SWIP payment must be at least $50. Your payment date is the date you specify, if we receive your request at least 10 days prior to the initial payment date. Otherwise, payments will commence 30 days from the date you specify. If you do not specify a payment date, payments will commence 30 days from the date we receive your request. The date of the first SWIP payment is your SWIP anniversary date. Requests to commence SWIP payments may not be made by telephone. Changes to the specified dollar amount or percentage or to alter the timing of payments may be made once a year on the SWIP anniversary date. Requests for such changes must be made at least 30 days prior to the SWIP anniversary

                                     FFA-21
date. You may cancel your SWIP request at any time by telephone or by writing us at the Designated Office.

FROM WHAT INVESTMENT DIVISIONS WILL WITHDRAWALS BE MADE FOR SWIP PAYMENTS?

  Each SWIP payment will be taken on a prorata basis from the Fixed Interest Account and each investment division of the Separate Account in which you then have an Account Balance. If your total Account Balance is insufficient to make a requested SWIP payment, the remaining Account Balance will be paid to you.

WILL YOU PAY AN EARLY WITHDRAWAL CHARGE (SALES LOAD) WHEN YOU RECEIVE A SWIP PAYMENT?

  For purposes of the early withdrawal charge, SWIP is characterized as a single withdrawal made in a series of payments over a twelve month period. SWIP payments in excess of the 20% free corridor, calculated for this purpose as 20% of the Account Balance on the SWIP anniversary date, will be subject to an early withdrawal charge unless the payments are from other amounts to which an early withdrawal charge no longer applies. See "Deductions and Charges" immediately below.

  SWIP payments are treated as withdrawals for federal income tax purposes. All or a portion of the amounts withdrawn under SWIP will be subject to federal income tax and, if you are under age 59 1/2, tax penalties may still apply. See "Taxes", pages FFA 32-37.

DEDUCTIONS AND CHARGES
 ................................................................................

ARE THERE ANNUAL CONTRACT CHARGES?

  There are no Separate Account annual Contract charges.

WHAT ARE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND MORTALITY AND EXPENSE RISKS AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that Contract purchasers and participants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. We also bear the risk that the guaranteed death benefit we pay for allocated Contracts will be larger than the Account Balance. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Contracts will be greater than we estimated.

  These charges do not reduce the number of accumulation units credited to you. These charges are calculated and paid every time we calculate the value of accumulation units. (See "How is an accumulation unit value calculated?" above.)

  As a result of reduced administrative expenses associated with the Enhanced Preference Plus and FFA Contracts, the sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed .95% of the average value of the assets in each investment division. Of this charge, we estimate that .20% is for administrative expenses and .75% is for mortality and expense risks.

  During 1994, these charges were $33,979,138 for all contracts in Separate Account E.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES AND WHEN ARE THEY PAID?

  Some jurisdictions tax what is called "annuity considerations." These may include purchase payments, account balances and death benefits. We currently do not deduct any monies from purchase payments, account balances or death benefits to pay these taxes in most jurisdictions. Our practice generally is to deduct money to pay annuity taxes only when you purchase an income annuity. In the jurisdictions of Pennsylvania, South Dakota and Washington, D.C., we may deduct money to pay annuity taxes on lump sum withdrawals or when you purchase an income annuity. We may deduct an amount to pay annuity taxes sometime in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

  A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page FFA-41.

WHAT IS THE EARLY WITHDRAWAL CHARGE (SALES LOAD)?

  The early withdrawal charge reimburses us for our costs in selling the Contracts. We may use any of our profits derived from mortality and expense risk charges to pay for any of our costs in selling the Contracts that exceed the revenues generated by the early withdrawal charge. However, we believe that our sales expenses may exceed revenues generated by the early withdrawal charge and, in such event, we will pay such excess out of our surplus.

WHAT IS THE EARLY WITHDRAWAL CHARGE FOR THE ENHANCED TSA AND ENHANCED 403(A) PREFERENCE PLUS CONTRACTS?

  To determine the early withdrawal charge for the Enhanced TSA and Enhanced 403(a) Preference Plus

                                     FFA-22

Contracts, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and what account or investment division the withdrawal is actually coming from. To do this, we first assume that your withdrawal is from amounts (other than earnings) that can be withdrawn without an early withdrawal charge, then from other amounts (other than earnings) and then from earnings, each on a "first-in-first-out" basis. Once we have determined the amount of the early withdrawal charge, we will actually withdraw it from each investment division in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

  For partial withdrawals from an investment division, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown below. Then we will make the payment directed, and withdraw the early withdrawal charge from that investment division.

  For a full withdrawal from an investment division we multiply the amount to which the withdrawal charge applies by the percentage shown below, keep the result as an early withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal from an investment division if your Account Balance in that investment division is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

  For the Enhanced TSA and Enhanced 403(a) Preference Plus Contracts, withdrawal charges are imposed on amounts (other than earnings) for the first seven years after the purchase payment is received as shown in the following table:

                          DURING PURCHASE PAYMENT YEAR

                                                                                                  [8 &
   1          2             3             4             5             6             7            BEYOND]
  7%          6%            5%            4%            3%            2%            1%              0%


  As required by the federal securities laws, your total early withdrawal charges will never exceed 9% of all your purchase payments applied to the investment divisions to the date of the withdrawal. When no allocations or transfers are made to the Separate Account except in connection with the Equity Generator SM investment strategy, withdrawal charges will be calculated as described above, but the charge imposed will not exceed earnings.

  As a result of the reduced sales costs associated with certain Enhanced Preference Plus Contracts, no early withdrawal charges are deducted for withdrawals under those Contracts.

WHAT IS THE EARLY WITHDRAWAL CHARGE FOR THE ENHANCED NON-QUALIFIED PREFERENCE PLUS AND FFA CONTRACTS?

  No Separate Account early withdrawal charge will apply to the Enhanced Non-Qualified Preference Plus and FFA Contracts.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES
 ................................................................................

CAN YOU MAKE WITHDRAWALS OR TRANSFERS FROM THE ENHANCED TSA AND ENHANCED 403(A) PREFERENCE PLUS CONTRACTS WITHOUT EARLY WITHDRAWAL CHARGES?

  Yes. There are several types of withdrawals that will not result in an early withdrawal charge to you. Tax penalties may still apply and the amount withdrawn may be subject to federal income tax, see "Taxes", pages FFA 32-37. We may require proof satisfactory to us that any necessary conditions have been met.

  The following describes the situations where we do not impose an early withdrawal charge:

  1. Transfers made among the investment divisions of the Separate Account or to the Fixed Interest Account.

  2. Withdrawals that represent purchase payments made over seven years ago.

  3. A "free corridor" withdrawal described below. Depending on your Contract, the free corridor percentage may either be taken in an unlimited number of partial withdrawals (for each withdrawal we calculate the percentage it represents of your Account Balance and whenever the total of such percentages exceeds the specified percentage the early withdrawal charge applies) or as part of the first withdrawal from your Account Balance during the Contract Year. In either case the free corridor is the greater of the percentage described below or amounts which are not subject to an early withdrawal charge.

  (a) For certain Enhanced TSA Preference Plus Contracts: you can withdraw up to 10% of your Account Balance during each Contract Year.

  (b) For all other Contracts: you can withdraw up to 20% of your Account Balance during each Contract Year.

  4. "Free Look": You may cancel your Contract within 10 days after you receive it by telling us in writing. We will then refund all of your purchase payments (however, for Enhanced TSA Preference Plus Contracts issued in New York, you will receive your Account Balance). If you purchased your Contract by mail, you may have more time to return your Contract.

                                     FFA-23

  5. You purchase an income annuity from us for life or a noncommutable period of five years or more.

  6. You die before any income payments have been made and we pay your beneficiary a death benefit.

  7. The withdrawal is required to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to the Contracts.

  8. Systematic Termination: For all Contracts except certain Enhanced TSA Preference Plus Contracts, a total withdrawal ("Systematic Termination") that is paid in annual installments of (1) 20% of your Account Balance upon receipt of your request (we will reduce this first installment by the amount of any previous partial withdrawals during the current Contract Year); (2) 25% of your then current Account Balance one year later; (3) 33 1/3% of your then current Account Balance two years later; (4) 50% of your then current Account Balance three years later; and (5) the remainder four years later. You may cancel remaining payments under a Systematic Termination at any time. However, if you again decide to take a full withdrawal, the entire Systematic Termination process starts over. If, after beginning a Systematic Termination, you decide to take your full withdrawal in amounts exceeding the percentages allowed, the excess amount withdrawn in any year is subject to the applicable withdrawal charges.

  9. Disability: If you are totally disabled (as defined under the Federal Social Security Act) and you request a total withdrawal.

  10. Retirement:


  (a) For certain Enhanced TSA Preference Plus Contracts, if you retire at age 55 and have at least ten years of uninterrupted Contract participation. This exemption to the early withdrawal charge for these Enhanced TSA Preference Plus Contracts does not apply to withdrawals of amounts transferred into the Contract from other investment vehicles on a tax-free basis (plus earnings on such amounts.)

  (b) For certain Enhanced TSA Preference Plus Contracts, if you retire at age 55 and have at least ten years of uninterrupted Contract participation unless the plan defines retirement and you retire under such definition.

  (c) For all other Contracts, you must only retire and have at least ten years of uninterrupted Contract participation unless the plan defines retirement and you retire under such definition.

  11. Separation from Service: For all Contracts except certain Enhanced TSA Preference Plus Contracts, if your employment terminates.

  12. Plan Termination: For all Contracts except certain Enhanced TSA Preference Plus Contracts, if your plan terminates and the withdrawal is "rolled over" into another annuity contract we issue.

  13. Hardship: For all Contracts except certain Enhanced TSA Preference Plus Contracts, if your plan provides for payment on account of hardship, and you suffer an unforseen hardship. For certain Enhanced TSA Preference Plus Contracts, you must suffer an unforseen hardship.

  14. Pre-Approved Investment Vehicles: For all Contracts except certain Enhanced TSA Preference Plus Contracts, if you make direct transfers to other investment vehicles we have pre-approved.

  15. Pre-Approved Plan Provision: For all Contracts except certain Enhanced TSA Preference Plus Contracts, if you make a withdrawal pursuant to a provision of your plan we have pre-approved.

  16. Transfer from other MetLife Contracts: If you have "roll over" amounts from other MetLife contracts we designate, of the following two formulas we will apply the one that is most favorable to you: (1) treat our other contract and this Contract as if they were one for purposes of determining when a purchase payment was made by crediting your purchase payments with the time you held them under our other contract prior to the time they were "rolled over" or
(2) subject the "rolled over" amounts to a withdrawal charge applied as described above in "What is the early withdrawal charge (sales load)?" as follows:

                          DURING PURCHASE PAYMENT YEAR

                                                                                                          [6 &
   1              2                     3                     4                     5                    BEYOND]
  5%              4%                    3%                    2%                    1%                       0


DEATH BENEFIT
 ................................................................................

WHAT IS THE DEATH BENEFIT?

  The death benefit is the greatest of (i) your Account Balance, (ii) your highest Account Balance as of the end of the calendar year in which the 5th, 10th, 15th and so on anniversary of the start of your uninterrupted participation in the Contract occurs, less any later partial withdrawals and any later annual Contract charges withdrawn from the Fixed Interest Account and
(iii) the total of all of your purchase payments less any partial

                                     FFA-24
withdrawals, in all cases less any outstanding loan balance under your Fixed Interest Account. There is no death benefit for the Enhanced Non-Qualified Preference Plus Contract.

WHEN AND TO WHOM WILL THE DEATH BENEFIT BE PAID?

  The death benefit will not be paid until we receive proof of death and appropriate directions regarding the Account Balance. If we receive proof of death without any appropriate directions, we will take no action with regard to the Account Balance until we receive appropriate directions.

  You name the beneficiary under the Enhanced TSA, Enhanced 403(a) Preference Plus and TSA and 403(a) FFA Contracts. The amounts due at death are paid to the trustee of the (S)457(f) deferred compensation plan, (S)451 deferred fee arrangements, (S)451 deferred compensation plans or (S)457(e)(11) severance and death benefit plans.

  The payee may take a lump sum cash payment or use the death benefit (less any applicable annuity taxes) to purchase an income annuity from the types available under your Contract.

INCOME OPTIONS
 ...............................................................................

CAN METLIFE PROVIDE YOU WITH AN INCOME GUARANTEED FOR LIFE OR OFFER A WIDE CHOICE OF OTHER PERIODS?

  Yes. You may withdraw all or a portion of your total Account Balance and use that money (less any annuity taxes that must be paid) to purchase an income annuity.

  You can receive income payments guaranteed for life on a monthly, quarterly, semiannual or annual basis.Non-life contingent annuities are available for various payout periods.

  Other life annuity options are available which have a refund feature or are guaranteed for a period of time and are life contingent afterwards. The amount of the initial payment under an income annuity must be at least $50 ($20 in Massachusetts).

  All provisions relating to income annuities are subject to the limitations imposed by the Code.

WHAT TYPES OF INCOME OPTIONS ARE AVAILABLE?

  Both fixed and variable income options are available. Under a fixed income option, we guarantee a specified, fixed payment, which will depend on the income option chosen, the age and sex of the annuitant and joint annuitant, if applicable, (except where unisex rates are required by law) and the amount of your total Account Balance. If a currently issued immediate annuity of the same type will provide greater income payments, the immediate annuity rate will be used.

  If you do not select an income option by the date the Contract specifies, you have not withdrawn your entire Account Balance, and your Contract was not issued under a retirement plan, you will be issued a life annuity with a ten
(10) year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a fixed income option and your Separate Account Balance will be used to provide a variable income option.

  More information concerning the variable income option, including investment choices, determining the value of variable income payments, transfers, deductions and charges, variable income option types and taxes are discussed below under "Income Annuities."

INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS
 ...............................................................................

WHAT ARE INCOME ANNUITIES?

  Income Annuities provide you a series of payments which are based upon the investment performance of the Separate Account. The amount of the payment is not guaranteed. A portion of the payment may be fixed under a fixed income option guaranteed by MetLife's general account. You may purchase a Income Annuity even if you did not have a Contract during the accumulation period.

  Income Annuities can be offered as group Enhanced TSA, Enhanced Non-Qualified, Enhanced 403(a) Preference Plus and Financial Freedom Income Annuities. The Enhanced Non-Qualified Income Annuity for Section 457(e)(11) severance and death benefit plans is no longer currently offered for purchase.

MAY THE INCOME ANNUITY BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. Your Income Annuity may provide that your choice of income types is subject to the terms of your retirement plan. Your Income Annuity will indicate under what circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

WHAT ARE THE INVESTMENT CHOICES?

  The investment choices, provided through the Separate Account, are the Income, Diversified, Stock Index, Growth, Aggressive Growth, International Stock, Calvert Responsibly Invested Balanced and Calvert Capital Accumulation Divisions. Available in some cases for the Enhanced Preference Plus Income Annuities are the Fidelity Equity-Income, Growth, Overseas,

                                    FFA-25

Investment Grade Bond and Asset Manager Divisions. Divisions available for the FFA Income Annuities are the Stock Index Division, both Calvert Divisions and the five Fidelity Divisions and Fidelity Money Market Division. All divisions are described earlier in this Prospectus under "Your Investment Choices." If you are covered under a group Income Annuity, your employer, association or group may have limited the number of available divisions. Your Income Annuity will indicate what divisions were available to you when we issued it. We may add or eliminate divisions for some or all persons. You may choose up to four investment divisions to provide the variable income payment or up to three investment divisions if a fixed income option is also selected.

ADMINISTRATION
 ................................................................................

WHAT ADMINISTRATIVE DETAILS SHOULD YOU KNOW?

  Your purchase payment and all requests concerning Income Annuities should be sent to our Designated Office. We will provide you with the address for this office. All checks should be payable to "MetLife." You can also make certain requests by telephone. In order to have a purchase payment for the Income Annuity credited to you, we must receive your payment and complete documentation. We will provide the appropriate forms. Your employer or the group of which you are an annuitant or member must also identify you to us on their reports and tell us how the purchase payment should be allocated among the investment divisions and the fixed income option.

  Your purchase payment is normally credited to you within two days of receipt at our Designated office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the purchase payment. If the problem cannot be resolved by the fifth business day, we will notify you and tell you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem can be remedied. If you do not agree, your purchase payment will be returned immediately.

  Purchase payments are effective and valued as of 4:00 p.m., New York City time, on the day we receive them at our Designated Office, except (1) when they are received on a day when the annuity unit value (which will be discussed later in this Prospectus) is not calculated or (2) when they are received after 4:00 p.m., New York City time. In those cases the payment will be effective the next day the annuity unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  Your purchase payment must be large enough to produce an initial income payment of at least $50 ($20 in Massachusetts).

HOW IS THE PURCHASE PAYMENT ALLOCATED?

  You decide how the purchase payment is allocated among the fixed income option and the investment divisions of the Separate Account available to your Income Annuity.

DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS
 ................................................................................

WHAT IS AN ANNUITY UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "annuity units." These annuity unit values are similar to "accumulation units" described earlier in the Prospectus except that we deduct applicable annuity taxes from the purchase payment before we determine the number of annuity units in each investment division chosen.

HOW IS AN ANNUITY UNIT VALUE CALCULATED?

  We calculate the value of an annuity unit once a day on every day the New York Stock Exchange is open for trading. We call the time between the calculation of an annuity unit and the next annuity unit calculation the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The value of annuity units can go up or down and is derived from the investment performance of each of the portfolios. If the investment performance, after payment of Separate Account expenses and the deduction for the assumed investment rate ("AIR"), discussed later in this Prospectus, is positive, annuity unit values will go up. Conversely, if the investment performance, after payment of Separate Account expenses and the deduction for the AIR is negative, they will go down.

  We use the same "experience factor" as that derived for the calculation of accumulation units previously described in this Prospectus.

  To calculate an annuity unit value we first multiply the experience factor for the period by 0.99989255 (an effective annual rate of 4%) for the AIR for most Income Annuities. (The AIR may be in the range of 3% to 6% as defined in your Income Annuity and the laws of your state.) The resulting number is then multiplied by the last previously calculated annuity unit value to produce the new annuity unit value.

HOW IS A VARIABLE INCOME PAYMENT DETERMINED AND WHAT IS THE AIR?

  Variable income payments can go up or down based upon the investment performance of the

                                     FFA-26
investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the Separate Account is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the Separate Account exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the Separate Account.

WHEN ARE VARIABLE INCOME PAYMENTS DETERMINED AND HOW OFTEN WILL THEY CHANGE?

  Variable income payments are determined as of the 10th day prior to the date each variable income payment is to be paid or the issue date, if later. Each variable income payment may vary from a prior payment, depending, as discussed above, upon the investment performance of the Separate Account, AIR and Separate Account charges.

TRANSFERS
 ................................................................................

CAN YOU MAKE TRANSFERS?

  Yes. You may make transfers from one investment division to another or from an investment division to a fixed income option as long as the total number of investment divisions under your Income Annuity is no greater than four (or three investment divisions if a fixed income option is chosen). You may make an unlimited number of transfers. Your request must tell us the percentage to be transferred. You may not make a transfer from the fixed income option to an investment division.

WHEN WILL WE MAKE TRANSFERS?

  Generally, we will make a transfer as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and continue to make payments to a joint annuitant or your beneficiary under a guarantee or pay your beneficiary a refund, if you have chosen one of these variable income types.

CAN YOU MAKE TRANSFERS BY TELEPHONE?

  Yes. You can make a transfer request by telephone. If we agree, you may also authorize your sales representative to make a request on your behalf by telephone. All telephone transfers are subject to the same procedures and limitations of liability as described earlier in this Prospectus.

DEDUCTIONS AND CHARGES
 ................................................................................

WHAT IS THE CONTRACT FEE?

  There is no contract fee under the Income Annuities.

WHAT ARE THE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND MORTALITY AND EXPENSE RISKS AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that annuitants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Income Annuity will be greater than we estimated.

  These charges do not reduce the number of annuity units credited to you. These charges are calculated and paid every time we calculate the value of annuity units. (See "How is an annuity unit value calculated?" above.)

  The sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed .95% of the average value of the assets in each investment division. Of this charge, we estimate that .20% is for administrative expense and .75% is for mortality and expense risks.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES?

  Yes. Some jurisdictions tax what is called "annuity considerations". We deduct money to pay annuity taxes when you make a purchase payment. A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page FFA-41.

WHAT VARIABLE INCOME TYPES ARE AVAILABLE?

  Two persons or entities figure in the description below: the annuitant--the person whose life is the measure for determining the amount of income payments--and the beneficiary, the person or entity who ultimately may receive a benefit under the Income Annuity.

                                     FFA-27

  Life Annuity--An income payable during the annuitant's life. Payments cease with the last one due before the annuitant's death.

  Life Annuity with a Guarantee Period--An income payable during the annuitant's life. If at death of the annuitant, payments have been made for less than the guaranteed period, payments are made to the beneficiary for the rest of the guaranteed period.

  Life Annuity with Refund--An income payable during the annuitant's life. Payments cease with the last one due before the annuitant's death. At the annuitant's death the beneficiary receives a benefit, if any, equal to the amount applied under this type (purchase payment) less any variable income payments that were paid prior to death.

  Joint and Survivor/Contingent Survivor Annuity-- An income payable during the joint lives of the annuitant and a named second person and thereafter during the life of the survivor/contingent survivor. The income payable to the survivor/contingent survivor may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the survivor/contingent survivor is selected when the income type is selected.

  Joint Life and Survivor/Contingent Survivor Annuity with a Guaranteed Period--An income payable during the joint lives of the annuitant and a named second person and thereafter during the life of the survivor/contingent survivor. If, at the death of the survivor/contingent survivor, payments have been made for less than the guaranteed period, payments are made to a beneficiary for the rest of the guaranteed period. The income payable to the survivor/contingent survivor may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, and 50%. The percentage payable to the survivor/contingent survivor is selected when the income type is selected.

  Joint Life and Survivor/Contingent Survivor Refund Annuity-- An income payable during the joint lives of the annuitant and a named second person and thereafter during the life of the survivor/contingent survivor. Payments cease with the last one due before the survivor/contingent survivor's death. At the survivor/contingent survivor's death the beneficiary receives a benefit, if any, equal to the amount applied under this income type (purchase payment) less any variable income payments that were paid prior to death. The income payable to the survivor/contingent survivor may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the survivor/contingent survivor is selected when the income type is selected.

  Payments for a Guaranteed Period:--An income payable for a guaranteed period (5-30 years). Payments cease with the end of the guarantee period. If the annuitant dies prior to end of the guarantee period, payments are made to the beneficiary for the rest of the guaranteed period. (This choice is not available in connection with certain Contracts or Income Annuities.)

IS THERE A FREE LOOK?

  Yes. There is a "Free Look" when you purchase an Income Annuity. (There is no "Free Look" when an Income Annuity is the variable income option under a Contract.) You may cancel your Income Annuity within 10 days after you receive it by telling us in writing. We will then refund your purchase payment. If you purchased your Income Annuity by mail, you may have more time to return your Income Annuity.

OTHER CONTRACT AND INCOME ANNUITY PROVISIONS
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CAN WE CANCEL YOUR CONTRACT OR INCOME ANNUITY?

  We may not cancel your Income Annuity.

  We may cancel your Contract. If we do so for a Contract delivered in New York State, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

  We will only cancel your Contract if we do not receive any purchase payments for you for 36 consecutive months and your Account Balance is less than $2,000. We will only do so to the extent allowed by law. We may only cancel the Enhanced Preference Plus Non-Qualified Contract if we do not receive any purchase payments for you for 12 consecutive months and your Account Balance is less than $15,000. Certain Contracts do not contain these cancellation provisions.

ARE THERE SPECIAL PROVISIONS THAT APPLY IF YOU ARE A PARTICIPANT IN A PLAN SUBJECT TO ERISA?

  Yes. If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are

                                    FFA-28
married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract or Income Annuity may be subject to your spouse's rights as described below.

  Generally, the spouse must give qualified consent whenever you elect to:

    a. choose income payments other than on a qualified joint and survivor basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

    b. make certain withdrawals under plans for which a qualified consent is required;

    c. name someone other than the spouse as your beneficiary; or

    d. use accrued benefit is used as security for a loan.

   Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must be in writing which acknowledges the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

  If your benefit is worth $3,500 or less, spousal qualified consent may not be required.

WHEN ARE YOUR REQUESTS EFFECTIVE?

  In general, your requests are effective when we receive them at our Designated Office unless otherwise provided by this Prospectus.

WILL WE CONFIRM YOUR TRANSACTIONS?

  Yes. In general we will send you a confirmation statement indicating that a transaction recently took place. Certain transactions which are made on a periodic basis, such as pre-authorized, systematic purchase payments which are transfers from the Fixed Interest Account, may be confirmed quarterly. As soon as administratively feasible, MetLife will send confirmations quarterly for purchase transactions under Enhanced TSA Preference Plus and TSA FFA Contracts made on the basis of salary reduction or deduction.


CAN METLIFE CHANGE THE PROVISIONS OF YOUR CONTRACT OR INCOME ANNUITY?

  Yes. We have the right to make certain changes to your Contract or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of all participants or would be appropriate in carrying out the purposes of the Contract or Income Annuity. If the law requires, we will also get your approval and that of any appropriate regulatory authorities. Examples of the changes we may make include:

  1. To operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law.

  2. To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act.

  3. To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

  4. To substitute for the portfolio shares in any investment division, the shares of another class of the Metropolitan Fund or the shares of another investment company or any other investment permitted by law.

  5. To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Contracts or Income Annuities.

  6. To make any necessary technical changes in the Contracts or Income Annuities in order to conform with any of the above-described actions.

                                     FFA-29

  If any changes result in a material change in the underlying investments of an investment division in which you have an amount allocated, we will notify you of the change. You may then make a new choice of investment divisions. For the Enhanced Preference Plus Contracts (and FFA Contracts and Income Annuities where required by law) issued in Pennsylvania, we will ask your approval before any technical changes are made.

WHAT ARE YOUR VOTING RIGHTS REGARDING PORTFOLIO SHARES?

  In accordance with our view of the present applicable law, we will vote the shares of each of the portfolios held by the Separate Account (which are deemed attributable to the Contracts or Income Annuities) at regular and special meetings of the shareholders of the portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the portfolios in our own right, we may elect to do so.

  Accordingly, you have voting interests under the Contracts or Income Annuities. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares concerning which you have the right to give instructions will be determined as of the record date for the meeting.

  Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuity contracts (including the Contracts and Income Annuities) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

  You will be entitled to give instructions regarding the votes attributable to your Contract or Income Annuity in your sole discretion. Under (S)457(f) deferred compensation plans, (S)451 deferred fee arrangements, (S)451 deferred compensation plans, (S)457(e)(11) severance and death benefit plans and the TSA Contracts and Income Annuities under which the Employer retains all rights, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

  You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of independent auditors, and the approval of investment and sub-investment managers.

CAN YOUR VOTING INSTRUCTIONS BE DISREGARDED?

  Yes. MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any portfolio if required by any insurance regulatory authority; (2) to refrain from making any change in the investment policies or any investment adviser or principal underwriter or any portfolio which may be initiated by those having voting interests or the Metropolitan Fund's, Acacia Capital Corporation's or Fidelity Funds' boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

  In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

WHO SELLS YOUR CONTRACT OR INCOME ANNUITY AND DO YOU PAY A COMMISSION ON THE PURCHASE OF YOUR CONTRACT OR INCOME ANNUITY?

  All Contracts and Income Annuities, certificates and interests in the Contracts and Income Annuities are sold through individuals who are our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the

                                    FFA-30

Securities Exchange Act of 1934, and we are a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail and by certain of our qualified employees.

  The licensed agents and broker-dealers who sell Contracts and Income Annuities and certificates and interests in the Contracts and Income Annuities may be compensated for such sales by commissions which we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account also does not pay sales commissions. The commissions we pay range for Preference Plus Contracts and Income Annuities from 0% to 5% depending on the age of the participant or annuitant. The commissions we pay for the Enhanced Non-Qualified Preference Plus Contract and Income Annuity and FFA Contracts and Income Annuities are based upon annual production.

DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?

  Yes. From time to time we advertise the performance of various Separate Account investment divisions. For the money market investment divisions, this performance will be stated in terms of "yield" and "effective yield." For the other investment divisions, this performance will be stated in terms of either "yield", "change in accumulation unit value", "change in annuity unit value" or "average annual total return" or some combination of the foregoing. Yield, change in accumulation unit value, change in annuity unit value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the money market investment divisions refers to the income generated by an investment in the division over a seven-day period, which will be specified in the advertisement. This income is then annualized, by assuming that the same amount of income is generated each week over a 52 week period, and the total income is shown as a percentage of the investment. The "effective yield" is similarly calculated; however, when annualized, the earned income in the division is assumed to be reinvested. Thus, the "effective yield" figure will be slightly higher than the "yield" figure because of the former's compounding effect. Other "yield" figures quoted in advertisements, that is those other than the money market investment divisions, will refer to the net income generated by an investment in a particular investment division for a thirty day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. "Change in accumulation unit value" or "change in annuity unit value" refers to the comparison between values of accumulation or annuity units over specified periods in which an investment division has been in operation, expressed as a percentage. Change in accumulation unit value or change in annuity unit value may also be expressed as an annualized figure. In addition, change in accumulation unit value or change in annuity unit value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Yield, change in accumulation unit value and effective yield figures do not reflect the possible imposition of an early withdrawal charge of, for certain Enhanced Preference Plus Contracts, up to 7% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. "Average annual total return" differs from the change in accumulation unit value and change in annuity unit value because it assumes a steady rate of return and reflects all expenses and applicable early withdrawal charges. Performance figures will vary among the various Contracts and Income Annuities as a result of different Separate Account charges and early withdrawal charges. Performance may be calculated based upon historical performance of the Fund, Calvert Balanced Portfolio, Calvert Capital Accumulation Portfolio and the Fidelity Funds and may assume that certain contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

  Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Index, Lehman Brothers Aggregate Index and The Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index.

  Performance may be shown for two investment strategies that are made available under certain

                                    FFA-31

Contracts. The first is the "Equity Generator". Under the "Equity Generator", at the end of a specified period (i.e., monthly, quarterly), an amount equal to the interest earned during the period in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division. The second technique is the "Equalizer"SM. Under this strategy, at the end of a specified period (i.e., monthly, quarterly), a transfer is made from the Stock Index Division or the Aggressive Growth Division to the Fixed Interest Account or from the Fixed Interest Account to the Stock Index Division or Aggressive Growth Division in order to make the account and the division equal in value. An "Equity Generator Return", "Aggressive Equity Generator Return", "Equalizer Return" or "Aggressive Equalizer Return" will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator and Equalizer investment strategies using any other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

TAXES
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GENERAL

  Tax laws are complex and are subject to frequent change as well as to judicial and administrative interpretation. The following is a general summary intended to point out what we believe to be some general rules and principles, and not to give specific tax or legal advice. Failure to comply with the law may result in significant penalties. For details or for advice on how the law applies to your individual circumstances consult your tax advisor or attorney. You may also get information from the Internal Revenue Service.

  In the opinion of our attorneys, the Separate Account and its operations will be treated as part of MetLife, and not taxed separately. We are taxed as a life insurance company. Thus, although the Contracts and Income Annuities allow us to charge the Separate Account with any taxes or reserves for taxes attributable to it, we do not expect that under current law we will do so.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR CONTRACT?

  Generally, all contributions under the Contracts, other than contributions under Non-Qualified Contracts, will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. Because of this, federal income taxes are payable on the full amount of money you withdraw as well as on income earned under the Contract.

  Under some circumstances certain Contracts accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or exclude the purchase payments from income in compliance with the Code.

  The taxable portion of a distribution from a 403(a) and TSA Contract to the participant or the participant's spouse (if she/he is the beneficiary) that is an eligible rollover distribution is subject to 20% mandatory Federal income tax withholding unless the participant directs the trustee, insurer or custodian of the plan to transfer all or any portion of his/her taxable interest in such plan to the trustee, insurer or custodian of (1) an IRA; (2) a Keogh plan, if the distribution is from a Keogh plan or a 403(a) Contract;
(3) a 403(a) annuity plan, if the distribution is from a 403(a) Contract; or
(4) a TSA, if the distribution is from a TSA Contract. An eligible rollover distribution is the taxable portion of any distribution from a 403(a) or TSA Contract, except the following: (a) a series of substantially equal periodic payments over the life (or life expectancy) of the participant; (b) a series of substantially equal periodic payments over the lives (or joint life expectancies) of the participant and his/her beneficiary; (c) a series of substantially equal periodic payments over a specified period of at least ten years; (d) a minimum distribution required to commence when a participant reaches age 70 1/2 or the minimum amount to be paid after the participant's death; (e) refunds of excess contributions to the plan described in Section 401(k) of the Code for corporations and unincorporated businesses; (f) loans treated as distributions under the Code; (g) the cost of life insurance coverage which is includible in the gross income of the plan participant; and
(h) any other taxable distributions from any of these plans which are not eligible "roll-over" distributions.

  All taxable distributions from 403(a) and TSAs Contracts that are not eligible rollover distributions will be subject to federal income tax withholding unless the payee elects to have no withholding. All taxable distributions from the Non-Qualified Contracts will be subject to the same federal income tax withholding as regular wages.

  Each type of Contract is subject to various tax limitations. Typically, except for the Non-Qualified Contracts, the maximum amount of purchase payment is

                                    FFA-32
limited under federal tax law and there are limitations on how long money can be left under the Contracts before withdrawals must begin. A 10% tax penalty applies to certain taxable withdrawals from the Contract (or in some cases from the plan or arrangement that purchased the Contract) before you are age 59 1/2. Certain withdrawals from the TSA Contracts are entirely prohibited before age 59 1/2. If a combination of certain payments to you from certain tax-favored plans (which includes (S)403(a) plans, (S)403(b) arrangements, individual retirement annuities and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($150,000 for 1995), an additional penalty tax of 15% is imposed on the excess. The rules as to what payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the tax rules on a Contract-by-Contract basis, but will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  TSA Contracts. These fall under (S)403(b) of the Code that provides certain tax benefits to employees of public school systems and organizations that are tax exempt under (S)501(c)(3) of the Code.

  Except for the TSA Contract under which the employer retains all rights, your employer buys the Contract for you although you, as the participant, then own it. The Code limits the amount of purchase payments that can be made. Purchase payments over this amount are subject to adverse tax consequences. Special rules apply to the withdrawal of excess contributions. Withdrawals before age 59 1/2 are prohibited except for (a) amounts contributed to or earned under your (S)403(b) arrangement before January 1, 1989 that were either paid into or earned under the Contract or later transferred to it in a manner satisfying applicable Code requirements (withdrawals are deemed to come first from pre-1989 money that is not subject to these restrictions, until all of such money is withdrawn); (b) tax-free transfers to other (S)403(b) funding vehicles or any other withdrawals that are not "distributions" under the Code;
(c) amounts that are not attributable to salary reduction elective deferral contributions (i.e., generally amounts not attributable to a participant's pre-tax contributions and their earnings); (d) after a participant dies, separates from service or becomes disabled (as defined in the Code); (e) in the case of financial hardship (as defined in the Code) but only purchase payments may be withdrawn for hardship, not earnings; or (f) under any other circumstances as the Code allows. Special withdrawal restrictions under
Section 403(b)(7)(A)(ii) of the Code apply to amounts that had once been invested in mutual funds under custodial arrangements even after such amounts are transferred to a Contract.

  Withdrawals (other than tax-free transfers) that are allowed before age 59 1/2 are subject to an additional 10% tax penalty on the taxable portion of the withdrawal. This penalty does not apply to withdrawals (1) paid to a beneficiary or participant's estate after the participant's death; (2) due to permanent disability (as defined in the penalty section of the Code); (3) made in substantially equal payments (not less frequently than annually) over the life or life expectancy of the participant or the participant and another person named by the participant where such payments begin after separation from service; (4) made to the participant after the participant separates from service with the employer after age 55; (5) made to the participant on account of deductible medical expenses (whether or not the participant actually itemizes deductions); (6) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse); (7) of excess matching employer contributions made to eliminate discrimination under the Code; or (8) timely made to reduce an elective deferral as allowed by the Code.

  Withdrawals may be transferred to another (S)403(b) funding vehicle or (for eligible rolllover distributions) to an IRA without federal tax consequences if Code requirements are met. The Contract is not forfeitable and may not be transferred. Your entire interest in the Contract must be withdrawn or begun to be withdrawn by April 1 of the calendar year following the year in which the participant reaches age 70 1/2 and a tax penalty of 50% applies to withdrawals which should have been made but were not. Complex rules apply to the timing and calculation of these withdrawals. Other complex rules apply to how rapidly withdrawals must be made after the participant's death. Generally, if the participant dies before the required withdrawals have begun, we must make payment of your entire interest under the Contract within five years of the year in which the participant died or begin payments under an income annuity allowed by the Code to the participant's beneficiary over his or her lifetime or over a period not beyond the beneficiary's life expectancy starting by the December 31 following the year in which the participant dies. If the participant's spouse is the beneficiary, payments may be made over the spouse's lifetime or over a period not beyond the spouse's life expectancy starting by the December 31 of the year in which the participant would have reached age 70 1/2, if later. If the participant dies after required withdrawals have begun, payments must continue to be made at least as rapidly as under the method of distribution that was used as of the date of the death of the participant. If the Contract is subject to the Retirement Equity Act, the participant's

                                    FFA-33
spouse has certain rights which may be waived with the written consent of the spouse. The IRS allows you to aggregate the amount to be withdrawn from each TSA contract you own and to withdraw this amount in total from any one or more of the TSA contracts you own.

  403(a) Contracts. The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

  The Code limits the amount of contributions and distributions that may be made under 403(a) plans. Withdrawals before age 59 1/2 may be subject to a 10% tax penalty. Any amounts distributed under the 403(a) Contracts are generally taxed according to the rules described under (S)72 of the Code. Withdrawals must begin beginning no later than the April 1 of the calendar year following the year in which the participant reaches age 70 1/2 or within five years of the date of the participant's death under rules similar to those described above for TSAs.

  Non-Qualified Contract for Section 457(f) Deferred Compensation Plans. These are deferred compensation arrangements for a select group of management or highly compensated employees and individual independent contractors employed or engaged by State or local governments or non-church tax-exempt organizations. In this arrangement, the tax-exempt entity (e.g., a hospital) deposits your deferred compensation amounts and earnings credited to these amounts into a trust, which at all times is subject to the claims of the employer's bankruptcy and insolvency creditors. The trust owns a Non-Qualified Contract subject to the Non-Qualified Contract rules described below. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Contract will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the Contract. You can defer compensation until the first taxable year in which there is not a substantial risk of forfeiture to your right to such compensation.

  Any amount made available under the plan to you or your beneficiary is generally taxed according to the annuity rules under (S)72. Thus, when deferred compensation is no longer subject to a substantial risk of forfeiture, it is immediately includable in your income and it becomes "after-tax" contributions for the purposes of the tax rules governing income plan payments in calculating the "exclusion ratio". Certain distributions made before you are age 59 1/2 may be subject to a 10% tax penalty. It is unclear whether this penalty applies with respect to distributions made for this type of plan. Thus, you should consult your own tax advisor to clarify this issue. Since there is some uncertainty as to how the Internal Revenue Service and the courts will treat the "rolling vesting" aspect of this arrangement, you should consult your own tax advisor to clarify this issue.

  Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Contract to fund a Section 457(f) deferred compensation plan should be advised to consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

  In connection with the sale of the Non-Qualified Contract for Section 457(f) Deferred Compensation Plans, MetLife received opinions dated August 7, 1992 of MetLife's special tax counsel, Piper & Marbury, discussing the major federal tax issues arising under (S)457 in connection with various aspects of this Contract and generally reaching favorable conclusions on those issues. These opinions were rendered solely to MetLife and may not be relied upon by other persons, including entities considering the purchase of the Contract. These opinions have not been updated since August 7, 1992; they are currently under review in light of subsequent developments.

  Non-Qualified Contract for Section 451 Deferred Fee Arrangements. Under a
(S)451 deferred fee arrangement, a third party which is a tax-exempt entity (e.g., a hospital) enters into a deferred fee arrangement with a taxable entity, the employer, that provides services to the third party. These deferred fees are used to fund a deferred compensation plan for the taxable entity's employees who are a select group of management, highly compensated employees or individual independent contractors. The deferred fees are contributed by the tax-exempt entity into a trust that is subject to the claims of its bankruptcy and insolvency creditors, and, when paid or made available to the taxable entity, are subject to the claims of the taxable entity's bankruptcy and insolvency creditors. Such arrangement, in accordance with the provisions of (S)451, enables the taxable entity to defer compensation until the year in which the amounts are paid or made available to it, and enables the employees of the taxable entity who are participants in its deferred compensation plan to defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income, such amount is to be properly accounted for in a different period. The taxable entity will be able to deduct as employee compensation the amounts included in income by the participant-employees of its deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends.

                                    FFA-34

  A trust established by the tax-exempt entity will own a Non-Qualified Contract which may be subject to taxation rules as described below under Non-Qualified Contracts. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Contract will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the Contract. Participants in the taxable entity's deferred compensation plan must look to the taxable entity for payments under the plan. These persons should consult their own tax advisor for information on the tax treatment of these payments made under the plan.

  Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Contract to fund a Section 451 deferred fee arrangement should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

  In connection with the sale of the Non-Qualified Contract for Section 451 Deferred Fee Arrangements, MetLife received opinions dated August 7, 1992 of MetLife's special tax counsel, Piper & Marbury, discussing the major federal tax issues arising under (S)451 in connection with various aspects of this Contract and generally reaching favorable conclusions on those issues. These opinions were rendered solely to MetLife and may not be relied upon by other persons, including entities considering the purchase of the Contract. These opinions have not been updated since August 7, 1992; they are currently under review in light of subsequent developments.

  Non-Qualified Contract for Section 451 Deferred Compensation Plans. Under a
(S)451 deferred compensation plan, a select group of management or highly compensated employees or individual independent contractors can defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income such amount is to be properly accounted for in a different period. Participants should consult their own tax advisors for information on the tax treatment of these payments.

  A (S)451 plan could be sponsored by either a taxable entity or certain tax-exempt entities. Taxable entities would be able to deduct as compensation the amounts included in income by the participant of the deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends. For tax-exempt entities, if certain Tax Reform Act of 1986 "grandfather" requirements are adhered to, (S)451 rather than (S)457 should apply to their deferred compensation plans. Tax-exempt entities should consult their own tax advisors to ascertain whether these "grandfather" requirements are met.

  A trust established by either the tax-exempt entity or the taxable entity would own a Non-Qualified Contract which may be subject to taxation rules as described below under "Non-Qualified Contracts". Since the trust would be a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Contract will flow to the tax-exempt entity or taxable entity that is the grantor of such trust. Such entities should consult their own tax advisors with respect to the tax rules governing the Contract.

  Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Contract to fund a Section 451 deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

  In connection with the sale of the Non-Qualified Contract for Section 451 Deferred Compensation Plans, MetLife received opinions dated August 7, 1992 of MetLife's special tax counsel, Piper & Marbury, discussing the major federal tax issues arising under (S)451 in connection with various aspects of this Contract and generally reaching favorable conclusions on those issues. These opinions were rendered solely to MetLife and may not be relied upon by other persons, including entities considering the purchase of the Contract. These opinions have not been updated since August 7, 1992; they are currently under review in light of subsequent developments.

  Non-Qualified Contract for Section 457(e)(11) Severance and Death Benefit Plans. These are severance and death benefit arrangements for adoption by tax-exempt entities. If the employer is subject to ERISA, the arrangement must be adopted exclusively for a select group of management or highly compensated employees or individual independent contractors. The employer deposits deferral amounts, which will be used to provide severance and death benefits, into a trust which is subject at all times to the claims of the employer's bankruptcy and insolvency creditors. As the owner of a Non-Qualified Contract, the trust is subject to the rules described below under Non-Qualified Contracts. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Contract will flow to the employer, the grantor of such trust. Each employer should consult with its own tax advisor with respect to the tax rules governing the Contract.

  The Federal income tax consequences to you of this arrangement depend on whether the program qualifies

                                    FFA-35
as a "bona-fide severance pay" and a "bona-fide death benefit" plan as described in (S)457(e)(11) of the Code. If the arrangement qualifies as a "bona-fide severance pay" and "bona-fide death benefit" plan, (S)451 of the Code will apply and you will not be taxed on your deferral amounts until the tax year in which they are paid or made available to you, unless under the method of accounting you use in computing taxable income such amount is to be properly accounted for in a different period. If the arrangement does not qualify as a "bona-fide severance pay" and "bona-fide death benefit" plan, your deferral amounts will be subject to tax in the year in which they are deferred. In that event, if you have not reported such income, in addition to the Federal income tax you will have to pay, you will be assessed interest, and you may be subject to certain penalties by the Internal Revenue Service.

  Special Tax Considerations for Non-Qualified Contract for Section 457(e)(11) Severance and Death Benefit Plans. There is a considerable risk that this arrangement which is designed under Department of Labor regulations may not qualify as a "bona-fide severance pay" plan under (S)457(e)(11), the applicable section of the Code. The term "bona-fide severance pay" plan is not defined in that section. The term "severance pay" plan has, however, been construed under other Code sections. The United States Court of Appeals for the Federal Circuit has indicated that for purposes of another Code section, a severance pay plan with features similar to this arrangement would not qualify as a valid severance pay plan. While this case addresses severance pay plans in a different Code context, it is probable that courts will consider this and numerous other court decisions in determining the tax consequences of this arrangement. You should consult with your own tax advisor to determine if the potential advantages to you of this arrangement outweigh the potential tax risks in view of your individual circumstances.

  In connection with the sale of the Non-Qualified Contract for Section 457(e)(11) Severance and Death Benefit Plans, MetLife received opinions dated August 7, 1992 of MetLife's special tax counsel, Piper & Marbury, discussing the major federal tax issues arising under (S)457 in connection with various aspects of this Contract and generally reaching favorable conclusions on those issues. These opinions were rendered solely to MetLife and may not be relied upon by other persons, including entities considering making purchase payments under the Contract. These opinions have not been updated since August 7, 1992; they are currently under review in light of subsequent developments.

  Non-Qualified Contracts. No limits apply under the Code to the amount of purchase payments that you may make. Tax on income earned under the Contracts is deferred until it is withdrawn only if you as owner of the Contract are an individual (or under certain other circumstances specified by the Code). The following discussion assumes that this is the case.

  Any withdrawal is normally treated as coming first from earnings (and thus subject to tax) and next from your contributions (and thus not subject to tax to the extent previously taxed) only after all earnings are paid out. This rule does not apply to payments made under income annuities, however. Such payments are subject to an "exclusion ratio" which determines how much of each payment is a non-taxable return of your contributions and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions equals the amount of such contributions, all remaining payments are fully taxable. If you die before all contributions are returned, the unreturned amount is a deduction on your final income tax return or a deduction to your beneficiary if payments continue after your death. We will tell the purchaser of an income annuity what your contributions were and how much of each income payment is a non-taxable return of contributions.

  Withdrawals (other than tax-free exchanges to other Non-Qualified contracts) before you are age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you.

  Your Non-Qualified Contract may be exchanged for another non-qualified contract without federal tax consequences if Code requirements are met. Withdrawals need not be made by a particular age. If you die before payment of your entire interest in the Contract under an income annuity begins, we must make payment of your entire interest under the Contract within five years of the year in which you die or begin payments under an income annuity allowed by the Code to your beneficiary within one year of your death. If your spouse is your beneficiary or a co-owner of the Non-Qualified Contract, this rule does not apply. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution that was used at the time of your death in accordance with the income type selected.

  The tax law treats all non-qualified contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity contract. This may result in more income being taxed to you on withdrawals from the

                                     FFA-36

Contract made then would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR INCOME ANNUITY?

  Generally, all purchase payments under the Income Annuities, other than purchase payments under Non-Qualified Income Annuities will be on a "before-tax" basis. This means that the purchase payment was either a reduction from income, entitled you to a tax deduction or was not subject to current income tax. Because of this, federal income taxes are payable on the full amount of money paid as income payments under the Income Annuity.

  Under some circumstances certain Income Annuities accept both purchase payments that have entitled you or the owner to a current tax deduction or to a reduction in taxable income and those that do not. Taxation of income payments depends on whether or not you or the owner were entitled to deduct or exclude from income the purchase payment in compliance with the Code.

  All taxable income payments (other than income payments under the Non-Qualified Income Annuities) will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code at the time of payment. All taxable income payments under the Non-Qualified Income Annuities will be subject to the same federal income tax withholding treatment as regular wages.

  Income payments (other than tax-free transfers to other (S)403(b) funding vehicles, those made under non-qualified annuities for Section 457(f) Deferred Compensation Plans, Section 451 Deferred Fee Arrangements and Section 457(e)(11) Severance and Death Benefit Plans) that are allowed before age 59 1/2 are generally subject to an additional 10% tax penalty on the taxable portion of the income payment. This penalty does not apply to income payments
(1) paid to a beneficiary or the participant's estate after the participant's death; (2) due to the participant's permanent disability (as defined in the penalty section of the Code; or (3) made in substantially equal payments (not less frequently than annually) over the life or life expectancy of the participant or the participant and another person named by the participant, where such payments begin after separation from service; and (4) under a Non-Qualified Income Annuity purchased with a single purchase payment which provides for substantially equal payments (to be made not less frequently then annually) commencing no later than one year from the purchase date. Additionally, under TSAs and 403(a) plans the penalty does not apply to income payments (1) made to the participant after the participant separates from service with his/her employer after age 55; (2) made to the participant on account of deductible medical expenses (whether or not the participant actually itemizes deductions); or (3) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse). If a participant is under age 59 1/2 and is relying on an Income Annuity to constitute a stream of substantially equal periodic payments to avoid an additional 10% tax penalty under either section 72(q) or 72(t) of the Code, there is a possibility that if such participant makes transfers as described earlier in this Prospectus, the exercise of the transfer provision will cause the imposition of this tax.

  If a combination of certain income payments to you from certain tax-favored plans (which includes (S)403(a) plans, (S)403(b) arrangements, individual retirement annuities and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($150,000 for 1995), a penalty tax of 15% is imposed on the excess. The rules as to what income payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the tax rules, but we will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  Distributions of your entire interest under the TSA and 403(a) Income Annuities must be made beginning no later than the April 1 of the calendar year following the year in which you reach age 70 1/2 or within five years of the date of your death and a tax penalty of 50% applies to payments which should have been made but were not. Complex rules apply to the timing and calculation of these income payments. Other complex rules apply to how rapidly income payments must be made after the participant's death. Generally, if the participant dies before payments begin under an Income Annuity, the code requires that the participant's entire interest under the Income Annuity be withdrawn within five years of his or her death. If the participant dies before payments begin under this Income Annuity, we will pay your entire interest under the Income Annuity in a lump sum to the beneficiary after we receive proof of death. If the participant dies after Income Annuity payments begin, payments must continue to be made in accordance with the income type selected. The Code requires that payments continue to be made at least as rapidly as under the method of distribution that was used as of the

                                    FFA-37
date of death of the participant. If the Income Annuity is subject to the Retirement Equity Act, the participant's spouse has certain rights which may be waived with the written consent of the spouse.

  Any income payments distributed under 403(a) Income Annuities are generally taxed according to the rules described under (S)72 of the Code.

  Non-Qualified Income Annuity for Section 457(f) Deferred Compensation Plans. Any income payments distributed under the plan to you or your beneficiary are generally taxed according to the annuity rules under (S)72. Thus, when deferred compensation is no longer subject to a substantial risk of forfeiture, it is immediately includable in your income and it becomes an "after-tax" purchase payment for the purposes of the tax rules governing income payments in calculating the "exclusion ratio." It is unclear whether the 10% tax penalty for distributions made prior to age 59 1/2 applies with respect to income payments made under this type of plan. Thus, you should consult your own tax advisor to clarify this issue.

  Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Income Annuity to fund a Section 457(f) deferred compensation plan should be advised to consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

  In connection with the sale of the Non-Qualified Income Annuity for Section 457(f) Deferred Compensation Plans, MetLife received opinions dated August 7, 1992 of MetLife's special tax counsel, Piper & Marbury, discussing the major federal tax issues arising under (S)457 in connection with various aspects of the Non-Qualified Contract for Section 457(f) Deferred Compensation Plans and generally reaching favorable conclusions on those issues. These opinions were rendered solely to MetLife and may not be relied upon by other persons, including entities considering the purchase of the Income Annuity. These opinions have not been updated since August 7, 1992; they are currently under review in light of subsequent developments.

  Non-Qualified Income Annuity for Section 451 Deferred Fee Arrangements. A trust established by the tax-exempt entity will own a Non-Qualified Income Annuity which may be subject to taxation rules as described below under "Non-Qualified Income Annuities". Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Income Annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the Income Annuity. Participants in the taxable entity's deferred compensation plan must look to the taxable entity for income payments under the plan. These persons should consult their own tax advisor for information on the tax treatment of these income payments made under the plan.

  Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Income Annuity to fund a Section 451 deferred fee arrangement should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

  In connection with the sale of the Non-Qualified Income Annuity for Section 451 Deferred Fee Arrangements, MetLife received opinions dated August 7, 1992 of MetLife's special tax counsel, Piper & Marbury, discussing the major federal tax issues arising under (S)451 in connection with various aspects of the Non-Qualified Contract for Section 451 Deferred Fee Arrangements and generally reaching favorable conclusions on those issues. These opinions were rendered solely to MetLife and may not be relied upon by other persons, including entities considering the purchase of the Income Annuity. These opinions have not been updated since August 7, 1992; they are currently under review in light of subsequent developments.

  Non-Qualified Income Annuity for Section 451 Deferred Compensation Plans. A trust established by the tax-exempt entity or the taxable entity will own a Non-Qualified Income Annuity which may be subject to taxation rules as described below under "Non-Qualified Income Annuities". Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Income Annuity will flow to the tax-exempt entity or the taxable entity that is the grantor of such trust. Each such entity should consult its own tax advisor with respect to the tax rules governing the Income Annuity. Participants will not be taxed on their tax deferred compensation amounts until the year in which they are paid or made available to them, unless under the method of accounting the participant uses in computing taxable income such amount is to be properly accounted for in a different period.

  Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Income Annuity to fund a Section 451 deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

  In connection with the sale of the Non-Qualified Income Annuity for Section 451 Deferred Compensation Plans, MetLife received opinions dated August 7, 1992 of MetLife's special tax counsel, Piper & Marbury, discussing the major federal tax issues arising under

                                    FFA-38

(S)451 in connection with various aspects of the Non-Qualified Contract for
Section 451 Deferred Compensation Plans and generally reaching favorable conclusions on those issues. These opinions were rendered solely to MetLife and may not be relied upon by other persons, including entities considering the purchase of the Income Annuity. These opinions have not been updated since August 7, 1992; they are currently under review in light of subsequent developments.

  Non-Qualified Income Annuity for Section 457(e)(11) Severance and Death Benefit Plans. As the owner of a Non-Qualified Income Annuity, the trust is subject to the rules described below under "Non-Qualified Income Annuities". Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Income Annuity will flow to the employer, the grantor of such trust. Each employer should consult with its own tax advisor with respect to the tax rules governing the Income Annuity.

  The federal income tax consequences to you of this arrangement depend on whether the program qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan as described in (S)457(e)(11) of the Code. If the arrangement qualifies as a "bona-fide severance pay" and "bona-fide death benefit" plan (S)451 of the Code will apply and you will be taxed in the tax year in which such benefits are paid or made available to you, unless under the method of accounting you use in computing taxable income such amount is to be properly accounted for in a different period. If the arrangement does not qualify as a "bona-fide severance pay" and "bona-fide death benefit" plan, the amounts which constituted your purchase payment will be subject to tax in the year in which they are deferred. In that event, if you have not reported such income, in addition to the Federal income tax you will have to pay, you will be assessed interest, and you may be subject to certain penalties by the Internal Revenue Service.

  Special Tax Considerations for Non-Qualified Income Annuity for Section 457(e)(11) Severance and Death Benefit Plans. There is a considerable risk that this arrangement which is designed under Department of Labor regulations may not qualify as a "bona-fide severance pay" plan under (S)457(e)(11), the applicable section of the Code. The term "bona-fide severance pay" plan is not defined in that section. The term "severance pay" plan has, however, been construed under other Code sections. The United States Court of Appeals for the Federal Circuit has indicated that for purposes of another Code section, a severance pay plan with features similar to this arrangement would not qualify as a valid severance pay plan. While this case addresses severance pay plans in a different Code context, it is probable that courts will consider this and numerous other court decisions in determining the tax consequences of this arrangement. You should consult with your tax advisor to determine if the potential advantages to you of this arrangement outweigh the potential tax risks in view of your individual circumstances.

  In connection with the sale of the Non-Qualified Income Annuity for Section 457(e)(11) Severance and Death Benefit Plans, MetLife received opinions dated August 7, 1992 of MetLife's special tax counsel, Piper & Marbury, discussing the major federal tax issues arising under (S)457 in connection with various aspects of the Non-Qualified Contract for Section 457(e)(11) Severance and Death Benefit Plans and generally reaching favorable conclusions on those issues. These opinions were rendered solely to MetLife and may not be relied upon by other persons, including entities considering the purchase of the Income Annuity. These opinions have not been updated since August 7, 1992; they are currently under review in light of subsequent developments.

  Non-Qualified Income Annuities. The following discussion assumes that you are an individual (or under certain other circumstances specified by the Code). Income payments are subject to an "exclusion ratio" which determines how much of each income payment is a non-taxable return of your purchase payment and how much is a taxable payment of earnings. Once the total amount treated as a return of your purchase payment equals the amount of such purchase payment, all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount is a deduction on your final income tax return or a deduction to your beneficiary if income payments continue after your death. We will tell the purchaser of an Income Annuity what your purchase payment was and how much of each income payment is a non-taxable return of your purchase payment.

  The tax law treats two or more non-qualified contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity contract. It is unclear whether this rule adversely affects the tax treatment of income payments received under a contract which was issued during the same calendar year in which you purchased another annuity contract from the same company (or its affiliates) under which you are not yet receiving income payments.

                                    FFA-39

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
                                                                            ----
Cover Page................................................................    1
Table of Contents.........................................................    1
Independent Auditors......................................................    2
Services..................................................................    2
Distribution of Certificates and Interests in the Contracts and Income An-
 nuities..................................................................    2
Early Withdrawal Charge...................................................    2
Variable Income Payments..................................................    2
Performance Data..........................................................    4
Financial Statements of the Separate Account..............................   11
Financial Statements of MetLife...........................................   31

                                     FFA-40

                                   APPENDIX

                               ANNUITY TAX TABLE

The following is a current list of jurisdictions in which annuity taxes apply in respect of the Contracts and Income Annuities and the applicable annuity tax rates:

                                                   KEOGH                    NON-
                            TSA     IRA AND SEP  AND 403(A)     PEDC     QUALIFIED
                         CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS
                         AND INCOME  AND INCOME  AND INCOME  AND INCOME  AND INCOME
                         ANNUITIES  ANNUITIES(1) ANNUITIES  ANNUITIES(2) ANNUITIES
                         ---------- ------------ ---------- ------------ ----------
California..............    0.5%        0.5%(4)     0.5%        2.35%       2.35%
District of Columbia....    --          --          --           --         2.25%
Kansas..................    --          --          --           --          2.0%
Kentucky................    2.0%        2.0%        2.0%         2.0%        2.0%
Maine...................    --          --          --           --          2.0%
Mississippi.............    --          --          --           --          1.0%(3)
Nevada..................    --          --          --           --          3.5%
Pennsylvania............    --          --          --           --            2.0%
U.S. Virgin Islands.....    5.0%        5.0%        5.0%         5.0%          5.0%
South Dakota............    --          --          --           --         1.25%
Puerto Rico.............    1.0%        1.0%        1.0%         1.0%        1.0%
West Virginia...........    1.0%        1.0%        1.0%         1.0%        1.0%
Wyoming.................    --          --          --           --          1.0%

-------
(1) Annuity tax rates applicable to IRA Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column headed "IRA and SEP Contracts and Income Annuities."
(2) Annuity tax rates applicable to Contracts and Income Annuities purchased under retirement plans of public employers meeting the requirements of
    Section 401(a) of the Code are included under the column headed "Keogh Contracts and Income Annuities."
(3) Effective July 1, 1995, the Mississippi tax on annuity considerations is repealed.
(4) With respect to Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

                                    FFA-41

                          REQUEST FOR A STATEMENT OF
                   ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc. and
    Calvert Responsibly Invested Balanced Portfolio

[_] Calvert Capital Accumulation Portfolio

[_] Variable Insurance Products Funds

[_] I have changed my address. My CURRENT address is:

                                       Name: ----------------------------------
-------------------------------------
                                    Address: ----------------------------------
          (Contract Number)                  ----------------------------------
-------------------------------------                                       zip
             (Signature)

 METROPOLITAN LIFE INSURANCE COMPANY
 ATTN: MICHELLE FOX
 RETIREMENT AND SAVINGS CENTER
 72 EAGLE ROCK AVENUE
 EAST HANOVER, NJ 07936

--------------------------------------------------------------------------------

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 Metropolitan Life Insurance Company                       U.S. Postage Paid
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                      METROPOLITAN LIFE INSURANCE COMPANY

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                           PREFERENCE PLUS, VESTMET
                                      AND
                           FINANCIAL FREEDOM ACCOUNT
                    GROUP AND INDIVIDUAL ANNUITY CONTRACTS

                      STATEMENT OF ADDITIONAL INFORMATION

                               FORM N-4  PART B

                                  May 1, 1995

  This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectuses for Preference Plus, VestMet and Financial Freedom Account Contracts dated May 1, 1995 and should be read in conjunction with the Prospectuses. Copies of the Prospectuses may be obtained from Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010.

  A Statement of Additional Information for the Metropolitan Series Fund, Inc. is attached at the end of this Statement of Additional Information. The Statements of Additional Information for Calvert Responsibly Invested Balanced Portfolio, Calvert Capital Accumulation Portfolio and Fidelity Variable Insurance Products Funds are distributed separately.

                                --------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Independent Auditors......................................................    2
Services..................................................................    2
Distribution of Certificates and Interests in the Contracts and Income An-
 nuities..................................................................    2
Early Withdrawal Charge...................................................    2
Variable Income Payments..................................................    2
Performance Data..........................................................    4

                                --------------

INDEPENDENT AUDITORS

  Deloitte & Touche LLP, 1633 Broadway, New York, New York, independent auditors, will annually audit the Separate Account's financial statements. The financial statements for the period ended December 31, 1994 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, as stated in their report appearing herein, and have been so included in reliance upon such report given upon the authority of such firm as experts in auditing and accounting.

SERVICES

  From time to time, Metropolitan Life pays third parties to administer its contracts. In such instances Metropolitan Life pays such third parties a portion of the fees it collects.

DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE CONTRACTS AND INCOME
ANNUITIES

  The certificates and interests in the Contracts and Income Annuities are sold through individuals who are licensed life insurance sales representatives of Metropolitan Life Insurance Company ("Metropolitan Life"). Metropolitan Life is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail and in the case of certain Enhanced Preference Plus and VestMet Contracts and Income Annuities and Financial Freedom Account Contracts and Income Annuities by certain qualified employees of Metropolitan Life.

  From time to time, Metropolitan Life may also pay certain organizations a fee for endorsing its variable annuity contracts. Metropolitan Life has been informed that in certain instances these organizations may use such fees to pay their administrative expenses.

  The offering of all Contracts and Income Annuities is continuous. Owners and participants under Contracts and Income Annuities may not be offered all investment choices. Each Contract will indicate those investment choices available under the Contract or Income Annuity.

EARLY WITHDRAWAL CHARGE

  The total amount of early withdrawal charges paid to and retained by Metropolitan Life for the years ended December 31, 1992, 1993 and 1994 were $1,378,468, $1,431,866 and $3,957,522 respectively.

VARIABLE INCOME PAYMENTS

  "Variable income payments" include variable income payments made under the various Income Annuities.

ASSUMED INVESTMENT RATE

  The following discussion concerning the amount of variable income payments is based on an Assumed Investment Rate of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

AMOUNT OF INCOME PAYMENTS

  The amount of annuity units which will be received periodically from the investment division will depend upon the payment or Account Balance applied as of the annuity date, the annuity unit value as of the annuity date, the amount of any premium tax owed, any contract charges, the annuity type selected, and the age(s) and sex of the annuitant(s) (except where unisex values rates are required by law).

  The first payment is equal to the number of units determined, as explained above, multiplied by the annuity unit value as of the issue date or as of the date 10 days prior to payment if later. Subsequent payments are equal to the number of annuity units multiplied by the annuity unit value 10 days prior to payment.

  Income Annuities contain tables indicating the dollar amount of the first income payment (if the payment is made as of the issue date of the contract) under each variable income type for each $1,000 of payment or Account Balance (after deduction for any premium tax) at various ages. These tables are based upon the 1983 Metropolitan adjusted group and individual mortality tables and the Assumed Investment Rate.

  The first variable income payment consists of a portion from each of the Separate Account investment divisions chosen. Each portion of the first payment is divided by the annuity unit value (described below) for that division to determine the number of annuity units in each division represented by the payment. The number of such units will remain fixed during the annuity period, assuming the annuitant makes no transfers of annuity units to provide annuity units under another investment division or to provide a fixed income option.

  Subsequently, the variable income payment amount will be determined as of the 10th day prior to a payment due date. Each payment may vary from the prior one.

  Therefore, the dollar amount of variable income payments after the first will vary with the amount by which the investment performance is greater or less than 4% per annum and separate account expenses. For example, on an annual basis, if an investment division has a cumulative investment performance of 6% over a one year period, the first variable income plan payment

                                            ....................
in the next year will be approximately 0.75% greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the division. If such investment performance return is -1% over a one year period, the first variable income payment in the next year will be approximately 6.25% less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment performance of the applicable division.

  Each Contract provides that, when a fixed income option is chosen, the payment to the annuitant will not be less than the payment produced by the then current settlement option rates, which will not be less that the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision

  The following illustrations show, by use of hypothetical examples, the method of determining the annuity unit value and the amount of variable income payments:

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

  1. Annuity Unit value, beginning of period........................  $ 10.20000
  2. "Experience factor" for period.................................    1.023558
  3. Daily adjustment for 4% of Assumed Investment Rate.............   .99989255
  4. (2) X (3)......................................................    1.023448
  5. Annuity Unit value, end of period (1) X (4)....................  $ 10.43917

                        ILLUSTRATION OF ANNUITY PAYMENTS
 (ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          Annuitant age 65, Life Annuity with 120 Payments Guaranteed

  1. Number of Accumulation Units of at Annuity Date...............     1,500.00
  2. Accumulation Unit value.......................................   $ 11.80000
  3. Accumulation Value of Contract (1) X (2)......................   $17,700.00
  4. First monthly income payment per $1,000 of Accumulation Value.   $     5.63
  5. First monthly income payment (3) X (4) / 1,000 ...............   $    99.65
     Annuity Unit Value (see Illustration of Calculation of Annuity
  6. Unit Value above as of Annuity Date)..........................   $ 10.80000
  7. Number of Annuity Units (5) / (6).............................      9.22685
        Assume Annuity Unit Value for the second month equal to (10
  8. days prior to payment)........................................   $ 10.97000
  9. Second monthly Annuity Payment (7) X (8)......................   $   101.22
 10. Assume Annuity Unit value for third month equal to............   $ 10.52684
 11. Next monthly Annuity Payment (7) X (10).......................   $    97.13

is to assure the annuitant that, at retirement, if the fixed income option purchase rates for new single payment immediate contracts are significantly more favorable than the rates guaranteed by a Contract, the annuitant will be given the benefit of the new rates.

ANNUITY UNIT VALUE

  The value of an annuity unit is calculated at the same time that the value of an accumulation unit is calculated and is based on the same change in investment performance in the Separate Account. (See "Determining the Value of Your Separate Account Investment on page A-PPA-11, B-PPA-13, C-PPA-12 and FFA-20 in the Prospectus.) The calculation of an annuity unit value is discussed in the Prospectus under "How is an annuity unit value calculated?"

PERFORMANCE DATA

  The yield for the money market investment divisions was derived by taking the income generated by an investment in a money market division over the seven-day period and then "annualizing" it, by assuming that the same amount of income was generated each week over a 52 week period. Total income is shown as a percentage of the investment. The effective yield figure was obtained in the same manner as the yield quotation except that investment income was assumed to be reinvested over the 52 week period. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation were excluded from the calculation of yield and effective yield. The yield quotation for other investment divisions is computed by taking the net investment income generated over the period per accumulation unit as of the last day of the period. This percentage is then compounded semiannually. Net investment income is defined, for purposes of this calculation, as dividends and interest earned during the period minus accrued expenses. Both the yield and effective yield figures reflect deductions for the contract charge (for the VestMet Contracts) and charges for mortality and expense risk and general administrative expenses. The yield and effective yield figures do not reflect the possible imposition of an early withdrawal charge of up to 7% of the amount withdrawn or the amount withdrawn attributable to a purchase payment, which may result in a lower yield figure being experienced by the investor.

  Change in accumulation unit value and change in annuity unit value refer to the comparison between the value of an accumulation or annuity unit at the beginning of a specified period of time and the value of an accumulation or annuity unit at the end of the period. This number is then expressed as a percentage and may also be expressed as an annualized figure. While general administrative expenses and mortality and expense risk charges are reflected in change of accumulation or annuity unit value figures, early withdrawal and contract charges (for VestMet Contracts and most Income Annuities), if applicable, are not so reflected.

  Average annual total return assumes a steady rate of return based upon a comparison between the withdrawal value of the hypothetical $1,000 investment over a specified period of time compared to the initial $1,000 investment, expressed as a percentage. Early withdrawal charges, as applicable, and other recurring charges are reflected in average annual total return figures.

  Enhanced Preference Plus, Enhanced VestMet and Financial Freedom Contacts and Enhanced Preference Plus and Financial Freedom Account Income Annuities performance figures vary from other Preference Plus and VestMet Contracts and Income Annuities as a result of reduced Separate Account charges.

  Performance may also be calculated based upon historical performance of the underlying mutual funds, the Fund, Calvert Balanced Portfolio, Calvert Capital Accumulation and Fidelity Funds, and may assume that certain contracts were in existence prior to their inception date. After the inception date, actual accumulation or annuity unit data is used.

  Performance may be shown for two investment strategies that are made available under certain Contracts. The first is the "Equity Generator" SM. Under the "Equity Generator," at the end of a specified period (i.e., monthly, quarterly), an amount equal to the interest earned during the period in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division. The second technique is the "Equalizer" SM. Under this strategy, at the end of a specified period (i.e., monthly, quarterly), a transfer is made from the Stock Index Division to the Fixed Interest Account or from the Fixed Interest Account to the Stock Index Division or the Aggressive Growth Division in order to make the account and the division equal in value. An "Equity Generator Return", "Aggressive Equity Generator Return", "Equalizer Return" or "Aggressive Equalizer Return" will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator and Equalizer investment strategies using other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

 FOR THE PERIOD JANUARY 1, 1994 TO DECEMBER 31, 1994--PREFERENCE PLUS CONTRACTS
                          (10% FREE CORRIDOR VERSION)

                                                      CHANGE IN
                                                     ACCUMULATION AVERAGE ANNUAL
                                                      UNIT VALUE   TOTAL RETURN
                                                     ------------ --------------
Growth Division.....................................    (4.47)%       (10.80)%
Income Division.....................................    (4.34)%       (10.68)%
Diversified Division................................    (4.24)%       (10.57)%
Aggressive Growth Division..........................    (3.11)%        (9.43)%
Stock Index Division................................     (.07)%        (6.37)%
International Stock Division........................     3.71 %        (2.56)%
Calvert Responsibly Invested Balanced Division......    (4.38)%       (10.71)%

 FOR THE PERIOD INCEPTION TO DECEMBER 31, 1994--PREFERENCE PLUS CONTRACTS (10%
                             FREE CORRIDOR VERSION)

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                                        ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                         INCEPTION DATE  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                         -------------- ------------ ------------ --------------
Growth Division.........     7/2/90        34.70%        6.84%         6.38%
Income Division.........     7/2/90        36.50%        7.16%         6.70%
Diversified Division....     7/2/90        35.50%        6.98%         6.52%
Aggressive Growth Divi-
 sion...................     7/2/90        74.70%       13.19%        12.84%
Stock Index Division....     7/2/90        37.00%        7.24%         6.79%
International Stock Di-
 vision.................     7/1/91        42.50%       10.64%         9.87%
Calvert Responsibly
 Invested Balanced
 Division...............    9/17/90        31.10%        6.51%         6.02%

    FOR THE JANUARY 1, 1994 TO DECEMBER 31, 1994--PREFERENCE PLUS (20% FREE
                               CORRIDOR VERSION)

                                                      CHANGE IN
                                                     ACCUMULATION AVERAGE ANNUAL
                                                      UNIT VALUE   TOTAL RETURN
                                                     ------------ --------------
Growth Division.....................................    (4.47)%       (10.13)%
Income Division.....................................    (4.34)%       (10.01)%
Diversified Division................................    (4.24)%        (9.90)%
Aggressive Growth Division..........................    (3.11)%        (8.75)%
Stock Index Division................................     (.07)%        (5.67)%
International Stock Division........................     3.71 %        (1.84)%
Calvert Responsibly Invested Balanced Division......    (4.38)%       (10.04)%

    FOR THE PERIOD INCEPTION TO DECEMBER 31, 1994--PREFERENCE PLUS (20% FREE
                               CORRIDOR VERSION)

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                                        ACCUMULATION     UNIT     AVERAGE ANNUAL
                         INCEPTION DATE  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                         -------------- ------------ ------------ --------------
Growth Division.........     7/2/90        34.70%        6.84%         6.45%
Income Division.........     7/2/90        36.50%        7.16%         6.77%
Diversified Division....     7/2/90        35.50%        6.98%         6.60%
Aggressive Growth Divi-
 sion...................     7/2/90        74.70%       13.19%        12.91%
Stock Index Division....     7/2/90        37.00%        7.24%         6.86%
International Stock Di-
 vision.................     7/2/90        42.50%       10.64%        10.00%
Calvert Responsibly
 Invested Balanced
 Division...............    9/17/90        31.10%        6.51%         6.09%

     YIELDS FOR THE 30 DAY PERIOD ENDING DECEMBER 31, 1994--PREFERENCE PLUS
                                   CONTRACTS

Growth Division.............................. 1.81%
Income Division.............................. 4.44%
Diversified Division......................... 2.96%
Aggressive Growth Division...................  .69%
Stock Index Division......................... 1.36%
International Stock Division................. 3.10%

 FOR THE PERIOD JANUARY 1, 1994 TO DECEMBER 31, 1994--ENHANCED PREFERENCE PLUS
            CONTRACTS (WITH SALES LOAD) (10% FREE CORRIDOR VERSION)

                                                      CHANGE IN
                                                     ACCUMULATION AVERAGE ANNUAL
                                                      UNIT VALUE   TOTAL RETURN
                                                     ------------ --------------
Growth Division.....................................    (4.15)%       (10.48)%
Income Division.....................................    (4.03)%       (10.35)%
Diversified Division................................    (4.00)%       (10.33)%
Aggressive Growth Division..........................    (2.81)%        (9.13)%
Stock Index Division................................      .20%         (6.10)%
International Stock Division........................     4.05 %        (2.23)%
Calvert Responsibly Invested Balanced Division......    (4.18)%       (10.51)%

    FOR THE PERIOD INCEPTION TO DECEMBER 31, 1994--ENHANCED PREFERENCE PLUS
            CONTRACTS (WITH SALES LOAD) (10% FREE CORRIDOR VERSION)

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                                        ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                         INCEPTION DATE  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                         -------------- ------------ ------------ --------------
Growth Division.........     7/2/90        36.52%        7.16%         6.71%
Income Division.........     7/2/90        38.41%        7.49%         7.04%
Diversified Division....     7/2/90        37.31%        7.30%         6.84%
Aggressive Growth Divi-
 sion...................     7/2/90        77.04%       13.53%        13.18%
Stock Index Division....     7/2/90        38.89%        7.57%         7.12%
International Stock Di-
 vision.................     7/2/90        44.00%       10.97%        10.21%
Calvert Responsibly In-
 vested Balanced Divi-
 sion...................     7/2/90        19.10%        4.88%         4.02%

 FOR THE PERIOD JANUARY 1, 1994 TO DECEMBER 31, 1994-- ENHANCED PREFERENCE PLUS
            CONTRACTS (WITH SALES LOAD) (20% FREE CORRIDOR VERSION)

                      CHANGE IN
                     ACCUMULATION AVERAGE ANNUAL
                      UNIT VALUE   TOTAL RETURN
                     ------------ --------------
Growth Division.....     (4.15)%       (9.81)%
Income Division.....     (4.03)%       (9.68)%
Diversified Divi-
 sion...............     (4.00)%       (9.65)%
Aggressive Growth
 Division...........     (2.81)%       (8.45)%
Stock Index Divi-
 sion...............       .20%        (5.40)%
International Stock
 Division...........      4.05 %       (1.50)%
Calvert Responsibly
 Invested Balanced
 Division...........     (4.18)%       (9.84)%
Calvert Capital Ac-
 cumulation Divi-
 sion...............    (10.77)%      (16.52)%
Fidelity Equity-In-
 come Division......      5.46%         (.06)%
Fidelity Growth Di-
 vision.............      (.95)%       (6.56)%
Fidelity Overseas
 Division...........      (.76)%       (4.83)%
Fidelity Investment
 Grade Bond Divi-
 sion...............     (4.70)%      (10.36)%
Fidelity Asset Man-
 ager Division......     (6.98)%      (12.68)%

    FOR THE PERIOD INCEPTION TO DECEMBER 31, 1994-- ENHANCED PREFERENCE PLUS
            CONTRACTS (WITH SALES LOAD) (20% FREE CORRIDOR VERSION)

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                              INCEPTION ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                                DATE     UNIT VALUE   ANNUALIZED   TOTAL RETURN
                              --------- ------------ ------------ --------------
Growth Division.............   7/2/90       36.52%       7.16%          6.78%
Income Division.............   7/2/90       38.41%       7.49%          7.11%
Diversified Division........   7/2/90       37.31%       7.30%          6.92%
Aggressive Growth Division..   7/2/90       77.04%      13.53%         13.25%
Stock Index Division........   7/2/90       38.89%       7.57%          7.20%
International Stock Divi-
 sion.......................   7/1/91       44.00%      10.97%         10.34%
Calvert Responsibly Invested
 Balanced Division..........   5/1/91       19.10%       4.88%          4.14%
Calvert Capital Accumulation
 Division...................   5/1/92        5.64%       2.08%           .63%
Fidelity Equity-Income Divi-
 sion.......................   5/1/92       34.58%      11.77%         10.63%
Fidelity Growth Division....   5/1/92       30.24%      10.41%          9.22%
Fidelity Overseas Division..   5/1/92       17.96%       6.39%          5.08%
Fidelity Investment Grade
 Bond Division..............   5/1/92       10.94%       3.97%          2.59%
Fidelity Asset Manager Divi-
 sion.......................   5/1/92       18.61%       6.61%          5.31%

             FOR THE PERIOD JANUARY 1, 1994 TO DECEMBER 31, 1994--
        ENHANCED NON-QUALIFIED PREFERENCE PLUS CONTRACTS (NO SALES LOAD)

                                         CHANGE IN
                                        ACCUMULATION              AVERAGE ANNUAL
                                         UNIT VALUE                TOTAL RETURN
                                        ------------              --------------
Growth Division.............                (4.15)%                    (4.15)%
Income Division.............                (4.03)%                    (4.03)%
Diversified Division........                (4.00)%                    (4.00)%
Aggressive Growth Division..                (2.81)%                    (2.81)%
Stock Index Division........                  .20 %                      .20 %
International Stock Divi-
 sion.......................                 4.05 %                     4.05 %
Calvert Responsibly Invested
 Balanced Division..........                (4.18)%                    (4.18)%
Calvert Capital Accumulation
 Division...................               (10.77)%                   (10.77)%

                FOR THE PERIOD INCEPTION TO DECEMBER 31, 1994--
        ENHANCED NON-QUALIFIED PREFERENCE PLUS CONTRACTS (NO SALES LOAD)

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                              INCEPTION ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                                DATE     UNIT VALUE   ANNUALIZED   TOTAL RETURN
                              --------- ------------ ------------ --------------
Growth Division.............   5/1/91       36.52%       7.16%          7.16%
Income Division.............   5/1/91       38.41%       7.49%          7.49%
Diversified Division........   5/1/91       37.31%       7.30%          7.30%
Aggressive Growth Division..   5/1/91       77.04%      13.53%         13.53%
Stock Index Division........   5/1/91       38.89%       7.57%          7.57%
International Stock Divi-
 sion.......................   7/1/91       44.00%      10.97%         10.97%
Calvert Responsibly Invested
 Balanced Division..........   5/1/91       19.10%       4.88%          4.88%
Calvert Capital Accumulation
 Division...................   5/1/92        5.64%       2.08%          2.08%

            YIELDS FOR THE 30 DAY PERIOD ENDING DECEMBER 31, 1994--
                       ENHANCED PREFERENCE PLUS CONTRACTS

Growth Division.........       2.20%
Income Division.........       4.84%
Diversified Division....       3.35%
Aggressive Growth Divi-
 sion...................       1.07%
Stock Index Division....       1.73%
International Stock Di-
 vision.................       3.49%

             FOR THE PERIOD JANUARY 1, 1994 TO DECEMBER 31, 1994--
                      FINANCIAL FREEDOM ACCOUNT CONTRACTS

                                         CHANGE IN
                                        ACCUMULATION              AVERAGE ANNUAL
                                         UNIT VALUE                TOTAL RETURN
                                        ------------              --------------
Stock Index Division....                      .23 %                      .23 %
Calvert Responsibly In-
 vested Balanced Divi-
 sion...................                    (4.18)%                    (4.18)%
Calvert Capital Accumu-
 lation Division........                   (10.77)%                   (10.77)%
Fidelity Equity-Income
 Division...............                     5.46 %                     5.46 %
Fidelity Growth Divi-
 sion...................                     (.95)%                     (.95)%
Fidelity Overseas Divi-
 sion...................                      .76 %                      .76 %
Fidelity Investment
 Grade Bond Division....                    (4.70)%                    (4.70)%
Fidelity Asset Manager
 Division...............                    (6.98)%                    (6.98)%

    FOR THE PERIOD INCEPTION TO DECEMBER 31, 1994--FINANCIAL FREEDOM ACCOUNT
                                   CONTRACTS

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                                        ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                         INCEPTION DATE  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                         -------------- ------------ ------------ --------------
Stock Index Division....     7/1/91        28.60%        7.44%          7.44%
Calvert Responsibly In-
 vested Balanced Divi-
 sion...................     7/1/91        19.30%        5.17%          5.17%
Calvert Capital Accumu-
 lation Division........     7/1/91        14.30%        3.89%          3.89%
Fidelity Equity-Income
 Division...............     7/1/91        58.40%       14.03%         14.03%
Fidelity Growth Divi-
 sion...................     7/1/91        57.20%       13.78%         13.78%
Fidelity Overseas Divi-
 sion...................     7/1/91        32.00%        8.25%          8.25%
Fidelity Investment
 Grade Bond
 Division...............     7/1/91        21.70%        5.76%          5.76%
Fidelity Asset Manager
 Division...............     7/1/91        33.20%        8.53%          8.53%

       MONEY MARKET DIVISIONS--SEVEN DAY PERIOD ENDING DECEMBER 31, 1994

                                                      EFFECTIVE
                                           YIELD        YIELD
                                        ------------ ------------
VestMet Contracts......................      4.59%        4.69%
Enhanced VestMet Contracts.............      5.09%        5.22%
Financial Freedom Account Contracts....      3.99%        4.07%

     FOR THE PERIOD JANUARY 1, 1994 TO DECEMBER 31, 1994--VESTMET CONTRACTS

                                         CHANGE IN     AVERAGE
                                        ACCUMULATION    ANNUAL
                                         UNIT VALUE  TOTAL RETURN
                                        ------------ ------------
Growth Division........................     (4.67)%     (10.70)%
Income Division........................     (4.58)%     (10.41)%
Diversified Division...................     (4.50)%     (10.60)%
Aggressive Growth Division.............     (3.35)%      (9.20)%
Stock Index Division...................      (.34)%      (6.24)%

     FOR THE PERIOD JANUARY 1, 1990 TO DECEMBER 31, 1994--VESTMET CONTRACTS

                                                           CHANGE IN
                                         CHANGE IN      ACCUMULATION   AVERAGE
                                        ACCUMULATION      UNIT VALUE    ANNUAL
                                         UNIT VALUE       ANNUALIZED TOTAL RETURN
                                        ------------ --------------- ------------
Growth Division........................    39.70%          6.92%         5.77%
Income Division........................    38.12%          6.67%         5.73%
Diversified Division...................    38.72%          6.76%         5.54%
Aggressive Growth......................    83.96%         12.97%        12.08%

        FOR THE PERIOD INCEPTION TO DECEMBER 31, 1994--VESTMET CONTRACTS

                                                           CHANGE IN
                                         CHANGE IN      ACCUMULATION   AVERAGE
                                        ACCUMULATION      UNIT VALUE    ANNUAL
                         INCEPTION DATE  UNIT VALUE       ANNUALIZED TOTAL RETURN
                         -------------- ------------ --------------- ------------
Growth Division.........    3/ 1/85       183.60%         11.17%        10.94%
Income Division.........    3/ 1/85       137.70%          9.20%         8.94%
Diversified Division....    7/25/86        88.80%          7.84%         7.34%
Aggressive Growth Divi-
 sion...................    5/18/88       153.50%         15.07%        14.71%
Stock Index Division....    5/ 1/90        46.90%          8.58%         7.55%

    YIELDS FOR THE 30 DAY PERIOD ENDING DECEMBER 31, 1994--VESTMET CONTRACTS

Growth Division.........      1.48%
Income Division.........      4.09%
Diversified Division....      2.64%
Aggressive Growth Divi-
 sion...................       .39%
Stock Index Division....      1.00%

             FOR THE PERIOD JANUARY 1, 1994 TO DECEMBER 31, 1994--
                           ENHANCED VESTMET CONTRACTS

                                         CHANGE IN       AVERAGE
                                        ACCUMULATION     ANNUAL
                                         UNIT VALUE   TOTAL RETURN
                                        ------------ ---------------
Growth Division........................   (4.15)%        (4.52)%
Income Division........................   (4.03)%        (4.25)%
Diversified Division...................   (4.00)%        (4.33)%
Aggressive Growth Division.............   (2.81)%        (3.01)%
Stock Index Division...................     .20 %          .14 %

             FOR THE PERIOD JANUARY 1, 1990 TO DECEMBER 31, 1994--
                           ENHANCED VESTMET CONTRACTS

                                         CHANGE IN      CHANGE IN      AVERAGE
                                        ACCUMULATION  ACCUMULATION      ANNUAL
                                         UNIT VALUE  UNIT ANNUALIZED TOTAL RETURN
                                        ------------ --------------- ------------
Growth Division........................    43.54%          7.50%         7.19%
Income Division........................    41.98%          7.26%         7.07%
Diversified Division...................    42.58%          7.35%         7.09%
Aggressive Growth......................    89.14%         13.59%        13.46%

   FOR THE PERIOD INCEPTION TO DECEMBER 31, 1994--ENHANCED VESTMET CONTRACTS

                                                       CHANGE IN
                                          CHANGE IN   ACCUMULATION   AVERAGE
                                         ACCUMULATION  UNIT VALUE     ANNUAL
                          INCEPTION DATE  UNIT VALUE   ANNUALIZED  TOTAL RETURN
                          -------------- ------------ ------------ ------------
Growth Division..........    5/11/87        83.89%        8.29%        8.02%
Income Division..........    5/11/87        75.57%        7.64%        7.45%
Diversified Division.....    5/11/87        74.40%        7.54%        7.27%
Aggressive Growth Divi-
 sion....................    5/18/88       162.90%       15.71%       15.62%
Stock Index Division.....    5/ 1/90        50.70%        9.18%        9.15%

            YIELDS FOR THE 30 DAY PERIOD ENDING DECEMBER 31, 1994--
                           ENHANCED VESTMET CONTRACTS

Growth Division..........      2.09%
Income Division..........      4.71%
Diversified Division.....      3.25%
Aggressive Growth Divi-
 sion....................       .97%
Stock Index Division.....      1.60%

                         INDEPENDENT AUDITOR'S REPORT

The Contractholders of
Metropolitan Life Separate Account E:

We have audited the accompanying statements of assets and liabilities of the Growth, Income, Money Market, Diversified, Variable B, Variable C, Variable D, Aggressive Growth, Stock Index, International Stock, Fidelity Money Market, Fidelity Equity-Income, Fidelity Growth, Fidelity Overseas, Fidelity Investment Grade Bond, Fidelity Asset Manager, Calvert Socially Responsible and Calvert-Ariel Divisions of Metropolitan Life Separate Account E (the "Separate Account") as of December 31, 1994 and (i) the related statements of operations for the year then ended and of changes in net assets for the periods presented and (ii) the related statements of operations and of changes in net assets for the Equity Income and GNMA Divisions of the Separate Account for the periods presented. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1994 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the net assets of the Growth, Income, Money Market, Diversified, Variable B, Variable C, Variable D, Aggressive Growth, Stock Index, International Stock, Fidelity Money Market, Fidelity Equity-Income, Fidelity Growth, Fidelity Overseas, Fidelity Investment Grade Bond, Fidelity Asset Manager, Calvert Socially Responsible and Calvert-Ariel Divisions of Metropolitan Life Separate Account E at December 31, 1994 and the results of their operations for the year then ended and the changes in their net assets for the periods presented and the results of operations and changes in net assets for the Equity Income and GNMA Divisions of Metropolitan Life Separate Account E for the periods presented in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
February 21, 1995

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1994

                                                                       MONEY
                                             GROWTH       INCOME      MARKET
                                            DIVISION     DIVISION    DIVISION
                                          ------------ ------------ -----------
ASSETS:
Investments in Metropolitan Series Fund,
 Inc.
 at Value (Note 1A):
 Growth Portfolio (28,555,501 shares;
  cost $624,822,365)....................  $567,872,113          --          --
 Income Portfolio (21,591,841 shares;
  cost $274,295,591)....................           --  $244,387,251         --
 Money Market Portfolio (1,975,483
  shares;
  cost $21,038,783......................           --           --  $20,703,256
 Diversified Portfolio (54,360,019
  shares;
  cost $759,539,205)....................           --           --          --
 Aggressive Growth Portfolio (24,267,340
  shares; cost $511,799,239)............           --           --          --
 Stock Index Portfolio (25,090,906
  shares;
  cost $343,157,440)....................           --           --          --
 International Stock Portfolio
  (20,498,701 shares; cost
  $260,539,129).........................           --           --          --
Investment in Fidelity Variable
 Insurance Products Funds at Value (Note
 1A):
 Money Market Portfolio (419,436 shares;
  cost $419,436)........................           --           --          --
 Equity-Income Portfolio (812,043
  shares;
  cost $12,112,392).....................           --           --          --
 Growth Portfolio (836,040 shares;
  cost $17,396,587).....................           --           --          --
 Overseas Portfolio (249,119 shares;
  cost $3,858,097)......................           --           --          --
 Investment Grade Bond Portfolio
  (106,200 shares; cost $1,205,235).....           --           --          --
 Asset Manager Portfolio (1,207,539
  shares;
  cost $17,020,386).....................           --           --          --
Investment in Acacia Capital Corp. at
 Value
 (Note 1A):
 Calvert Socially Responsible Series
  (6,935,111 shares; cost $10,313,762)..           --           --          --
 Calvert-Ariel Appreciation II (31,445
  shares;
  cost $565,031)........................           --           --          --
                                          ------------ ------------ -----------
    Total investments...................   567,872,113  244,387,251  20,703,256
Accounts Receivable.....................           --           --          --
                                          ------------ ------------ -----------
    Total assets........................   567,872,113  244,387,251  20,703,256
LIABILITIES.............................           --           --          --
                                          ------------ ------------ -----------
NET ASSETS..............................  $567,872,113 $244,387,251 $20,703,256
                                          ============ ============ ===========

                       See Notes to Financial Statements.

                VARIABLE    VARIABLE  VARIABLE  AGGRESSIVE     STOCK
 DIVERSIFIED        B          C         D        GROWTH       INDEX
   DIVISION     DIVISION    DIVISION  DIVISION   DIVISION     DIVISION
 ------------  ----------- ---------- -------- ------------ ------------
          --   $52,799,452 $2,145,080 $21,659           --           --
          --           --         --      --            --           --
          --           --         --      --            --           --
 $728,375,328          --         --      --            --           --
          --           --         --      --   $535,225,883          --
          --           --         --      --            --  $348,053,519
          --           --         --      --            --           --
          --           --         --      --            --           --
          --           --         --      --            --           --
          --           --         --      --            --           --
          --           --         --      --            --           --
          --           --         --      --            --           --
          --           --         --      --            --           --
          --           --         --      --            --           --
          --           --         --      --            --           --
 ------------  ----------- ---------- -------  ------------ ------------
  728,375,328   52,799,452  2,145,080  21,659   535,225,883  348,053,519
          --           --       5,003     --            --           --
 ------------  ----------- ---------- -------  ------------ ------------
  728,375,328   52,799,452  2,150,083  21,659   535,225,883  348,053,519
        1,792       66,453        --        2           --           --
 ------------  ----------- ---------- -------  ------------ ------------
 $728,373,536  $52,732,999 $2,150,083 $21,657  $535,225,883 $348,053,519
 ============  =========== ========== =======  ============ ============

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1994

                                                                    FIDELITY
                                        INTERNATIONAL   FIDELITY     EQUITY-
                                            STOCK     MONEY MARKET   INCOME
                                          DIVISION      DIVISION    DIVISION
                                        ------------- ------------ -----------
Investments in Metropolitan Series
 Fund, Inc. at Value (Note 1A):
 Growth Portfolio (28,555,501 shares;
  cost $624,822,365)...................          --          --            --
 Income Portfolio (21,591,841 shares;
  cost $274,295,591)...................          --          --            --
 Money Market Portfolio (1,975,483
  shares; cost $21,038,783.............          --          --            --
 Diversified Portfolio (54,360,019
  shares; cost $759,539,205)...........          --          --            --
 Aggressive Growth Portfolio
  (24,267,340 shares; cost
  $511,799,239)........................          --          --            --
 Stock Index Portfolio (25,090,906
  shares; cost $343,157,440)...........          --          --            --
 International Stock Portfolio
  (20,498,701 shares; cost
  $260,539,129)........................ $252,129,923         --            --
Investment in Fidelity Variable
 Insurance Products Funds Value (Note
 1A):
 Money Market Portfolio (419,436
  shares; cost $419,436)...............          --     $419,436           --
 Equity-Income Portfolio (812,043
  shares; cost $12,112,392)............          --          --    $12,464,865
 Growth Portfolio (836,040 shares; cost
  $17,396,587).........................          --          --            --
 Overseas Portfolio (249,119 shares;
  cost $3,858,097).....................          --          --            --
 Investment Grade Bond Portfolio
  (106,200 shares; cost $1,205,235)....          --          --            --
 Asset Manager Portfolio (1,207,539
  shares; cost $17,020,386)............          --          --            --
Investment in Acacia Capital Corp. at
 Value
 (Note 1A):
 Calvert Socially Responsible Series
  (6,935,111 shares; cost $10,313,762).          --          --            --
 Calvert-Ariel Appreciation II (31,445
  shares;
  cost $565,031).......................          --          --            --
                                        ------------    --------   -----------
    Total investments..................  252,129,923     419,436    12,464,865
Accounts receivable....................          --          --            --
                                        ------------    --------   -----------
    Total assets.......................  252,129,923     419,436    12,464,865
LIABILITIES............................          --          --            --
                                        ------------    --------   -----------
NET ASSETS............................. $252,129,923    $419,436   $12,464,865
                                        ============    ========   ===========

                       See Notes to Financial Statements.

 FIDELITY     FIDELITY      FIDELITY       FIDELITY    CALVERT SOCIALLY CALVERT-
  GROWTH      OVERSEAS  INVESTMENT GRADE ASSET MANAGER   RESPONSIBLE     ARIEL
 DIVISION     DIVISION   BOND DIVISION     DIVISION        DIVISION     DIVISION
-----------  ---------- ---------------- ------------- ---------------- --------
        --          --            --              --             --          --
        --          --            --              --             --          --
        --          --            --              --             --          --
        --          --            --              --             --          --
        --          --            --              --             --          --
        --          --            --              --             --          --
        --          --            --              --             --          --
        --          --            --              --             --          --
        --          --            --              --             --          --
$18,133,687         --            --              --             --          --
        --   $3,903,698           --              --             --          --
        --          --     $1,170,319             --             --          --
        --          --            --      $16,651,958            --          --
        --          --            --              --      $9,993,495         --
        --          --            --              --             --     $533,300
-----------  ----------    ----------     -----------     ----------    --------
 18,133,687   3,903,698     1,170,319      16,651,958      9,993,495     533,300
        --          --            --              --             --          --
-----------  ----------    ----------     -----------     ----------    --------
 18,133,687   3,903,698     1,170,319      16,651,958      9,993,495     533,300
        --          --            --              --             --          --
-----------  ----------    ----------     -----------     ----------    --------
$18,133,687  $3,903,698    $1,170,319     $16,651,958     $9,993,495    $533,300
===========  ==========    ==========     ===========     ==========    ========

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                            STATEMENTS OF OPERATIONS

                                                          FOR THE YEAR ENDED
                             --------------------------------------------------
                                                          MONEY
                                GROWTH        INCOME      MARKET   DIVERSIFIED
                               DIVISION      DIVISION    DIVISION    DIVISION
                             ------------  ------------  --------  ------------
INVESTMENT INCOME
Income:
 Dividends (Note 2)........  $ 17,658,222  $ 17,544,643  $776,100  $ 29,726,253
 Total Expenses (Note 3)...     7,075,175     3,404,394   327,940     9,467,172
                             ------------  ------------  --------  ------------
Net investment income
 (loss)....................    10,583,047    14,140,249   448,160    20,259,081
                             ------------  ------------  --------  ------------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain (loss)
 from security
 transactions..............     7,104,130     2,796,901   (99,977)    9,812,610
Unrealized appreciation
 (depreciation) of
 investments for the
 period....................   (44,046,559)  (29,419,602)  151,467   (63,974,667)
                             ------------  ------------  --------  ------------
Net realized and unrealized
 gain (loss) on investments
 (Note 1B).................   (36,942,429)  (26,622,701)   51,490   (54,162,057)
                             ------------  ------------  --------  ------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS................  $(26,359,382) $(12,482,452) $499,650  $(33,902,976)
                             ============  ============  ========  ============

                       See Notes to Financial Statements.

                                                            FOR THE PERIOD JANUARY 1, 1994
DECEMBER 31, 1994                                                   TO MAY 31, 1994
----------------------------------------------------------  --------------------------------
 VARIABLE     VARIABLE  VARIABLE  AGGRESSIVE      STOCK                          EQUITY
     B           C         D        GROWTH        INDEX          GNMA            INCOME
 DIVISION     DIVISION  DIVISION   DIVISION     DIVISION       DIVISION         DIVISION
-----------   --------  -------- ------------  -----------  ---------------  ---------------
$ 1,656,745   $ 67,215   $  621  $  1,297,469  $12,424,286  $        40,040  $        95,746
    560,691         --      102     5,751,935    3,912,990           25,006           33,005
-----------   --------   ------  ------------  -----------  ---------------  ---------------
  1,096,054     67,215      519    (4,454,466)   8,511,296           15,034           62,741
-----------   --------   ------  ------------  -----------  ---------------  ---------------
  1,437,534     57,942    2,022     5,992,357    2,379,725         (156,414)         626,635
 (4,902,550)  (200,254)  (3,494)  (14,428,315) (10,325,844)         (20,884)        (861,809)
-----------   --------   ------  ------------  -----------  ---------------  ---------------
 (3,465,016)  (142,312)  (1,472)   (8,435,958)  (7,946,119)        (177,298)        (235,174)
-----------   --------   ------  ------------  -----------  ---------------  ---------------
$(2,368,962)  $(75,097)  $ (953) $(12,890,424) $   565,177  $      (162,264) $      (172,433)
===========   ========   ======  ============  ===========  ===============  ===============

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                            STATEMENTS OF OPERATIONS

                                                                        FOR THE
                                            -----------------------------------
                                                                       FIDELITY
                                            INTERNATIONAL   FIDELITY   EQUITY-
                                                STOCK     MONEY MARKET  INCOME
                                              DIVISION      DIVISION   DIVISION
                                            ------------- ------------ --------
INVESTMENT INCOME
Income:
 Dividends (Note 2).......................   $12,373,263    $15,016    $518,556
 Total Expenses (Note 3)..................     2,440,307      3,279      82,369
                                             -----------    -------    --------
Net investment income (loss)..............     9,932,956     11,737     436,187
                                             -----------    -------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain (loss) from security
 transactions.............................     2,442,722        --       46,591
Unrealized appreciation (depreciation) of
 investments for the period...............   (15,510,122)       --      (20,188)
                                             -----------    -------    --------
Net realized and unrealized gain (loss) on
 investments (Note 1B)....................   (13,067,400)       --       26,403
                                             -----------    -------    --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS................   $(3,134,444)   $11,737    $462,590
                                             ===========    =======    ========

                       See Notes to Financial Statements.

YEAR ENDED DECEMBER 31, 1994
---------------------------------------------------------------------------
                         FIDELITY                      CALVERT
FIDELITY    FIDELITY    INVESTMENT     FIDELITY       SOCIALLY     CALVERT-
 GROWTH     OVERSEAS    GRADE BOND   ASSET MANAGER   RESPONSIBLE    ARIEL
DIVISION    DIVISION     DIVISION      DIVISION       DIVISION     DIVISION
--------    --------    ----------   -------------   -----------   --------
$609,505    $  8,891     $  1,885     $  440,960      $ 310,501    $  3,095
 124,565      26,716        8,812        122,060        106,966       4,341
--------    --------     --------     ----------      ---------    --------
 484,940     (17,825)      (6,927)       318,900        203,535      (1,246)
--------    --------     --------     ----------      ---------    --------
  28,590      89,515       (6,443)        42,272         31,230       6,780
(423,314)   (124,537)     (26,039)    (1,267,631)      (615,901)    (58,924)
--------    --------     --------     ----------      ---------    --------
(394,724)    (35,022)     (32,482)    (1,225,359)      (584,671)    (52,144)
--------    --------     --------     ----------      ---------    --------
$ 90,216    $(52,847)    $(39,409)    $ (906,459)     $(381,136)   $(53,390)
========    ========     ========     ==========      =========    ========

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                      STATEMENTS OF CHANGES IN NET ASSETS

                               GROWTH DIVISION             INCOME DIVISION
                          --------------------------  --------------------------
                          FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  FOR THE YEAR
                             ENDED         ENDED         ENDED         ENDED
                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                              1994          1993          1994          1993
                          ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS:
From operations:
 Net investment income
  (loss)................  $ 10,583,047  $ 26,083,458  $ 14,140,249  $ 17,934,557
 Net realized gain
  (loss) from security
  transactions..........     7,104,130     1,668,135     2,796,901       797,636
 Unrealized appreciation
  (depreciation) of
  investments...........   (44,046,559)   13,839,018   (29,419,602)   (1,685,571)
                          ------------  ------------  ------------  ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............   (26,359,382)   41,590,611   (12,482,452)   17,046,622
                          ------------  ------------  ------------  ------------
From capital
 transactions:
 Net purchase payments
  (redemptions).........   111,209,007   201,475,002   (17,753,483)  117,429,806
 Net portfolio
  transfers.............      (118,075)      928,475       (20,979)      394,776
 Other net transfers....       (36,470)     (172,867)       95,972       (87,657)
 Substitutions (Note 4).           --            --            --            --
                          ------------  ------------  ------------  ------------
 Net increase (decrease)
  in net assets
  resulting from capital
  transactions..........   111,054,462   202,230,610   (17,678,490)  117,736,925
                          ------------  ------------  ------------  ------------
NET CHANGE IN NET
 ASSETS.................    84,695,080   243,821,221   (30,160,942)  134,783,547
NET ASSETS--BEGINNING OF
 PERIOD.................   483,177,033   239,355,812   274,548,193   139,764,646
                          ------------  ------------  ------------  ------------
NET ASSETS--END OF
 PERIOD.................  $567,872,113  $483,177,033  $244,387,251  $274,548,193
                          ============  ============  ============  ============

                       See Notes to Financial Statements.

  MONEY MARKET DIVISION        DIVERSIFIED DIVISION         VARIABLE B DIVISION
---------------------------  --------------------------  --------------------------
FOR THE YEAR   FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  FOR THE YEAR  FOR THE YEAR
   ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
    1994           1993          1994          1993          1994          1993
------------   ------------  ------------  ------------  ------------  ------------
 $   448,160   $    320,647  $ 20,259,081  $ 29,835,356  $ 1,096,054   $ 3,251,936
     (99,977)      (592,798)    9,812,610       800,055    1,437,534     1,361,307
     151,467        694,205   (63,974,667)    9,851,984   (4,902,550)    2,733,846
 -----------   ------------  ------------  ------------  -----------   -----------
     499,650        422,054   (33,902,976)   40,487,395   (2,368,962)    7,347,089
 -----------   ------------  ------------  ------------  -----------   -----------
  (3,421,111)   (14,141,989)  119,781,823   328,130,021   (4,620,926)   (3,803,146)
       2,109          8,601       (41,662)    1,079,147     (163,892)      (38,347)
      (2,986)        (6,599)       (2,375)      (34,903)    (305,030)     (339,743)
         --             --      8,698,545           --           --            --
 -----------   ------------  ------------  ------------  -----------   -----------
  (3,421,988)   (14,139,987)  128,436,331   329,174,265   (5,089,848)   (4,181,236)
 -----------   ------------  ------------  ------------  -----------   -----------
  (2,922,338)   (13,717,933)   94,533,355   369,661,660   (7,458,810)    3,165,853
  23,625,594     37,343,527   633,840,181   264,178,521   60,191,809    57,025,956
 -----------   ------------  ------------  ------------  -----------   -----------
 $20,703,256   $ 23,625,594  $728,373,536  $633,840,181  $52,732,999   $60,191,809
 ===========   ============  ============  ============  ===========   ===========

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                      STATEMENTS OF CHANGES IN NET ASSETS

                            VARIABLE C DIVISION       VARIABLE D DIVISION    AGGRESSIVE GROWTH DIVISION
                         ------------------------- ------------------------- ---------------------------
                         FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR   FOR THE YEAR
                            ENDED        ENDED        ENDED        ENDED         ENDED         ENDED
                         DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,   DECEMBER 31,
                             1994         1993         1994         1993         1994           1993
                         ------------ ------------ ------------ ------------ -------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS:
From operations:
 Net investment income
  (loss)................  $   67,215   $  153,768    $   519      $ 1,737    $  (4,454,466) $ 18,166,563
 Net realized gain
  (loss) from security
  transactions..........      57,942       39,161      2,022        2,771        5,992,357     6,650,473
 Unrealized appreciation
  (depreciation) of
  investments...........    (200,254)     118,615     (3,494)        (741)     (14,428,315)   19,064,823
                          ----------   ----------    -------      -------    -------------  ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............     (75,097)     311,544       (953)       3,767      (12,890,424)   43,881,859
                          ----------   ----------    -------      -------    -------------  ------------
From capital
 transactions:
 Net purchase payments
  (redemptions).........    (189,908)    (139,609)       --           --       185,393,244   194,643,389
 Net portfolio
  transfers.............         --            53        403        5,083         (343,499)    1,124,640
 Other net transfers....       1,194           18     (5,903)      (9,618)          74,750      (171,519)
 Substitutions (Note 4).         --           --         --           --               --            --
                          ----------   ----------    -------      -------    -------------  ------------
 Net increase (decrease)
  in net assets
  resulting from capital
  transactions..........    (188,714)    (139,538)    (5,500)      (4,535)     185,124,495   195,596,510
                          ----------   ----------    -------      -------    -------------  ------------
NET CHANGE IN NET
 ASSETS.................    (263,811)     172,006     (6,453)        (768)     172,234,071   239,478,369
 NET ASSETS--BEGINNING
  OF PERIOD.............   2,413,894    2,241,888     28,110       28,878      362,991,812   123,513,443
                          ----------   ----------    -------      -------    -------------  ------------
 NET ASSETS--END OF
  PERIOD................  $2,150,083   $2,413,894    $21,657      $28,110    $ 535,225,883  $362,991,812
                          ==========   ==========    =======      =======    =============  ============

                       See Notes to Financial Statements.

                                                                                               INTERNATIONAL STOCK
  STOCK INDEX DIVISION               GNMA DIVISION              EQUITY INCOME DIVISION              DIVISION
--------------------------  ------------------------------- ------------------------------- --------------------------
FOR THE YEAR  FOR THE YEAR                     FOR THE YEAR                    FOR THE YEAR FOR THE YEAR  FOR THE YEAR
   ENDED         ENDED        FOR THE PERIOD      ENDED       FOR THE PERIOD      ENDED        ENDED         ENDED
DECEMBER 31,  DECEMBER 31,  JANUARY 1, 1994 TO DECEMBER 31, JANUARY 1, 1994 TO DECEMBER 31, DECEMBER 31,  DECEMBER 31,
    1994          1993         MAY 31, 1994        1993        MAY 31, 1994        1993         1994          1993
------------  ------------  ------------------ ------------ ------------------ ------------ ------------  ------------
$  8,511,296  $  2,779,312      $   15,034      $  401,000      $   62,741      $  198,416  $  9,932,956  $  2,770,128
   2,379,725     3,989,871        (156,414)        149,951         626,635         146,155     2,442,722       226,292
 (10,325,844)    9,830,768         (20,884)       (134,192)       (861,809)        650,476   (15,510,122)    7,464,556
------------  ------------      ----------      ----------      ----------      ----------  ------------  ------------
     565,177    16,599,951        (162,264)        416,759        (172,433)        995,047    (3,134,444)   10,460,976
------------  ------------      ----------      ----------      ----------      ----------  ------------  ------------
  74,310,566   116,515,843        (637,395)       (835,884)       (275,005)     (1,197,447)  152,830,771    81,733,342
     (57,002)      324,247              18             642             (23)            720       577,588       217,662
     (19,367)      (68,793)            570          (1,862)            558             (57)     (580,563)      455,083
         --            --       (3,659,159)            --       (5,039,386)            --            --            --
------------  ------------      ----------      ----------      ----------      ----------  ------------  ------------
  74,234,197   116,771,297      (4,295,966)       (837,104)     (5,313,856)     (1,196,784)  152,827,796    82,406,087
------------  ------------      ----------      ----------      ----------      ----------  ------------  ------------
  74,799,374   133,371,248      (4,458,230)       (420,345)     (5,486,289)       (201,737)  149,693,352    92,867,063
 273,254,145   139,882,897       4,458,230       4,878,575       5,486,289       5,688,026   102,436,571     9,569,508
------------  ------------      ----------      ----------      ----------      ----------  ------------  ------------
$348,053,519  $273,254,145      $      --       $4,458,230      $      --       $5,486,289  $252,129,923  $102,436,571
============  ============      ==========      ==========      ==========      ==========  ============  ============

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                      STATEMENTS OF CHANGES IN NET ASSETS

                              FIDELITY MONEY MARKET    FIDELITY EQUITY-INCOME
                                    DIVISION                  DIVISION
                            ------------------------- --------------------------
                            FOR THE YEAR FOR THE YEAR FOR THE YEAR  FOR THE YEAR
                               ENDED        ENDED        ENDED         ENDED
                            DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                                1994         1993         1994          1993
                            ------------ ------------ ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS:
From Operations:
 Net investment income
  (loss)...................   $ 11,737     $  4,647   $   436,187    $   57,955
 Net realized gain (loss)
  from security
  transactions.............        --           --         46,591        19,238
 Unrealized appreciation
  (depreciation) of
  investments..............        --           --        (20,188)      310,655
                              --------     --------   -----------    ----------
 Net increase (decrease) in
  net assets resulting from
  operations...............     11,737        4,647       462,590       387,848
                              --------     --------   -----------    ----------
From capital transactions:
 Net purchase payments
  (redemptions)............    209,101       63,918     6,660,376     3,755,102
 Net portfolio transfers...         56          113         5,555        17,773
 Other net transfers.......    (15,843)      15,657       (65,643)       65,124
 Substitutions (Note 4)....        --           --            --            --
                              --------     --------   -----------    ----------
 Net increase (decrease) in
  net assets resulting from
  capital transactions.....    193,314       79,688     6,600,288     3,837,999
                              --------     --------   -----------    ----------
NET CHANGE IN NET ASSETS...    205,051       84,335     7,062,878     4,225,847
 NET ASSETS--BEGINNING OF
  PERIOD...................    214,385      130,050     5,401,987     1,176,140
                              --------     --------   -----------    ----------
 NET ASSETS--END OF PERIOD.   $419,436     $214,385   $12,464,865    $5,401,987
                              ========     ========   ===========    ==========

                       See Notes to Financial Statements.

                                 FIDELITY OVERSEAS     FIDELITY INVESTMENT GRADE
 FIDELITY GROWTH DIVISION            DIVISION                BOND DIVISION
 ----------------------------------------------------- -------------------------
 FOR THE YEAR   FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR FOR THE YEAR
    ENDED          ENDED        ENDED        ENDED        ENDED        ENDED
 DECEMBER 31,   DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
     1994           1993         1994         1993         1994         1993
 ------------   ------------ ------------ ------------ ------------ ------------
 $   484,940     $   19,295   $  (17,825)  $     (432)  $   (6,927)   $ 50,011
      28,590         82,540       89,515       40,859       (6,443)      4,315
    (423,314)       881,637     (124,537)     178,567      (26,039)      2,199
 -----------     ----------   ----------   ----------   ----------    --------
      90,216        983,472      (52,847)     218,994      (39,409)     56,525
 -----------     ----------   ----------   ----------   ----------    --------
   8,560,419      5,373,872    2,433,557    1,011,840      568,823     287,828
      21,168         28,581       (1,089)      21,874         (275)      1,693
    (169,203)       166,115     (124,920)     123,294      (33,097)     33,493
         --             --           --           --           --          --
 -----------     ----------   ----------   ----------   ----------    --------
   8,412,384      5,568,568    2,307,548    1,157,008      535,451     323,014
 -----------     ----------   ----------   ----------   ----------    --------
   8,502,600      6,552,040    2,254,701    1,376,002      496,042     379,539
   9,631,087      3,079,047    1,648,997      272,995      674,277     294,738
 -----------     ----------   ----------   ----------   ----------    --------
 $18,133,687     $9,631,087   $3,903,698   $1,648,997   $1,170,319    $674,277
 ===========     ==========   ==========   ==========   ==========    ========

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                      STATEMENTS OF CHANGES IN NET ASSETS

                                             FIDELITY ASSET MANAGER DIVISION
                                             ----------------------------------
                                              FOR THE YEAR       FOR THE YEAR
                                                  ENDED              ENDED
                                              DECEMBER 31,       DECEMBER 31,
                                                  1994               1993
                                             ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
 Net investment income (loss)............... $        318,900    $        71,981
 Net realized gain (loss) from security
  transactions..............................           42,272             87,552
 Unrealized appreciation (depreciation) of
  investments...............................       (1,267,631)           823,508
                                             ----------------    ---------------
 Net increase (decrease) in net assets
  resulting from operations.................         (906,459)           983,041
                                             ----------------    ---------------
From capital transactions:
 Net purchase payments (redemptions)........        9,344,422          4,906,303
 Net portfolio transfers....................          (10,612)            47,172
 Other net transfers........................         (381,150)           379,919
 Substitutions (Note 4).....................              --                 --
                                             ----------------    ---------------
 Net increase (decrease) in net assets
  resulting from capital transactions.......        8,952,660          5,333,394
                                             ----------------    ---------------
NET CHANGE IN NET ASSETS....................        8,046,201          6,316,435
 NET ASSETS--BEGINNING OF PERIOD............        8,605,757          2,289,322
                                             ----------------    ---------------
 NET ASSETS--END OF PERIOD.................. $     16,651,958    $     8,605,757
                                             ================    ===============

                       See Notes to Financial Statements.

        CALVERT SOCIALLY
      RESPONSIBLE DIVISION                              CALVERT-ARIEL DIVISION
----------------------------------                 -------------------------------------------------
FOR THE YEAR          FOR THE YEAR                 FOR THE YEAR                 FOR THE YEAR
   ENDED                 ENDED                        ENDED                        ENDED
DECEMBER 31,          DECEMBER 31,                 DECEMBER 31,                 DECEMBER 31,
    1994                  1993                         1994                         1993
------------          ------------                 ------------                 ------------
 $  203,535            $  152,003                    $ (1,246)                    $  2,353
     31,230                37,220                       6,780                       10,155
   (615,901)              170,017                     (58,924)                      14,263
 ----------            ----------                    --------                     --------
   (381,136)              359,240                     (53,390)                      26,771
 ----------            ----------                    --------                     --------
  2,676,356             3,693,509                     216,163                      144,760
        615                 1,546                        (174)                       1,286
    (49,031)               49,012                     (13,975)                      13,152
        --                    --                          --                           --
 ----------            ----------                    --------                     --------
  2,627,940             3,744,067                     202,014                      159,198
 ----------            ----------                    --------                     --------
  2,246,804             4,103,307                     148,624                      185,969
  7,746,691             3,643,384                     384,676                      198,707
 ----------            ----------                    --------                     --------
 $9,993,495            $7,746,691                    $533,300                     $384,676
 ==========            ==========                    ========                     ========

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1994

Metropolitan Life Separate Account E (the "Separate Account") is a multi-division unit investment trust registered under the Investment Company Act of 1940. Seven investment divisions correspond to the Growth, Income, Money Market, Diversified, Aggressive Growth, Stock Index and International Stock Portfolios of the Metropolitan Series Fund, Inc. (the "Fund"). The assets in the Variable B, Variable C and Variable D Divisions are restricted to investing in the Growth Portfolio of the Fund. The Fidelity Money Market, Equity-Income, Growth, Overseas, Investment Grade Bond and Asset Manager Divisions correspond to the Money Market, Equity-Income, Growth, Overseas, Investment Grade Bond and Asset Manager Portfolios of Fidelity's Variable Insurance Products Fund and Fidelity's Variable Insurance Products Fund II ("Fidelity"). The Socially Responsible Division and Calvert-Ariel Division correspond to the Calvert Socially Responsible Series and Calvert-Ariel Appreciation II, respectively, of the Acacia Capital Corporation ("Calvert"). The Separate Account commenced investing in shares of the International Stock and Fidelity Money Market, Equity-Income, Growth, Overseas and Investment Grade Bond and Asset Manager Portfolios on July 1, 1991. The Separate Account commenced investing in shares of the Calvert Socially Responsible Series on September 17, 1991 and the Calvert- Ariel Appreciation II Portfolio on January 7, 1992. Each Portfolio of the Fund, Calvert and Fidelity have varying investment objectives relative to growth of capital and income.

The Separate Account was formed by Metropolitan Life Insurance Company ("Metropolitan Life") on September 27, 1983, and registered as a unit investment trust on April 6, 1984. The assets of the Separate Account are the property of Metropolitan Life.

A summary of significant accounting policies, all of which are in accordance with generally accepted accounting principles, is set forth below:

  1.SIGNIFICANT ACCOUNTING POLICIES

  A.VALUATION OF INVESTMENTS

    Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. The methods used to value the Fund's investments at December 31, 1994 are described in the Fund's 1994 Annual Report.

    Investments in shares of Fidelity are valued at the reported net asset values of the respective portfolios. The methods used to value Fidelity's investments at December 31, 1994 are described in Fidelity's 1994 Annual Report.

    Investments in shares of Calvert are valued at the reported net asset value of the Calvert Socially Responsible Series and Calvert-Ariel Appreciation II. The methods used to value Calvert's investments at December 31, 1994 are described in Calvert's 1994 Annual Report.

  B.SECURITY TRANSACTIONS

    Purchases and sales are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

  C.FEDERAL INCOME TAXES

    In the opinion of counsel of Metropolitan Life, the Separate Account will be treated as a part of Metropolitan Life and its operations, and the Separate Account will not be taxed separately as a "regulated investment company" under existing law. Metropolitan Life is taxed as a life insurance company. The contracts permit Metropolitan Life to charge against the Separate Account any taxes, or reserves for taxes, attributable to the maintenance or operation of the Separate Account. Metropolitan Life does not anticipate, under existing law, that any federal income taxes will be charged against the Separate Account in determining the value of amounts under a contract.

  D.PURCHASE PAYMENTS

    Purchase payments received by Metropolitan Life are credited as Accumulation Units as of the end of the valuation period in which received, as provided in the prospectus.

  E.ACCUMULATION UNITS

    As of December 31, 1994, there were 182,336,569 Accumulation Units outstanding, which consisted of 37,075,221 Accumulation Units in the Growth Division, 16,186,350 Accumulation Units in the Income Division, 1,323,182 Accumulation Units in the Money Market Division, 50,102,883 Accumulation Units in the Diversified Division, 830,025 Accumulation Units in the Variable B Division, 32,455 Accumulation Units in the Variable C Division, 29,424,055 Accumulation Units in the Aggressive Growth Division, 25,267,203 Accumulation Units in the Stock Index Division, 17,677,908 Accumulation Units in the International Stock Division, 37,817 Accumulation Units in the Fidelity Money Market Division, 782,565 Accumulation Units in the Fidelity Equity Income Division, 1,148,519 Accumulation Units in the Fidelity Growth Division, 290,125 Accumulation Units in the Fidelity Overseas Division, 95,887 Accumulation Units in the Fidelity Investment Grade Bond Division, 1,239,567 Accumulation Units in the Fidelity Asset Manager Division, 776,566 Accumulation Units in the Calvert Socially Responsible Division and 46,241 Accumulation Units in the Calvert-Ariel Division. In addition to the above mentioned Accumulation Units, there were cash reserves of $1,774,203 and $21,657 applicable to contracts receiving annuity payouts under the Variable Account B Division and Variable Account D Division, respectively, and $129,639 in cash reserves for Preference Plus (PPA) Immediate Annuities.

  2.DIVIDENDS

    On April 27, 1994 and December 27, 1994, the Fund declared dividends for all shareholders of record on April 27, 1994 and December 28, 1994, respectively. The amount of dividends received by the Separate Account from the Fund was $93,660,600. The dividends were paid to Metropolitan Life on April 28, 1994 and December 29, 1994, respectively, and were immediately reinvested in additional shares of the portfolios in which each of the investment divisions invests. As a result of these reinvestments, the number of shares of the Fund held by each of the twelve investment divisions increased by the following: Growth Division 809,409 shares, Income Division 1,548,977 shares, Money Market Division 74,088 shares, Diversified Division 2,206,833 shares, Variable B Division 75,919 shares, Variable C Division 3,081 shares, Variable D Division 29 shares, Aggressive Growth Division 59,456 shares, Stock Index Division 895,304 shares, GNMA Division 3,966 shares, Equity Income 7,797 shares and the International Stock Division 1,019,170 shares.

    On the last working day of each month, Fidelity paid Metropolitan Life dividends for the Fidelity Money Market Division. For 1994 the dividends aggregated to $15,016. They were immediately reinvested and increased the number of shares owned by the Fidelity Money Market Division by 15,016 shares.

    On February 4, 1994 Fidelity paid Metropolitan Life a dividend of $620,281 for the Fidelity Growth, Fidelity Overseas, and Fidelity Investment Grade Bond Divisions. The dividends were immediately reinvested and increased the number of shares owned as follows: Fidelity Growth Division 28,010 shares, Fidelity Overseas Division 546 shares, and Fidelity Investment Grade Bond Division 164 shares. On February 4, 1994 and September 2, 1994, Fidelity paid Metropolitan Life dividends which totalled $440,960 for the Fidelity Asset Manager Division. The dividends were immediately reinvested and increased the number of shares owned by the Fidelity Asset Manager Division by 29,446 shares. On February 4, 1994, March 18, 1994, June 17, 1994, September 16, 1994 and
    December 16, 1994, Fidelity paid Metropolitan Life dividends which totalled $518,566 for the Fidelity Equity-Income Division. The dividends were immediately reinvested and increased the number of shares owned by the Fidelity Equity-Income Division by 34,228 shares.

    On December 30, 1994 Calvert paid Metropolitan Life dividends of $310,501 for the Calvert Socially Responsible Division and $3,095 for the Calvert-Ariel Division, which were immediately reinvested, increasing the number of shares owned by the Calvert Socially
    Responsible Division and the Calvert-Ariel Division by 215,476 and 183 shares, respectively.


                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  3.EXPENSES

    Metropolitan Life applies a daily charge against the Separate Account for administrative expenses, and for the mortality and expense risks assumed by Metropolitan Life. This charge is equivalent to an effective annual rate of 1.5% of the average daily value of the assets in the Separate Account for VestMet contracts and 1.25% for Preference Plus contracts. Of this charge, Metropolitan Life estimates .75% is for administrative expenses for VestMet contracts and .50% for Preference Plus contracts and .75% is for mortality and expense risks on both contracts. However, for the enhanced and Financial Freedom Account Contracts, the charge is equivalent to an effective annual rate of .95% of the average daily value of the assets for these contracts. Of this charge, Metropolitan Life estimates .20% is for administrative expense and .75% is for mortality and expense risks. The Variable B, C and D contracts are charged for administrative expenses and mortality and expense risks according to the rates under their respective contracts.

  4.SUBSTITUTION OF DIVISIONS

    On June 1, 1994, the net assets of the GNMA Division and the Equity Income Division were transferred to the Diversified Division under a substitution plan.

  5.SUBSEQUENT EVENT

    Effective January 25, 1995, Calvert-Ariel Appreciation II changed its name to Calvert Capital Accumulation Portfolio.

                         INDEPENDENT AUDITORS' REPORT

Metropolitan Life Insurance Company:

We have audited the accompanying balance sheets of Metropolitan Life Insurance Company (the Company) as of December 31, 1994 and 1993 and the related statements of operations and surplus and of cash flow for each of the three years in the period ended December 31, 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1994 and 1993 and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1994 in conformity with accounting practices prescribed or permitted by insurance regulatory authorities and generally accepted accounting principles.

Deloitte & Touche LLP
New York, New York
February 10, 1995

                      METROPOLITAN LIFE INSURANCE COMPANY

                                 BALANCE SHEETS

                    DECEMBER 31, 1994 AND 1993 (IN MILLIONS)

                                                        NOTES    1994     1993
                                                        -----    ----     ----
ASSETS
Bonds..................................................   4,11 $ 65,592 $ 62,954
Stocks................................................. 2,4,11    3,672    3,191
Mortgage loans......................................... 2,4,11   14,524   15,460
Real estate............................................          10,417   10,666
Policy loans...........................................     11    3,964    3,628
Cash and short-term investments........................     11    2,334    1,372
Other invested assets..................................      2    2,262    2,504
Premiums deferred and uncollected......................           1,250    1,348
Investment income due and accrued......................           1,440    1,397
Separate Account assets................................          25,424   25,375
Other assets...........................................             298      330
                                                               -------- --------
TOTAL ASSETS...........................................        $131,177 $128,225
                                                               ======== ========
LIABILITIES AND SURPLUS
LIABILITIES
Reserves for life and health insurance and annuities...   5,11 $ 73,204 $ 70,260
Policy proceeds and dividends left with the Company....     11    3,534    2,874
Dividends due to policyholders.........................           1,407    1,369
Premium deposit funds..................................     11   14,006   14,720
Other policy liabilities...............................           4,245    4,409
Investment valuation reserves..........................           1,981    1,675
Separate Account liabilities...........................          25,159   25,100
Other liabilities......................................           1,337    1,412
                                                               -------- --------
TOTAL LIABILITIES......................................         124,873  121,819
                                                               -------- --------
SURPLUS
Special contingency reserves...........................             682      632
Surplus notes..........................................     10      700      700
Unassigned funds.......................................           4,922    5,074
                                                               -------- --------
TOTAL SURPLUS..........................................           6,304    6,406
                                                               -------- --------
TOTAL LIABILITIES AND SURPLUS..........................        $131,177 $128,225
                                                               ======== ========

                See accompanying notes to financial statements.

                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF OPERATIONS AND SURPLUS

       FOR THE YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992 (IN MILLIONS)

                                                NOTES  1994     1993     1992
                                                -----  ----     ----     ----
INCOME
 Premiums, annuity considerations and deposit
funds.........................................    5   $19,881  $19,442  $19,933
Considerations for supplementary contracts and
dividend accumulations........................          2,879    1,654    1,582
Net investment income.........................          7,143    7,356    7,332
Other income..................................    5        80      231      145
                                                      -------  -------  -------
Total income..................................         29,983   28,683   28,992
                                                      -------  -------  -------
BENEFITS AND EXPENSES
Benefit payments (other than dividends).......         23,533   21,417   20,501
Changes to reserves, deposit funds and other
 policy liabilities...........................          1,619     (439)     587
Insurance expenses and taxes (excluding tax on
 capital gains)...............................    6     2,492    2,595    2,664
Net transfers to Separate Accounts............            503    3,239    3,501
Dividends to policyholders....................          1,676    1,606    1,600
                                                      -------  -------  -------
Total benefits and expenses...................         29,823   28,418   28,853
                                                      -------  -------  -------
Net gain from operations......................            160      265      139
Net realized capital (losses) gains...........    6       (54)    (132)      86
                                                      -------  -------  -------
NET INCOME                                                106      133      225
SURPLUS ADDITIONS (DEDUCTIONS)
Change in general account net unrealized capi-
 tal gains (losses)...........................            150      131     (151)
Change in investment valuation reserves.......           (306)    (169)       8
Issuance of surplus notes.....................   10        --      700      --
Other adjustments--net........................    1       (52)     594      169
                                                      -------  -------  -------
NET CHANGE IN SURPLUS.........................           (102)   1,389      251
SURPLUS AT BEGINNING OF YEAR..................          6,406    5,017    4,766
                                                      -------  -------  -------
SURPLUS AT END OF YEAR........................        $ 6,304  $ 6,406  $ 5,017
                                                      =======  =======  =======

                See accompanying notes to financial statements.

                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOW

       FOR THE YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992 (IN MILLIONS)

                                                       1994    1993     1992
                                                       ----    ----     ----
CASH PROVIDED
Premiums, annuity considerations and deposit funds
 received............................................ $19,983 $19,599  $19,835
Considerations for supplementary contracts and
 dividend
 accumulations received..............................   2,948   1,748    1,582
Net investment income received.......................   6,828   6,931    7,050
Other income received................................      80     134      158
                                                      ------- -------  -------
Total receipts.......................................  29,839  28,412   28,625
                                                      ------- -------  -------
Benefits paid (other than dividends).................  22,387  20,092   18,975
Insurance expenses and taxes paid (excluding tax on
 capital gains)......................................   2,366   2,532    2,515
Net cash transfers to Separate Accounts..............     524   3,304    3,532
Dividends paid to policyholders......................   1,684   1,596    1,650
Other--net...........................................     368  (1,051)     443
                                                      ------- -------  -------
Total payments.......................................  27,329  26,473   27,115
                                                      ------- -------  -------
Net cash from operations.............................   2,510   1,939    1,510
Proceeds from long-term investments sold, matured or
 repaid after
 deducting taxes on capital gains of $60 for 1994,
 $546 for 1993
 and $392 for 1992...................................  46,459  55,420   47,151
Issuance of surplus notes............................      --     700       --
Other cash provided..................................      --     369      183
                                                      ------- -------  -------
Total cash provided..................................  48,969  58,428   48,844
                                                      ------- -------  -------
CASH APPLIED
Cost of long-term investments acquired...............  47,845  58,033   48,779
Other cash applied...................................     162     247      273
                                                      ------- -------  -------
Total cash applied...................................  48,007  58,280   49,052
                                                      ------- -------  -------
NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS........     962     148     (208)
CASH AND SHORT-TERM INVESTMENTS:
BEGINNING OF YEAR....................................   1,372   1,224    1,432
                                                      ------- -------  -------
END OF YEAR.......................................... $ 2,334 $ 1,372  $ 1,224
                                                      ======= =======  =======

                See accompanying notes to financial statements.

                      METROPOLITAN LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

             FOR THE YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992

1. ACCOUNTING POLICIES

  Metropolitan Life Insurance Company (the Company) is primarily engaged in the sale of insurance and annuity products. The Company's financial statements are prepared on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices currently are considered to be generally accepted accounting principles for mutual life insurance companies (see Note 12). The primary interest of insurance regulatory authorities is the ability of the Company to fulfill its obligations to policyholders; therefore, the financial statements are oriented to the insured public. Significant accounting policies applied in preparing the financial statements follow.

INVESTED ASSETS AND RELATED RESERVES

  Bonds qualifying for amortization are stated at amortized cost; all other bonds at prescribed values. Unaffiliated preferred stocks are principally stated at cost; unaffiliated common stocks are carried at market value. Mortgage loans are generally stated at their amortized indebtedness. Short-term investments generally mature within a year and are carried at amortized cost. Policy loans are stated at unpaid principal balances.

  Investments in subsidiaries are stated at equity in net assets and are included in stocks. Changes in net assets, excluding additional amounts invested, are included in unrealized capital gains or losses. Dividends from subsidiaries are reported by the Company as earnings in the year the dividends are declared. The excess of the purchase price of non-insurance subsidiaries over the fair value of the net assets acquired is amortized on a straight-line basis.

  Investment real estate, other than real estate joint ventures and subsidiaries, is stated at depreciated cost net of non-recourse debt, with such depreciation generally calculated by the constant yield method if purchased prior to December 1990 and the straight-line method if purchased thereafter. Real estate acquired in satisfaction of debt is valued at the lower of cost or estimated fair value at date of foreclosure and is subsequently stated at depreciated cost. Investments in real estate joint ventures, included in other invested assets, and real estate subsidiaries, included in stocks, are reported using the equity method and are generally adjusted to reflect the constant yield method of depreciation for real estate assets acquired by such entities prior to December 1990.

  In 1994, the Company changed to the straight-line method of determining depreciation on real estate acquired prior to December 1990 if the estimated fair value of the real estate is less than ninety percent of depreciated cost. This change had the effect of increasing depreciation expense by approximately $80 million in 1994.

  Investments in non-real estate partnerships are included in other invested assets and are generally carried on the equity basis. The carrying value reflects the Company's share of unrealized gains and losses relating to the market value of publicly traded common stocks held by the partnerships.

  Impairments of individual investments that are considered to be other than temporary are recognized when incurred.

  Mandatory reserves have been established for general account investments in accordance with guidelines prescribed by insurance regulatory authorities. Such reserves consist of an Asset Valuation Reserve (AVR) for all invested assets and an Interest Maintenance Reserve (IMR), which defers the recognition of realized capital gains and losses (net of income tax) attributable to interest rate fluctuations on fixed income investments over the estimated remaining duration of the investments sold. Prior to 1994, the Company also established voluntary investment valuation reserves for certain general account investments. Changes to the AVR and voluntary investment reserves are reported as direct additions to or deductions from surplus. Transfers to the IMR are deducted from realized capital gains; IMR amortization is included in net investment income.

  Net realized capital (losses) or gains are presented net of federal capital gains tax and transfers to the IMR.

POLICY RESERVES

  Reserves for permanent plans of individual life insurance sold in or after 1960, universal life plans and certain term plans sold after 1982 generally are computed on the Commissioners' Reserve Valuation Method. Reserves for other life insurance policies generally are computed on the net level premium method. Reserves for individual annuity contracts are computed on the net level premium method, the net single premium method or the Commissioners' Annuity Reserve Valuation Method, as appropriate. Reserves for group annuity contracts are computed on the net single premium method. The reserves are based on mortality, morbidity and interest rate assumptions prescribed by New York State Insurance Law. Such reserves are sufficient to provide for contractual surrender values.

  Periodically, to reflect changes in circumstance, the Company may change the assumptions, methodologies or procedures used to calculate reserves. During 1993 and 1992, the Company and certain of its wholly-owned life insurance subsidiaries made certain changes which increased the Company's surplus by $667 million (substantially all of which related to interest rate changes) and $131 million, respectively.

INCOME AND EXPENSES

  Premiums generally are recognized over the premium-paying period. Investment income is reported as earned. Expenses, including policy acquisition costs and federal income taxes, are charged to operations as incurred.

SEPARATE ACCOUNT OPERATIONS

  Investments held in the Separate Accounts (stated at market value) and liabilities of the Separate Accounts (including participants' corresponding equity in the Separate Accounts) are reported separately as assets and liabilities. The Separate Accounts' operating results are reflected in the changes to these assets and liabilities.

2. UNCONSOLIDATED SUBSIDIARIES AND OTHER AFFILIATES

  The Company's subsidiary operations primarily include insurance, real estate investment and brokerage activities, investment management and advisory services, mortgage originations and servicing, and commercial finance. At December 31, 1994 and 1993, subsidiary assets were $21,476 million and $20,601 million, respectively. At December 31, 1994 and 1993, subsidiary liabilities were $18,905 million and $18,134 million, respectively. Subsidiary revenues were $4,715 million, $4,525 million and $4,491 million in 1994, 1993 and 1992, respectively. Dividends from subsidiaries amounted to $186 million, $175 million and $58 million in 1994, 1993 and 1992, respectively.

  The unamortized excess of the purchase price of non-insurance subsidiaries over the fair value of net assets acquired was $129 million and $133 million at December 31, 1994 and 1993, respectively.

  The Company incurs charges on behalf of its subsidiaries which are reimbursed pursuant to agreements for shared use of property, personnel and facilities. Charges under such agreements were approximately $307 million, $355 million and $299 million in 1994, 1993 and 1992, respectively.

  The Company's net equity in joint ventures and other partnerships was $2,250 million and $2,498 million at December 31, 1994 and 1993, respectively. The Company's share of income from such entities was $26 million, $76 million and $64 million for 1994, 1993 and 1992, respectively.

  Many of the Company's real estate joint ventures have loans with the Company. The carrying values of such mortgages were $1,372 million and $1,731 million at December 31, 1994 and 1993, respectively. The Company had other loans outstanding to its affiliates with carrying values of $2,073 million and $1,569 million at December 31, 1994 and 1993, respectively.

3. METRAHEALTH

  During 1994, the Company and The Travelers Insurance Company (Travelers) entered into an agreement to contribute their respective group health care benefits businesses to a corporate joint venture, The MetraHealth Companies, Inc. (MetraHealth). On December 30, 1994, the Company made an initial cash contribution of $5 million to MetraHealth. On January 3, 1995, the Company made an additional contribution to MetraHealth comprised of $37 million in cash and the stock of its health maintenance organizations and other related subsidiaries with a carrying value of $213 million at December 31, 1994. The Company also transferred operating assets and personnel relating to its group health care benefits business. The agreement calls for the Company to use its best efforts to persuade holders of the insurance policies and administrative services only (ASO) contracts that are part of its health care benefits business to purchase policies and contracts from MetraHealth at the policy or contract renewal date. The Company's group health care benefit business insurance policies had liabilities of approximately $403 million as of December 31, 1994 and premium income of $1,379 million in 1994; its group health benefit ASO contracts generated fees of $492 million in 1994 which have been netted against insurance expenses. The Company also will enter into administrative agreements and indemnity reinsurance agreements with the insurance subsidiaries of MetraHealth, subject to regulatory approval.

4. INVESTMENTS

DEBT SECURITIES

  The carrying value, gross unrealized gain (loss) and estimated fair value of bonds and redeemable preferred stocks (debt securities), by category, as of December 31, 1994 and 1993 are shown below.

                                                   GROSS UNREALIZED  ESTIMATED
                                          CARRYING -----------------   FAIR
                                           VALUE    GAIN    (LOSS)     VALUE
                                          -------- ------- --------- ---------
                                                     (IN MILLIONS)
DECEMBER 31, 1994:
Bonds:
U.S. Treasury securities and obligations
 of U.S. government corporations and
 agencies................................ $ 9,807  $   322 $   (546)  $ 9,583
States and political subdivisions........   1,483       69      (21)    1,531
Foreign governments......................   1,931       26      (60)    1,897
Corporate................................  31,262      291   (1,682)   29,871
Mortgage-backed securities...............  17,485      251     (851)   16,885
Other....................................   3,624       18     (215)    3,427
                                          -------  ------- --------   -------
Total bonds.............................. $65,592  $   977 $ (3,375)  $63,194
                                          =======  ======= ========   =======
Redeemable preferred stocks.............. $    44  $    -- $    (14)  $    30
                                          =======  ======= ========   =======
DECEMBER 31, 1993:
Bonds:
U.S. Treasury securities and obligations
 of U.S. government corporations and
 agencies                                 $12,770   $1,447 $    (85)  $14,132
States and political subdivisions........   1,464      383       --     1,847
Foreign governments......................   1,622      165       (1)    1,786
Corporate................................  28,601    1,682     (188)   30,095
Mortgage-backed securities...............  15,773      867      (40)   16,600
Other....................................   2,724      147      (24)    2,847
                                          -------  ------- --------   -------
Total bonds.............................. $62,954  $ 4,691 $   (338)  $67,307
                                          =======  ======= ========   =======
Redeemable preferred stocks.............. $    64  $    15 $    (14)  $    65
                                          =======  ======= ========   =======

  The carrying value and estimated fair value of bonds, by contractual maturity, at December 31, 1994 are shown below. Bonds not due at a single maturity date have been included in the table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

                                                                       ESTIMATED
                                                              CARRYING   FAIR
                                                               VALUE     VALUE
                                                              -------- ---------
                                                                (IN MILLIONS)
Due in one year or less...................................... $  2,209  $ 2,206
Due after one year through five years........................   15,234   14,807
Due after five years through ten years.......................   14,613   13,858
Due after ten years..........................................   16,051   15,438
                                                              --------  -------
Subtotal.....................................................   48,107   46,309
Mortgage-backed securities...................................   17,485   16,885
                                                              --------  -------
Total........................................................ $ 65,592  $63,194
                                                              ========  =======

  Proceeds from the sales of debt securities during 1994, 1993 and 1992 were $36,041 million, $50,395 million and $41,460 million, respectively. During 1994, 1993 and 1992, respectively, gross gains of $577 million, $1,316 million and $676 million, and gross losses of $561 million, $96 million and $152 million were realized on those sales. Realized investment gains and losses are determined by specific identification.


MORTGAGE LOANS

  Mortgage loans are collateralized by properties located throughout the United States and Canada. At December 31, 1994, approximately 12 percent and 11 percent of the properties are located in California and Illinois, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

  As of December 31, 1994 and 1993, the mortgage loan investments were categorized as follows:

                                                                      1994  1993
                                                                      ----  ----
         Office Buildings............................................  36%   36%
         Retail......................................................  17%   18%
         Residential.................................................  21%   20%
         Agricultural................................................  18%   15%
         Other.......................................................   8%   11%
                                                                      ---   ---
                                                                      100%  100%
                                                                      ===   ===

FINANCIAL INSTRUMENTS

  The Company has a securities lending program whereby large blocks of securities are loaned to third parties, primarily major brokerage firms. Company policy requires a minimum of 102 percent of the fair value of the loaned securities to be separately maintained as collateral for the loans. The collateral is recorded in memorandum records and not reflected in the accompanying balance sheets. To further minimize the credit risks related to this lending program, the Company regularly monitors the financial condition of counterparties to these agreements.

  During the normal course of business, the Company agrees with independent parties to purchase or sell bonds over fixed or variable periods of time. The off-balance sheet risks related to changes in the quality of the underlying bonds are mitigated by the fact that commitment periods are generally short in duration and provisions in the agreements release the Company from its commitments in case of significant changes in the financial condition of the independent party or the issuer of the bond.

  The Company engages in a variety of derivative transactions with respect to the general account. Those derivatives, such as forwards, futures, options, foreign exchange agreements and swaps, which do not themselves generate interest or dividend income, are acquired or sold in order to hedge or reduce risks applicable to assets held, or expected to be purchased or sold, and liabilities incurred or expected to be incurred. The Company does not engage in trading of these derivatives.

  In 1994, the Company engaged in three primary derivatives strategies. The Company entered into a number of anticipatory hedges using forwards to limit the interest rate exposures of investments in debt securities expected to be acquired within one year. The Company also hedged a number of investments in debt securities denominated in foreign currencies by executing swaps and forwards to ensure a U.S. dollar rate of return. In addition, the Company purchased a limited number of interest rate caps to hedge against rising interest rates on a portfolio of assets which the Company purchased to match the liabilities which it incurred.

  Income and expenses related to derivatives used to hedge or manage risks are recorded on the accrual basis as an adjustment to the yield of the related securities over the periods covered by the derivative contracts. Gains and losses relating to early terminations of interest rate swaps used to hedge or manage interest rate risk are deferred and amortized over the remaining period originally covered by the swap. Gains and losses relating to derivatives used to hedge the risks associated with anticipated transactions are deferred and utilized to adjust the basis of the transaction once it has closed. If it is determined that the transaction will not close, such gains and losses are included in realized capital gains and losses.

  Unrealized gains relating to open bond purchase agreements were $4.1 and $7.0 million at December 31, 1994 and 1993, respectively. Unrealized gains (losses) relating to open bond sales agreements were $.8 million and $(.2) million at December, 31 1994 and 1993, respectively.

ASSETS ON DEPOSIT

  As of December 31, 1994 and 1993, the Company had assets on deposit with regulatory agencies of $5,145 million and $4,966 million, respectively.

5. REINSURANCE AND OTHER INSURANCE TRANSACTIONS

  The Company has reinsurance agreements with certain of its life insurance subsidiaries. Reserves for insurance assumed pursuant to these agreements are included in reserves for life and health insurance and annuities and amounted to $1,193 million and $1,142 million at December 31, 1994 and 1993, respectively.

  In the normal course of business, the Company assumes and cedes reinsurance with other insurance companies. The financial statements are shown net of ceded reinsurance. The amounts related to reinsurance agreements, including agreements described above but excluding certain agreements with non-affiliates for which the Company provides administrative services, are as follows:

                                                                  1994 1993 1992
                                                                  ---- ---- ----
                                                                  (IN MILLIONS)
       Reinsurance premiums assumed.............................  $237 $264 $331
       Reinsurance ceded:
         Premiums...............................................    77   86   90
         Other income...........................................     1    3   51
         Reduction in insurance liabilities (at December 31)....    31   28   36

  A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

  During 1994, the Company entered into agreements whereby the Company acquired, in part through reinsurance effective in January, 1995, the group life, dental, disability, accidental death and dismemberment, vision and long-term care insurance businesses from Travelers and certain of its subsidiaries for $403 million, $53 million of which was paid in 1994. In January, 1995, the Company received assets with a fair market value equal to the $1,565 million of liabilities assumed under the reinsurance agreements. The reinsured businesses will be converted to Company contracts at policy anniversary date, subject to contractholder and regulatory approval.

  In 1993, the Company assumed $1,540 million of life insurance and annuity reserves of a New York life insurance company under rehabilitation and received assets having a fair value equal to the reserves assumed.

  Activity in the liability for unpaid group accident and health policy and contract claims is summarized as follows:

                                                          1994    1993    1992
                                                         ------  ------  ------
                                                            (IN MILLIONS)
       Balance at January 1............................  $1,588  $1,517  $1,446
         Less reinsurance recoverables.................       1       1     --
                                                         ------  ------  ------
       Net balance at January 1........................   1,587   1,516   1,446
                                                         ------  ------  ------
       Incurred related to:
         Current year..................................   1,780   1,797   1,803
         Prior years...................................      (7)    (40)    (12)
                                                         ------  ------  ------
       Total incurred..................................   1,773   1,757   1,791
                                                         ------  ------  ------
       Paid related to:
         Current year..................................   1,260   1,306   1,327
         Prior years...................................     393     380     394
                                                         ------  ------  ------
       Total paid......................................   1,653   1,686   1,721
                                                         ------  ------  ------
       Net balance at December 31......................   1,707   1,587   1,516
         Plus reinsurance recoverables.................       1       1     --
                                                         ------  ------  ------
       Balance at December 31..........................  $1,708  $1,588  $1,516
                                                         ======  ======  ======

6. FEDERAL INCOME TAXES

  The Company's federal income tax return is consolidated with certain affiliates. The consolidating companies have executed a tax allocation agreement. Under this agreement, the federal income tax provision is computed on a separate return basis. Members receive reimbursement to the extent that their losses and other credits result in a reduction of the current year's consolidated tax liability.

  Federal income tax expense has been calculated in accordance with the provisions of the Internal Revenue Code, as amended (the Code). Under the Code, the amount of federal income tax expense includes an equity tax calculated by a prescribed formula that incorporates a differential earnings rate between stock and mutual life insurance companies.

  Total federal income taxes on operations and realized capital gains of $192 million, $596 million and $545 million were incurred in 1994, 1993 and 1992, respectively.

7. EMPLOYEE BENEFIT PLANS

PENSION PLANS

  The Company has defined benefit pension plans covering all eligible employees and sales representatives of the Company and certain of its subsidiaries. The Company is both the sponsor and administrator of these plans. Retirement benefits are based on years of credited service and final average earnings' history. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 (ERISA). Prior to 1993, the Company recognized defined benefit pension plan costs based on amounts contributed to the plans. In 1992, the United States tax-qualified plan was fully funded under ERISA. As a result, the Company did not make a contribution to the plan. Total pension expense of nonqualified plans of the Company was $10 million in 1992.

  As of January 1, 1993 the Company adopted the provisions of Statement of Financial Accounting Standards No. 87, Employers' Accounting for Pensions (SFAS No. 87), which require accrual basis accounting for pension costs. Components of the net periodic pension cost (credit) for the years ended December 31, 1994 and 1993 for the defined benefit qualified and non-qualified pension plans are as follows:

                                                                  1994   1993
                                                                  -----  -----
                                                                      (IN
                                                                   MILLIONS)
       Service cost.............................................. $  88  $  71
       Interest cost on projected benefit obligation.............   209    191
       Return on assets..........................................    15   (380)
       Net amortization and deferrals............................  (298)   110
                                                                  -----  -----
       Net periodic pension cost (credit)........................ $  14  $  (8)
                                                                  =====  =====

  The assumed long-term rate of return on assets used in determining the net periodic pension cost (credit) was 8.5 percent. The Company is recognizing the unrecognized net asset at transition, attributable to the adoption of SFAS No. 87 in 1993, over the average remaining service period at the transition date of employees expected to receive benefits under the pension plans.

  The funded status of the qualified and non-qualified defined benefit pension plans and a comparison of the accumulated benefit obligation, plan assets and projected benefit obligation at December 31, 1994 and 1993 are as follows:

                                                              1994    1993
                                                             ------  ------
                                                               (IN MILLIONS)
       Actuarial present value of obligations:
         Vested............................................  $2,266  $2,297
         Non-vested........................................      47     120
                                                             ------  ------
       Accumulated benefit obligation......................  $2,313  $2,417
                                                             ======  ======
       Plan assets at contract value.......................  $2,900  $3,081
       Projected benefit obligation........................   2,676   2,728
                                                             ------  ------
       Plan assets in excess of projected benefit obliga-
        tion...............................................     224     353
       Unrecognized prior service cost.....................      92       5
       Unrecognized net loss from past experience different
        from that assumed..................................      33       1
       Unrecognized net asset at transition................    (365)   (374)
                                                             ------  ------
       Prepaid pension cost at December 31.................  $  (16) $  (15)
                                                             ======  ======

  The prepaid pension cost is a non-admitted asset and is not included in the accompanying balance sheets.

  The weighted average discount rate used in determining the actuarial present value of the projected benefit obligation was 8.5 percent for 1994 and 7.5 percent for 1993 in the United States and 7.25 percent for 1994 and 7.0 percent for 1993 in Canada. The weighted average assumed rate of increase in future compensation levels was 5.0 percent in 1994 and 1993. In addition, several other factors, such as expected retirement dates and mortality, enter into the determination of the actuarial present value of the accumulated benefit obligation.

  The pension plans' assets are principally comprised of investment contracts issued by the Company.

SAVINGS AND INVESTMENT PLAN

  The Company sponsors a savings and investment plan available for substantially all employees under which the Company matches a portion of employee contributions. During 1994, 1993 and 1992, the Company contributed $42 million, $48 million and $46 million, respectively, to the plan.

OTHER POSTRETIREMENT BENEFITS

  The Company also provides certain postretirement health care and life insurance benefits for retired employees through insurance contracts. Substantially all of the Company's employees may, in accordance with the plans applicable to such benefits, become eligible for these benefits if they attain retirement age, with sufficient service, while working for the Company.

  Effective January 1, 1993, the costs of nonpension postretirement benefits were required to be recognized on an accrual basis in accordance with guidelines prescribed by insurance regulatory authorities. Such guidelines require the recognition of a postretirement benefit obligation for current retirees and fully eligible or vested employees. As prescribed by the guidelines, the Company has elected to recognize over a twenty year period the unrecognized postretirement benefit asset and obligation (net asset and obligation at transition) in existence on January 1, 1993 (effective date of guidelines).

  The following table sets forth the postretirement health care and life insurance plans' combined status reconciled with the amounts included in the Company's balance sheets at December 31, 1994 and 1993:

                                           1994                   1993
                                  ---------------------- ----------------------
                                  OVERFUNDED UNDERFUNDED OVERFUNDED UNDERFUNDED
                                  ---------- ----------- ---------- -----------
                                                  (IN MILLIONS)
Accumulated postretirement
 benefit obligations of retirees
 and fully eligible
 participants...................    $(262)      $(787)     $(275)      $(859)
Plan assets (Company insurance        393         358        375         331
 contracts) at contract value...    -----       -----      -----       -----
Plan assets in excess of (less
 than) accumulated
 postretirement benefit
 obligation.....................      131        (429)       100        (528)
Unrecognized net loss from past
 experience different from that
 assumed and from changes in
 assumptions....................       (6)        (44)        21          27
Prior service cost not yet
 recognized in net periodic
 retirement benefit cost........       (5)        --         --          --
Unrecognized (asset) obligation      (108)        464       (114)        496
 at transition..................    -----       -----      -----       -----
Prepaid (Accrued) non-pension
 postretirement benefit cost at     $  12       $  (9)     $   7       $  (5)
 December 31....................    =====       =====      =====       =====

  The components of the net periodic non-pension postretirement benefit cost for the years ended December 31, 1994 and 1993 are as follows:

                                                                    1994  1993
                                                                    ----  ----
                                                                       (IN
                                                                    MILLIONS)
       Service cost................................................ $ 31  $ 32
       Interest cost on accumulated postretirement benefit obliga-
        tion.......................................................   76    87
       Return on plan assets (Company insurance contracts).........  (37)  (36)
       Amortization of transition asset and obligation.............   18    20
       Net amortization and deferrals..............................  (10)  (17)
                                                                    ----  ----
       Net periodic non-pension postretirement benefit cost........ $ 78  $ 86
                                                                    ====  ====

  The assumed health care cost trend rate used in measuring the accumulated non-pension postretirement benefit obligation was 11.0 percent in 1994 and
12.0 percent in 1993, gradually decreasing to 6.5 percent and 5.5 percent, respectively, over twelve years. The weighted average discount rate used in determining the accumulated postretirement benefit obligation was 8.5 percent and 7.5 percent at December 31, 1994 and 1993, respectively.

  If the health care cost trend rate assumptions were increased one percent, the accumulated postretirement benefit obligation as of December 31, 1994 and 1993 would be increased 7.1 percent and 7.2 percent, respectively. The effect of this change on the sum of the service and interest cost components of the net periodic postretirement benefit cost for the years ended December 31, 1994 and 1993 would be an increase of 7.9 percent and 7.8 percent, respectively.

  Prior to 1993, the Company had established reserves to provide for a portion of the future costs of postretirement health care. The balance of such reserves was $265 million at December 31, 1992 and was included in the plan assets of the underfunded plans in determining their unrecognized obligation at transition.

8. LEASES

LEASE INCOME

  During 1994, 1993 and 1992, the Company received $1,786 million, $1,482 million and $1,343 million, respectively, in lease income related to its investment real estate. In accordance with standard industry practice, certain of the Company's lease agreements with retail tenants result in income that is contingent on the level of the tenants' sales revenues.

LEASE EXPENSE

  The Company has entered into various lease agreements for office space, data processing and other equipment. Rental expense under such leases was $193 million, $214 million and $193 million for the years ended December 31,

1994, 1993 and 1992, respectively. Future gross minimum rental payments under non-cancelable leases are as follows (in millions):

             YEAR ENDING DECEMBER 31,
               1995............................................ $112
               1996............................................   94
               1997............................................   72
               1998............................................   55
               1999............................................   38
               Thereafter......................................  119
                                                                ----
                 Total......................................... $490
                                                                ====

9. OTHER COMMITMENTS AND CONTINGENCIES

GUARANTEES

  The Company has entered into certain arrangements in the course of its business which, under certain circumstances, may impose significant financial obligations on the Company. The Company has entered into a support agreement with a subsidiary whereby the Company has agreed to maintain the subsidiary's net worth at one dollar or more. At December 31, 1994, the subsidiary's assets, which principally consist of loans to affiliates, amounted to $2,927 million and its net worth amounted to $10 million.

  In addition, the Company has entered into arrangements with certain of its subsidiaries and affiliates to assist such subsidiaries and affiliates in meeting various jurisdictions' regulatory requirements regarding capital and surplus. The Company has also entered into a support arrangement with respect to the reinsurance obligations of a subsidiary.

  No material payments have been made under these arrangements and it is the opinion of management that any payments required pursuant to these arrangements would not likely have a material adverse effect on the Company's financial position.

LITIGATION

  In 1993, the Florida Department of Insurance commenced regulatory proceedings, and in 1993 and 1994 other governmental authorities (including other state insurance departments) commenced investigations, with respect to alleged violations relating to the Company's individual life insurance sales practices. The Company has entered into consent agreements with respect to various investigations and proceedings involving the payment of fines and policyholder restitution payments, including with all insurance departments. Litigation relating to these practices has been instituted by private parties and additional investigations and litigation relating to the Company's sales practices may be commenced.

  Various litigation, claims and assessments against the Company, in addition to the aforementioned and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including in connection with its activities as an insurer, employer, investor and taxpayer. In certain of these and the other matters referred to in this note, including actions with multiple plaintiffs, very large and/or indeterminate amounts, including punitive damages, are sought.

  While it is not feasible to predict or determine the ultimate outcome of these matters, it is the opinion of the Company's management that their outcome, after consideration of the provisions made in the Company's financial statements, is not likely to have a material adverse effect on the Company's financial position.

10. SURPLUS NOTES

  In 1993, the Company issued two series of surplus notes in the aggregate principal amount of $700 million. Interest on the surplus notes is scheduled to be paid semi-annually; principal payments are scheduled to be paid upon maturity. Such payments of interest and principal may be made only with the prior approval of the Superintendent of Insurance of the State of New York (Superintendent). The carrying values of the surplus notes at December 31, 1994 and 1993 are shown below (in millions):

       6.30% surplus notes scheduled to mature on November 1, 2003........ $400
       7.45% surplus notes scheduled to mature on November 1, 2023........  300
                                                                           ----
         Total............................................................ $700
                                                                           ====

  Subject to the prior approval of the Superintendent, the 7.45% surplus notes may be redeemed, as a whole or in part, at the election of the Company at any time on or after November 1, 2003. During 1994, the Company obtained Superintendent approval for and made total interest payments of $48 million on the surplus notes.

11. FAIR VALUE INFORMATION

  The estimated fair value amounts of financial instruments presented below have been determined by the Company using market information available as of December 31, 1994 and 1993 and appropriate valuation methodologies. However, considerable judgment is necessarily required to interpret market data to develop the estimates of fair value for financial instruments for which there are no available market value quotations.

  The estimates presented below are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

                                                   NOTIONAL CARRYING  ESTIMATED
                                                    AMOUNT   VALUE    FAIR VALUE
                                                   -------- --------  ----------
                                                           (IN MILLIONS)
DECEMBER 31, 1994:
 ASSETS
  Bonds...........................................          $65,592    $63,194
  Stocks..........................................            3,672      3,660
  Mortgage loans..................................           14,524     14,269
  Policy loans....................................            3,964      3,645
  Cash and short-term investments.................            2,334      2,334
 LIABILITIES
  Investment contracts:
   Reserves for life and health insurance and an-
    nuities.......................................           16,354     16,370
   Policy proceeds and dividends left with the
    Company.......................................            3,534      3,519
   Premium deposit funds..........................           14,006     13,997
 OTHER FINANCIAL INSTRUMENTS
  Bond purchase agreements........................  $2,755                 4.1
  Bond sales agreements...........................   1,450                 0.8
  Interest rate swaps.............................     272                (7.1)
  Interest rate caps..............................     185                (0.1)
  Foreign currency swaps..........................      36                (0.4)
  Foreign currency forwards.......................       4     (0.2)      (0.1)
  Covered call options............................      25     (1.9)       1.9
  Unused lines of credit..........................   1,450                 1.0
DECEMBER 31, 1993:
 ASSETS
  Bonds...........................................           62,954     67,307
  Stocks..........................................            3,191      3,204
  Mortgage loans..................................           15,460     16,598
  Policy loans....................................            3,628      3,650
  Cash and short-term investments.................            1,372      1,372
 LIABILITIES
  Investment contracts:
   Reserves for life and health insurance and an-
    nuities.......................................           16,852     17,310
   Policy proceeds and dividends left with the
    Company.......................................            2,874      2,918
   Premium deposit funds..........................           14,720     15,639
 OTHER FINANCIAL INSTRUMENTS
  Bond purchase agreements........................   1,090                 7.0
  Bond sales agreements...........................      86                (0.2)
  Interest rate swaps.............................     355                 3.2
  Interest rate caps..............................     110                 0.1
  Interest rate futures...........................   1,375      2.7        0.9
  Foreign currency forwards.......................      11     (0.1)      (0.1)
  Covered call options............................      25     (1.9)       1.9
  Unused lines of credit..........................     920                 0.9

  For bonds that are publicly traded, estimated fair value was obtained from an independent market pricing service. Publicly traded bonds represented approximately 77 percent of the carrying value and estimated fair value of the total bonds as of December 31, 1994 and 76 percent of the carrying value and estimated fair value of the total bonds as of December 31, 1993. For all other bonds, estimated fair value was determined by management, based on interest rates, maturity, credit quality and average life. Included in bonds are loaned securities with estimated fair values of $5,154 and $6,440 at December 31, 1994 and 1993, respectively. Estimated fair values of stocks were generally based on quoted market prices, except for investments in common stock of subsidiaries, which are based on equity in net assets of the subsidiaries. Estimated fair values of mortgage loans were generally based on discounted projected cash flows using interest rates offered for loans to borrowers with comparable credit ratings and for the same maturities. Estimated fair values of policy loans were based on discounted projected cash flows using U.S. Treasury rates to approximate interest rates and Company experience to project patterns of loan accrual and repayment. For cash and short-term investments, the carrying amount is a reasonable estimate of fair value.

  Included in reserves for life and health insurance and annuities, policy proceeds and dividends left with the Company and premium deposit funds are amounts classified as investment contracts representing policies or contracts that do not incorporate significant insurance risk. The fair values for these liabilities are estimated using discounted projected cash flows, based on interest rates being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Policy proceeds and dividends left with the Company also include other liabilities without defined durations. The estimated fair value of such liabilities, which generally are of short duration or have periodic adjustments of interest rates, approximates their carrying value.

  Estimated fair values of bond purchase / sale agreements were based on fees charged to enter into similar arrangements or on the estimated cost to terminate the outstanding agreements. For interest rate and foreign currency swaps, interest rate caps, interest rate futures, foreign currency forwards, and covered call options, estimated fair value is the amount at which the contracts could be settled based on estimates obtained from dealers. The Company had unused lines of credit under agreements with various banks. The estimated fair values of unused lines of credit were based on fees charged to enter into similar agreements.

12. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES FOR MUTUAL LIFE INSURANCE
   COMPANIES

  The Company, as a mutual life insurance company, prepares its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (statutory financial statements) which currently are considered to be generally accepted accounting principles (GAAP) for mutual life insurance companies. However, the Financial Accounting Standards Board has issued Interpretation No. 40, Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises (Interpretation). The Interpretation, as amended, is effective for 1996 annual financial statements and thereafter and will no longer allow statutory financial statements to be described as being prepared in conformity with GAAP. Upon the effective date of the Interpretation, in order for their financial statements to be described as being prepared in conformity with GAAP, mutual life insurance companies will be required to adopt all applicable authoritative GAAP pronouncements in any general purpose financial statements that they may issue. The Company has not quantified the effects of the application of the Interpretation on its financial statements. The Company has not yet determined whether for general purposes it will continue to issue statutory financial statements or statements adopting all applicable authoritative GAAP pronouncements or what state insurance regulatory requirements will be in this regard.

                                    PART II

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  (A) FINANCIAL STATEMENTS

        The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4:

            Metropolitan Life Separate Account E

            Financial Statements for the Year Ended December 31, 1994
              Independent Auditors' Report
              Statements of Assets and Liabilities
              Statements of Operations
              Statements of Changes in Net Assets
              Notes to Financial Statements

            Metropolitan Life Insurance Company

            Financial Statements for the Years Ended December 31, 1994, 1993 and 1992
              Independent Auditors' Report
              Balance Sheets
              Statements of Operations and Surplus
              Statements of Cash Flow
              Notes to Financial Statements

  (B) EXHIBITS

     (1)            --Resolution of the Board of Directors of Metropolitan Life
                      establishing Separate Account E./1/
     (2)            --Not applicable.
     (3)(a)         --Not applicable.
        (b)         --Form of Selected Broker Agreement./22/
        (c)         --Participation Agreement--Calvert/16/
        (d)         --Participation Agreements--Fidelity Distributors
                      Corp./18/
     (4)(a)         --Amended Form of IRC Section 401 Group Annuity Contract
                      (VestMet)./13/
        (a)(i)      --Form of IRC Section 401 Group Annuity Contract
                      (Preference Plus) (Version 2)./15/
        (a)(ii)     --Form of IRC Section 401 Group Annuity Contract
                      (Preference Plus) (Allocated and
                      Unallocated)./16/,/18/,/19/,/20/,/22/
        (a)(iii)    --Form IRC Section 401 Individual Annuity Contract
                      (Preference Plus)./22/
        (b)         --Amended Form of IRC Section 403(b) Group Annuity Contract
                      (VestMet)./13/
        (b)(i)      --Amended Form of IRC Section 403(b) Group Annuity Contract
                      (Preference Plus)./16/
        (b)(i)(A)   --Form of IRC Section 403(b) Group Annuity Contract
                      (Financial Freedom-LIJ)./20/
        (b)(ii)     --Form of Certificate under IRC Section 403(b) Group
                      Annuity Contract (Vest- Met)./13/
        (b)(iii)    --Form of Certificate under IRC Section 403(b) Group
                      Annuity Contract (Preference Plus) (Version 2)./15/
        (b)(iii)(A) --Form of Certificate under IRC Section 403(b) Group
                      Annuity Contract (Preference Plus) (Versions 1 and
                      2)./15/
        (b)(iii)(B) --Amended Form of Certificate under IRC Section 403(b)
                      Group Annuity Contract (Preference Plus) (New York)./16/
        (b)(iii)(C) --Form of Certificate under IRC Section 403(b) Group
                      Annuity Contract
                      (Financial Freedom Account)/20/
        (b)(iii)(D) --Forms of Certificate under IRC Section 403(b) Group
                      Annuity Contract (Preference Plus--Enhanced TSA Preference
                      Plus Contract)./20/,/22/

        (b)(iii)(E) --Amended Form of Certificate under IRC Section 403(b)
                      Group Annuity Contract (Preference Plus)./20/
        (b)(iii)(F) --Form of Certificate under IRC Section 403(b) Group
                      Annuity Contract (Chapman)./22/
        (b)(iv)     --Form of Texas Rider for Certificate under IRC Section
                      403(b) Group Annuity Contract (VestMet)./1/
        (b)(v)      --Form of Texas Endorsement for Certificate under IRC
                      Section 403(b) Group Annuity Contract (Preference
                      Plus)./23/
        (c)         --Form of IRC Section 408 Simplified Employee Pension
                      Contract (VestMet)./2/
        (c)(i)(A)   --Form of IRC Section 408 Simplified Employee Pension
                      Contract (Preference Plus) (Version 2)./15/
        (c)(i)(B)   --Amended Form of IRC Section 408 Simplified Employee
                      Pension Contract (Preference Plus)./16/
        (c)(i)      --Form of IRC Section 408 Simplified Employee Pension
                      Contract (Illinois, Minnesota) (VestMet)./3/
        (c)(ii)     --Form of IRC Section 408 Simplified Employee Pension
                      Contract (Michigan) (VestMet)./3/
        (c)(iii)    --Form of IRC Section 408 Simplified Employee Pension
                      Contract (New York) (VestMet)./3/
        (c)(iv)     --Form of IRC Section 408 Simplified Employee Pension
                      Contract (South Carolina) (VestMet)./3/
        (c)(v)      --Form of IRC Section 408 Simplified Employee Pension
                      Contract (Pennsylvania) (VestMet)./4/
        (c)(vi)     --Form of IRC Section 408 Simplified Employee Pension
                      Contract (Washington) (VestMet)./4/
        (c)(vii)    --Information Statement concerning IRC Section 408
                      Simplified Employee Pension Contract (VestMet)./5/
        (d)         --Form of IRC Section 408 Individual Retirement Annuity
                      Contract (VestMet)./2/
        (d)(i)(A)   --Form of IRC Section 408 Individual Retirement Annuity
                      Contract (Preference Plus) (Version 2)./15/
        (d)(i)(B)   --Form of IRC Section 408 Individual Retirement Annuity
                      Contract (Preference Plus)./16,22/
        (d)(i)      --Form of Endorsement to IRC Section 408 Individual
                      Retirement Annuity Contract (VestMet)./3/
        (d)(ii)     --Form of IRC Section 408 Individual Retirement Annuity
                      Contract (Michigan) (VestMet)./3/
        (d)(iii)    --Form of IRC Section 408 Individual Retirement Annuity
                      Contract (Illinois, Minnesota) (VestMet)./3/
        (d)(iv)     --Form of IRC Section 408 Individual Retirement Annuity
                      Contract (Michigan) (VestMet)./3/
        (d)(v)      --Form of IRC Section 408 Individual Retirement Annuity
                      Contract (New York) (VestMet)./3/
        (d)(vi)     --Form of IRC Section 408 Individual Retirement Annuity
                      Contract (South Carolina) (VestMet)./3/
        (d)(vii)    --Form of IRC Section 408 Individual Retirement Annuity
                      Contract (Pennsylvania) (VestMet)./4/
        (d)(viii)   --Form of IRC Section 408 Individual Retirement Annuity
                      Contract (Washington) (VestMet)./4/
        (d)(ix)     --Information Statement concerning IRC Section 408
                      Individual Retirement Annuity Contract (VestMet)./5/
        (d)(x)      --Form of Endorsement to IRC Section 408 Individual
                      Retirement Annuity Contract (VestMet)./13/
        (d)(xi)     --Form of Endorsement to IRC Section 408 Individual
                      Retirement Annuity Contract (Michigan) (VestMet)./13/

        (d)(xii)  --Form of Endorsement to IRC Section 408 Individual
                    Retirement Annuity Contract (South Carolina)
                    (VestMet)./13/
        (e)       --Amended Form of IRC Section 408 Group Individual Retirement
                    Annuity Contract (VestMet)./13/
        (e)(1)    --Form of IRC Section 408 Group Individual Retirement Annuity
                    Contract (Preference Plus)./15/
        (e)(i)    --Form of Certificate under IRC Section 408 Group Individual
                    Retirement Annuity Contract (VestMet)./13/
        (e)(i)(A) --Form of Certificate under IRC Section 408 Group Individual
                    Retirement Annuity Contract (Preference Plus)./20/
        (e)(i)(B) --Forms of Certificate under IRC Section 408 Group Individual
                    Retirement Annuity Contract (Enhanced)./22/
        (f)       --Amended Form of IRC Section 457 Group Annuity Contract for
                    Public Employee Deferred Compensation Plans (VestMet)./13/
        (f)(i)    --Form of IRC Section 457 Group Annuity Contract for Public
                    Employee Deferred Compensation Plans (Preference Plus)
                    (Version 2)./15/
        (f)(ii)   --Amended Form of IRC Section 457 Group Annuity Contract for
                    Public Employee Deferred Compensation Plans (Preference
                    Plus)./20/
        (f)(iii)  --Form of IRC Section 457 Group Annuity Contract for Public
                    Employee Deferred Compensation Plans (Enhanced Preference
                    Plus)./20/
        (f)(iv)   --Form of IRC Section 457 Group Annuity Contract for Public
                    Employee Deferred Compensation Plans (Financial
                    Freedom)./20/
        (g)       --Form of Endorsement to IRC Section 408 Individual
                    Retirement Annuity Contract which Converts Contract into
                    Non-Qualified Status (VestMet)./13/
        (g)(1)    --Form of Non-Qualified Contract (Preference Plus) (Version
                    2)./15/
        (g)(i)(A) --Amended Form of Non-Qualified Contract (Preference
                    Plus)./16/,/22/
        (g)(i)    --Information Statement concerning IRC Section 408 Individual
                    Retirement Annuity Contract with Non-Qualified Endorsement
                    (VestMet)./5/
        (g)(ii)   --Form of Endorsement to IRC Section 408 Individual
                    Retirement Annuity Contract with Non-Qualified Endorsement
                    (Michigan) (VestMet)./13/
        (g)(iii)  --Form of Endorsement to IRC Section 408 Individual
                    Retirement Annuity Contract with Non-Qualified Endorsement
                    (South Carolina) (VestMet)./13/
        (h)       --Amended Form of Non-Qualified Group Contract
                    (VestMet)./13/
        (h)(1)    --Form of Non-Qualified Group Contract (Preference
                    Plus)./15/
        (h)(i)    --Form of Certificate under Non-Qualified Group Contract
                    (VestMet)./13/
        (h)(i)(A) --Forms of Certificate under Non-Qualified Group Contract
                    (Preference Plus)./15/,/20/,/22/
        (h)(i)(B) --Form of Non-Qualified Group Contract (Preference
                    Plus)./17/
        (h)(i)(C) --Form of Non-Qualified Group Contract (Enhanced Preference
                    Plus)./19/
        (i)       --Endorsement with respect to Individual IRA and Individual
                    Non-Qualified Contract concerning Death Benefit Provisions
                    (VestMet)./4/
        (j)       --Specimen of variable retirement annuity contract for
                    Metropolitan Variable Account B./6/
        (k)       --Proposed Form of Metropolitan Investment Annuity Program,
                    Form 37-74 MIAP for Metropolitan Life Variable Account C./7/
        (l)       --Proposed Form of Metropolitan Investment Annuity Program,
                    Form 37-74 MIAP for Metropolitan Life Variable Account D./8/
        (m)       --Specimen of Flexible-Purchase Variable Annuity Contract for
                    Metropolitan Variable Account A./9/
        (n)       --Specimen of Variable Annuity Contract, Forms 37TV-65 and
                    20SV-65 for Metropolitan Variable Account B./10/
        (o)       --Form of Certificate under IRC Section 403(a) Group Annuity
                    Contract (Preference Plus)./19/

        (o)(i)   --Forms of Certificate under IRC Section 403(a) Group Annuity
                   Contract (Financial Freedom)./20/,/22/
        (o)(ii)  --Form of Certificate under IRC Section 403(a) Group Annuity
                   Contract (South Carolina)./22/
        (o)(iii) --Form of Certificate under IRC Section 403(a) Group Annuity
                   Contract (SUNY)./22/
        (p)      --Form of Single Premium Immediate Income Payment Contract
                   (Preference Plus)./20/,/21/
        (q)      --Form of Single Premium Immediate Income Payment Certificate
                   (Enhanced Preference Plus and Financial
                   Freedom)./20/,/21/
        (r)      --Endorsements for Single Premium Immediate Income Payment
                   Contract./22/
     (5)(a)      --Participation Request and Agreement for the IRC Section 401
                   Group Annuity Contract./1/
        (b)      --Enrollment Form with respect to the IRC Section 401 Group
                   Annuity Contract./1/
        (b)(i)   --Enrollment Form with respect to the IRC Section 401 Group
                   Annuity Contract (Preference Plus) (Allocated)./18/
        (c)      --Participation Request and Agreement for the IRC Section
                   403(b) Group Annuity Contract./1/
        (c)(i)   --Participation Request and Agreement for the IRC Section
                   403(b) Group Annuity Contract (Direct Mail Form)./12/
        (d)      --Enrollment Form with respect to the IRC Section 403(b) Group
                   Contract and the IRC Section 457 Group Annuity
                   Contract./20/
        (d)(i)   --403(b) Tax Deferred Annuity Customer Agreement
                   Acknowledgement./13/
        (d)(ii)  --Enrollment Form with respect to the IRC Section 403(b) Group
                   Annuity Contract (Enhanced Preference Plus TSA)./20/
        (d)(iii) --Enrollment Form with respect to the IRC Section 403(b) Group
                   Annuity Contract (FFA-TSA)./20/
        (e)      --Enrollment Form with respect to the IRC Section 403(b) Group
                   Annuity Contract and the IRC Section 457 Group Annuity
                   Contract./1/
        (f)      --Application for an IRC Section 408 Simplified Employee
                   Pension, IRA and Non-Qualified Contracts (Preference
                   Plus)./20/,/21/
        (f)(i)   --Application for Individual IRA and Non-Qualified Contract
                   (Direct Mail Form)./12/
        (g)      --Employer Adoption Request Form./12/
        (g)(i)   --Employer Utilization Request Form./12/
        (g)(ii)  --Enrollment Form for IRC Section 408 Group Individual
                   Retirement Account Contract and Non-Qualified Group
                   Contract./12/
        (g)(iii) --Funding Authorization and Agreement./20/
        (g)(iv)  --Funding Authorization and Agreement (SEP)./20/
        (h)(i)   --Enrollment Form for IRC Section 408 Individual Retirement
                   Annuity, IRC Section 408k Simplified Employee Pension and
                   Non-Qualified Income Annuity Contract./21/
        (h)(ii)  --Enrollment Form for IRC Sections 403(b), 403(a) and 457
                   Group Income Annuity Contract./21/
      (6)        --Charter and By-Laws of Metropolitan Life.16
      (7)        --Not applicable.
      (8)        --Not applicable.
      (9)        --Opinion and consent of counsel as to the legality of the securities being registered./2/
     (10)        --Not applicable.
     (11)        --Not applicable.
     (12)        --Not applicable.
     (13)(a)     --Powers of Attorney./14/,/22/
     (13)(b)     --Schedules of Performance./23/

--------
 1. Filed with initial filing of this Registration Statement on Form S-6 on April 6, 1984.
 2. Filed with Pre-Effective Amendment No. 1 to this Registration Statement on Form S-6 on December 19, 1984.
 3. Filed with Post-Effective Amendment No. 1 to this Registration Statement on Form S-6 on April 25, 1985.
 4. Filed with Post-Effective Amendment No. 2 to this Registration Statement on Form S-6 on April 25, 1986.
 5. Filed with Post-Effective Amendment No. 3 to this Registration Statement on Form S-6 on July 25, 1986.
 6. Filed with Post-Effective Amendment No. 16 to Metropolitan Variable Account B Registration Statement under the Securities Act of 1933. IRA Endorsement filed as Exhibit to Form N-1Q, June 30, 1979.
 7. Filed as Exhibit No. 14 to Form N-8B-1 for Metropolitan Life Variable Account C, File No. 811-2017. Amended Metropolitan Investor-Annuity Program Form 37-75 MIAP-Calif. (for use in California only) and Form 37-75 MIAP (for use outside of California), with endorsement, Form R.S. 549 all previously filed as Exhibits 4(a) and 4(b), respectively, to form N-1Q dated January 30, 1976.
 8. Filed as Exhibit No. 14 to Form N-8B-1 for Metropolitan Life Variable Account D, File No. 811-2443. Amended Metropolitan Investor-Annuity Program Form 37-75 MIAP-Calif. (for use in California only) filed as Exhibit No. 4 to Form N-1Q, January 30, 1976.
 9. Filed with the initial filing of the Registration Statement of Metropolitan Variable Account A of Metropolitan Life Insurance Company on May 28, 1969.
10. Filed as Exhibit No. 3 to Form N-8B-1 for Metropolitan Variable Account B, File No. 811-2017.
11. Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4 on April 9, 1987.
12. Filed with Post-Effective Amendment No. 6 to this Registration Statement on Form N-4 on April 1, 1988.
13. Filed with Post-Effective Amendment No. 7 to this Registration Statement on Form N-4 on April 24, 1989.
14. Powers of attorney for all directors of Metropolitan Life Insurance Company, except George M. Keller, and Frederick P. Hauser, (Principal Accounting Officer) were filed with Post-Effective Amendment No. 6.
15. Filed with Post-Effective Amendment No. 9 to this Registration Statement on Form N-4 on March 1, 1990.
16. Filed with Post-Effective Amendment No. 11 to this Registration Statement on Form N-4 on March 1, 1991.
17. Filed with Post-Effective Amendment No. 12 to this Registration Statement on Form N-4 on April 24, 1991.
18. Filed with Post-Effective Amendment No. 13 to this Registration Statement on Form N-4 on February 28, 1992.
19. Filed with Post-Effective Amendment No. 14 to this Registration Statement on Form N-4 on April 25, 1992.
20. Filed with Post-Effective Amendment No. 15 to this Registration Statement on Form N-4 on April 8, 1993.
21. Filed with Post-Effective Amendment No. 16 to this Registration Statement on Form N-4 on April 27, 1994.
22. Filed with Post-Effective Amendment No. 17 to this Registration Statement on Form N-4 on March 1, 1995.
23. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

                                               PRINCIPAL OCCUPATION &                       POSITIONS AND OFFICES
          NAME                                    BUSINESS ADDRESS                              WITH DEPOSITOR
          ----                                 ----------------------                       ---------------------
Theodossios Athanassiades.............. President and Chief Operating Officer,              President, Chief
                                        Metropolitan Life Insurance Company,                 Operating Officer
                                        One Madison Avenue,                                  and Director
                                        New York, NY 10010.

Curtis H. Barnette..................... Chairman and Chief Executive Officer,               Director
                                        Bethlehem Steel Corp.,
                                        1170 Eighth Avenue,
                                        Martin Tower 2118,
                                        Bethlehem, PA 18016-7699.

Joan Ganz Cooney....................... Chairman, Executive Committee,                      Director
                                        Children's Television Workshop,
                                        One Lincoln Plaza,
                                        New York, NY 10023.

John J. Creedon........................ Retired President and                               Director
                                        Chief Executive Officer,
                                        Metropolitan Life Insurance Company,
                                        200 Park Avenue,
                                        Suite 5700,
                                        New York, NY 10166.

A. Luis Ferre.......................... President and Publisher, El Nuevo Dia,              Director
                                        P.O. Box 297,
                                        San Juan, PR 00902.

James R. Houghton...................... Chairman of the Board and                           Director
                                        Chief Executive Officer,
                                        Corning Incorporated,
                                        HQE 2-08
                                        Corning, NY 14831.

Harry P. Kamen......................... Chairman of the Board and                           Chairman of the Board,
                                        Chief Executive Officer,                             Chief Executive Officer
                                        Metropolitan Life Insurance Company,                 and Director
                                        One Madison Avenue,
                                        New York, NY 10010

Helene L. Kaplan....................... Of Counsel, Skadden, Arps, Slate,                   Director
                                        Meagher and Flom,
                                        919 Third Avenue,
                                        New York, NY 10022.

Richard J. Mahoney..................... Chairman of the Executive Committee,                Director
                                        Monsanto Company--Mail Code D1V,
                                        800 N. Lindbergh Blvd.,
                                        St. Louis, MO 63167.

Allen E. Murray........................ Retired Chairman of the Board and                   Director
                                        Chief Executive Officer,
                                        Mobil Corporation,
                                        P.O. Box 2072,
                                        New York, NY 10163.

                                          PRINCIPAL OCCUPATION &                   POSITIONS AND OFFICES
          NAME                               BUSINESS ADDRESS                          WITH DEPOSITOR
          ----                            ----------------------                   ---------------------
John J. Phelan, Jr. .............. Retired Chairman and                            Director
                                   Chief Executive Officer,
                                   New York Stock Exchange,
                                   P.O. Box 312,
                                   Mill Neck, NY 11765.

John B. M. Place.................. Former Chairman of the Board,                   Director
                                   Crocker National Corporation,
                                   111 Sutter Street, 4th Fl.,
                                   San Francisco, CA 94104.

Hugh B. Price..................... President and Chief Executive Officer,          Director
                                   National Urban League, Inc.,
                                   500 East 62nd Street,
                                   New York, NY 10021.

Robert G. Schwartz................ Retired Chairman of the Board,                  Director
                                   President and Chief Executive Officer,
                                   Metropolitan Life Insurance Company,
                                   200 Park Avenue, Suite 5700,
                                   New York, NY 10166.

William S. Sneath................. Retired Chairman of the Board,                  Director
                                   Union Carbide Corporation,
                                   41 Leeward Lane,
                                   Riverside, CT 06878.

John R. Stafford.................. Chairman, President and Chief                   Director
                                   Executive Officer,
                                   American Home Products Corporation,
                                   5 Giralda Farms,
                                   Madison, NJ 07940.

  Set forth below is a list of certain principal officers of Metropolitan Life. The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.

         NAME OF OFFICER                  POSITION WITH METROPOLITAN LIFE
         ---------------                  -------------------------------
Harry P. Kamen.................... Chairman of the Board and Chief Executive
                                    Officer
Theodossios Athanassiades......... President and Chief Operating Officer
Stewart G. Nagler................. Senior Executive Vice-President & Chief
                                    Financial Officer
Gary A. Beller.................... Executive Vice-President and Chief Legal
                                    Officer
Anthony C. Cannatella............. Executive Vice-President
Gerald Clark...................... Executive Vice-President and Chief Investment
                                    Officer
Robert J. Crimmins................ Executive Vice-President
C. Rob Henrikson.................. Executive Vice-President
John D. Moynahan, Jr. ............ Executive Vice-President
William G. Poortvliet............. Executive Vice-President
Catherine A. Rein................. Executive Vice-President
John H. Tweedie................... Executive Vice-President
Richard M. Blackwell.............. Senior Vice-President & General Counsel
Paul R. Crotty.................... Senior Vice-President
James B. Digney................... Senior Vice-President
William T. Friedewald, M.D........ Senior Vice-President and Chief Medical
                                    Director
Frederick P. Hauser............... Senior Vice-President & Controller
Anne E. Hayden.................... Senior Vice-President
Jeffrey J. Hodgman................ Senior Vice-President
Leland C. Launer, Jr. ............ Senior Vice-President
Terence I. Lennon................. Senior Vice-President
David A. Levene................... Senior Vice-President & Chief Actuary
James M. Logan.................... Senior Vice-President
Francis P. Lynch.................. Senior Vice-President
Thomas F. McDermott............... Senior Vice-President
John C. Morrison.................. Senior Vice-President
Dominick A. Prezzano.............. Senior Vice-President
Leo T. Rasmussen.................. Senior Vice-President
Vincent P. Reusing................ Senior Vice-President
Robert E. Sollmann, Jr. .......... Senior Vice-President
Thomas L. Stapleton............... Senior Vice-President & Tax Director
George B. Trotta.................. Senior Vice-President
Arthur G. Typermass............... Senior Vice-President & Treasurer
James A. Valentino................ Senior Vice-President
Judy E. Weiss..................... Senior Vice-President
Stephen E. White.................. Senior Vice-President
Harvey M. Young................... Senior Vice-President
Joseph J. Reali................... Vice-President and Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

  The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. No person has the direct or indirect power to control Metropolitan Life Insurance Company. As a mutual life insurance company, Metropolitan Life Insurance Company has no stockholders. Its Board of Directors is elected in accordance with New York Insurance Law by Metropolitan's policyholders, whose policies or contracts have been in force for at least one year. Each such policyholder has only one vote, irrespective of the number of policies or contracts held and the amount thereof. The following diagram indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:

           ORGANIZATIONAL STRUCTURE OF METROPOLITAN AND SUBSIDIARIES
                            AS OF DECEMBER 31, 1994

The following is a list of subsidiaries of Metropolitan Life Insurance Company ("Metropolitan") as of December 31, 1994. Those entities which are listed at the left margin (labelled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (Delaware)

     1.   Metropolitan Property and Casualty Insurance Company (Delaware)

          a.   Metropolitan Group Property and Casualty Insurance Company
               (Delaware)

               i.   Metropolitan Reinsurance Company (U.K.) Limited (Great
                    Britain)

          b.   Metropolitan Casualty Insurance Company (Delaware)
          c.   Metropolitan General Insurance Company (Delaware)
          d.   First General Insurance Company (Georgia)
          e.   Metropolitan P&C Insurance Services, Inc. (California)
          f.   Metropolitan Lloyds, Inc. (Texas)

     2.   Metropolitan Insurance and Annuity Company (Delaware)

          a.   MetLife Europe I, Inc. (Delaware)
          b.   MetLife Europe II, Inc. (Delaware)
          c.   MetLife Europe III, Inc. (Delaware)
          d.   MetLife Europe IV, Inc. (Delaware)
          e.   MetLife Europe V, Inc. (Delaware)

     3.   MetLife General Insurance Agency, Inc. (Delaware)

          a.   MetLife General Insurance Agency of Alabama, Inc. (Alabama)
          b.   MetLife General Insurance Agency of Kentucky, Inc. (Kentucky)
          c.   MetLife General Insurance Agency of Mississippi, Inc.
               (Mississippi)
          d.   MetLife General Insurance Agency of Texas, Inc. (Texas)
          e. MetLife General Insurance Agency of North Carolina, Inc. (North Carolina)

     4.   MetLife HealthCare Management Corporation (Delaware)

          a.   MetLife HealthCare Network of Kansas City, Inc. (Missouri)
          b.   MetLife HealthCare Network of Northern New Jersey, Inc. (New
               Jersey)
          c.   Metlife HealthCare Network of New York, Inc. (New York)
          d.   MetLife HealthCare Network of Ohio, Inc. (Ohio)
          e.   MetLife HealthCare Network of Wisconsin, Inc. (Wisconsin)
          f.   MetLife HealthCare Network, Inc. (Delaware)
          g.   MetLife HealthCare Network of Georgia, Inc. (Georgia)
          h.   MetLife HealthCare Network of Illinois, Inc. (Delaware)
          i.   MetLife HealthCare Network of Arizona, Inc. (Arizona)
          j.   MetLife HealthCare Network of Kentucky, Inc. (Kentucky)
          k.   MetLife HealthCare Network of Massachusetts, Inc. (Massachusetts)
          l.   MetLife HealthCare Network of Texas, Inc. (Texas)
          m.   MetLife HealthCare Network of Florida, Inc. (Florida)
          n.   MetLife HealthCare Network of Colorado, Inc. (Colorado)
          o.   MetLife HealthCare Network of California, Inc. (California)

     5.   Corporate Health Strategies, Inc. (Delaware)

     6.   Metropolitan Asset Management Corporation (Delaware)

          a.   MetLife Capital Holdings, Inc. (Delaware)

               i.   MetLife Capital Corporation (Delaware)

                    (1)  Searles Cogeneration, Inc. (Delaware)
                    (2)  MLYC Cogen, Inc. (Delaware)
                    (3)  MCC Yerkes Inc. (Washington)
                    (4) MetLife Capital, Limited Partnership (Delaware). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan (90%) and MetLife Capital Corporation (10%).
                    (5)  MCC Investment Corporation (Delaware)

                         (a)  MetLife Capital Credit L.P. (Delaware).
                              Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan (90%) and MCC Investment Corporation (10%).

                    (6)  MetLife Capital Portfolio Investments, Inc. (Nevada)

                         (a)  MetLife Capital Funding Corp. (Delaware)

               ii.  MetLife Capital Financial Corporation (Delaware)

               iii. MetLife Financial Acceptance Corporation (Delaware).
                    MetLife Capital Holdings, Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the common stock of MetLife Financial Acceptance Corporation.

          b.   MetLife Investment Management Corporation (Delaware)

               i. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

          c.   MetLife Realty Group, Inc. (Delaware)

          d. GFM International Investors Limited (United Kingdom). The common stock of GFM International Investors Limited ("GFM") is held by Metropolitan (99.5%) and by an employee of GFM (.5%). GFM is a sub-investment manager for the International Stock Portfolio of Metropolitan Series Fund, Inc.

               i.   GFM Investments Limited (United Kingdom)

     7.   SSRM Holdings, Inc. (Delaware)

          a. State Street Research & Management Company (Delaware). Is a sub-investment manager for the Growth, Income, Diversified and Aggressive Growth Portfolios of Metropolitan Services Fund, Inc.

               i.   State Street Research Energy, Inc. (Massachusetts)
               ii.  State Street Research Investment Services, Inc.
                    (Massachusetts)

          b.   Metric Holdings, Inc. (Delaware)

               i.   Metric Management Inc. (Delaware)
               ii.  Metric Realty Corp. (Delaware)
               iii. Metric Realty (Illinois).  Metric Realty Corp. and Metric
                    Holdings, Inc. each holds 50% of the common stock of Metric Realty.

                    (1)  Metric Capital Corporation (California)
                    (2)  Metric Assignor, Inc. (California)
                    (3)  Metric Institutional Realty Advisors, Inc. (California)
                    (4)  Metric Institutional Realty Advisors, L.P.
                         (California).
                         Metric Realty holds a 99% limited partnership interest and Metric Institutional Realty Advisors, Inc. holds a 1%
                         interest as general partner in Metric Institutional Realty Advisors, L.P.
                    (5)  Metric Realty Services, Inc. (Delaware)
                    (6) Metric Institutional Apartment Fund II, L.P. (California). Metric Realty holds a 1% interest as general partner and Metropolitan holds an approximately 14.6% limited partnership interest in Metric Institutional Apartment Fund II, L.P.

     8.   MetLife Holdings, Inc. (Delaware)

          a.   MetLife Funding, Inc. (Delaware)
          b.   MetLife Credit Corp. (Delaware)

     9.   Metropolitan Tower Realty Company, Inc. (Delaware)

     10.  MetLife Real Estate Advisors, Inc. (California)

B.   Metropolitan Tower Life Insurance Company (Delaware)

C.   MetLife Security Insurance Company of Louisiana (Louisiana)

D.   MetLife Texas Holdings, Inc. (Delaware)

     1.   Texas Life Insurance Company (Texas)

          a.   Texas Life Agency Services, Inc. (Texas)

E.   MetLife Securities, Inc. (Delaware)

F.   23rd Street Investments, Inc. (Delaware)

G.   Metropolitan Life Holdings Limited (Ontario, Canada)

     1.   Metropolitan Life Financial Services Limited (Ontario, Canada)

          a.   810597 Ontario, Inc. (Ontario, Canada)
          b.   810660 Ontario Inc. (Canada)
          c.   478077 Alberta Ltd. (Alberta, Canada)

     2.   Metropolitan Life Financial Management Limited (Ontario, Canada)

          a.   Metropolitan Life Insurance Company of Canada (Canada)
          b.   Metropolitan Life Operations Limited (Canada)

               i.   Metropolitan Trust Company of Canada (Canada)

     3.   Morguard Investments Limited (Ontario, Canada)
          Shares of Morguard Investments Limited ("Morguard") are held by Metropolitan Life Holdings Limited (82%) and by employees of Morguard (18%).
     4.   Services La Metropolitaine Quebec, Inc. (Quebec, Canada)
     5.   167080 Canada, Inc. (Canada)

          a.   446068 B.C. Ltd. (British Columbia, Canada)

H.   MetLife (UK) Limited (Great Britain)

     1.   Albany Life Assurance Company Limited (Great Britain)

          a.   Albany Pension Managers and Trustees Limited (Great Britain)

     2.   Albany Home Loans Limited (Great Britain)
     3.   ACFC Corporate Finance Limited (Great Britain)
     4.   Metropolitan Unit Trust Managers Limited (Great Britain)
     5.   Albany International Assurance Limited (Isle of Man)
     6.   MetLife Group Services Limited (Great Britain)

I. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1.   Seguros Genesis, S.A. (Spain)
     2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

J. Kolon-Met Life Insurance Company (Korea). Shares of Kolon-MetLife Insurance Company are held by Metropolitan (51%) and by an entity (49%) unaffiliated with Metropolitan.

K.   Genesis Seguros de Vida S.A. (Argentina)

L. Genesis Seguros de Retiro S.A. (Argentina). Shares of Genesis Seguros de Retiro S.A. are held by Metropolitan (10%) and by an entity (90%) unaffiliated with Metropolitan.

M.   161397 Canada Inc. (Canada)

N.   2945835 Canada Inc. (Canada)

O.   Metropolitan Marine Way Investments Limited (British Columbia, Canada)

P.   Met Life Holdings Luxembourg (Luxembourg)

Q.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

R.   MetLife International Holdings, Inc. (Delaware)

S.   Century 21 Real Estate Corporation (Delaware)

     1.   Century 21 of the Pacific, Inc. (California)
     2.   Century 21 of the West, Inc. (California)
     3.   Century 21 Great Lakes, Inc. (Michigan)
     4.   Century 21 of the Southeast, Inc. (Florida)
     5.   Century 21 Australasia Pty. Ltd. (Australia)
     6.   Century 21 North Central, Inc. (Illinois)
     7.   Century 21 South Central States, Inc. (Texas)
     8.   Western Relocation Management, Inc. (California)
     9.   Century 21 United Kingdom Limited (United Kingdom)
     10.  Century 21 of the Northeast, Inc. (New Jersey)

T.   Metmor Financial, Inc. (California)

     1.   MetFirst Insurance Agency, Inc. (Delaware)

U.   Metropolitan Realty Management, Inc. (Delaware)

     1.   Edison Supply and Distribution, Inc. (Delaware)
     2.   Cross & Brown Company (New York)

          a.   Cross & Brown Residentials, Inc. (New York)
          b.   Cross & Brown Company of Florida, Inc. (Florida)
          c.   Cross & Brown Associates of New York, Inc. (New York)
          d.   Cross & Brown Associates of New Jersey, Inc. (New Jersey)
          e.   Subrown Corp. (New York)
          f.   Cross & Brown Construction Corp. (New York)
          g.   CBNJ, Inc. (New Jersey)
          h.   Cross & Brown of Connecticut, Inc. (Connecticut)

V.   MetPark Funding, Inc. (Delaware)

W.   2154 Trading Corporation (New York)

X.   Transmountain Land & Livestock Company (Montana)

Y.   Met West Agribusiness, Inc. (Delaware)

Z.   Farmers National Company (Nebraska)

     1.   Farmers National Commodities, Inc. (Nebraska)

AA.  Nebraska Farms, Inc. (Nebraska)

AB.  MetFarm and Ranch Properties, Inc. (Delaware)

AC.  MetLife Group Administrator, Inc.

AD. The MetraHealth Companies, Inc. (Delaware). Shares of The Metra Health Companies, Inc. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

In addition to the entities listed above, Metropolitan (or where indicated an affiliate) also owns an interest in the following entities, among others:

1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan owned facilities and airplanes. It is not engaged in any business.

2) Quadreal Corp., a New York corporation, is the fee holder of a parcel of real property subject to a 999 year prepaid lease. It is wholly-owned by Metropolitan, having been acquired by a wholly-owned subsidiary of Metropolitan in 1973 for $10 in connection with a real estate investment and transferred to Metropolitan in 1988.

3) Met Life International Real Estate Equity Shares, Inc., a Delaware corporation, is a real estate investment trust. Metropolitan owns approximately 18.4% of the outstanding common stock of this company and has the right to designate 2 of the 5 members of its Board of Directors.

4)  Metropolitan Structures is a general partnership in which Metropolitan owns
a 50% interest.   Metropolitan Structures owns 100% of the common stock of
Cicero/Cermak Corporation, an Illinois corporation, which owns and manages a shopping center in Illinois. Metropolitan Structures, Inc., an Illinois corporation, is a property manager. Metropolitan Structures, Inc. is wholly owned by Metropolitan Structures. Metropolitan Structures, Inc. is the sole general partner of MS Management Services, L.P., an Illinois limited partnership in which Metropolitan has a 49.5% interest as a limited partner.

5) Metropolitan Structures West, Inc. (doing business as MS Management Services), a California corporation, is a property manager in California. Metropolitan owns 50% of the capital stock of Metropolitan Structures West, Inc.

6) Seguros Genesis, S.A. (Mexico), is a Mexican insurer in which Metropolitan and two of its subsidiaries collectively own a 24.5% interest and have the right to designate 2 of the 9 members of the Board of Directors.

7) Interbroker, Correduria de Reaseguros, S.A., is a Spanish insurance brokerage company in which Santander Met, S.A., a subsidiary of Metropolitan in which Metropolitan owns a 50% interest, owns a 50% interest and has the right to designate 2 of the 4 members of the Board of Directors.

8) Met Life Agricultural Limited Partnership, is an Illinois limited partnership of which Met Farm and Ranch Properties, Inc. has a 1% interest as general partner and a 57.28% interest as limited partner.

9) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

10) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

11) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly-owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest therein. The MILPs have various ownership interests in certain companies. The various MILPs own, directly or indirectly, more than 50% of the common stock of the following companies: Braelan Corp., and its subsidiary, Dan River, Inc.; Lincoln Group Holding Corp.; Igloo Holdings, Inc. and its subsidiary, Igloo Products Corporation; Blodgett Holdings, Inc., and its subsidiaries, GS Blodgett Corporation, GS Blodgett International Ltd., GS Blodgett Inc., Pitco Frialator, Inc., Magikitch'n, Inc., and Cloverleaf Properties, Inc.; and Briggs Holdings, Inc., and its subsidiary, Briggs Plumbing Products, Inc.

  In addition to the entities shown on the organizational chart, Metropolitan (or where indicated a subsidiary) also directly owns an interest in the following entities:

    (1) CP&S Communications, Inc., a New York corporation, holds federal radio-communications licenses for equipment used in Metropolitan owned facilities and airplanes. It is not engaged in any business.

    (2) Quadreal Corp., a New York corporation, is the fee holder of a parcel of real property subject to a 999 year prepaid lease. It is wholly-owned by Metropolitan, having been acquired by a wholly-owned subsidiary of Metropolitan in 1973 for $10 in connection with a real estate investment and transferred to Metropolitan in 1988.

    (3) Met Life International Real Estate Equity Shares, Inc., a Delaware corporation, is a real estate investment trust. Metropolitan owns approximately 18.4% of the outstanding common stock of this company and has the right to designate 2 of the 5 members of its Board of Directors.

    (4) Metropolitan Structures West, Inc. (doing business as MS Management Services), a California corporation, is a property manager in California. Metropolitan owns 50% of the capital stock of Metropolitan Structures West, Inc.

    (5) Seguros Genesis, S.A. (Mexico), is a Mexican insurer in which Metropolitan and two of its subsidiaries collectively own a 24.5% interest and have the right to designate 2 of the 9 members of the Board of Directors.

    (6) Interbroker, Correduria de Reaseguros, S.A., is a Spanish insurance brokerage company in which Santander Met, S.A., a subsidiary of Metropolitan in which Metropolitan owns a 50% interest, owns a 50% interest and has the right to designate 2 of the 4 members of the Board of Directors.

    (7) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

    (8) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest. Metropolitan Structures owns 100% of the common stock of Cicero/Cermak Corporation, an Illinois corporation, which owns and manages a shopping center in Illinois. Metropolitan Structures, Inc., an Illinois corporation is a property manager. Metropolitan Structures, Inc. is wholly owned by Metropolitan Structures.

    (9) MetLife Agricultural Limited Partnership, is an Illinois limited partnership of which Met Farm and Ranch Properties, Inc. has a 1% interest as general partner and a 57% interest as limited partner.

    (10) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters.
  Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

    (11) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly-owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest therein. The MILPs have various ownership interests in certain companies. The various MILPs own, directly or indirectly, 50% of the common stock of the following companies:
  Braelan Corp., and its subsidiary, Dan River Inc.; Lincoln Group Holding Corp.; Igloo Holdings, Inc. and its subsidiary, Igloo Products Corporation; Blodgett Holdings, Inc., and its subsidiaries, GS Blodgett Corporation, GS Blodgett International Ltd., GS Blodgett Inc., Pitco Frialator, Inc., Magikitch'n, Inc., and Cloverleaf Properties, Inc.; and Briggs Holdings, Inc., and its subsidiary, Briggs Plumbing Products, Inc.

ITEM 27. NUMBER OF CONTRACTOWNERS.

  As of February 28, 1995:

                                                   NUMBER OF
            TITLE OF CLASS                          HOLDERS
            --------------                         ---------
           Contract holders
            Qualified.............................  295,601
            Non-Qualified.........................   70,206

ITEM 28. INDEMNIFICATION

                    UNDERTAKING PURSUANT TO RULE 484(b)(1)
                       UNDER THE SECURITIES ACT OF 1933

  Metropolitan Life Insurance Company has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan Life Insurance Company pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS.

  (a) The principal underwriter of the registrant is Metropolitan Life Insurance Company. Metropolitan Life acts in the following capacities with respect to the following investment companies:

      Metropolitan Tower Life Separate Account One (principal underwriter) Metropolitan Tower Life Separate Account Two (principal underwriter) Metropolitan Life Separate Account UL (principal underwriter) Metropolitan Series Fund, Inc. (principal underwriter and investment adviser)

  (b) See response to Item 25 above.

  (c)
              (1)                                      (2)
 NAME OF PRINCIPAL UNDERWRITER      NET UNDERWRITING DISCOUNTS AND COMMISSIONS
 -----------------------------      ------------------------------------------
Metropolitan Life Insurance Company                    N/A

              (3)
 COMPENSATION ON REDEMPTION OR                         (4)
         ANNUITIZATION                        BROKERAGE COMMISSIONS
 -----------------------------                ---------------------
           $3,957,522                                  N/A

              (5)
          COMPENSATION
          ------------
              N/A

ITEM 30. LOCATION OF ACCOUNT AND RECORDS.
  Metropolitan Life Insurance Company
  One Madison Avenue
  New York, N.Y. 10010

ITEM 31. MANAGEMENT SERVICES.

  Not Applicable

ITEM 32. UNDERTAKINGS.

  (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

  (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

  (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

  (d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a)-(d) of Rule 6c-7 have been complied with.

  (e) The undersigned registrant represents that for its TSA Contracts it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1)-(4) of such letter.

                                   SIGNATURES

  AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS CERTIFIED THAT IT MEETS THE REQUIREMENTS OF SECURITIES ACT RULE 485 FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT AND HAS CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF, IN THE CITY OF NEW YORK, AND STATE OF NEW YORK ON THIS 24TH DAY OF APRIL, 1995.

                                          Metropolitan Life Separate Account E
                                                     (REGISTRANT)

                                          by:   Metropolitan Life Insurance
                                                          Company
                                                       (DEPOSITOR)


                                          by:    /s/ Richard M. Blackwell
                                             ----------------------------------
                                                  (RICHARD M. BLACKWELL)
                                             SENIOR VICE-PRESIDENT AND GENERAL
                                                          COUNSEL


                                          Metropolitan Life Insurance Company
                                                     (DEPOSITOR)


                                          by:    /s/ Richard M. Blackwell
                                             ----------------------------------
                                                  (RICHARD M. BLACKWELL)
                                             SENIOR VICE-PRESIDENT AND GENERAL
                                                          COUNSEL

                                   SIGNATURES

  AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

              SIGNATURE                         TITLE                DATE
              ---------                         -----                ----

 *                                      Chairman of the
  ----------------------------------     Board, Chief
           HARRY P. KAMEN                Executive Officer
                                         and Director

 *                                      President, Chief
  ----------------------------------     Operating Officer
      THEODOSSIOS ATHANASSIADES          and Director

 *                                      Senior Vice-
  ----------------------------------     President and
         FREDERICK P. HAUSER             Controller
                                         (Principal
                                         Accounting Officer)

 *                                      Director
  ----------------------------------
         CURTIS H. BARNETTE

 *                                      Director
  ----------------------------------
          JOAN GANZ COONEY

 *                                      Director
  ----------------------------------
           JOHN J. CREEDON

 *                                      Director
  ----------------------------------
            A. LUIS FERRE


*By   /s/ Richard G. Mandel, Esq.                               April 24, 1995
   ----------------------------------
       RICHARD G. MANDEL, ESQ.
          ATTORNEY-IN-FACT

              SIGNATURE                         TITLE                DATE
              ---------                         -----                ----

 *                                            Director
  ----------------------------------
          JAMES R. HOUGHTON

 *                                            Director
  ----------------------------------
          HELENE L. KAPLAN

 *                                            Director
  ----------------------------------
         RICHARD J. MAHONEY

 *                                            Director
  ----------------------------------
           ALLEN E. MURRAY

 *                                            Director
  ----------------------------------
         JOHN J. PHELAN, JR.

 *                                            Director
  ----------------------------------
          JOHN B. M. PLACE

                                              Director
  ----------------------------------
            HUGH B. PRICE

 *                                            Director
  ----------------------------------
          WILLIAM S. SNEATH

 *                                            Director
  ----------------------------------
          JOHN R. STAFFORD

 *                                            Director
  ----------------------------------
         ROBERT G. SCHWARTZ



*By   /s/ Richard G. Mandel, Esq.                               April 24, 1995
   ----------------------------------
       RICHARD G. MANDEL, ESQ.
         ATTORNEY-IN-FACT

                         INDEPENDENT AUDITORS' CONSENT

Contractholders of Metropolitan Life Separate Account E:

  We consent to the use in this Post-Effective Amendment No. 18 to Registration Statement No. 2-90380 of our opinion dated February 21, 1995, relating to Metropolitan Life Separate Account E, our opinion dated February 10, 1995, relating to Metropolitan Life Insurance Company, to the reference to us under the heading "Independent Auditors", appearing in the Statement of Additional Information, which is a part of such Registration Statement, and to the reference to us under the heading "Condensed Financial Information" appearing in the Prospectuses, which are also a part of such Registration Statement.

Deloitte & Touche LLP
New York, New York
April 24, 1995

                                 EXHIBIT INDEX

  (B) EXHIBITS

 EXHIBIT NO.                                  DESCRIPTION                                PAGE NO.
 -----------                                  -----------                                --------
(1)             --Resolution of the Board of Directors of Metropolitan Life establishing
                 Separate Account E./1/
(2)             --Not applicable.
(3)(a)          --Not applicable.
   (b)          --Form of Selected Broker Agreement./22/
   (c)          --Participation Agreement--Calvert/16/
   (d)          --Participation Agreements--Fidelity Distributors Corp./18/
(4)(a)          --Amended Form of IRC Section 401 Group Annuity Contract
                 (VestMet)./13/
   (a)(i)       --Form of IRC Section 401 Group Annuity Contract (Preference Plus)
                 (Version 2)./15/
   (a)(ii)      --Form of IRC Section 401 Group Annuity Contract (Preference Plus)
                 (Allocated and Unallocated)./16/,/18/,/19/,/20/,/22/
   (a)(iii)     --Form IRC Section 401 Individual Annuity Contract (Preference
                 Plus)./22/
   (b)          --Amended Form of IRC Section 403(b) Group Annuity Contract
                 (VestMet)./13/
   (b)(i)       --Amended Form of IRC Section 403(b) Group Annuity Contract (Preference
                 Plus)./16/
   (b)(i)(A)    --Form of IRC Section 403(b) Group Annuity Contract (Financial Freedom-
                 LIJ)./20/
   (b)(ii)      --Form of Certificate under IRC Section 403(b) Group Annuity Contract
                 (Vest- Met)./13/
   (b)(iii)     --Form of Certificate under IRC Section 403(b) Group Annuity Contract
                 (Preference Plus) (Version 2)./15/
   (b)(iii)(A)  --Form of Certificate under IRC Section 403(b) Group Annuity Contract
                 (Preference Plus) (Versions 1 and 2)./15/
   (b)(iii)(B)  --Amended Form of Certificate under IRC Section 403(b) Group Annuity
                 Contract (Preference Plus) (New York)./16/
   (b)(iii)(C)  --Form of Certificate under IRC Section 403(b) Group Annuity Contract
                 (Financial Freedom Account)/20/
   (b)(iii)(D)  --Forms of Certificate under IRC Section 403(b) Group Annuity Contract
                 (Preference Plus--Enhanced TSA Preference Plus Contract)./20/,/22/
   (b)(iii)(E)  --Amended Form of Certificate under IRC Section 403(b) Group Annuity
                 Contract (Preference Plus)./20/
   (b)(iii)(F)  --Form of Certificate under IRC Section 403(b) Group Annuity Contract
                 (Chapman)./22/
   (b)(iv)      --Form of Texas Rider for Certificate under IRC Section 403(b) Group
                 Annuity Contract (VestMet)./1/
   (b)(v)       --Form of Texas Endorsement for Certificate under IRC Section 403(b)
                 Group Annuity Contract (Preference Plus)./22/
   (c)          --Form of IRC Section 408 Simplified Employee Pension Contract
                 (VestMet)./2/
   (c)(i)(A)    --Form of IRC Section 408 Simplified Employee Pension Contract
                 (Preference Plus) (Version 2)./15/
   (c)(i)(B)    --Amended Form of IRC Section 408 Simplified Employee Pension Contract
                 (Preference Plus)./16/

 EXHIBIT NO.                                 DESCRIPTION                                PAGE NO.
 -----------                                 -----------                                --------
    (c)(i)     --Form of IRC Section 408 Simplified Employee Pension Contract
                (Illinois, Minnesota) (VestMet)./3/
    (c)(ii)    --Form of IRC Section 408 Simplified Employee Pension Contract
                (Michigan) (VestMet)./3/
    (c)(iii)   --Form of IRC Section 408 Simplified Employee Pension Contract (New
                York) (VestMet)./3/
    (c)(iv)    --Form of IRC Section 408 Simplified Employee Pension Contract (South
                Carolina) (VestMet)./3/1
    (c)(v)     --Form of IRC Section 408 Simplified Employee Pension Contract
                (Pennsylvania) (VestMet)./4/
    (c)(vi)    --Form of IRC Section 408 Simplified Employee Pension Contract
                (Washington) (VestMet)./4/
    (c)(vii)   --Information Statement concerning IRC Section 408 Simplified Employee
                Pension Contract (VestMet)./5/
    (d)        --Form of IRC Section 408 Individual Retirement Annuity Contract
                (VestMet)./2/
    (d)(i)(A)  --Form of IRC Section 408 Individual Retirement Annuity Contract
                (Preference Plus) (Version 2)./15/
    (d)(i)(B)  --Form of IRC Section 408 Individual Retirement Annuity Contract
                (Preference Plus)./16/22/
    (d)(i)     --Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                Contract (VestMet)./3/
    (d)(ii)    --Form of IRC Section 408 Individual Retirement Annuity Contract
                (Michigan) (VestMet)./3/
    (d)(iii)   --Form of IRC Section 408 Individual Retirement Annuity Contract
                (Illinois, Minnesota) (VestMet)./3/
    (d)(iv)    --Form of IRC Section 408 Individual Retirement Annuity Contract
                (Michigan) (VestMet)./3/
    (d)(v)     --Form of IRC Section 408 Individual Retirement Annuity Contract (New
                York) (VestMet)./3/
    (d)(vi)    --Form of IRC Section 408 Individual Retirement Annuity Contract (South
                Carolina) (VestMet)./3/
    (d)(vii)   --Form of IRC Section 408 Individual Retirement Annuity Contract
                (Pennsylvania) (VestMet)./4/
    (d)(viii)  --Form of IRC Section 408 Individual Retirement Annuity Contract
                (Washington) (VestMet)./4/
    (d)(ix)    --Information Statement concerning IRC Section 408 Individual Retirement
                Annuity Contract (VestMet)./5/
    (d)(x)     --Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                Contract (VestMet)./13/
    (d)(xi)    --Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                Contract (Michigan) (VestMet)./13/
    (d)(xii)   --Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                Contract (South Carolina) (VestMet)./13/
    (e)        --Amended Form of IRC Section 408 Group Individual Retirement Annuity
                Contract (VestMet)./13/
    (e)(1)     --Form of IRC Section 408 Group Individual Retirement Annuity Contract
                (Preference Plus)./15/
    (e)(i)     --Form of Certificate under IRC Section 408 Group Individual Retirement
                Annuity Contract (VestMet)./13/
    (e)(i)(A)  --Form of Certificate under IRC Section 408 Group Individual Retirement
                Annuity Contract (Preference Plus)./20/
    (e)(i)(B)  --Forms of Certificate under IRC Section 408 Group Individual Retirement
                Annuity Contract (Enhanced)./22/

 EXHIBIT NO.                                 DESCRIPTION                                PAGE NO.
 -----------                                 -----------                                --------
    (f)        --Amended Form of IRC Section 457 Group Annuity Contract for Public
                Employee Deferred Compensation Plans (VestMet)./13/
    (f)(i)     --Form of IRC Section 457 Group Annuity Contract for Public Employee
                Deferred Compensation Plans (Preference Plus) (Version 2)./15/
    (f)(ii)    --Amended Form of IRC Section 457 Group Annuity Contract for Public
                Employee Deferred Compensation Plans (Preference Plus)./20/
    (f)(iii)   --Form of IRC Section 457 Group Annuity Contract for Public Employee
                Deferred Compensation Plans (Enhanced Preference Plus)./20/
    (f)(iv)    --Form of IRC Section 457 Group Annuity Contract for Public Employee
                Deferred Compensation Plans (Financial Freedom)./20/
    (g)        --Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                Contract which Converts Contract into Non-Qualified Status
                (VestMet)./13/
    (g)(1)     --Form of Non-Qualified Contract (Preference Plus) (Version 2)./15/
    (g)(i)(A)  --Amended Form of Non-Qualified Contract (Preference Plus)./16/22/
    (g)(i)     --Information Statement concerning IRC Section 408 Individual Retirement
                Annuity Contract with Non-Qualified Endorsement (VestMet)./5/
    (g)(ii)    --Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                Contract with Non-Qualified Endorsement (Michigan) (VestMet)./13/
    (g)(iii)   --Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                Contract with Non-Qualified Endorsement (South Carolina)
                (VestMet)./13/
    (h)        --Amended Form of Non-Qualified Group Contract (VestMet)./13/
    (h)(1)     --Form of Non-Qualified Group Contract (Preference Plus)./15/
    (h)(i)     --Form of Certificate under Non-Qualified Group Contract
                (VestMet)./13/
    (h)(i)(A)  --Forms of Certificate under Non-Qualified Group Contract (Preference
                Plus)./15/,/20/,/22/
    (h)(i)(B)  --Form of Non-Qualified Group Contract (Preference Plus)./17/
    (h)(i)(C)  --Form of Non-Qualified Group Contract (Enhanced Preference Plus)./19/
    (i)        --Endorsement with respect to Individual IRA and Individual Non-
                Qualified Contract concerning Death Benefit Provisions (VestMet)./4/
    (j)        --Specimen of variable retirement annuity contract for Metropolitan
                Variable Account B./6/
    (k)        --Proposed Form of Metropolitan Investment Annuity Program, Form 37-74
                MIAP for Metropolitan Life Variable Account C./7/
    (l)        --Proposed Form of Metropolitan Investment Annuity Program, Form 37-74
                MIAP for Metropolitan Life Variable Account D./8/
    (m)        --Specimen of Flexible-Purchase Variable Annuity Contract for
                Metropolitan Variable Account A./9/
    (n)        --Specimen of Variable Annuity Contract, Forms 37TV-65 and 20SV-65 for
                Metropolitan Variable Account B./10/
    (o)        --Form of Certificate under IRC Section 403(a) Group Annuity Contract
                (Preference Plus)./19/
    (o)(i)     --Forms of Certificate under IRC Section 403(a) Group Annuity Contract
                (Financial Freedom)./20/,/22/
    (o)(ii)    --Form of Certificate under IRC Section 403(a) Group Annuity Contract
                (South Carolina)./22/
    (o)(iii)   --Form of Certificate under IRC Section 403(a) Group Annuity Contract
                (SUNY)./22/
    (p)        --Form of Single Premium Immediate Income Payment Contract (Preference
                Plus)./20/,/21/
    (q)        --Form of Single Premium Immediate Income Payment Certificate (Enhanced
                Preference Plus and Financial Freedom)./20//21/

EXHIBIT NO.                                DESCRIPTION                                PAGE NO.
-----------                                -----------                                --------
   (r)       --Endorsements for Single Premium Immediate Income Payment
              Contract./22/
(5)(a)       --Participation Request and Agreement for the IRC Section 401 Group
              Annuity Contract./1/
   (b)       --Enrollment Form with respect to the IRC Section 401 Group Annuity
              Contract./1/
   (b)(i)    --Enrollment Form with respect to the IRC Section 401 Group Annuity
              Contract (Preference Plus) (Allocated)./18/
   (c)       --Participation Request and Agreement for the IRC Section 403(b) Group
              Annuity Contract./1/
   (c)(i)    --Participation Request and Agreement for the IRC Section 403(b) Group
              Annuity Contract (Direct Mail Form)./12/
   (d)       --Enrollment Form with respect to the IRC Section 403(b) Group Contract and the IRC Section 457 Group Annuity Contract./20/
   (d)(i)    --403(b) Tax Deferred Annuity Customer Agreement Acknowledgement./13/
   (d)(ii)   --Enrollment Form with respect to the IRC Section 403(b) Group Annuity
              Contract (Enhanced Preference Plus TSA)./20/
   (d)(iii)  --Enrollment Form with respect to the IRC Section 403(b) Group Annuity
              Contract (FFA-TSA)./20/
   (e)       --Enrollment Form with respect to the IRC Section 403(b) Group Annuity
              Contract and the IRC Section 457 Group Annuity Contract./1/
   (f)       --Application for an IRC Section 408 Simplified Employee Pension, IRA
              and Non- Qualified Contracts (Preference Plus)./20/,/21/
   (f)(i)    --Application for Individual IRA and Non-Qualified Contract (Direct Mail
              Form)./12/
   (g)       --Employer Adoption Request Form./12/
   (g)(i)    --Employer Utilization Request Form./12/
   (g)(ii)   --Enrollment Form for IRC Section 408 Group Individual Retirement
              Account Contract and Non-Qualified Group Contract./12/
   (g)(iii)  --Funding Authorization and Agreement./20/
   (g)(iv)   --Funding Authorization and Agreement (SEP)./20/
   (h)(i)    --Enrollment Form for IRC Section 408 Individual Retirement Annuity, IRC
              Section 408k Simplified Employee Pension and Non-Qualified Income
              Annuity Contract./21/
   (h)(ii)   --Enrollment Form for IRC Sections 403(b), 403(a) and 457 Group Income
              Annuity Contract./21/
 (6)         --Charter and By-Laws of Metropolitan Life.16
 (7)         --Not applicable.
 (8)         --Not applicable.
 (9)         --Opinion and consent of counsel as to the legality of the securities being registered./2/
(10)         --Not applicable.
(11)         --Not applicable.
(12)         --Not applicable.
(13)(a)      --Powers of Attorney./14//22/
(13)(b)      --(To be filed by amendment).

--------
 1. Filed with initial filing of this Registration Statement on Form S-6 on April 6, 1984.
 2. Filed with Pre-Effective Amendment No. 1 to this Registration Statement on Form S-6 on December 19, 1984.
 3. Filed with Post-Effective Amendment No. 1 to this Registration Statement on Form S-6 on April 25, 1985.
 4. Filed with Post-Effective Amendment No. 2 to this Registration Statement on Form S-6 on April 25, 1986.

 5. Filed with Post-Effective Amendment No. 3 to this Registration Statement on Form S-6 on July 25, 1986.
 6. Filed with Post-Effective Amendment No. 16 to Metropolitan Variable Account B Registration Statement under the Securities Act of 1933. IRA Endorsement filed as Exhibit to Form N-1Q, June 30, 1979.
 7. Filed as Exhibit No. 14 to Form N-8B-1 for Metropolitan Life Variable Account C, File No. 811-2017. Amended Metropolitan Investor-Annuity Program Form 37-75 MIAP-Calif. (for use in California only) and Form 37-75 MIAP (for use outside of California), with endorsement, Form R.S. 549 all previously filed as Exhibits 4(a) and 4(b), respectively, to form N-1Q dated January 30, 1976.
 8. Filed as Exhibit No. 14 to Form N-8B-1 for Metropolitan Life Variable Account D, File No. 811-2443. Amended Metropolitan Investor-Annuity Program Form 37-75 MIAP-Calif. (for use in California only) filed as Exhibit No. 4 to Form N-1Q, January 30, 1976.
 9. Filed with the initial filing of the Registration Statement of Metropolitan Variable Account A of Metropolitan Life Insurance Company on May 28, 1969.
10. Filed as Exhibit No. 3 to Form N-8B-1 for Metropolitan Variable Account B, File No. 811-2017.
11. Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4 on April 9, 1987.
12. Filed with Post-Effective Amendment No. 6 to this Registration Statement on Form N-4 on April 1, 1988.
13. Filed with Post-Effective Amendment No. 7 to this Registration Statement on Form N-4 on April 24, 1989.
14. Powers of attorney for all directors of Metropolitan Life Insurance Company, except George M. Keller, and Frederick P. Hauser, (Principal Accounting Officer) were filed with Post-Effective Amendment No. 6.
15. Filed with Post-Effective Amendment No. 9 to this Registration Statement on Form N-4 on March 1, 1990.
16. Filed with Post-Effective Amendment No. 11 to this Registration Statement on Form N-4 on March 1, 1991.
17. Filed with Post-Effective Amendment No. 12 to this Registration Statement on Form N-4 on April 24, 1991.
18. Filed with Post-Effective Amendment No. 13 to this Registration Statement on Form N-4 on February 28, 1992.
19. Filed with Post-Effective Amendment No. 14 to this Registration Statement on Form N-4 on April 25, 1992.
20. Filed with Post-Effective Amendment No. 15 to this Registration Statement on Form N-4 on April 8, 1993.
21. Filed with Post-Effective Amendment No. 16 to this Registration Statement on Form N-4 on April 27, 1994.
22. Filed herewith. Power of Attorney for Curtis H. Barnette filed herewith.